File No. 333-138540
Filed on April 30, 2013	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	13	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	54	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2013, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2013, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus	May 1, 2013

ELITEDESIGNS® VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, Inc.

6915	32-69152-00 2013/05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio	•	BlackRock Large Cap Growth V.I.
•	Adaptive Allocation Portfolio	•	Direxion Dynamic VP HY Bond
•	Alger Capital Appreciation	•	Dreyfus IP Small Cap Stock Index
•	Alger Large Cap Growth	•	Dreyfus IP Technology Growth
•	AllianceBernstein VPS Global Thematic Growth	•	Dreyfus Stock Index
•	AllianceBernstein VPS Growth and Income	•	Dreyfus VIF Appreciation
•	AllianceBernstein VPS Small/Mid Cap Value	•	Dreyfus VIF International Value
•	American Century VP Income & Growth	•	DWS Capital Growth VIP
•	American Century VP Inflation Protection	•	DWS Core Equity VIP
•	American Century VP International	•	DWS Global Growth VIP
•	American Century VP Mid Cap Value		(formerly DWS Global Thematic VIP)
•	American Century VP Value	•	DWS Global Small Cap Growth VIP
•	ALPS/Alerian Energy Infrastructure	•	DWS Government & Agency Securities VIP
•	BlackRock Basic Value V.I.	•	DWS High Income VIP
•	BlackRock Capital Appreciation V.I.	•	DWS Large Cap Value VIP
•	BlackRock Equity Dividend V.I.	•	DWS Small Mid Cap Value VIP
•	BlackRock Global Allocation V.I.		(formerly DWS Dreman Small Mid Cap Value VIP)
•	BlackRock Global Opportunities V.I.	•	Federated Fund for U.S. Government Securities II
•	BlackRock High Yield V.I.	•	Federated High Income Bond II
•	BlackRock Large Cap Core V.I.	•	Fidelity® VIP Balanced

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Summary prospectuses or p rospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2013

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2013/05/01

•	Fidelity® VIP Contrafund®	•	Guggenheim VT StylePlus Large Core
•	Fidelity® VIP Disciplined Small Cap		(formerly Guggenheim VT Large Cap Core)
•	Fidelity® VIP Emerging Markets	•	Guggenheim VT StylePlus Large Growth (formerly
•	Fidelity® VIP Growth & Income		Guggenheim VT Large Cap Concentrated Growth)
•	Fidelity® VIP Growth Opportunities	•	Guggenheim VT StylePlus Mid Growth
•	Fidelity® VIP High Income		(formerly Guggenheim VT Mid Cap Growth)
•	Fidelity® VIP Index 500	•	Guggenheim VT StylePlus Small Growth
•	Fidelity® VIP Investment Grade Bond		(formerly Guggenheim VT Small Cap Growth)
•	Fidelity® VIP Mid Cap	•	Guggenheim VT Total Return Bond
•	Fidelity® VIP Overseas		(formerly Guggenheim VT U.S. Intermediate Bond)
•	Fidelity® VIP Real Estate	•	Guggenheim VT U.S. Long Short Momentum
•	Fidelity® VIP Strategic Income	•	Ibbotson Aggressive Growth ETF Asset Allocation
•	Franklin Flex Cap Growth Securities	•	Ibbotson Balanced ETF Asset Allocation
•	Franklin Growth & Income Securities	•	Ibbotson Conservative ETF Asset Allocation
•	Franklin High Income Securities	•	Ibbotson Growth ETF Asset Allocation
•	Franklin Income Securities	•	Ibbotson Income and Growth ETF Asset Allocation
•	Franklin Large Cap Growth Securities	•	ING Clarion Global Real Estate
•	Franklin Large Cap Value Securities	•	ING Clarion Real Estate
•	Franklin Mutual Global Discovery Securities	•	ING MidCap Opportunities
•	Franklin Mutual Shares Securities	•	Innealta Capital Country Rotation
•	Franklin Rising Dividends Securities	•	Innealta Capital Sector Rotation
•	Franklin Small Cap Value Securities	•	Invesco V.I. American Franchise (formerly
•	Franklin Small-Mid Cap Growth Securities		Invesco Van Kampen V.I. American Franchise)
•	Franklin Strategic Income Securities	•	Invesco V.I. American Value
•	Franklin US Government Securities		(formerly Invesco Van Kampen V.I. American Value)
•	Goldman Sachs VIT Growth Opportunities	•	Invesco V.I. Comstock
•	Goldman Sachs VIT High Quality Floating Rate		(formerly Invesco Van Kampen V.I. Comstock)
	(formerly Goldman Sachs VIT Government Income)	•	Invesco V.I. Core Equity
•	Goldman Sachs VIT Large Cap Value	•	Invesco V.I. Equity and Income
•	Goldman Sachs VIT Mid Cap Value		(formerly Invesco Van Kampen V.I. Equity and Income)
•	Goldman Sachs VIT Strategic Growth	•	Invesco V.I. Global Core Equity
•	Goldman Sachs VIT Strategic International Equity	•	Invesco V.I. Global Health Care
•	Goldman Sachs VIT Structured Small Cap Equity	•	Invesco V.I. Government Securities
•	Guggenheim VT All-Asset Aggressive Strategy	•	Invesco V.I. Growth and Income (formerly
•	Guggenheim VT All-Asset Conservative Strategy		Invesco Van Kampen V.I. Growth and Income)
•	Guggenheim VT All-Asset Moderate Strategy	•	Invesco V.I. High Yield
•	Guggenheim VT All Cap Value	•	Invesco V.I. International Growth
•	Guggenheim VT CLS AdvisorOne Amerigo	•	Invesco V.I. Mid Cap Core Equity
•	Guggenheim VT CLS AdvisorOne Clermont	•	Invesco V.I. Mid Cap Growth
•	Guggenheim VT CLS AdvisorOne Select Allocation		(formerly Invesco Van Kampen V.I. Mid Cap Growth)
•	Guggenheim VT DWA Flexible Allocation	•	Invesco V.I. S&P 500 Index
•	Guggenheim VT DWA Sector Rotation	•	Invesco V.I. Small Cap Equity
•	Guggenheim VT Floating Rate Strategies	•	Invesco V.I. Utilities
•	Guggenheim VT Global Managed Futures Strategy	•	Ivy Funds VIP Asset Strategy
•	Guggenheim VT High Yield	•	Ivy Funds VIP Balanced
•	Guggenheim VT Large Cap Value	•	Ivy Funds VIP Core Equity
•	Guggenheim VT Macro Opportunities	•	Ivy Funds VIP Dividend Opportunities
•	Guggenheim VT Managed Asset Allocation	•	Ivy Funds VIP Energy
•	Guggenheim VT Mid Cap Value	•	Ivy Funds VIP Global Bond
•	Guggenheim VT MSCI EAFE Equal Weight	•	Ivy Funds VIP Growth
•	Guggenheim VT Multi-Hedge Strategies	•	Ivy Funds VIP High Income
•	Guggenheim VT Small Cap Value	•	Ivy Funds VIP International Core Equity
		•	Ivy Funds VIP International Growth

2

•	Ivy Funds VIP Limited-Term Bond	•	PIMCO VIT Foreign Bond (Unhedged)
•	Ivy Funds VIP Mid Cap Growth	•	PIMCO VIT Global Bond (Unhedged)
•	Ivy Funds VIP Real Estate Securities	•	PIMCO VIT High Yield
•	Ivy Funds VIP Science and Technology	•	PIMCO VIT Low Duration2
•	Ivy Funds VIP Small Cap Growth	•	PIMCO VIT Real Return2
•	Ivy Funds VIP Small Cap Value	•	PIMCO VIT Short-Term
•	Ivy Funds VIP Value	•	PIMCO VIT Total Return2
•	Janus Aspen Enterprise	•	Pioneer Bond VCT
•	Janus Aspen Forty	•	Pioneer Emerging Markets VCT
•	Janus Aspen Janus Portfolio	•	Pioneer High Yield VCT
•	Janus Aspen Overseas	•	Pioneer Real Estate Shares VCT
•	Janus Aspen Perkins Mid Cap Value	•	Pioneer Strategic Income VCT
•	JPMorgan Insurance Trust Core Bond Portfolio	•	Power Income VIT
•	JPMorgan Insurance Trust International Equity Portfolio	•	Probabilities Fund
•	JPMorgan Insurance Trust Intrepid Growth Portfolio	•	Putnam VT Absolute Return 500
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio	•	Putnam VT Capital Opportunities
•	JPMorgan Insurance Trust MidCap Growth Portfolio	•	Putnam VT Diversified Income
•	JPMorgan Insurance Trust Small Cap Core Portfolio	•	Putnam VT Equity Income
•	JPMorgan Insurance Trust US Equity Portfolio	•	Putnam VT Global Asset Allocation
•	Lord Abbett Series Bond-Debenture VC	•	Putnam VT Growth Opportunities
•	Lord Abbett Series Calibrated Dividend Growth VC	•	Putnam VT High Yield
•	Lord Abbett Series Classic Stock VC	•	Putnam VT Income
•	Lord Abbett Series Developing Growth VC	•	Putnam VT Investors
•	Lord Abbett Series Fundamental Equity VC	•	Putnam VT Voyager
•	Lord Abbett Series Growth and Income VC	•	Rydex VT Banking
•	Lord Abbett Series Growth Opportunities VC	•	Rydex VT Basic Materials
•	Lord Abbett Series Mid Cap Stock VC	•	Rydex VT Biotechnology
•	Lord Abbett Series Total Return VC	•	Rydex VT Commodities Strategy
•	Lord Abbett Series Value Opportunities VC	•	Rydex VT Consumer Products
•	MFS® VIT Emerging Markets Equity	•	Rydex VT Dow 2x Strategy
•	MFS® VIT High Yield	•	Rydex VT Electronics
•	MFS® VIT Investors Growth Stock	•	Rydex VT Energy
•	MFS® VIT Investors Trust	•	Rydex VT Energy Services
•	MFS® VIT New Discovery	•	Rydex VT Europe 1.25x Strategy
•	MFS® VIT Research	•	Rydex VT Financial Services
•	MFS® VIT Research Bond	•	Rydex VT Government Long Bond 1.2x Strategy
•	MFS® VIT Research International	•	Rydex VT Health Care
•	MFS® VIT Total Return	•	Rydex VT Internet
•	MFS® VIT Utilities	•	Rydex VT Inverse Dow 2x Strategy
•	Morgan Stanley UIF Emerging Markets Debt	•	Rydex VT Inverse Government Long Bond Strategy
•	Morgan Stanley UIF Emerging Markets Equity	•	Rydex VT Inverse Mid-Cap Strategy
•	Neuberger Berman AMT Guardian	•	Rydex VT Inverse NASDAQ-100® Strategy
•	Neuberger Berman AMT Socially Responsive	•	Rydex VT Inverse Russell 2000® Strategy
•	Oppenheimer Global Fund/VA	•	Rydex VT Inverse S&P 500 Strategy
	(formerly Oppenheimer Global Securities Fund/VA)	•	Rydex VT Japan 2x Strategy
•	Oppenheimer Global Strategic Income Fund/VA	•	Rydex VT Leisure
•	Oppenheimer International Growth Fund/VA	•	Rydex VT Mid-Cap 1.5x Strategy
•	Oppenheimer Main Street Small Cap Fund®/VA	•	Rydex VT NASDAQ-100®
•	(formerly Oppenheimer Main Street Small- &	•	Rydex VT NASDAQ-100® 2x Strategy
	Mid-Cap Fund®/VA )	•	Rydex VT Nova
•	PIMCO VIT All Asset	•	Rydex VT Precious Metals
•	PIMCO VIT CommodityRealReturn Strategy	•	Rydex VT Real Estate
•	PIMCO VIT Emerging Markets Bond	•	Rydex VT Retailing

3

•	Rydex VT Russell 2000® 1.5x Strategy	•	VA International Small Portfolio of the DFA Investment
•	Rydex VT Russell 2000® 2x Strategy		Dimensions Group Inc. (the “Dimensional VA
•	Rydex VT S&P 500 2x Strategy		International Small Portfolio”)
•	Rydex VT S&P 500 Pure Growth	•	VA International Value Portfolio of the DFA Investment
•	Rydex VT S&P 500 Pure Value		Dimensions Group Inc. (the “Dimensional VA
•	Rydex VT S&P MidCap 400 Pure Growth		International Value Portfolio”)
•	Rydex VT S&P MidCap 400 Pure Value	•	VA Short-Term Fixed Portfolio of the DFA Investment
•	Rydex VT S&P SmallCap 600 Pure Growth		Dimensions Group Inc. (the “Dimensional VA Short-
•	Rydex VT S&P SmallCap 600 Pure Value		Term Fixed Portfolio”)
•	Rydex VT Strengthening Dollar 2x Strategy	•	VA U.S. Large Value Portfolio of the DFA Investment
•	Rydex VT Technology		Dimensions Group Inc. (the Dimensional VA U.S.
•	Rydex VT Telecommunications		Large Value Portfolio”)
•	Rydex VT Transportation	•	VA U.S. Targeted Value Portfolio of the DFA Investment
•	Rydex VT U.S. Government Money Market		Dimensions Group Inc. (the “Dimensional VA U.S.
•	Rydex VT Utilities		Targeted Value Portfolio”)
•	Rydex VT Weakening Dollar 2x Strategy	•	Van Eck VIP Global Gold
•	T. Rowe Price Blue Chip Growth	•	Van Eck VIP Global Hard Assets
•	T. Rowe Price Equity Income	•	Virtus International Series
•	T. Rowe Price Health Sciences	•	Virtus Multi-Sector Fixed Income Series
•	T. Rowe Price Limited-Term Bond	•	Virtus Premium AlphaSector Series
•	Templeton Developing Markets Securities	•	Virtus Real Estate Securities Series
•	Templeton Foreign Securities	•	Virtus Strategic Allocation Series
•	Templeton Global Bond Securities	•	Wells Fargo Advantage International Equity VT
•	Templeton Growth Securities	•	Wells Fargo Advantage Intrinsic Value VT
•	Third Avenue Value	•	Wells Fargo Advantage Omega Growth VT
	VA Global Bond Portfolio of the DFA Investment	•	Wells Fargo Advantage Opportunity VT
	Dimensions Group Inc. (the “Dimensional VA Global	•	Wells Fargo Advantage Small Cap Value VT
	Bond Portfolio”)	•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2013 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

4

	Page		Page
Definitions	7	Transfers of Contract Value	22
		Contract Value	28
Summary	8	Determination of Contract Value	28
Purpose of the Contract	8	Cut-Off Times	29
Selection of Withdrawal Charge Schedule	8	Full and Partial Withdrawals	29
The Separate Account and the Funds	9	Systematic Withdrawals	31
Purchase Payments	9	Free-Look Right	31
Contract Benefits	9	Death Benefit	31
Optional Riders	9	Distribution Requirements	32
Free-Look Right	9	Death of the Annuitant	33
Charges and Deductions	9
Federal Tax Considerations	11	Charges and Deductions	33
Tax-Free Exchanges	11	Contingent Deferred Sales Charge	33
Contacting the Company	12	Mortality and Expense Risk Charge	34
		Administration Charge	35
Expense Tables	12	Premium Tax Charge	35
Contract Owner Transaction Expenses	12	Other Charges	35
Periodic Expenses	12	Variations in Charges	35
Optional Rider Expenses	13	Optional Rider Charges	35
Examples	13	Underlying Fund Expenses	36

Condensed Financial Information	14	Annuity Period	36
		General	36
Information About the Company, the		Annuity Options	37
Separate Account, and the Funds	14	Selection of an Option	39
Security Benefit Life Insurance Company	14
Published Ratings	14	More About the Contract	39
Separate Account	14	Ownership	39
Underlying Funds	15	Designation and Change of Beneficiary	40
Services and Administration	16	Dividends	40
		Payments from the Separate Account	40
The Contract	16	Proof of Age and Survival	40
General	16	Misstatements	40
Important Information About Your		Restrictions on Withdrawals from Qualified Plans	40
Benefits Under the Contract	17	Restrictions under the Texas
Application for a Contract	17	Optional Retirement Program	41
Optional Riders	18
Return of Premium Death Benefit	18	Federal Tax Matters	41
Extra Credit	19	Introduction	41
Rider Available for Purchase		Tax Status of the Company
Only Prior to February 1, 2010	20	and the Separate Account	42
Purchase Payments	20	Income Taxation of Annuities in General—
Allocation of Purchase Payments	21	Non-Qualified Plans	43
Dollar Cost Averaging Option	21	Additional Considerations	44
Asset Reallocation Option	22	Qualified Plans	46
		Other Tax Considerations	49

5

	Page		Page
Other Information	50	Additional Information	56
Investment Advisory Fees	50	Registration Statement	56
Voting of Underlying Fund Shares	51	Financial Statements	56
Closed Subaccounts	51
Substitution of Investments	52	Table of Contents for Statement
Changes to Comply with Law and Amendments .	52	of Additional Information	56
Reports to Owners	52
Electronic Privileges	53	Objectives for Underlying Funds	56
State Variations	53
Legal Proceedings	53	Appendix A – Condensed Financial Information
Legal Matters	53
Sale of the Contract	54	Appendix B – Rider Available for Purchase
		Only Prior to February 1, 2010
Performance Information	55

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

8

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;
•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on a rider that is no longer available for purchase, please see Appendix  B  – Rider Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

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Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will

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generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1      You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, an (2)  10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2      Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

3      The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

4      You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	28.69%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1      Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2012 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2012 .
  Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2      Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2014 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$758	$5,224	$7,709	$10,192
If you do not surrender or you annuitize your Contract	$303	$5,049	$7,676	$10,192
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$323	$5,079	$7,699	$10,187

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$679	$975	$1,275	$2,524
If you do not surrender or you annuitize your Contract	$222	$685	$1,175	$2,524
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$242	$745	$1,275	$2,726

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Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2012 , the Company had total assets of approximately $ 15.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

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Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
Summary prospectuses or p rospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more

15

information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that

16

will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The

17

Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;
•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.
For information on a rider that is no longer available for purchase, please see Appendix  B  – Rider Available for Purchase Only Prior to February 1, 2010.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

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Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

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What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•
if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix  B  – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

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Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,

21

modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a

22

high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1      Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap

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Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap Growth VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP , DWS Small Mid Cap Value VIP
30 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth Securities, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Large Cap Value Securities, Franklin Mutual Global Discovery Securities, Franklin Mutual Shares Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity, Goldman Sachs VIT Structured Small Cap Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT DWA Flexible Allocation, Guggenheim VT DWA Sector Rotation, Guggenheim VT Floating Rate Strategies, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Value, Guggenheim VT Macro Opportunities, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT StylePlus Large Core, Guggenheim VT StylePlus Large Growth, Guggenheim VT StylePlus Mid Growth, Guggenheim VT StylePlus Small Growth, Guggenheim VT Total Return Bond , Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
ING Clarion Global Real Estate, ING Clarion Real Estate, ING MidCap Opportunities	30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity , Invesco V.I. Mid Cap Growth , Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT High Yield, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA , Oppenheimer Main Street Small Cap Fund ® /VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets Securities, Templeton Foreign Securities, Templeton Global Bond Securities, Templeton Growth Securities	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Strategic Allocation Series	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

26

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta and Rydex VT Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers

27

among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the

28

following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2.35  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper

29

Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas

30

Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

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If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary   designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore , it is uncertain currently as

32

to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination

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of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

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The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

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Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality

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table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment

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date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

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Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment

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of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate

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effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

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To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

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Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear a case on DOMA in 2013. Therefore , it is uncertain

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currently as to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

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Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions

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must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2013) .
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s

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adjusted gross income for the year ( $95,000 for a married couple filing a joint return and $59,000 for a single taxpayer in 2013 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $178,000 and $188,000 (for 2013) . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $112,000 to $127,000 in adjusted gross income for 2013 ( $178,000 to $188,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

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For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate , Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2013 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40% , respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

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Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — Effective April 4, 2011, the Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on April 4, 2011, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
In the event that we receive a request on or after April 4, 2011 to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VT U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return, as applicable. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on April 4, 2011. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a

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transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts
Neuberger Berman AMT Large Cap Value
PIMCO VIT Low Duration Subaccount – Administrative Class
PIMCO VIT Real Return Subaccount – Administrative Class
PIMCO VIT Total Return Subaccount – Administrative Class

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

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You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information  describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

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Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2012, 2011, and 2010, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $3,804,507.12, $4,667,861.92, and $6,381,417.45, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the

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Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2012 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Centaurus Financial, Inc. , GWN Securities, Inc., Investacorp, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Silver Oak Securities, Support Services Financial Advisors, Inc., and TransAmerica Financial Advisors , Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the

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 given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or p rospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

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NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	N/A	Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks growth and risk-adjusted total return.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
American Century VP Inflation Protection	II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt, Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt, Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
American Century VP Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC; BlackRock International Ltd.;
BlackRock Global Opportunities V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	Class 3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC	Blackrock Financial Mgmt., Inc
BlackRock Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC

57

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond		Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with capital preservation. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt Americas Inc
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt Americas Inc	QS Investors Llc
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt Americas Inc	Global Thematic Partners, LLC
DWS Global Small Cap Growth VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt Americas Inc
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt Americas Inc
DWS High Income VIP	B	Seeks a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks a high rate of total return.	Deutsche Inv. Mgmt Americas Inc
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt Americas Inc	Dreman Value Mgmt. LLC
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.

58

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.;
Fidelity ® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

59

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income, while also considering capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; Fidelity Inv. Money Mgmt Inc; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc.

Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation; current income is a secondary objective.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income; capital appreciation as a secondary objective.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.	Templeton Inv. Counsel LLC
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation; income is a secondary consideration.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income; long-term capital appreciation is the secondary objective.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.

60

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. International
Goldman Sachs VIT Structured Small Cap Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks to primarily provide growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks to provide long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT DWA Flexible Allocation		Seeks to provide capital appreciation with capital preservation as a secondary objective.	Guggenheim Investments
Guggenheim VT DWA Sector Rotation		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT Floating Rate Strategies	N/A	The investment seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VT Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield		Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Macro Opportunities	N/A	The investment seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments

61

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim VT StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT StylePlus Large Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 1000 Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Mid Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell Mid Cap Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Small Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 2000 Growth Index.	Guggenheim Investments
Guggenheim VT Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	Seeks current income and preservation of capital.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	Seeks high total return consisting of capital appreciation and current income.	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Seeks capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	Seeks long-term capital appreciation.	ING Investments, LLC	ING Inv. Mgmt. Co.
Innealta Capital Country Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.

62

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Innealta Capital Sector Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co

63

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Dividend Opportunities		Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Energy		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Global Bond		Seeks a high level of current income.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP High Income		Seeks to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Limited-Term Bond		Seeks to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Mid Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Real Estate Securities		Seeks to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co	Advantus Capital Mgmt. Co.
Ivy Funds VIP Science and Technology		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust International Equity Portfolio	Class 2	Seeks to provide high total return from a portfolio of equity securities of foreign companies.	J.P. Morgan Inv. Mgmt. Inc.

64

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 2	Seeks long-term capital appreciation.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust MidCap Growth Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Seeks high total return.	J.P. Morgan Inv. Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	To seek current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	To seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	To seek income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.

65

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc	Morgan Stanley Inv. Mgmt. Co.; Morgan Stanley Inv. Mgmt. Ltd.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

66

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.	AEW Capital Mgmt.,L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Management, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Advisory Company, LLC	Putnam Investments Ltd.
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.

67

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Advisory Company, LLC	Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Rydex VT Banking		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Basic Materials		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Biotechnology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Commodities Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.	Guggenheim Investments
Rydex VT Consumer Products		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Dow 2x Strategy		Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Electronics		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Energy		Seeks capital appreciation.	Guggenheim Investments
Rydex VT Energy Services		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Europe 1.25x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Financial Services		Seeks to provide capital appreciation.	Guggenheim Investments

68

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Internet		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse NASDAQ-100 ® Strategy		Seeks to provide investment results that match the performance of a specific benchmark, currently the inverse of the performance of the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VT Inverse Russell 2000 ® Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments

69

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Japan 2x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Leisure		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ®		Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy		Seeks to provide investment results that match, before fees and expenses, 200% of the performance of the NASDAQ-100 Index ® on a daily basis.	Guggenheim Investments
Rydex VT Nova		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Precious Metals		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Real Estate		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Retailing		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis.	Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis.	Guggenheim Investments

70

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P MidCap 400 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy		Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis.	Guggenheim Investments
Rydex VT Technology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Telecommunications		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Transportation		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Inv. Counsel LLC
Templeton Global Bond Securities	2	Seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.	Franklin Advisers, Inc.
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.

71

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Virtus International Series	N/A	The investment seeks high total return consistent with reasonable risk.	Virtus Investment Advisors	Aberdeen Asset Management, Inc.
Virtus Multi-Sector Fixed Income Series	N/A	The investment seeks long-term total return.	Virtus Investment Advisors
Virtus Premium AlphaSector Series	N/A	The investment seeks long-term capital appreciation. The Series seeks to track the Premium AlphaSector SM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. (“NASDAQ”).	Virtus Investment Advisors	F-Squared Institutional Advisors, LLC.
Virtus Real Estate Securities Series	N/A	The investment seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Management Company
Virtus Strategic Allocation Series	N/A	The investment seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Euclid Advisors, LLC; Newfleet Asset Management, LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Metropolitan West Capital Mgmt. LLC
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt. Pte. Ltd.

72

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2012.

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Adaptive Allocation Portfolio	2012 4	10.00	10.04	0	10.00	10.04	0
Alger Capital Appreciation	2012	9.01	10.26	0	9.02	10.30	0
	2011 2	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2012	9.15	9.67	0	9.17	9.71	0
	2011 2	10.00	9.15	0	10.00	9.17	0
AllianceBernstein VPS Global Thematic Growth	2012 4	10.00	10.22	0	10.00	10.22	0
AllianceBernstein VPS Growth and Income	2012 4	10.00	10.15	0	10.00	10.15	0
AllianceBernstein VPS Small/Mid Cap Value	2012 4	10.00	10.20	0	10.00	10.20	0
American Century VP Income & Growth	2012	9.42	10.41	6,528	9.43	10.45	0
	2011 2	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2012 4	10.00	9.97	0	10.00	9.97	0
American Century VP International	2012	8.17	9.55	1,063	8.18	9.59	0
	2011 2	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2012	9.17	10.30	4,563	9.19	10.33	0
	2011 2	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2012	9.32	10.31	942	9.33	10.35	3,948
	2011 2	10.00	9.32	519	10.00	9.33	2,150
BlackRock Basic Value V.I.	2012	8.84	9.71	0	8.85	9.75	0
	2011 2	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2012	8.47	9.29	0	8.48	9.32	0
	2011 2	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2012	9.55	10.32	20,662	9.56	10.36	0
	2011 2	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2012	9.04	9.60	7,906	9.05	9.63	0
	2011 2	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2012	8.26	9.12	1,800	8.27	9.15	0
	2011 2	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2012 4	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Core V.I.	2012	9.07	9.85	0	9.08	9.88	0
	2011 2	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2012	9.04	10.02	0	9.05	10.06	0
	2011 2	10.00	9.04	0	10.00	9.05	0
Dimensional VA Global Bond Portfolio	2012 4	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dimensional VA International Small Portfolio	2012 4	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2012 4	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2012 4	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2012 4	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2012 4	10.00	10.21	0	10.00	10.21	0
Direxion Dynamic VP HY Bond	2012	8.83	9.31	0	8.92	9.42	0
	2011	8.71	8.83	0	8.78	8.92	0
	2010	8.67	8.71	5,940	8.72	8.78	9,617
	2009	8.17	8.67	54,880	8.21	8.72	11,921
	2008	9.40	8.17	136,826	9.42	8.21	47,922
	2007	10.00	9.40	97	10.00	9.42	0
Dreyfus IP Small Cap Stock Index	2012 4	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2012 4	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2012 4	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2012 4	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	2007	10.00	10.05	2,220	10.00	10.07	196
DWS Capital Growth VIP	2012	8.85	9.88	0	8.86	9.92	0
	2011 2	10.00	8.85	0	10.00	8.86	0
DWS Core Equity 3	2012	8.93	9.95	0	8.94	9.99	0
	2011 2	10.00	8.93	0	10.00	8.94	0
DWS Global Growth VIP (formerly DWS Global Thematic VIP)	2012	7.87	8.98	0	7.88	9.01	0
	2011 2	10.00	7.87	0	10.00	7.88	0
DWS Global Small Cap Growth VIP	2012	8.46	9.39	200	8.47	9.43	0
	2011 2	10.00	8.46	0	10.00	8.47	0
DWS Government & Agency Securities VIP	2012	10.33	10.23	10,878	10.35	10.26	0
	2011 2	10.00	10.33	2,500	10.00	10.35	0
DWS High Income VIP	2012 4	10.00	10.01	0	10.00	10.01	0
DWS Large Cap Value VIP	2012	9.18	9.71	0	9.20	9.74	0
	2011 2	10.00	9.18	0	10.00	9.20	0
DWS Small Mid Cap Value VIP (formerly DWS Dreman Small Mid Cap Value VIP)	2012	8.39	9.19	0	8.40	9.22	6,714
	2011 2	10.00	8.39	0	10.00	8.40	8,126

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Federated Fund for U.S. Government Securities II	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	2007	10.00	10.26	351	10.00	10.28	352
Federated High Income Bond II	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	2007	10.00	9.92	3,878	10.00	9.94	4,668
Fidelity ® VIP Balanced	2012	8.90	9.88	29,255	8.92	9.91	0
	2011 2	10.00	8.90	0	10.00	8.92	0
Fidelity ® VIP Contrafund ®	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	2007	10.00	11.15	9,440	10.00	11.88	5,522
Fidelity ® VIP Disciplined Small Cap	2012	8.84	10.12	0	8.85	10.16	0
	2011 2	10.00	8.84	510	10.00	8.85	0
Fidelity ® VIP Emerging Markets	2012 4	10.00	10.09	0	10.00	10.09	0
Fidelity ® VIP Growth & Income	2012	9.38	10.71	6,121	9.39	10.75	0
	2011 2	10.00	9.38	0	10.00	9.39	0
Fidelity ® VIP Growth Opportunities	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	2007	10.00	11.50	1,010	10.00	11.53	463
Fidelity ® VIP High Income	2012 4	10.00	10.00	0	10.00	10.00	0
Fidelity ® VIP Index 500	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	2007	10.00	10.07	1,123	10.00	10.09	394

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity ® VIP Investment-Grade Bond	2012	11.24	11.47	22,497	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	2007	10.00	10.06	2,872	10.00	10.08	3,001
Fidelity ® VIP Mid Cap	2012	8.27	9.16	3,201	8.29	9.19	0
	2011 2	10.00	8.27	115	10.00	8.29	0
Fidelity ® VIP Overseas	2012	7.75	9.02	0	7.76	9.05	0
	2011 2	10.00	7.75	0	10.00	7.76	0
Fidelity ® VIP Real Estate	2012	9.72	11.11	12,194	9.74	11.15	0
	2011 2	10.00	9.72	517	10.00	9.74	0
Fidelity ® VIP Strategic Income	2012	9.92	10.57	25,009	9.94	10.61	0
	2011 2	10.00	9.92	0	10.00	9.94	0
Franklin Flex Cap Growth Securities	2012	8.74	9.23	0	8.75	9.26	0
	2011 2	10.00	8.74	0	10.00	8.75	0
Franklin Growth & Income Securities	2012	9.53	10.33	8,119	9.54	10.37	0
	2011 2	10.00	9.53	0	10.00	9.54	0
Franklin High Income Securities	2012	9.78	10.92	20,900	9.80	10.96	2,152
	2011 2	10.00	9.78	1,209	10.00	9.80	3,671
Franklin Income Securities	2012	9.45	10.28	8,582	9.46	10.32	0
	2011 2	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth Securities	2012	9.20	9.98	0	9.21	10.02	0
	2011 2	10.00	9.20	0	10.00	9.21	0
Franklin Large Cap Value Securities	2012	8.73	9.66	0	8.75	9.69	0
	2011 2	10.00	8.73	0	10.00	8.75	0
Franklin Mutual Global Discovery Securities	2012	9.06	9.93	0	9.08	9.96	0
	2011 2	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares Securities	2012	9.12	10.06	0	9.13	10.10	0
	2011 2	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends Securities	2012	9.87	10.67	10,985	9.88	10.71	0
	2011 2	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value Securities	2012	8.74	10.00	13,972	8.75	10.03	2,568
	2011 2	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth Securities	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	2008 1	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income Securities	2012	9.73	10.60	39,622	9.74	10.63	1,082
	2011 2	10.00	9.73	0	10.00	9.74	1,036

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin US Government Securities	2012	10.27	10.11	554	10.28	10.14	0
	2011 2	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2012	8.77	10.12	3,381	8.78	10.16	0
	2011 2	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate (formerly Goldman Sachs VIT Government Income)	2012	10.37	10.30	11,400	10.39	10.33	0
	2011 2	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2012	8.58	9.84	0	8.59	9.88	3,211
	2011 2	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2012	8.56	9.77	1,084	8.57	9.80	0
	2011 2	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Strategic Growth	2012	9.25	10.69	0	9.26	10.73	0
	2011 2	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2012	7.98	9.32	1,993	7.99	9.35	0
	2011 2	10.00	7.98	0	10.00	7.99	0
Goldman Sachs VIT Structured Small Cap Equity	2012	8.99	9.77	0	9.00	9.80	0
	2011 2	10.00	8.99	0	10.00	9.00	0
Guggenheim VT All-Asset Aggressive Strategy	2012	8.48	9.23	0	8.57	9.34	2,736
	2011	9.17	8.48	0	9.25	8.57	2,675
	2010	8.45	9.17	0	8.50	9.25	2,616
	2009	7.39	8.45	0	7.42	8.50	2,558
	2008	10.21	7.39	0	10.23	7.42	2,501
	2007	10.00	10.21	0	10.00	10.23	2,444
Guggenheim VT All-Asset Conservative Strategy	2012	8.91	9.27	1,036	9.00	9.38	0
	2011	9.34	8.91	209	9.42	9.00	0
	2010	9.00	9.34	144	9.06	9.42	0
	2009	8.87	9.00	81	8.91	9.06	0
	2008	10.30	8.87	0	10.32	8.91	0
	2007	10.00	10.30	0	10.00	10.32	0
Guggenheim VT All-Asset Moderate Strategy	2012	8.65	9.19	796	8.73	9.30	0
	2011	9.21	8.65	0	9.28	8.73	0
	2010	8.84	9.21	0	8.89	9.28	0
	2009	8.18	8.84	0	8.21	8.89	0
	2008	10.27	8.18	0	10.29	8.21	0
	2007	10.00	10.27	0	10.00	10.29	0
Guggenheim VT All Cap Value	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008 1	10.00	10.52	0	10.00	10.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VT CLS AdvisorOne Amerigo	2012	8.00	8.79	50,385	8.08	8.89	84,153
	2011	8.93	8.00	51,385	9.00	8.08	117,009
	2010	8.03	8.93	55,668	8.08	9.00	123,454
	2009	5.96	8.03	54,683	5.99	8.08	127,536
	2008	10.84	5.96	74,534	10.86	5.99	142,121
	2007	10.00	10.84	38,105	10.00	10.86	76,761
Guggenheim VT CLS AdvisorOne Clermont	2012	8.44	9.03	25,525	8.52	9.14	65,433
	2011	8.76	8.44	31,471	8.83	8.52	42,857
	2010	8.17	8.76	32,578	8.22	8.83	50,400
	2009	6.19	8.17	25,696	6.92	8.22	39,373
	2008	10.21	6.19	21,771	10.23	6.92	18,737
	2007	10.00	10.21	10,262	10.00	10.23	4,328
Guggenheim VT CLS AdvisorOne Select Allocation	2012	8.26	8.97	19,666	8.35	9.08	21,842
	2011	8.93	8.26	20,889	9.00	8.35	29,224
	2010	8.12	8.93	20,005	8.17	9.00	27,048
	2009	6.90	8.12	17,783	6.22	8.17	22,105
	2008	11.08	6.90	15,433	11.10	6.22	24,181
	2007	10.00	11.08	6,953	10.00	11.10	11,717
Guggenheim VT DWA Flexible Allocation	2012 4	10.00	10.14	0	10.00	10.14	0
Guggenheim VT DWA Sector Rotation	2012 4	10.00	10.19	0	10.00	10.19	0
Guggenheim VT Global Managed Futures Strategy	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	2008 1	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VT High Yield	2012	9.38	10.41	42,378	9.40	10.45	427
	2011 2	10.00	9.38	46,022	10.00	9.40	414
Guggenheim VT Large Cap Value	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008 1	10.00	10.28	0	10.00	10.28	0
Guggenheim VT Managed Asset Allocation	2012	9.45	10.34	0	9.46	10.38	0
	2011 2	10.00	9.45	0	10.00	9.46	0
Guggenheim VT Mid Cap Value	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008 1	10.00	11.09	0	10.00	11.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VT MSCI EAFE Equal Weight	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	2007	10.00	10.49	3,419	10.00	10.51	4,520
Guggenheim VT Multi-Hedge Strategies	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	2007	10.00	10.04	0	10.00	10.06	0
Guggenheim VT Small Cap Value	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	2007	10.00	10.77	835	10.00	10.79	358
Guggenheim VT StylePlus Large Core (formerly Guggenheim VT Large Cap Core)	2012 4	10.00	10.16	0	10.00	10.17	0
Guggenheim VT StylePlus Large Growth (formerly Guggenheim VT Large Cap Concentrated Growth)	2012	8.70	9.31	0	8.72	9.34	7,466
	2011 2	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	2008 1	10.00	10.49	0	10.00	10.49	0
Guggenheim VT StylePlus Small Growth (formerly Guggenheim VT Small Cap Growth)	2012 4	10.00	10.19	0	10.00	10.19	0
Guggenheim VT Total Return Bond (formerly Guggenheim VT U.S. Intermediate Bond)	2012 4	10.00	9.99	0	10.00	9.99	0
Guggenheim VT U.S. Long Short Momentum	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	2007	10.00	11.76	165	10.00	11.78	0
Ibbotson Aggressive Growth ETF Asset Allocation	2012 4	10.00	10.12	0	10.00	10.12	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ibbotson Balanced ETF Asset Allocation	2012 4	10.00	10.08	0	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2012 4	10.00	10.02	0	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2012 4	10.00	10.11	0	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2012 4	10.00	10.05	0	10.00	10.05	0
ING Clarion Global Real Estate	2012 4	10.00	10.11	0	10.00	10.11	0
ING Clarion Real Estate	2012 4	10.00	10.11	0	10.00	10.11	0
ING MidCap Opportunities	2012 4	10.00	10.17	0	10.00	10.17	0
Innealta Capital Country Rotation	2012 4	10.00	10.00	0	10.00	10.00	0
Innealta Capital Sector Rotation	2012 4	10.00	10.00	0	10.00	10.00	0
Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise)	2012	8.54	9.35	0	8.55	7.58	0
	2011 2	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value (formerly Invesco Van Kampen V.I. American Value)	2012	9.01	10.19	8,388	9.02	10.23	1,552
	2011 2	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Comstock (formerly Invesco Van Kampen V.I. Comstock)	2012	8.95	10.28	1,190	8.96	10.32	0
	2011 2	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2012	9.09	9.98	0	9.11	10.01	0
	2011 2	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income (formerly Invesco Van Kampen V.I. Equity and Income)	2012	9.15	9.93	3,353	9.16	9.97	0
	2011 2	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2012	8.23	9.02	0	8.24	9.05	0
	2011 2	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2012	9.27	10.79	2,572	9.28	10.83	2,922
	2011 2	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2012	8.84	10.92	5,187	8.86	10.96	3,327
	2011 2	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2012	10.48	10.35	28,981	10.50	10.38	2,699
	2011 2	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income (formerly Invesco Van Kampen V.I. Growth and Income)	2012	8.98	9.92	0	9.00	9.96	0
	2011 2	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2012	9.48	10.72	27,407	9.50	10.75	2,360
	2011 2	10.00	9.48	8,504	10.00	9.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. International Growth	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	2007	10.00	11.13	7,753	10.00	11.15	3,849
Invesco V.I. Mid Cap Core Equity	2012	8.96	9.58	3,332	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	2007	10.00	10.44	3,187	10.00	10.46	5,187
Invesco V.I. Mid Cap Growth (formerly Invesco Van Kampen V.I. Mid Cap Growth)	2012	8.23	8.87	0	8.24	8.90	0
	2011 2	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2012 4	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2012	8.63	9.47	1,199	8.64	9.51	0
	2011 2	10.00	8.63	0	10.00	8.64	0
Invesco V.I. Utilities	2012	10.77	10.75	379	10.79	10.79	0
	2011 2	10.00	10.77	368	10.00	10.79	0
Ivy Funds VIP Asset Strategy	2012	8.61	9.91	0	8.62	9.95	0
	2011 2	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	2012	9.50	10.26	2,511	9.52	10.29	0
	2011 2	10.00	9.50	0	10.00	9.52	0
Ivy Funds VIP Core Equity	2012	9.09	10.42	0	9.10	10.45	0
	2011 2	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2012	8.65	9.45	0	8.66	9.49	0
	2011 2	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2012	7.82	7.66	1,288	7.83	7.68	0
	2011 2	10.00	7.82	518	10.00	7.83	0
Ivy Funds VIP Global Bond	2012	9.73	10.00	0	9.75	10.04	1,598
	2011 2	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Growth	2012	9.40	10.24	844	9.41	10.27	0
	2011 2	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2012	9.81	11.24	91,399	9.82	11.28	1,773
	2011 2	10.00	9.81	9,460	10.00	9.82	0
Ivy Funds VIP International Core Equity	2012	8.02	8.78	38,006	8.04	8.81	0
	2011 2	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP International Growth	2012	8.67	9.89	0	8.68	9.92	0
	2011 2	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Limited-Term Bond	2012	10.05	10.03	16,544	10.06	10.07	0
	2011 2	10.00	10.05	0	10.00	10.06	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Mid Cap Growth	2012	8.87	9.73	4,648	8.88	9.77	0
	2011 2	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2012	9.64	10.97	0	9.66	11.00	0
	2011 2	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2012	8.26	10.20	319	8.27	10.24	0
	2011 2	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2012	7.91	8.03	591	7.92	8.06	0
	2011 2	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2012	8.01	9.18	315	8.02	9.21	0
	2011 2	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2012	8.47	9.73	1,073	8.49	9.77	0
	2011 2	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2012	8.95	10.12	2,000	8.97	10.15	7,129
	2011 2	10.00	8.95	0	10.00	8.97	6,498
Janus Aspen Forty	2012	8.88	10.62	496	8.89	10.66	0
	2011 2	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2012	8.89	10.16	60,472	8.90	10.19	0
	2011 2	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2012	6.57	7.19	14,480	6.58	7.21	0
	2011 2	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2012	8.85	9.47	462	8.86	9.50	0
	2011 2	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2012 4	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust International Equity Portfolio	2012 4	10.00	10.13	0	10.00	10.13	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2012 4	10.00	10.19	0	10.00	10.19	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2012 4	10.00	10.18	0	10.00	10.18	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2012 4	10.00	10.17	0	10.00	10.17	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2012 4	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2012 4	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2012	9.79	10.64	3,819	9.80	10.68	2,900
	2011 2	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2012	9.19	9.99	0	9.21	10.02	0
	2011 2	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2012	8.68	9.65	0	8.70	9.69	0
	2011 2	10.00	8.68	0	10.00	8.70	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Developing Growth VC	2012	8.56	9.27	2,255	8.57	9.30	0
	2011 2	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2012	8.67	9.27	0	8.69	9.30	0
	2011 2	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2012	8.65	9.36	577	8.66	9.40	0
	2011 2	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2012	8.08	8.90	0	8.09	8.93	0
	2011 2	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2012	8.59	9.51	12,660	8.60	9.54	0
	2011 2	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2012	10.49	10.82	16,462	10.51	10.86	0
	2011 2	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2012	8.63	9.25	0	8.65	9.28	0
	2011 2	10.00	8.63	0	10.00	8.65	0
MFS ® VIT Emerging Markets Equity	2012 4	10.00	10.11	0	10.00	10.11	0
MFS ® VIT High Yield	2012 4	10.00	10.00	0	10.00	10.00	0
MFS ® VIT Investors Growth Stock	2012	9.37	10.56	0	9.39	10.60	0
	2011 2	10.00	9.37	0	10.00	9.39	0
MFS ® VIT Investors Trust	2012	8.99	10.32	1,573	9.00	10.36	0
	2011 2	10.00	8.99	0	10.00	9.00	0
MFS ® VIT New Discovery	2012	7.85	9.17	0	7.86	9.20	0
	2011 2	10.00	7.85	0	10.00	7.86	0
MFS ® VIT Research	2012	9.21	10.40	3,323	9.22	10.43	0
	2011 2	10.00	9.21	0	10.00	9.22	0
MFS ® VIT Research Bond	2012	10.25	10.60	33,857	10.27	10.64	0
	2011 2	10.00	10.25	0	10.00	10.27	0
MFS ® VIT Research International	2012	8.29	9.32	721	8.30	9.35	0
	2011 2	10.00	8.29	442	10.00	8.30	0
MFS ® VIT Total Return	2012	9.52	10.20	0	9.53	10.24	0
	2011 2	10.00	9.52	0	10.00	9.53	0
MFS ® VIT Utilities	2012	9.63	10.53	7,338	9.64	10.57	0
	2011 2	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2012 4	10.00	10.01	0	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2012 4	10.00	10.09	0	10.00	10.09	0
Neuberger Berman AMT Guardian	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	2007	10.00	10.20	178	10.00	10.22	547

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Large Cap Value	2012	7.10	8.00	0	7.18	8.10	0
	2011	8.29	7.10	0	8.36	7.18	115
	2010	7.42	8.29	569	7.47	8.36	1,348
	2009	4.92	7.42	3,229	4.94	7.47	9,547
	2008	10.70	4.92	4,190	10.72	4.94	11,471
	2007	10.00	10.70	2120	10.00	10.72	3,885
Neuberger Berman AMT Socially Responsive	2012	8.77	9.38	336	8.78	9.41	0
	2011 2	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA)	2012	8.36	9.77	9,972	8.38	9.81	0
	2011 2	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2012	9.54	10.42	0	9.55	10.46	418
	2011 2	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2012	8.59	10.09	0	8.60	10.13	0
	2011 2	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA)	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	2007	10.00	9.33	2,593	10.00	9.35	2,534
PIMCO VIT All Asset	2012	9.59	10.63	16,989	9.60	10.67	399
	2011 2	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2012	8.38	8.51	15,743	8.39	8.54	0
	2011 2	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2012	10.21	11.61	60,458	10.22	11.65	0
	2011 2	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2012	10.44	10.61	0	10.45	10.65	0
	2011 2	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008 1	10.00	10.58	0	10.00	10.59	0
PIMCO VIT High Yield	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	2008 1	10.00	9.90	0	10.00	9.90	594

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Low Duration (Administrative Class)	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
	2007	10.00	10.38	8,180	10.00	10.40	1,467
PIMCO VIT Low Duration (Advisor Class)	2012	9.74	9.95	36,397	9.76	9.99	7,182
	2011 2	10.00	9.74	2,419	10.00	9.76	0
PIMCO VIT Real Return (Administrative Class)	2012	12.48	13.12	1,491	12.61	13.27	1,723
	2011	11.57	12.48	1,483	11.66	12.61	1,866
	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
	2008	10.79	9.69	13,840	10.81	9.73	1,995
	2007	10.00	10.79	1,098	10.00	10.81	574
PIMCO VIT Real Return (Advisor Class)	2012	10.64	11.16	47,055	10.65	11.20	3,453
	2011 2	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2012 4	10.00	10.00	0	10.00	10.00	0
PIMCO VIT Total Return (Administrative Class)	2012	12.28	13.00	19,740	12.40	13.15	9,253
	2011	12.27	12.28	30,035	12.36	12.40	10,917
	2010	11.74	12.27	57,851	11.81	12.36	12,314
	2009	10.66	11.74	69,410	10.70	11.81	9,508
	2008	10.53	10.66	22,353	10.55	10.70	7,971
	2007	10.00	10.53	2,881	10.00	10.55	234
PIMCO VIT Total Return (Advisor Class)	2012	9.99	10.56	78,428	10.00	10.60	11,832
	2011 2	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2012 4	10.00	9.99	0	10.00	9.99	0
Pioneer Emerging Markets VCT	2012 4	10.00	10.13	0	10.00	10.13	0
Pioneer Equity Income VCT	2012 4	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2012 4	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2012 4	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2012 4	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2012 4	10.00	10.00	0	10.00	10.00	0
Putnam VT Absolute Return 500	2012 4	10.00	10.04	0	10.00	10.04	0
Putnam VT Capital Opportunities	2012 4	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2012 4	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2012 4	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2012 4	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2012 4	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2012 4	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2012 4	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2012 4	10.00	10.18	0	10.00	10.18	0
Putnam VT Voyager	2012 4	10.00	10.21	0	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT Banking	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0
Rydex VT Basic Materials	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	2007	10.00	12.75	3,611	10.00	12.77	176
Rydex VT Biotechnology	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	2007	10.00	9.59	172	10.00	9.60	49
Rydex VT Commodities Strategy	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	2007	10.00	13.78	4,030	10.00	13.80	0
Rydex VT Consumer Products	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	2007	10.00	10.64	305	10.00	10.66	0
Rydex VT Dow 2x Strategy	2012	6.40	7.24	384,051	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	2007	10.00	10.31	3,379	10.00	10.33	258
Rydex VT Electronics	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	2007	10.00	9.08	0	10.00	9.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT Energy	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	2007	10.00	13.55	340	10.00	13.57	0
Rydex VT Energy Services	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	2007	10.00	14.13	3,699	10.00	14.16	187
Rydex VT Europe 1.25x Strategy	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	2007	10.00	10.90	1,426	10.00	10.93	354
Rydex VT Financial Services	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	2007	10.00	7.74	217	10.00	7.75	58
Rydex VT Government Long Bond 1.2x Strategy	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	2007	10.00	10.71	1,969	10.00	10.73	0
Rydex VT Health Care	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	2007	10.00	9.97	177	10.00	9.99	0
Rydex VT Internet	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	2007	10.00	10.26	2,164	10.00	10.28	45

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT Inverse Dow 2x Strategy	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	2007	10.00	8.89	0	10.00	8.91	0
Rydex VT Inverse Government Long Bond Strategy	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	2007	10.00	9.14	862	10.00	9.16	646
Rydex VT Inverse Mid-Cap Strategy	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VT Inverse NASDAQ-100 ® Strategy	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VT Inverse Russell 2000 ® Strategy	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0
Rydex VT Inverse S&P 500 Strategy	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VT Japan 2x Strategy	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	2007	10.00	8.67	0	10.00	8.69	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT Leisure	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0
Rydex VT Mid-Cap 1.5x Strategy	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	2007	10.00	9.73	1,631	10.00	9.75	395
Rydex VT NASDAQ-100 ®	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	2007	10.00	10.86	862	10.00	10.88	0
Rydex VT NASDAQ-100 ® 2x Strategy	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	2007	10.00	11.30	1,781	10.00	11.32	0
Rydex VT Nova	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	2007	10.00	9.66	288	10.00	9.68	0
Rydex VT Precious Metals	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	2007	10.00	12.19	4,458	10.00	12.21	421
Rydex VT Real Estate	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	2007	10.00	7.65	761	10.00	7.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT Retailing	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VT Russell 2000 ® 1.5x Strategy	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	2007	10.00	8.88	101	10.00	8.89	0
Rydex VT Russell 2000 ® 2x Strategy	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VT S&P 500 2x Strategy	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	2007	10.00	9.56	100	10.00	9.58	0
Rydex VT S&P 500 Pure Growth	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	2007	10.00	10.00	3,486	10.00	10.02	0
Rydex VT S&P 500 Pure Value	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	2007	10.00	9.16	96	10.00	9.18	0
Rydex VT S&P MidCap 400 Pure Growth	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	2007	10.00	10.19	3,104	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT S&P MidCap 400 Pure Value	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	2007	10.00	9.07	285	10.00	9.09	52
Rydex VT S&P SmallCap 600 Pure Growth	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	2007	10.00	9.63	1,406	10.00	9.65	289
Rydex VT S&P SmallCap 600 Pure Value	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VT Strengthening Dollar 2x Strategy	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	2007	10.00	8.31	110	10.00	8.33	0
Rydex VT Technology	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	2007	10.00	10.37	87	10.00	10.39	501
Rydex VT Telecommunications	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VT Transportation	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VT U.S. Government Money Market	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	2007	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VT Utilities	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	2007	10.00	11.09	2,213	10.00	11.11	0
Rydex VT Weakening Dollar 2x Strategy	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	2007	10.00	11.79	7,960	10.00	11.81	26,465
T. Rowe Price Blue Chip Growth	2012	9.30	10.59	5,120	9.31	10.63	762
	2011 2	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2012	9.07	10.24	6,334	9.08	10.28	0
	2011 2	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2012	9.49	12.01	10,391	9.50	12.05	0
	2011 2	10.00	9.49	6,916	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2012	9.82	9.71	17,803	9.83	9.75	0
	2011 2	10.00	9.82	1,013	10.00	9.83	0
Templeton Developing Markets Securities	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	2008 1	10.00	10.30	0	10.00	10.31	0
Templeton Foreign Securities	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	2008 1	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond Securities	2012	9.38	10.43	80,425	9.39	10.46	415
	2011 2	10.00	9.38	871	10.00	9.39	403
Templeton Growth Securities	2012	8.46	9.89	0	8.47	9.93	0
	2011 2	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2012	7.35	9.04	615	7.36	9.07	0
	2011 2	10.00	7.35	0	10.00	7.36	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Van Eck VIP Global Hard Assets	2012	7.45	7.42	42,872	7.46	7.44	0
	2011 2	10.00	7.45	3,260	10.00	7.46	0
Wells Fargo Advantage International Equity VT	2012	8.13	8.92	0	8.15	8.95	0
	2011 2	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	2012	8.82	10.18	0	8.83	10.21	0
	2011 2	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	2012	8.46	9.84	0	8.47	9.88	0
	2011 2	10.00	8.46	0	10.00	8.47	0
Wells Fargo Advantage Opportunity VT	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	652	10.00	10.17	0
Wells Fargo Advantage Small Cap Value VT	2012	8.59	9.46	0	8.60	9.49	8,947
	2011 2	10.00	8.59	0	10.00	8.60	12,383
Western Asset Variable Global High Yield Bond	2012 4	10.00	10.01	0	10.00	10.01	0
1     For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.

2     For the period April 18, 2011 (date of inception) through December 31, 2011.

3     Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.

4     For the period December 28, 2012 (date of inception) through December 31, 2012.

APPENDIX B

Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:

•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:

•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

•	any premium tax, less

•	an adjustment for withdrawals, increased

•	at an annual effective rate of interest of 6%.

Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.

•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.

•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:

•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

•	6% of Contract Value if you purchase this rider on a Contract Anniversary.

The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.

•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

➢	second by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.
What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,
2.	Annuity Option 4B, or
3.	the Alternate Benefit, as discussed below.

If you choose Annuity Option 2 or Annuity Option 4B:

•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain.

•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain.

•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.

•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”

If you choose the Alternate Benefit:

•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and

b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.

•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus	May 1, 2013

ELITEDESIGNS® VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, Inc.

6915B (PRS)	32-69150-02 2013/05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7Twelve™ Balanced Portfolio	•	Dreyfus IP Technology Growth
•	Adaptive Allocation Portfolio	•	Dreyfus Stock Index
•	Alger Capital Appreciation	•	Dreyfus VIF Appreciation
•	Alger Large Cap Growth	•	Dreyfus VIF International Value
•	AllianceBernstein VPS Global Thematic Growth	•	DWS Capital Growth VIP
•	AllianceBernstein VPS Growth and Income	•	DWS Core Equity VIP
•	AllianceBernstein VPS Small/Mid Cap Value	•	DWS Global Growth VIP
•	ALPS/Alerian Energy Infrastructure		(formerly DWS Global Thematic VIP)
•	American Century VP Income & Growth	•	DWS Global Small Cap Growth VIP
•	American Century VP Inflation Protection	•	DWS Government & Agency Securities VIP
•	American Century VP International	•	DWS High Income VIP
•	American Century VP Mid Cap Value	•	DWS Large Cap Value VIP
•	American Century VP Value	•	DWS Small Mid Cap Value VIP
•	BlackRock Basic Value V.I.		(formerly DWS Dreman Small Mid Cap Value VIP
•	BlackRock Capital Appreciation V.I.	•	Federated Fund for U.S. Government Securities II
•	BlackRock Equity Dividend V.I.	•	Federated High Income Bond II
•	BlackRock Global Allocation V.I.	•	Fidelity® VIP Balanced
•	BlackRock Global Opportunities V.I.	•	Fidelity® VIP Contrafund®
•	BlackRock High Yield V.I.	•	Fidelity® VIP Disciplined Small Cap
•	BlackRock Large Cap Core V.I.	•	Fidelity® VIP Emerging Markets
•	BlackRock Large Cap Growth V.I.	•	Fidelity® VIP Growth & Income
•	Direxion Dynamic VP HY Bond	•	Fidelity® VIP Growth Opportunities
•	Dreyfus IP Small Cap Stock Index	•	Fidelity® VIP High Income

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:   May 1, 2013

V6915B (PRS)	32-69150-02 2013/05/01

•	Fidelity® VIP Index 500	•	Guggenheim VT StylePlus Small Growth
•	Fidelity® VIP Investment Grade Bond		(formerly Guggenheim VT Small Cap Growth)
•	Fidelity® VIP Mid Cap	•	Guggenheim VT Total Return Bond
•	Fidelity® VIP Overseas		(formerly Guggenheim VT U.S. Intermediate Bond)
•	Fidelity® VIP Real Estate	•	Guggenheim VT U.S. Long Short Momentum
•	Fidelity® VIP Strategic Income	•	Ibbotson Aggressive Growth ETF Asset Allocation
•	Franklin Flex Cap Growth Securities	•	Ibbotson Balanced ETF Asset Allocation
•	Franklin Growth & Income Securities	•	Ibbotson Conservative ETF Asset Allocation
•	Franklin High Income Securities	•	Ibbotson Growth ETF Asset Allocation
•	Franklin Income Securities	•	Ibbotson Income and Growth ETF Asset Allocation
•	Franklin Large Cap Growth Securities	•	ING Clarion Global Real Estate
•	Franklin Large Cap Value Securities	•	ING Clarion Real Estate
•	Franklin Mutual Global Discovery Securities	•	ING MidCap Opportunities
•	Franklin Mutual Shares Securities	•	Innealta Capital Country Rotation
•	Franklin Rising Dividends Securities	•	Innealta Capital Sector Rotation
•	Franklin Small Cap Value Securities	•	Invesco V.I. American Franchise (formerly
•	Franklin Small-Mid Cap Growth Securities		Invesco Van Kampen V.I. American Franchise)
•	Franklin Strategic Income Securities	•	Invesco V.I. American Value
•	Franklin US Government Securities		(formerly Invesco Van Kampen V.I. American Value)
•	Goldman Sachs VIT Growth Opportunities	•	Invesco V.I. Comstock
•	Goldman Sachs VIT High Quality Floating Rate		(formerly Invesco Van Kampen V.I. Comstock)
	(formerly Goldman Sachs VIT Government Income)	•	Invesco V.I. Core Equity
•	Goldman Sachs VIT Large Cap Value	•	Invesco V.I. Equity and Income
•	Goldman Sachs VIT Mid Cap Value		(formerly Invesco Van Kampen V.I. Equity and
•	Goldman Sachs VIT Strategic Growth	•	Invesco V.I. Global Core Equity
•	Goldman Sachs VIT Strategic International Equity	•	Invesco V.I. Global Health Care
•	Goldman Sachs VIT Structured Small Cap Equity	•	Invesco V.I. Global Real Estate
•	Guggenheim VT All-Asset Aggressive Strategy	•	Invesco V.I. Government Securities
•	Guggenheim VT All-Asset Conservative Strategy	•	Invesco V.I. Growth and Income (formerly
•	Guggenheim VT All-Asset Moderate Strategy		Invesco Van Kampen V.I. Growth and Income)
•	Guggenheim VT All Cap Value	•	Invesco V.I. High Yield
•	Guggenheim VT CLS AdvisorOne Amerigo	•	Invesco V.I. International Growth
•	Guggenheim VT CLS AdvisorOne Clermont	•	Invesco V.I. Mid Cap Core Equity
•	Guggenheim VT CLS AdvisorOne Select Allocation	•	Invesco V.I. Mid Cap Growth
•	Guggenheim VT DWA Flexible Allocation		(formerly Invesco Van Kampen V.I. Mid Cap Growth)
•	Guggenheim VT DWA Sector Rotation	•	Invesco V.I. S&P 500 Index
•	Guggenheim VT Floating Rate Strategies	•	Invesco V.I. Small Cap Equity
•	Guggenheim VT Global Managed Futures Strategy	•	Invesco V.I. Utilities
•	Guggenheim VT High Yield	•	Ivy Funds VIP Asset Strategy
•	Guggenheim VT Large Cap Value	•	Ivy Funds VIP Balanced
•	Guggenheim VT Macro Opportunities	•	Ivy Funds VIP Core Equity
•	Guggenheim VT Managed Asset Allocation	•	Ivy Funds VIP Dividend Opportunities
•	Guggenheim VT Mid Cap Value	•	Ivy Funds VIP Energy
•	Guggenheim VT MSCI EAFE Equal Weight	•	Ivy Funds VIP Global Bond
•	Guggenheim VT Multi-Hedge Strategies	•	Ivy Funds VIP Growth
•	Guggenheim VT Small Cap Value	•	Ivy Funds VIP High Income
•	Guggenheim VT StylePlus Large Core	•	Ivy Funds VIP International Core Equity
	(formerly Guggenheim VT Large Cap Core)	•	Ivy Funds VIP International Growth
•	Guggenheim VT StylePlus Large Growth (formerly	•	Ivy Funds VIP Limited-Term Bond
	Guggenheim VT Large Cap Concentrated Growth)	•	Ivy Funds VIP Mid Cap Growth
•	Guggenheim VT StylePlus Mid Growth	•	Ivy Funds VIP Real Estate Securities
	(formerly Guggenheim VT Mid Cap Growth)	•	Ivy Funds VIP Science and Technology
		•	Ivy Funds VIP small cap growth

4

•	Ivy Funds VIP Small Cap Value	•	PIMCO VIT Total Return
•	Ivy Funds VIP Value	•	Pioneer Bond VCT
•	Janus Aspen Enterprise	•	Pioneer Emerging Markets VCT
•	Janus Aspen Forty	•	Pioneer Equity Income VCT
•	Janus Aspen Janus Portfolio	•	Pioneer High Yield VCT
•	Janus Aspen Overseas	•	Pioneer Real Estate Shares VCT
•	Janus Aspen Perkins Mid Cap Value	•	Pioneer Strategic Income VCT
•	JPMorgan Insurance Trust Core Bond Portfolio	•	Power Income VIT
•	JPMorgan Insurance Trust International Equity Portfolio	•	Probabilities Fund
•	JPMorgan Insurance Trust Intrepid Growth Portfolio	•	Putnam VT Absolute Return 500
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio	•	Putnam VT Capital Opportunities
•	JPMorgan Insurance Trust MidCap Growth Portfolio	•	Putnam VT Diversified Income
•	JPMorgan Insurance Trust Small Cap Core Portfolio	•	Putnam VT Equity Income
•	JPMorgan Insurance Trust US Equity Portfolio	•	Putnam VT Global Asset Allocation
•	Lord Abbett Series Bond-Debenture VC	•	Putnam VT Growth Opportunities
•	Lord Abbett Series Calibrated Dividend Growth VC	•	Putnam VT High Yield
•	Lord Abbett Series Classic Stock VC	•	Putnam VT Income
•	Lord Abbett Series Developing Growth VC	•	Putnam VT Investors
•	Lord Abbett Series Fundamental Equity VC	•	Putnam VT Voyager
•	Lord Abbett Series Growth and Income VC	•	Rydex VT Banking
•	Lord Abbett Series Growth Opportunities VC	•	Rydex VT Basic Materials
•	Lord Abbett Series Mid Cap Stock VC	•	Rydex VT Biotechnology
•	Lord Abbett Series Total Return VC	•	Rydex VT Commodities Strategy
•	Lord Abbett Series Value Opportunities VC	•	Rydex VT Consumer Products
•	MFS® VIT Emerging Markets Equity	•	Rydex VT Dow 2x Strategy
•	MFS® VIT High Yield	•	Rydex VT Electronics
•	MFS® VIT Investors Growth Stock	•	Rydex VT Energy
•	MFS® VIT Investors Trust	•	Rydex VT Energy Services
•	MFS® VIT New Discovery	•	Rydex VT Europe 1.25x Strategy
•	MFS® VIT Research	•	Rydex VT Financial Services
•	MFS® VIT Research Bond	•	Rydex VT Government Long Bond 1.2x Strategy
•	MFS® VIT Research International	•	Rydex VT Health Care
•	MFS® VIT Total Return	•	Rydex VT Internet
•	MFS® VIT Utilities	•	Rydex VT Inverse Dow 2x Strategy
•	Morgan Stanley UIF Emerging Markets Debt	•	Rydex VT Inverse Government Long Bond Strategy
•	Morgan Stanley UIF Emerging Markets Equity	•	Rydex VT Inverse Mid-Cap Strategy
•	Neuberger Berman AMT Guardian	•	Rydex VT Inverse NASDAQ-100® Strategy
•	Neuberger Berman AMT Socially Responsive	•	Rydex VT Inverse Russell 2000® Strategy
•	Oppenheimer Global Fund/VA	•	Rydex VT Inverse S&P 500 Strategy
	(formerly Oppenheimer Global Securities Fund/VA)	•	Rydex VT Japan 2x Strategy
•	Oppenheimer Global Strategic Income Fund/VA	•	Rydex VT Leisure
•	Oppenheimer International Growth Fund/VA	•	Rydex VT Mid-Cap 1.5x Strategy
•	Oppenheimer Main Street Small Cap Fund®/VA (formerly	•	Rydex VT NASDAQ-100®
	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA)	•	Rydex VT NASDAQ-100® 2x Strategy
•	PIMCO VIT All Asset	•	Rydex VT Nova
•	PIMCO VIT CommodityRealReturn Strategy	•	Rydex VT Precious Metals
•	PIMCO VIT Emerging Markets Bond	•	Rydex VT Real Estate
•	PIMCO VIT Foreign Bond (Unhedged)	•	Rydex VT Retailing
•	PIMCO VIT Global Bond (Unhedged)	•	Rydex VT Russell 2000® 1.5x Strategy
•	PIMCO VIT High Yield	•	Rydex VT Russell 2000® 2x Strategy
•	PIMCO VIT Low Duration	•	Rydex VT S&P 500 2x Strategy
•	PIMCO VIT Real Return	•	Rydex VT S&P 500 Pure Growth
•	PIMCO VIT Short-Term	•	Rydex VT S&P 500 Pure Value

5

•	Rydex VT S&P MidCap 400 Pure Growth	•	VA International Value Portfolio of the DFA Investment
•	Rydex VT S&P MidCap 400 Pure Value		Dimensions Group Inc. (the "Dimensional VA
•	Rydex VT S&P SmallCap 600 Pure Growth		International Value Portfolio")
•	Rydex VT S&P SmallCap 600 Pure Value	•	VA Short-Term Fixed Portfolio of the DFA Investment
•	Rydex VT Strengthening Dollar 2x Strategy		Dimensions Group Inc. (the "Dimensional VA Short-
•	Rydex VT Technology		Term Fixed Portfolio")
•	Rydex VT Telecommunications	•	VA U.S. Large Value Portfolio of the DFA Investment
•	Rydex VT Transportation		Dimensions Group Inc. (the "Dimensional VA U.S.
•	Rydex VT U.S. Government Money Market		Large Value Portfolio")
•	Rydex VT Utilities	•	VA U.S. Targeted Value Portfolio of the DFA Investment
•	Rydex VT Weakening Dollar 2x Strategy		Dimensions Group Inc. (the "Dimensional VA U.S.
•	T. Rowe Price Blue Chip Growth		Targeted Value Portfolio")
•	T. Rowe Price Equity Income	•	Van Eck VIP Global Gold
•	T. Rowe Price Health Sciences	•	Van Eck VIP Global Hard Assets
•	T. Rowe Price Limited-Term Bond	•	Virtus International Series
•	Templeton Developing Markets Securities	•	Virtus Multi-Sector Fixed Income Series
•	Templeton Foreign Securities	•	Virtus Premium AlphaSector Series
•	Templeton Global Bond Securities	•	Virtus Real Estate Securities Series
•	Templeton Growth Securities	•	Virtus Strategic Allocation Series
•	Third Avenue Value	•	Wells Fargo Advantage International Equity VT
•	VA Global Bond Portfolio of the DFA Investment	•	Wells Fargo Advantage Intrinsic Value VT
	Dimensions Group Inc. (the "Dimensional VA Global	•	Wells Fargo Advantage Omega Growth VT
	Bond Portfolio")	•	Wells Fargo Advantage Opportunity VT
•	VA International Small Portfolio of the DFA Investment	•	Wells Fargo Advantage Small Cap Value VT
	Dimensions Group Inc. (the "Dimensional VA	•	Western Asset Variable Global High Yield Bond
International Small Portfolio")

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2013, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 48 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

	Page		Page
DEFINITIONS	8	Administration Charge	31
		Premium Tax Charge	31
SUMMARY	9	Other Charges	31
Purpose of the Contract	9	Variations in Charges	31
The Separate Account and the Funds	9	Return of Premium Death Benefit Rider Charge	31
Purchase Payments	9	Underlying Fund Expenses	32

Contract Benefits	9	ANNUITY PERIOD	32
Return of Premium Death Benefit Rider	9	General	32
Free-Look Right	10	Annuity Options	33
Charges and Deductions	10	Selection of an Option	35

Federal Tax Considerations	11	MORE ABOUT THE CONTRACT	35
Tax-Free Exchanges	11	Ownership	35
Contacting the Company	11	Designation and Change of Beneficiary	35

EXPENSE TABLES	12	Dividends	35
Contract Owner Transaction Expenses	12	Payments from the Separate Account	36
Periodic Expenses	12	Proof of Age and Survival	36
Examples	12	Misstatements	36

CONDENSED FINANCIAL INFORMATION	13	FEDERAL TAX MATTERS	36
INFORMATION ABOUT THE COMPANY, THE		Introduction	36
SEPARATE ACCOUNT, AND THE FUNDS	13	Tax Status of the Company and the Separate Account	37

Security Benefit Life Insurance Company	13	Income Taxation of Annuities in General—
Published Ratings	13	Non-Qualified Plans	38
Separate Account	13	Additional Considerations	39
Underlying Funds	14	Qualified Contracts	40
Services and Administration	16	Other Tax Considerations	43

THE CONTRACT	16	OTHER INFORMATION	43
General	16	Investment Advisory Fees	43
Important Information About Your		Voting of Underlying Fund Shares	44
Benefits Under the Contract	16	Substitution of Investments	44
Application for a Contract	17	Changes to Comply with Law and Amendments	45
Return of Premium Death Benefit	17	Reports to Owners	45
Purchase Payments	17	Electronic Privileges	45
Allocation of Purchase Payments	18	State Variations	46
Dollar Cost Averaging Option	18	Legal Proceedings	46
Asset Reallocation Option	19	Legal Matters	46
Transfers of Contract Value	20	Sale of the Contract	46

Contract Value	26	PERFORMANCE INFORMATION	48

Determination of Contract Value	26	ADDITIONAL INFORMATION	48
Cut-Off Times	27	Registration Statement	48
Full and Partial Withdrawals	27	Financial Statements	48

Systematic Withdrawals	28	TABLE OF CONTENTS FOR STATEMENT
Free-Look Right	29	OF ADDITIONAL INFORMATION	48

Death Benefit	29	OBJECTIVES FOR UNDERLYING FUNDS	49

Distribution Requirements	30	APPENDIX A – Condensed Financial Information
Death of the Annuitant	30

CHARGES AND DEDUCTIONS	30
Mortality and Expense Risk Charge	30

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

9

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

●	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
●	0.65% for the Dimensional VA International Small Portfolio Subaccount
●	0.65% for the Dimensional VA International Value Portfolio Subaccount
●	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
●	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
●	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
●	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion

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of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

11

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	28.69%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2012 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2012 .

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2014 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example

12

assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$233	$4,939	$7,595	$10,210

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$152	$471	$813	$1,779

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2012 , the Company had total assets of approximately $ 15.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici

13

pated  obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
Summary prospectuses or p rospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

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12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

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Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the

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Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment

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Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the

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Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred

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under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1      Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap Growth VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP , DWS Small Mid Cap Value VIP
30 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth Securities, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Large Cap Value Securities, Franklin Mutual Global Discovery Securities, Franklin Mutual Shares Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity, Goldman Sachs VIT Structured Small Cap Equity
30 days
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT DWA Flexible Allocation, Guggenheim VT DWA Sector Rotation, Guggenheim VT Floating Rate Strategies, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Value, Guggenheim VT Macro Opportunities, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT StylePlus Large Core, Guggenheim VT StylePlus Large Growth, Guggenheim VT StylePlus Mid Growth, Guggenheim VT StylePlus Small Growth, Guggenheim VT Total Return Bond, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
ING Clarion Global Real Estate, ING Clarion Real Estate, ING MidCap Opportunities	30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT High Yield, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

23

Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets Securities, Templeton Foreign Securities, Templeton Global Bond Securities, Templeton Growth Securities	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Strategic Allocation Series	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit

24

further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta and Rydex VT Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying

25

Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

26

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor,

27

such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

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Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary   designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

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Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore , it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The

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Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

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The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set

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forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the

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death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating

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subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

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Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as

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the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code

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Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore , it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such

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as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the

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IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2013) .
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $95,000 for a married couple filing a joint return and $59,000 for a single taxpayer in 2013 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $178,000 and $188,000 (for 2013) . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $112,000 to $127,000 in adjusted gross income for 2013 ( $178,000 to $188,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed

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during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

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Other Tax Considerations —

Federal Estate , Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2013 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40% , respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained

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by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

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In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

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State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2012, 2011, and 2010, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $3,804,507.12, $4,667,861.92, and $6,381,417.45, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.
Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

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Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2012 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Centaurus Financial, Inc. , GWN Securities, Inc. ,  Investacorp, Inc . , KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc.,OFG Financial Services, Inc., PlanMember Securities Corporation, Silver Oak Securities, Inc. , Support Services Financial Advisors, Inc. , and TransAmerica Financial Advisors , Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

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GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or p rospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	N/A	Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks growth and risk-adjusted total return.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
American Century VP Inflation Protection	II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt, Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt, Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.

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Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC; BlackRock International Ltd.;
BlackRock Global Opportunities V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	Class 3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC	Blackrock Financial Mgmt., Inc
BlackRock Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond		Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with capital preservation. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt Americas Inc

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Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt Americas Inc	QS Investors Llc
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt Americas Inc	Global Thematic Partners, LLC
DWS Global Small Cap Growth VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt Americas Inc
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt Americas Inc
DWS High Income VIP	B	Seeks a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks a high rate of total return.	Deutsche Inv. Mgmt Americas Inc
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt Americas Inc	Dreman Value Mgmt. LLC
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

51

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.;
Fidelity ® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income, while also considering capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; Fidelity Inv. Money Mgmt Inc; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc.

Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation; current income is a secondary objective.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income; capital appreciation as a secondary objective.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.	Templeton Inv. Counsel LLC
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC

52

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation; income is a secondary consideration.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income; long-term capital appreciation is the secondary objective.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. International
Goldman Sachs VIT Structured Small Cap Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks to primarily provide growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks to provide long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)

53

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT DWA Flexible Allocation		Seeks to provide capital appreciation with capital preservation as a secondary objective.	Guggenheim Investments
Guggenheim VT DWA Sector Rotation		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT Floating Rate Strategies	N/A	The investment seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VT Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield		Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Macro Opportunities	N/A	The investment seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim VT StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT StylePlus Large Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 1000 Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Mid Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell Mid Cap Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Small Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 2000 Growth Index.	Guggenheim Investments
Guggenheim VT Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

54

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ibbotson Balanced ETF Asset Allocation	Class II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	Seeks current income and preservation of capital.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	Seeks high total return consisting of capital appreciation and current income.	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Seeks capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	Seeks long-term capital appreciation.	ING Investments, LLC	ING Inv. Mgmt. Co.
Innealta Capital Country Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.
Innealta Capital Sector Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

55

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Dividend Opportunities		Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Energy		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Global Bond		Seeks a high level of current income.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP High Income		Seeks to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Limited-Term Bond		Seeks to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Mid Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Real Estate Securities		Seeks to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co	Advantus Capital Mgmt. Co.
Ivy Funds VIP Science and Technology		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co

56

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust International Equity Portfolio	Class 2	Seeks to provide high total return from a portfolio of equity securities of foreign companies.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 2	Seeks long-term capital appreciation.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust MidCap Growth Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Seeks high total return.	J.P. Morgan Inv. Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	To seek current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC

57

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Mid Cap Stock VC	VC	To seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	To seek income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc	Morgan Stanley Inv. Mgmt. Co.; Morgan Stanley Inv. Mgmt. Ltd.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.

58

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.	AEW Capital Mgmt.,L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.

59

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Management, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Advisory Company, LLC	Putnam Investments Ltd.
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Advisory Company, LLC	Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Rydex VT Banking		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Basic Materials		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Biotechnology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Commodities Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.	Guggenheim Investments
Rydex VT Consumer Products		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Dow 2x Strategy		Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Electronics		Seeks to provide capital appreciation.	Guggenheim Investments

60

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Energy	Seeks capital appreciation.	Guggenheim Investments
Rydex VT Energy Services	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Financial Services	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Internet	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments

61

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse NASDAQ-100 ® Strategy	Seeks to provide investment results that match the performance of a specific benchmark, currently the inverse of the performance of the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VT Inverse Russell 2000 ® Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Leisure	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy	Seeks to provide investment results that match, before fees and expenses, 200% of the performance of the NASDAQ-100 Index ® on a daily basis.	Guggenheim Investments
Rydex VT Nova	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Precious Metals	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Retailing	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis.	Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments

62

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy		Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis.	Guggenheim Investments
Rydex VT Technology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Telecommunications		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Transportation		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.

63

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Inv. Counsel LLC
Templeton Global Bond Securities	2	Seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.	Franklin Advisers, Inc.
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Virtus International Series	N/A	The investment seeks high total return consistent with reasonable risk.	Virtus Investment Advisors	Aberdeen Asset Management, Inc.
Virtus Multi-Sector Fixed Income Series	N/A	The investment seeks long-term total return.	Virtus Investment Advisors
Virtus Premium AlphaSector Series	N/A	The investment seeks long-term capital appreciation. The Series seeks to track the Premium AlphaSector SM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. (“NASDAQ”).	Virtus Investment Advisors	F-Squared Institutional Advisors, LLC.
Virtus Real Estate Securities Series	N/A	The investment seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Management Company
Virtus Strategic Allocation Series	N/A	The investment seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Euclid Advisors, LLC; Newfleet Asset Management, LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Metropolitan West Capital Mgmt. LLC
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt. Pte. Ltd.

64

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2012.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Adaptive Allocation Portfolio	2012 4	10.00	10.04	0
Alger Capital Appreciation	2012	9.01	10.26	0
	2011 2	10.00	9.01	0
Alger Large Cap Growth	2012	9.15	9.67	0
	2011 2	10.00	9.15	0
AllianceBernstein VPS Global Thematic Growth	2012 4	10.00	10.22	0
AllianceBernstein VPS Growth and Income	2012 4	10.00	10.15	0
AllianceBernstein VPS Small/Mid Cap Value	2012 4	10.00	10.20	0
American Century VP Income & Growth	2012	9.42	10.41	6,528
	2011 2	10.00	9.42	0
American Century VP Inflation Protection	2012 4	10.00	9.97	0
American Century VP International	2012	8.17	9.55	1,063
	2011 2	10.00	8.17	0
American Century VP Mid Cap Value	2012	9.17	10.30	4,563
	2011 2	10.00	9.17	0
American Century VP Value	2012	9.32	10.31	942
	2011 2	10.00	9.32	519
BlackRock Basic Value V.I.	2012	8.84	9.71	0
	2011 2	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2012	8.47	9.29	0
	2011 2	10.00	8.47	0
BlackRock Equity Dividend V.I.	2012	9.55	10.32	20,662
	2011 2	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2012	9.04	9.60	7,906
	2011 2	10.00	9.04	0
BlackRock Global Opportunities V.I.	2012	8.26	9.12	1,800
	2011 2	10.00	8.26	0
BlackRock High Yield V.I.	2012 4	10.00	10.02	0
BlackRock Large Cap Core V.I.	2012	9.07	9.85	0
	2011 2	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2012	9.04	10.02	0
	2011 2	10.00	9.04	0
Dimensional VA Global Bond Portfolio	2012 4	10.00	10.00	0
Dimensional VA International Small Portfolio	2012 4	10.00	10.11	0
Dimensional VA International Value Portfolio	2012 4	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2012 4	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2012 4	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2012 4	10.00	10.21	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Direxion Dynamic VP HY Bond	2012	8.83	9.31	0
	2011	8.71	8.83	0
	2010	8.67	8.71	5,940
	2009	8.17	8.67	54,880
	2008	9.40	8.17	136,826
	2007	10.00	9.40	97
Dreyfus IP Small Cap Stock Index	2012 4	10.00	10.20	0
Dreyfus IP Technology Growth	2012 4	10.00	10.17	0
Dreyfus Stock Index	2012 4	10.00	10.17	0
Dreyfus VIF Appreciation	2012 4	10.00	10.16	0
Dreyfus VIF International Value	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	2007	10.00	10.05	2,220
DWS Capital Growth VIP	2012	8.85	9.88	0
	2011 2	10.00	8.85	0
DWS Core Equity VIP 3	2012	8.93	9.95	0
	2011 2	10.00	8.93	0
DWS Global Growth VIP (formerly DWS Global Thematic VIP)	2012	7.87	8.98	0
	2011 2	10.00	7.87	0
DWS Global Small Cap Growth VIP	2012	8.46	9.39	200
	2011 2	10.00	8.46	0
DWS Government & Agency Securities VIP	2012	10.33	10.23	10,878
	2011 2	10.00	10.33	2,500
DWS High Income VIP	2012 4	10.00	10.01	0
DWS Large Cap Value VIP	2012	9.18	9.71	0
	2011 2	10.00	9.18	0
DWS Small Mid Cap Value VIP (formerly DWS Dreman Small Mid Cap Value VIP)	2012	8.39	9.19	0
	2011 2	10.00	8.39	0
Federated Fund for U.S. Government Securities II	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	2007	10.00	10.26	351
Federated High Income Bond II	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	2007	10.00	9.92	3,878
Fidelity ® VIP Balanced	2012	8.90	9.88	29,255
	2011 2	10.00	8.90	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity ® VIP Contrafund ®	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	2007	10.00	11.15	9,440
Fidelity ® VIP Disciplined Small Cap	2012	8.84	10.12	0
	2011 2	10.00	8.84	510
Fidelity ® VIP Emerging Markets	2012 4	10.00	10.09	0
Fidelity ® VIP Growth & Income	2012	9.38	10.71	6,121
	2011 2	10.00	9.38	0
Fidelity ® VIP Growth Opportunities	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	2007	10.00	11.50	1,010
Fidelity ® VIP High Income	2012 4	10.00	10.00	0
Fidelity ® VIP Index 500	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	2007	10.00	10.07	1,123
Fidelity ® VIP Investment-Grade Bond	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	2007	10.00	10.06	2,872
Fidelity ® VIP Mid Cap	2012	8.27	9.16	3,201
	2011 2	10.00	8.27	115
Fidelity ® VIP Overseas	2012	7.75	9.02	0
	2011 2	10.00	7.75	0
Fidelity ® VIP Real Estate	2012	9.72	11.11	12,194
	2011 2	10.00	9.72	517
Fidelity ® VIP Strategic Income	2012	9.92	10.57	25,009
	2011 2	10.00	9.92	0
Franklin Flex Cap Growth Securities	2012	8.74	9.23	0
	2011 2	10.00	8.74	0
Franklin Growth & Income Securities	2012	9.53	10.33	8,119
	2011 2	10.00	9.53	0
Franklin High Income Securities	2012	9.78	10.92	20,900
	2011 2	10.00	9.78	1,209
Franklin Income Securities	2012	9.45	10.28	8,582
	2011 2	10.00	9.45	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Large Cap Growth Securities	2012	9.20	9.98	0
	2011 2	10.00	9.20	0
Franklin Large Cap Value Securities	2012	8.73	9.66	0
	2011 2	10.00	8.73	0
Franklin Mutual Global Discovery Securities	2012	9.06	9.93	0
	2011 2	10.00	9.06	0
Franklin Mutual Shares Securities	2012	9.12	10.06	0
	2011 2	10.00	9.12	0
Franklin Rising Dividends Securities	2012	9.87	10.67	10,985
	2011 2	10.00	9.87	0
Franklin Small Cap Value Securities	2012	8.74	10.00	13,972
	2011 2	10.00	8.74	0
Franklin Small-Mid Cap Growth Securities	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	2008 1	10.00	10.38	0
Franklin Strategic Income Securities	2012	9.73	10.60	39,622
	2011 2	10.00	9.73	0
Franklin US Government Securities	2012	10.27	10.11	554
	2011 2	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2012	8.77	10.12	3,381
	2011 2	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate (formerly Goldman Sachs VIT Government Income)	2012	10.37	10.30	11,400
	2011 2	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2012	8.58	9.84	0
	2011 2	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2012	8.56	9.77	1,084
	2011 2	10.00	8.56	0
Goldman Sachs VIT Strategic Growth	2012	9.25	10.69	0
	2011 2	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2012	7.98	9.32	1,993
	2011 2	10.00	7.98	0
Goldman Sachs VIT Structured Small Cap Equity	2012	8.99	9.77	0
	2011 2	10.00	8.99	0
Guggenheim VT All-Asset Aggressive Strategy	2012	8.48	9.23	0
	2011	9.17	8.48	0
	2010	8.45	9.17	0
	2009	7.39	8.45	0
	2008	10.21	7.39	0
	2007	10.00	10.21	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VT All-Asset Conservative Strategy	2012	8.91	9.27	1,036
	2011	9.34	8.91	209
	2010	9.00	9.34	144
	2009	8.87	9.00	81
	2008	10.30	8.87	0
	2007	10.00	10.30	0
Guggenheim VT All-Asset Moderate Strategy	2012	8.65	9.19	796
	2011	9.21	8.65	0
	2010	8.84	9.21	0
	2009	8.18	8.84	0
	2008	10.27	8.18	0
	2007	10.00	10.27	0
Guggenheim VT All Cap Value	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008 1	10.00	10.52	0
Guggenheim VT CLS AdvisorOne Amerigo	2012	8.00	8.79	50,385
	2011	8.93	8.00	51,385
	2010	8.03	8.93	55,668
	2009	5.96	8.03	54,683
	2008	10.84	5.96	74,534
	2007	10.00	10.84	38,105
Guggenheim VT CLS AdvisorOne Clermont	2012	8.44	9.03	25,525
	2011	8.76	8.44	31,471
	2010	8.17	8.76	32,578
	2009	6.19	8.17	25,696
	2008	10.21	6.19	21,771
	2007	10.00	10.21	10,262
Guggenheim VT CLS AdvisorOne Select Allocation	2012	8.26	8.97	19,666
	2011	8.93	8.26	20,889
	2010	8.12	8.93	20,005
	2009	6.90	8.12	17,783
	2008	11.08	6.90	15,433
	2007	10.00	11.08	6,953
Guggenheim VT DWA Flexible Allocation	2012 4	10.00	10.14	0
Guggenheim VT DWA Sector Rotation	2012 4	10.00	10.19	0
Guggenheim VT Global Managed Futures Strategy	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	2008 1	10.00	9.57	1,723
Guggenheim VT High Yield	2012	9.38	10.41	42,378
	2011 2	10.00	9.38	46,022

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VT Large Cap Value	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	2008 1	10.00	10.28	0
Guggenheim VT Managed Asset Allocation	2012	9.45	10.34	0
	2011 2	10.00	9.45	0
Guggenheim VT Mid Cap Value	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	2008 1	10.00	11.09	0
Guggenheim VT MSCI EAFE Equal Weight	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	2007	10.00	10.49	3,419
Guggenheim VT Multi-Hedge Strategies	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	2007	10.00	10.04	0
Guggenheim VT Small Cap Value	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	2007	10.00	10.77	835
Guggenheim VT StylePlus Large Core (formerly Guggenheim VT Large Cap Core)	2012 4	10.00	10.16	0
Guggenheim VT StylePlus Large Growth (formerly Guggenheim VT Large Cap Concentrated Growth)	2012	8.70	9.31	0
	2011 2	10.00	8.70	0
Guggenheim VT StylePlus Mid Growth (formerly Guggenheim VT Mid Cap Growth)	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	2008 1	10.00	10.49	0
Guggenheim VT StylePlus Small Growth (formerly Guggenheim VT Small Cap Growth)	2012 4	10.00	10.19	0
Guggenheim VT Total Return Bond (formerly Guggenheim VT U.S. Intermediate Bond)	2012 4	10.00	9.99	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VT U.S. Long Short Momentum	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	2007	10.00	11.76	165
Ibbotson Aggressive Growth ETF Asset Allocation	2012 4	10.00	10.12	0
Ibbotson Balanced ETF Asset Allocation	2012 4	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2012 4	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2012 4	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2012 4	10.00	10.05	0
ING Clarion Global Real Estate	2012 4	10.00	10.11	0
ING Clarion Real Estate	2012 4	10.00	10.11	0
ING MidCap Opportunities	2012 4	10.00	10.17	0
Innealta Capital Country Rotation	2012 4	10.00	10.00	0
Innealta Capital Sector Rotation	2012 4	10.00	10.00	0
Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise)	2012	8.54	9.35	0
	2011 2	10.00	8.54	0
Invesco V.I. American Value (formerly Invesco Van Kampen V.I. American Value	2012	9.01	10.19	8,388
	2011 2	10.00	9.01	0
Invesco V.I. Comstock (formerly Invesco Van Kampen V.I. Comstock)	2012	8.95	10.28	1,190
	2011 2	10.00	8.95	781
Invesco V.I. Core Equity	2012	9.09	9.98	0
	2011 2	10.00	9.09	0
Invesco V.I. Equity and Income (formerly Invesco Van Kampen V.I. Equity and Income)	2012	9.15	9.93	3,353
	2011 2	10.00	9.15	0
Invesco V.I. Global Core Equity	2012	8.23	9.02	0
	2011 2	10.00	8.23	0
Invesco V.I. Global Health Care	2012	9.27	10.79	2,571
	2011 2	10.00	9.27	488
Invesco V.I. Global Real Estate	2012	8.84	10.92	5,187
	2011 2	10.00	8.84	0
Invesco V.I. Government Securities	2012	10.48	10.35	28,981
	2011 2	10.00	10.48	0
Invesco V.I. Growth and Income (formerly Invesco Van Kampen V.I. Growth and Income)	2012	8.98	9.92	0
	2011 2	10.00	8.98	0
Invesco V.I. High Yield	2012	9.48	10.72	27,406
	2011 2	10.00	9.48	8,504
Invesco V.I. International Growth	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	2007	10.00	11.13	7,753

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	2007	10.00	10.44	3,187
Invesco V.I. Mid Cap Growth (formerly Invesco Van Kampen V.I. Mid Cap Growth)	2012	8.23	8.87	0
	2011 2	10.00	8.23	0
Invesco V.I. S&P 500 Index	2012 4	10.00	10.17	0
Invesco V.I. Small Cap Equity	2012	8.63	9.47	1,199
	2011 2	10.00	8.63	0
Invesco V.I. Utilities	2012	10.77	10.75	379
	2011 2	10.00	10.77	368
Ivy Funds VIP Asset Strategy	2012	8.61	9.91	0
	2011 2	10.00	8.61	0
Ivy Funds VIP Balanced	2012	9.50	10.26	2,511
	2011 2	10.00	9.50	0
Ivy Funds VIP Core Equity	2012	9.09	10.42	0
	2011 2	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2012	8.65	9.45	0
	2011 2	10.00	8.65	0
Ivy Funds VIP Energy	2012	7.82	7.66	1,288
	2011 2	10.00	7.82	518
Ivy Funds VIP Global Bond	2012	9.73	10.00	0
	2011 2	10.00	9.73	0
Ivy Funds VIP Growth	2012	9.40	10.24	844
	2011 2	10.00	9.40	0
Ivy Funds VIP High Income	2012	9.81	11.24	91,400
	2011 2	10.00	9.81	9,460
Ivy Funds VIP International Core Equity	2012	8.02	8.78	38,007
	2011 2	10.00	8.02	0
Ivy Funds VIP International Growth	2012	8.67	9.89	0
	2011 2	10.00	8.67	0
Ivy Funds VIP Limited-Term Bond	2012	10.05	10.03	16,544
	2011 2	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	2012	8.87	9.73	4,648
	2011 2	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2012	9.64	10.97	0
	2011 2	10.00	9.64	0
Ivy Funds VIP Science and Technology	2012	8.26	10.20	319
	2011 2	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2012	7.91	8.03	591
	2011 2	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2012	8.01	9.18	315
	2011 2	10.00	8.01	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Value	2012	8.47	9.73	1,073
	2011 2	10.00	8.47	0
Janus Aspen Enterprise	2012	8.95	10.12	2,000
	2011 2	10.00	8.95	0
Janus Aspen Forty	2012	8.88	10.62	496
	2011 2	10.00	8.88	0
Janus Aspen Janus Portfolio	2012	8.89	10.16	60,472
	2011 2	10.00	8.89	0
Janus Aspen Overseas	2012	6.57	7.19	14,480
	2011 2	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2012	8.85	9.47	462
	2011 2	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2012 4	10.00	9.99	0
JPMorgan Insurance Trust International Equity Portfolio	2012 4	10.00	10.13	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2012 4	10.00	10.19	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2012 4	10.00	10.18	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2012 4	10.00	10.17	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2012 4	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2012 4	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2012	9.79	10.64	3,818
	2011 2	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2012	9.19	9.99	0
	2011 2	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2012	8.68	9.65	0
	2011 2	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2012	8.56	9.27	2,255
	2011 2	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2012	8.67	9.27	0
	2011 2	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2012	8.65	9.36	577
	2011 2	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2012	8.08	8.90	0
	2011 2	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2012	8.59	9.51	12,660
	2011 2	10.00	8.59	0
Lord Abbett Series Total Return VC	2012	10.49	10.82	16,462
	2011 2	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2012	8.63	9.25	0
	2011 2	10.00	8.63	0
MFS ® VIT Emerging Markets Equity	2012 4	10.00	10.11	0
MFS ® VIT High Yield	2012 4	10.00	10.00	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS ® VIT Investors Growth Stock	2012	9.37	10.56	0
	2011 2	10.00	9.37	0
MFS ® VIT Investors Trust	2012	8.99	10.32	1,573
	2011 2	10.00	8.99	0
MFS ® VIT New Discovery	2012	7.85	9.17	0
	2011 2	10.00	7.85	0
MFS ® VIT Research	2012	9.21	10.40	3,323
	2011 2	10.00	9.21	0
MFS ® VIT Research Bond	2012	10.25	10.60	33,857
	2011 2	10.00	10.25	0
MFS ® VIT Research International	2012	8.29	9.32	721
	2011 2	10.00	8.29	442
MFS ® VIT Total Return	2012	9.52	10.20	0
	2011 2	10.00	9.52	0
MFS ® VIT Utilities	2012	9.63	10.53	7,338
	2011 2	10.00	9.63	6,796
Morgan Stanley UIF Emerging Markets Debt	2012 4	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2012 4	10.00	10.09	0
Neuberger Berman AMT Guardian	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	2007	10.00	10.20	178
Neuberger Berman AMT Socially Responsive	2012	8.77	9.38	336
	2011 2	10.00	8.77	0
Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA)	2012	8.36	9.77	9,972
	2011 2	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2012	9.54	10.42	0
	2011 2	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2012	8.59	10.09	0
	2011 2	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund ® /VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA)	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	2007	10.00	9.33	2,593
PIMCO VIT All Asset	2012	9.59	10.63	16,990
	2011 2	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2012	8.38	8.51	15,743
	2011 2	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2012	10.21	11.61	60,458
	2011 2	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2012	10.44	10.61	0
	2011 2	10.00	10.44	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Global Bond (Unhedged)	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008 1	10.00	10.58	0
PIMCO VIT High Yield	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	2008 1	10.00	9.90	0
PIMCO VIT Low Duration	2012	9.74	9.95	36,398
	2011	10.00	9.74	2,419
PIMCO VIT Real Return	2012	10.64	11.16	47,054
	2011	10.00	10.64	3,961
PIMCO VIT Short-Term	2012 4	10.00	10.00	0
PIMCO VIT Total Return	2012	9.99	10.56	78,428
	2011	10.00	9.99	20,812
Pioneer Bond VCT	2012 4	10.00	9.99	0
Pioneer Emerging Markets VCT	2012 4	10.00	10.13	0
Pioneer Equity Income VCT	2012 4	10.00	10.13	0
Pioneer High Yield VCT	2012 4	10.00	10.05	0
Pioneer Real Estate Shares VCT	2012 4	10.00	10.11	0
Pioneer Strategic Income VCT	2012 4	10.00	10.00	0
Power Income VIT	2012 4	10.00	10.00	0
Putnam VT Absolute Return 500	2012 4	10.00	10.04	0
Putnam VT Capital Opportunities	2012 4	10.00	10.17	0
Putnam VT Diversified Income	2012 4	10.00	10.00	0
Putnam VT Equity Income	2012 4	10.00	10.17	0
Putnam VT Global Asset Allocation	2012 4	10.00	10.13	0
Putnam VT Growth Opportunities	2012 4	10.00	10.21	0
Putnam VT High Yield	2012 4	10.00	10.00	0
Putnam VT Income	2012 4	10.00	9.99	0
Putnam VT Investors	2012 4	10.00	10.18	0
Putnam VT Voyager	2012 4	10.00	10.21	0
Rydex VT Banking	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	2007	10.00	7.09	0
Rydex VT Basic Materials	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	2007	10.00	12.75	3,611

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Biotechnology	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	2007	10.00	9.59	172
Rydex VT Commodities Strategy	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	2007	10.00	13.78	4,030
Rydex VT Consumer Products	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	2007	10.00	10.64	305
Rydex VT Dow 2x Strategy	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	2007	10.00	10.31	3,379
Rydex VT Electronics	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	2007	10.00	9.08	0
Rydex VT Energy	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	2007	10.00	13.55	340
Rydex VT Energy Services	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	2007	10.00	14.13	3,699

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Europe 1.25x Strategy	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	2007	10.00	10.90	1,426
Rydex VT Financial Services	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	2007	10.00	7.74	217
Rydex VT Government Long Bond 1.2x Strategy	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	2007	10.00	10.71	1,969
Rydex VT Health Care	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	2007	10.00	9.97	177
Rydex VT Internet	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	2007	10.00	10.26	2,164
Rydex VT Inverse Dow 2x Strategy	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0
Rydex VT Inverse Government Long Bond Strategy	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	862

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Inverse Mid-Cap Strategy	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VT Inverse NASDAQ-100 ® Strategy	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	2007	10.00	8.98	0
Rydex VT Inverse Russell 2000 ® Strategy	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	2007	10.00	10.25	0
Rydex VT Inverse S&P 500 Strategy	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	2007	10.00	9.81	0
Rydex VT Japan 2x Strategy	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	2007	10.00	8.67	0
Rydex VT Leisure	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VT Mid-Cap 1.5x Strategy	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	2007	10.00	9.73	1,631

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT NASDAQ-100 ®	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	2007	10.00	10.86	862
Rydex VT NASDAQ-100 ® 2x Strategy	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	2007	10.00	11.30	1,781
Rydex VT Nova	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	2007	10.00	9.66	288
Rydex VT Precious Metals	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	2007	10.00	12.19	4,458
Rydex VT Real Estate	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	2007	10.00	7.65	761
Rydex VT Retailing	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VT Russell 2000 ® 1.5x Strategy	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	2007	10.00	8.88	101

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Russell 2000 ® 2x Strategy	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	2007	10.00	8.30	0
Rydex VT S&P 500 2x Strategy	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	2007	10.00	9.56	100
Rydex VT S&P 500 Pure Growth	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	2007	10.00	10.00	3,486
Rydex VT S&P 500 Pure Value	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	2007	10.00	9.16	96
Rydex VT S&P MidCap 400 Pure Growth	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	2007	10.00	10.19	3,104
Rydex VT S&P MidCap 400 Pure Value	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	2007	10.00	9.07	285
Rydex VT S&P SmallCap 600 Pure Growth	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	2007	10.00	9.63	1,406

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT S&P SmallCap 600 Pure Value	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VT Strengthening Dollar 2x Strategy	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	2007	10.00	8.31	110
Rydex VT Technology	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	2007	10.00	10.37	87
Rydex VT Telecommunications	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	2007	10.00	10.37	0
Rydex VT Transportation	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	2007	10.00	8.35	0
Rydex VT U.S. Government Money Market	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	2007	10.00	10.02	61,319
Rydex VT Utilities	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	2007	10.00	11.09	2,213

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Weakening Dollar 2x Strategy	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	7,960
T. Rowe Price Blue Chip Growth	2012	9.30	10.59	5,120
	2011 2	10.00	9.30	1,398
T. Rowe Price Equity Income	2012	9.07	10.24	6,334
	2011 2	10.00	9.07	1,683
T. Rowe Price Health Sciences	2012	9.49	12.01	10,391
	2011 2	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2012	9.82	9.71	17,803
	2011 2	10.00	9.82	1,013
Templeton Developing Markets Securities	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	2008 1	10.00	10.30	0
Templeton Foreign Securities	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	2008 1	10.00	10.78	0
Templeton Global Bond Securities	2012	9.38	10.43	80,424
	2011 2	10.00	9.38	871
Templeton Growth Securities	2012	8.46	9.89	0
	2011 2	10.00	8.46	0
Third Avenue Value	2012	7.35	9.04	615
	2011 2	10.00	7.35	0
Van Eck VIP Global Hard Assets	2012	7.45	7.42	42,872
	2011 2	10.00	7.45	3,260
Wells Fargo Advantage International Equity VT	2012	8.13	8.92	0
	2011 2	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	2012	8.82	10.18	0
	2011 2	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	2012	8.46	9.84	0
	2011 2	10.00	8.46	0
Wells Fargo Advantage Opportunity VT	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	2007	10.00	10.15	652

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo Advantage Small Cap Value VT	2012	8.59	9.46	0
	2011 2	10.00	8.59	0
Western Asset Variable Global High Yield Bond	2012 4	10.00	10.01	0
1       For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2       For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
3       Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP on May 1, 2012. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4      For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.

A-19

Prospectus	May 1, 2013

ELITEDESIGNS® II VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, Inc.

6915J (PRS)	32-69150-10 2013/05/01

ELITEDESIGNS® II VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7Twelve™ Balanced Portfolio	•	Dreyfus IP Technology Growth
•	Adaptive Allocation Portfolio	•	Dreyfus Stock Index
•	Alger Capital Appreciation	•	Dreyfus VIF Appreciation
•	Alger Large Cap Growth	•	Dreyfus VIF International Value
•	AllianceBernstein VPS Global Thematic Growth	•	DWS Capital Growth VIP
•	AllianceBernstein VPS Growth and Income	•	DWS Core Equity VIP
•	AllianceBernstein VPS Small/Mid Cap Value	•	DWS Global Growth VIP
•	ALPS/Alerian Energy Infrastructure	•	DWS Global Small Cap Growth VIP
•	American Century VP Income & Growth	•	DWS Government & Agency Securities VIP
•	American Century VP Inflation Protection	•	DWS High Income VIP
•	American Century VP International	•	DWS Large Cap Value VIP
•	American Century VP Mid Cap Value	•	DWS Small Mid Cap Value VIP
•	American Century VP Value	•	Federated Fund for U.S. Government Securities
•	BlackRock Basic Value V.I.	•	Federated High Income Bond II
•	BlackRock Capital Appreciation V.I.	•	Fidelity® VIP Balanced
•	BlackRock Equity Dividend V.I.	•	Fidelity® VIP Contrafund®
•	BlackRock Global Allocation V.I.	•	Fidelity® VIP Disciplined Small Cap
•	BlackRock Global Opportunities V.I.	•	Fidelity® VIP Emerging Markets
•	BlackRock High Yield V.I.	•	Fidelity® VIP Growth & Income
•	BlackRock Large Cap Core V.I.	•	Fidelity® VIP Growth Opportunities
•	BlackRock Large Cap Growth V.I.	•	Fidelity® VIP High Income
•	Direxion Dynamic VP HY Bond	•	Fidelity® VIP Index 500
•	Dreyfus IP Small Cap Stock Index	•	Fidelity® VIP Investment Grade Bond

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Summary prospectuses or p rospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2013

V6915J	32-69150-10 2013/05/01

•	Fidelity® VIP Mid Cap	•	Ibbotson Aggressive Growth ETF Asset
•	Fidelity® VIP Overseas	•	Ibbotson Balanced ETF Asset Allocation
•	Fidelity® VIP Real Estate	•	Ibbotson Conservative ETF Asset Allocation
•	Fidelity® VIP Strategic Income	•	Ibbotson Growth ETF Asset Allocation
•	Franklin Flex Cap Growth Securities	•	Ibbotson Income and Growth ETF Asset
•	Franklin Growth & Income Securities	•	ING Clarion Global Real Estate
•	Franklin High Income Securities	•	ING Clarion Real Estate
•	Franklin Income Securities	•	ING MidCap Opportunities
•	Franklin Large Cap Growth Securities	•	Innealta Capital Country Rotation
•	Franklin Large Cap Value Securities	•	Innealta Capital Sector Rotation
•	Franklin Mutual Global Discovery Securities	•	Invesco V.I. American Franchise
•	Franklin Mutual Shares Securities	•	Invesco V.I. American Value
•	Franklin Rising Dividends Securities	•	Invesco V.I. Comstock
•	Franklin Small Cap Value Securities	•	Invesco V.I. Core Equity
•	Franklin Small-Mid Cap Growth Securities	•	Invesco V.I. Equity and Income
•	Franklin Strategic Income Securities	•	Invesco V.I. Global Core Equity
•	Franklin US Government Securities	•	Invesco V.I. Global Health Care
•	Goldman Sachs VIT Growth Opportunities	•	Invesco V.I. Global Real Estate
•	Goldman Sachs VIT High Quality Floating Rate	•	Invesco V.I. Government Securities
•	Goldman Sachs VIT Large Cap Value	•	Invesco V.I. Growth and Income
•	Goldman Sachs VIT Mid Cap Value	•	Invesco V.I. High Yield
•	Goldman Sachs VIT Strategic Growth	•	Invesco V.I. International Growth
•	Goldman Sachs VIT Strategic International Equity	•	Invesco V.I. Mid Cap Core Equity
•	Goldman Sachs VIT Structured Small Cap Equity	•	Invesco V.I. Mid Cap Growth
•	Guggenheim VT All-Asset Aggressive Strategy	•	Invesco V.I. S&P 500 Index
•	Guggenheim VT All-Asset Conservative Strategy	•	Invesco V.I. Small Cap Equity
•	Guggenheim VT All-Asset Moderate Strategy	•	Invesco V.I. Utilities
•	Guggenheim VT All Cap Value	•	Ivy Funds VIP Asset Strategy
•	Guggenheim VT CLS AdvisorOne Amerigo	•	Ivy Funds VIP Balanced
•	Guggenheim VT CLS AdvisorOne Clermont	•	Ivy Funds VIP Core Equity
•	Guggenheim VT CLS AdvisorOne Select Allocation	•	Ivy Funds VIP Dividend Opportunities
•	Guggenheim VT DWA Flexible Allocation	•	Ivy Funds VIP Energy
•	Guggenheim VT DWA Sector Rotation	•	Ivy Funds VIP Global Bond
•	Guggenheim VT Floating Rate Strategies	•	Ivy Funds VIP Growth
•	Guggenheim VT Global Managed Futures Strategy	•	Ivy Funds VIP High Income
•	Guggenheim VT High Yield	•	Ivy Funds VIP International Core Equity
•	Guggenheim VT Large Cap Value	•	Ivy Funds VIP International Growth
•	Guggenheim VT Macro Opportunities	•	Ivy Funds VIP Limited-Term Bond
•	Guggenheim VT Managed Asset Allocation	•	Ivy Funds VIP Mid Cap Growth
•	Guggenheim VT Mid Cap Value	•	Ivy Funds VIP Real Estate Securities
•	Guggenheim VT MSCI EAFE Equal Weight	•	Ivy Funds VIP Science and Technology
•	Guggenheim VT Multi-Hedge Strategies	•	Ivy Funds VIP Small Cap Growth
•	Guggenheim VT Small Cap Value	•	Ivy Funds VIP Small Cap Value
•	Guggenheim VT StylePlus Large Core	•	Ivy Funds VIP Value
•	Guggenheim VT StylePlus Large Growth	•	Janus Aspen Enterprise
•	Guggenheim VT StylePlus Mid Growth	•	Janus Aspen Forty
•	Guggenheim VT StylePlus Small Growth	•	Janus Aspen Janus Portfolio
•	Guggenheim VT Total Return Bond	•	Janus Aspen Overseas
•	Guggenheim VT U.S. Long Short Momentum	•	Janus Aspen Perkins Mid Cap Value

4

•	JPMorgan Insurance Trust Core Bond Portfolio	•	Pioneer Real Estate Shares VCT
•	JPMorgan Insurance Trust International Equity Portfolio	•	Pioneer Strategic Income VCT
•	JPMorgan Insurance Trust Intrepid Growth Portfolio	•	Power Income VIT
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio	•	Probabilities Fund
•	JPMorgan Insurance Trust MidCap Growth Portfolio	•	Putnam VT Absolute Return 500
•	JPMorgan Insurance Trust Small Cap Core Portfolio	•	Putnam VT Capital Opportunities
•	JPMorgan Insurance Trust US Equity Portfolio	•	Putnam VT Diversified Income
•	Lord Abbett Series Bond-Debenture VC	•	Putnam VT Equity Income
•	Lord Abbett Series Calibrated Dividend Growth VC	•	Putnam VT Global Asset Allocation
•	Lord Abbett Series Classic Stock VC	•	Putnam VT Growth Opportunities
•	Lord Abbett Series Developing Growth VC	•	Putnam VT High Yield
•	Lord Abbett Series Fundamental Equity VC	•	Putnam VT Income
•	Lord Abbett Series Growth and Income VC	•	Putnam VT Investors
•	Lord Abbett Series Growth Opportunities VC	•	Putnam VT Voyager
•	Lord Abbett Series Mid Cap Stock VC	•	Rydex VT Banking
•	Lord Abbett Series Total Return VC	•	Rydex VT Basic Materials
•	Lord Abbett Series Value Opportunities VC	•	Rydex VT Biotechnology
•	MFS® VIT Emerging Markets Equity	•	Rydex VT Commodities Strategy
•	MFS® VIT High Yield	•	Rydex VT Consumer Products
•	MFS® VIT Investors Growth Stock	•	Rydex VT Dow 2x Strategy
•	MFS® VIT Investors Trust	•	Rydex VT Electronics
•	MFS® VIT New Discovery	•	Rydex VT Energy
•	MFS® VIT Research	•	Rydex VT Energy Services
•	MFS® VIT Research Bond	•	Rydex VT Europe 1.25x Strategy
•	MFS® VIT Research International	•	Rydex VT Financial Services
•	MFS® VIT Total Return	•	Rydex VT Government Long Bond 1.2x Strategy
•	MFS® VIT Utilities	•	Rydex VT Health Care
•	Morgan Stanley UIF Emerging Markets Debt	•	Rydex VT Internet
•	Morgan Stanley UIF Emerging Markets Equity	•	Rydex VT Inverse Dow 2x Strategy
•	Neuberger Berman AMT Guardian	•	Rydex VT Inverse Government Long Bond
•	Neuberger Berman AMT Socially Responsive	•	Rydex VT Inverse Mid-Cap Strategy
•	Oppenheimer Global Fund/VA	•	Rydex VT Inverse NASDAQ-100® Strategy
•	Oppenheimer Global Strategic Income Fund/VA	•	Rydex VT Inverse Russell 2000® Strategy
•	Oppenheimer International Growth Fund/VA	•	Rydex VT Inverse S&P 500 Strategy
•	Oppenheimer Main Street Small Cap Fund®/VA	•	Rydex VT Japan 2x Strategy
•	PIMCO VIT All Asset	•	Rydex VT Leisure
•	PIMCO VIT CommodityRealReturn Strategy	•	Rydex VT Mid-Cap 1.5x Strategy
•	PIMCO VIT Emerging Markets Bond	•	Rydex VT NASDAQ-100®
•	PIMCO VIT Foreign Bond (Unhedged)	•	Rydex VT NASDAQ-100® 2x Strategy
•	PIMCO VIT Global Bond (Unhedged)	•	Rydex VT Nova
•	PIMCO VIT High Yield	•	Rydex VT Precious Metals
•	PIMCO VIT Low Duration	•	Rydex VT Real Estate
•	PIMCO VIT Real Return	•	Rydex VT Retailing
•	PIMCO VIT Short-Term	•	Rydex VT Russell 2000® 1.5x Strategy
•	PIMCO VIT Total Return	•	Rydex VT Russell 2000® 2x Strategy
•	Pioneer Bond VCT	•	Rydex VT S&P 500 2x Strategy
•	Pioneer Emerging Markets VCT	•	Rydex VT S&P 500 Pure Growth
•	Pioneer Equity Income VCT	•	Rydex VT S&P 500 Pure Value
•	Pioneer High Yield VCT	•	Rydex VT S&P MidCap 400 Pure Growth

5

•	Rydex VT S&P MidCap 400 Pure Value	•	VA International Value Portfolio of the DFA Investment
•	Rydex VT S&P SmallCap 600 Pure Growth		Dimensions Group Inc. (the "Dimensional VA
•	Rydex VT S&P SmallCap 600 Pure Value		International Value Portfolio")
•	Rydex VT Strengthening Dollar 2x Strategy	•	VA Short-Term Fixed Portfolio of the DFA Investment
•	Rydex VT Technology		Dimensions Group Inc. (the "Dimensional VA Short-
•	Rydex VT Telecommunications		Term Fixed Portfolio")
•	Rydex VT Transportation	•	VA U.S. Large Value Portfolio of the DFA Investment
•	Rydex VT U.S. Government Money Market		Dimensions Group Inc. (the "Dimensional VA U.S.
•	Rydex VT Utilities		Large Value Portfolio")
•	Rydex VT Weakening Dollar 2x Strategy	•	VA U.S. Targeted Value Portfolio of the DFA Investment
•	T. Rowe Price Blue Chip Growth	•	Dimensions Group Inc. (the "Dimensional VA U.S.
•	T. Rowe Price Equity Income	•	Targeted Value Portfolio")
•	T. Rowe Price Health Sciences	•	Van Eck VIP Global Gold
•	T. Rowe Price Limited-Term Bond	•	Van Eck VIP Global Hard Assets
•	Templeton Developing Markets Securities	•	Virtus International Series
•	Templeton Foreign Securities	•	Virtus Multi-Sector Fixed Income Series
•	Templeton Global Bond Securities	•	Virtus Premium AlphaSector Series
•	Templeton Growth Securities	•	Virtus Real Estate Securities Series
•	Third Avenue Value	•	Virtus Strategic Allocation Series
•	VA Global Bond Portfolio of the DFA Investment	•	Wells Fargo Advantage International Equity VT
	Dimensions Group Inc. (the "Dimensional VA Global	•	Wells Fargo Advantage Intrinsic Value VT
	Bond Portfolio")	•	Wells Fargo Advantage Omega Growth VT
•	VA International Small Portfolio of the DFA Investment	•	Wells Fargo Advantage Opportunity VT
	Dimensions Group Inc. (the "Dimensional VA	•	Wells Fargo Advantage Small Cap Value VT
	International Small Portfolio")	•	Western Asset Variable Global High Yield Bond

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2013, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 48 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

	Page		Page
DEFINITIONS	8	Administration Charge	31
		Premium Tax Charge	31
SUMMARY	9	Other Charges	31
Purpose of the Contract	9	Variations in Charges	31
The Separate Account and the Funds	9	Return of Premium Death Benefit Rider Charge	31
Purchase Payments	9	Underlying Fund Expenses	32
Contract Benefits	9
Return of Premium Death Benefit Rider	9	ANNUITY PERIOD	32
Free-Look Right	10	General	32
Charges and Deductions	10	Annuity Options	33
Federal Tax Considerations	11	Selection of an Option	35
Tax-Free Exchanges	11
Contacting the Company	11	MORE ABOUT THE CONTRACT	35
		Ownership	35
EXPENSE TABLES	12	Designation and Change of Beneficiary	35
Contract Owner Transaction Expenses	12	Dividends	35
Periodic Expenses	12	Payments from the Separate Account	36
Examples	12	Proof of Age and Survival	36
		Misstatements	36
CONDENSED FINANCIAL INFORMATION	13
		FEDERAL TAX MATTERS	36
INFORMATION ABOUT THE COMPANY, THE		Introduction	36
SEPARATE ACCOUNT, AND THE FUNDS	13	Tax Status of the Company and the Separate Account.	37
Security Benefit Life Insurance Company	13	Income Taxation of Annuities in General—
Published Ratings	13	Non-Qualified Plans	38
Separate Account	13	Additional Considerations	39
Underlying Funds	14	Qualified Contracts	40
Services and Administration	16	Other Tax Considerations	43

THE CONTRACT	16	OTHER INFORMATION	43
General	16	Investment Advisory Fees	43
Important Information About Your		Voting of Underlying Fund Shares	44
Benefits Under the Contract	16	Substitution of Investments	44
Application for a Contract	17	Changes to Comply with Law and Amendments	45
Return of Premium Death Benefit	17	Reports to Owners	45
Purchase Payments	17	Electronic Privileges	45
Allocation of Purchase Payments	18	State Variations	46
Dollar Cost Averaging Option	18	Legal Proceedings	46
Asset Reallocation Option	19	Legal Matters	46
Transfers of Contract Value	20	Sale of the Contract	46
Contract Value	26
Determination of Contract Value	26	PERFORMANCE INFORMATION	47
Cut-Off Times	27
Full and Partial Withdrawals	27	ADDITIONAL INFORMATION	48
Systematic Withdrawals	28	Registration Statement	48
Free-Look Right	29	Financial Statements	48
Death Benefit	29
Distribution Requirements	30	TABLE OF CONTENTS FOR STATEMENT
Death of the Annuitant	30	OF ADDITIONAL INFORMATION	48

CHARGES AND DEDUCTIONS	30	OBJECTIVES FOR UNDERLYING FUNDS	49
Mortality and Expense Risk Charge	30

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

8

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

9

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

10

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

11

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	1.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1      During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2      The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	28.69%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1      Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2012, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2012.

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2      Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2014.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$333	$5,094	$7,710	$10,184

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$252	$776	1,326	$2,826

Condensed Financial Information

Because the Separate Account had not commenced operations with respect to the Contract as of December 31, 2012, no condensed financial information is included in this prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2012, the Company had total assets of approximately $15.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject

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to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
Summary prospectuses or p rospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

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12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

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Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the

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Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment

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Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the

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Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred

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under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1      Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap Growth VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP , DWS Small Mid Cap Value VIP
30 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth Securities, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Large Cap Value Securities, Franklin Mutual Global Discovery Securities, Franklin Mutual Shares Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate,   Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity, Goldman Sachs VIT Structured Small Cap Equity
30 days
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT DWA Flexible Allocation, Guggenheim VT DWA Sector Rotation, Guggenheim VT Floating Rate Strategies, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Value, Guggenheim VT Macro Opportunities, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT StylePlus Large Core, Guggenheim VT StylePlus Large Growth, Guggenheim VT StylePlus Mid Growth,   Guggenheim VT StylePlus Small Growth, Guggenheim VT Total Return Bond, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
ING Clarion Global Real Estate, ING Clarion Real Estate, ING MidCap Opportunities	30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT High Yield, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets Securities, Templeton Foreign Securities, Templeton Global Bond Securities, Templeton Growth Securities	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Strategic Allocation Series
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit

24

further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta and Rydex VT Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying

25

Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.

26

The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2.35  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor,

27

such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

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Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

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Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore , it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The

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Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

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The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set

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forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the

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death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating

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subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

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Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as

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the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code

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Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act (“DOMA”) does not recognize same   sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hear i ng a case on DOMA in 2013. Therefore, it is uncertain currently as to whether the spousal continuation provisions of the Contract will not be available to such partners of same sex marriage spouses. Consult a tax advisor for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such

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as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the

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IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2013).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($95,000 for a married couple filing a joint return and $59,000 for a single taxpayer in 2013). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $178,000 and $188,000 (for 2013). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $112,000 to $127,000 in adjusted gross income for 2013 ($178,000 to $188,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed

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during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

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Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained

43

by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

44

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

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State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2012, 2011, and 2010, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $3,804,507.12 , $4,667,861.92, and $6,381,417.45, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection

46

therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2012 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services,   Inc., Centaurus Financial Inc., GWN Securities, Inc., Investacorp, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Silver Oak Securities, Inc., Support Services Financial Advisors, Inc., and TransAmerica Financial Advisors , Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

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Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until May 1, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or p rospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	N/A	Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks growth and risk-adjusted total return.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
American Century VP Inflation Protection	II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt, Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt, Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
American Century VP Value	II	Seeks long-term capital growth; income is a secondary consideration.	American Century Inv. Mgmt, Inc.
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC; BlackRock International Ltd.;

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Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Global Opportunities V.I.	Class 3	Seeks long-term growth of capital.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	Class 3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC	Blackrock Financial Mgmt., Inc
BlackRock Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond		Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with capital preservation. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt Americas Inc
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt Americas Inc	QS Investors Llc
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt Americas Inc	Global Thematic Partners, LLC
DWS Global Small Cap Growth VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt Americas Inc
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt Americas Inc
DWS High Income VIP	B	Seeks a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.

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Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Large Cap Value VIP	B	Seeks a high rate of total return.	Deutsche Inv. Mgmt Americas Inc
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt Americas Inc	Dreman Value Mgmt. LLC
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Inv. Money Mgmt Inc; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.;

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Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);

Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income, while also considering capital appreciation.	Fidelity Mgmt. & Research Co.
Fidelity Mgmt. & Research (UK) Inc.; FIL Investments (Japan) Ltd.; Fil Inv. Advisors; Fidelity Inv. Money Mgmt Inc; FIL Inv. Advisors (U.K.) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc.

Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation; current income is a secondary objective.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income; capital appreciation as a secondary objective.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.	Templeton Inv. Counsel LLC
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation; income is a secondary consideration.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income; long-term capital appreciation is the secondary objective.	Franklin Advisers, Inc.

52

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. International
Goldman Sachs VIT Structured Small Cap Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks to primarily provide growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks to provide long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VT DWA Flexible Allocation		Seeks to provide capital appreciation with capital preservation as a secondary objective.	Guggenheim Investments
Guggenheim VT DWA Sector Rotation		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT Floating Rate Strategies	N/A	The investment seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VT Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield		Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments

53

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Macro Opportunities	N/A	The investment seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim VT StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT StylePlus Large Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 1000 Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Mid Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell Mid Cap Growth Index.	Guggenheim Investments
Guggenheim VT StylePlus Small Growth		Seeks long-term growth of capital. Seeks to exceed the total return of the Russell 2000 Growth Index.	Guggenheim Investments
Guggenheim VT Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	Seeks current income and preservation of capital.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	Seeks high total return consisting of capital appreciation and current income.	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Seeks capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC

54

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
ING MidCap Opportunities	S2	Seeks long-term capital appreciation.	ING Investments, LLC	ING Inv. Mgmt. Co.
Innealta Capital Country Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.
Innealta Capital Sector Rotation	Class 2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Mgmt., Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.

55

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Asset Strategy		Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Dividend Opportunities		Seeks to provide total return.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Energy		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Global Bond		Seeks a high level of current income.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP High Income		Seeks to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP International Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Limited-Term Bond		Seeks to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Mid Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Real Estate Securities		Seeks to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co	Advantus Capital Mgmt. Co.
Ivy Funds VIP Science and Technology		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Small Cap Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Ivy Funds VIP Value		Seeks to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

56

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust International Equity Portfolio	Class 2	Seeks to provide high total return from a portfolio of equity securities of foreign companies.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 2	Seeks long-term capital appreciation.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust MidCap Growth Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Inv. Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Seeks high total return.	J.P. Morgan Inv. Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	To seek current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	To seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	To seek income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.

57

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc	Morgan Stanley Inv. Mgmt. Co.; Morgan Stanley Inv. Mgmt. Ltd.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC

58

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.	AEW Capital Mgmt.,L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Management, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Advisory Company, LLC	Putnam Investments Ltd.

59

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Advisory Company, LLC	Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC	Putnam Investments Ltd.
Rydex VT Banking		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Basic Materials		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Biotechnology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Commodities Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.	Guggenheim Investments
Rydex VT Consumer Products		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Dow 2x Strategy		Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Electronics		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Energy		Seeks capital appreciation.	Guggenheim Investments
Rydex VT Energy Services		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Europe 1.25x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Financial Services		Seeks to provide capital appreciation.	Guggenheim Investments

60

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Internet	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse NASDAQ-100 ® Strategy	Seeks to provide investment results that match the performance of a specific benchmark, currently the inverse of the performance of the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VT Inverse Russell 2000 ® Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments

61

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.	Guggenheim Investments
Rydex VT Leisure	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy	Seeks to provide investment results that match, before fees and expenses, 200% of the performance of the NASDAQ-100 Index ® on a daily basis.	Guggenheim Investments
Rydex VT Nova	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT Precious Metals	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Retailing	Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis.	Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 2x Strategy	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Growth	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P 500 Pure Value	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth	Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis.	Guggenheim Investments

62

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P MidCap 400 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis.	Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value		Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis.	Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy		Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis.	Guggenheim Investments
Rydex VT Technology		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Telecommunications		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Transportation		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks to provide capital appreciation.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy		Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Guggenheim Investments
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Inv. Counsel LLC
Templeton Global Bond Securities	2	Seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.	Franklin Advisers, Inc.
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.

63

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Virtus International Series	N/A	The investment seeks high total return consistent with reasonable risk.	Virtus Investment Advisors	Aberdeen Asset Management, Inc.
Virtus Multi-Sector Fixed Income Series	N/A	The investment seeks long-term total return.	Virtus Investment Advisors
Virtus Premium AlphaSector Series	N/A	The investment seeks long-term capital appreciation. The Series seeks to track the Premium AlphaSector SM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. (“NASDAQ”).	Virtus Investment Advisors	F-Squared Institutional Advisors, LLC.
Virtus Real Estate Securities Series	N/A	The investment seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Management Company
Virtus Strategic Allocation Series	N/A	The investment seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Euclid Advisors, LLC; Newfleet Asset Management, LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Metropolitan West Capital Mgmt. LLC
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt. Pte. Ltd.

64

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2013 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3

METHOD OF DEDUCTING THE EXCESS CHARGE	3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5

PERFORMANCE INFORMATION	5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6

FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund ® /VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund ® /VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2013 . The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2013 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2013 is the lesser of (i)  $51,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $17,500 in 2013 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

4

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 .

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $ 5,500 (for 2013) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $ 5,500 (for 2013) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $ 51,000 (for 2013) . Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract , and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

5

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31,  2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31,  2012, and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2013 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund ® /VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Dividend Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 110.15

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund ® /VA Subaccount, as follows: $0.02203 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 .

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $ 5,500 (for 2013) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $ 5,500 (for 2013) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $ 51,000 (for 2013) . Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract , and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

5

Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012 , and for each of the specified periods ended December 31, 2012 and 2011, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2013, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Dividend Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 110.15

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2013). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2013) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2013) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $51,000 (for 2013). Salary reduction contributions, if any, are subject to additional annual limits.

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Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

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Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31, 2012 and 2011, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Consolidated Financial Statements
Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2012 and 2011, and Periods From
July 31, 2010 Through December 31, 2010, and January 1, 2010 Through July 30, 2010
With Report of Independent Registered Public
Accounting Firm

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Years Ended December 31, 2012 and 2011, and Periods From July 31, 2010
Through December 31, 2010, and January 1, 2010 Through July 30, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (collectively, the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder’s equity, and cash flows for the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 to December 31, 2010, and January 1, 2010 through July 30, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2012 and 2011, and the consolidated results of their operations and their cash flows for the years ended December 31, 2012 and 2011, and for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

Also, as discussed in Note 1 to the consolidated financial statements, effective July 31, 2010, in response to the acquisition of the Company’s parent, the Company adjusted its historical accounting basis to reflect the change in control at July 31, 2010.

1

Also, as discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for embedded credit derivatives effective July 1, 2010.

ERNST & YOUNG LLP
April 26, 2013
Kansas City, Missouri

2

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2012	2011
	Successor	Successor
	(In Thousands,
	Except Share Amounts)
Assets
Investments:
Securities available for sale:
Bonds	$5,467,234	$4,411,618
Equities	129,787	85,783
Securities trading:
Bonds	243,221	–
Mortgage loans, at fair value	194,719	–
Synthetic bonds	11,377	23,078
Notes receivable from affiliates	719,162	853,918
Bonds held to maturity	558,454	28,084
Mutual fund trading	2	1
Mortgage loans	191,379	7,404
Policy loans	494,161	98,622
Cash and cash equivalents	1,956,655	621,298
Restricted cash	36,703	15,932
Short-term investments	5,071	5,279
Call options	135,161	12,132
Other invested assets	217,462	99,297
Total investments	10,360,548	6,262,446

Accrued investment income	86,858	44,112
Accounts receivable	42,510	19,109
Reinsurance recoverable	2,785,342	531,224
Property and equipment, net	47,506	49,251
Deferred policy acquisition costs	66,853	92,162
Deferred sales inducement costs	303,199	86,828
Value of business acquired	33,224	44,405
Other intangible assets	2,758	2,858
Other assets	63,077	48,249
Separate account assets	5,020,896	4,121,064
Total assets	$18,812,771	$11,301,708

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	December 31
	2012	2011
	Successor	Successor
	(In Thousands, Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$10,123,569	$6,249,986
Funds withheld	2,212,791	–
Policy and contract claims	2,460	2,542
Other policyholder funds	16,601	16,869
Accounts payable and accrued expenses	74,069	38,149
Income taxes payable	25,471	1,231
Deferred income tax liability	7,639	24,235
Notes payable to affiliates	8,160	–
Long-term debt	123,991	122,535
Mortgage debt	32,078	34,413
Other liabilities	94,473	17,380
Repurchase agreements	304,570	66,775
Separate account liabilities	5,020,896	4,121,064
Total liabilities	18,046,768	10,695,179

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	463,492	463,492
Accumulated other comprehensive income	132,491	42,015
Retained earnings	163,020	94,022
Total stockholder’s equity	766,003	606,529

Total liabilities and stockholder’s equity	$18,812,771	$11,301,708

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$576	$444	$157	$207
Asset-based fees	103,976	91,041	37,556	51,778
Other product charges	21,476	14,006	6,238	11,343
Net investment income	357,892	271,938	87,199	127,824
Net realized/unrealized gains, excluding impairment losses on available-for-sale securities	39,323	4,591	3,357	5,337
Total other-than-temporary impairment losses on available-for-sale securities and other invested assets	(5,982)	(803)	(365)	(19,341)
Portion of impairment losses on available-for-sale bonds recognized in other comprehensive income	32	–	6	4,588
Other revenues	18,236	27,000	10,325	12,757
Total revenues	535,529	408,217	144,473	194,493

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	148,273	133,130	51,910	71,607
Benefits in excess of account balances	3,418	4,619	1,218	2,642
Traditional life insurance benefits	(1,566)	(777)	124	(2,299)
Other benefits	35,362	12,318	1,798	1,754
Total benefits	185,487	149,290	55,050	73,704

Commissions and other operating expenses	136,983	114,654	47,661	65,887
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	45,384	6,536	3,405	35,562
Interest expense	15,951	15,559	6,679	8,485
Other expenses	1,275	554	798	414
Total benefits and expenses	385,080	286,593	113,593	184,052

Income before income tax expense	150,449	121,624	30,880	10,441
Income tax expense	35,845	22,943	10,539	8,472
Net income	$114,604	$98,681	$20,341	$1,969

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Net income	$114,604	$98,681	$20,341	$1,969
Other comprehensive income (loss), net:
Net unrealized and realized gains (losses) on available-for-sale securities	133,909	47,407	(2,895)	101,208
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(28,762)	(3,847)	1,350	(39,572)
Policy reserves and annuity account values	(14,671)	–	–	(2,455)

Other comprehensive income (loss)	90,476	43,560	(1,545)	59,181

Comprehensive income	$205,080	$142,241	$18,796	$61,150

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2010	$7,000	$87,627	$(147,189)	$249,487	$196,925
Cumulative effect of change in accounting for embedded credit derivatives	–	–	10,153	(10,153)	–
Capital contribution from parent	–	340,000	–	–	340,000
Net income	–	–	–	1,969	1,969
Other comprehensive income	–	–	59,181	–	59,181
Balance at July 30, 2010	7,000	427,627	(77,855)	241,303	598,075

Successor
Adjustments related to push down of purchase price resulting from change in control	–	35,865	77,855	(241,303)	(127,583)
Balance at July 31, 2010	7,000	463,492	–	–	470,492
Net income	–	–	–	20,341	20,341
Other comprehensive loss	–	–	(1,545)	–	(1,545)
Balance at December 31, 2010	7,000	463,492	(1,545)	20,341	489,288
Net income	–	–	–	98,681	98,681
Other comprehensive income	–	–	43,560	–	43,560
Dividends paid	–	–	–	(25,000)	(25,000)
Balance at December 31, 2011	7,000	463,492	42,015	94,022	606,529
Net income	–	–	–	114,604	114,604
Other comprehensive income	–	–	90,476	–	90,476
Dividends paid	–	–	–	(45,606)	(45,606)
Balance at December 31, 2012	$7,000	$463,492	$132,491	$163,020	$766,003

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Operating activities
Net income	$114,604	$98,681	$20,341	$1,969
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Net realized/unrealized (gains) losses	(33,376)	(3,788)	(2,998)	9,416
Amortization of investment premiums and discounts	(25,715)	(36,523)	8,476	(7,326)
Annuity and interest-sensitive life products – interest credited to account balances	148,273	133,130	51,910	71,607
Depreciation and amortization	2,348	3,611	1,684	2,365
Policy acquisition costs deferred	(74,512)	(91,082)	(6,429)	(11,448)
Sales inducement costs (deferred) charged back	(229,657)	(85,684)	–	236
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	45,384	6,536	3,405	35,562
Net purchases of bonds, trading	(11,066)	–	–	–
Net sales of mortgage loans, at fair value	11,117	–	–	–
Net (purchases) sales of mutual funds, trading	(63)	3,692	(4,000)	(1)
Change in restricted cash	(20,771)	30,244	2,290	(14,266)
Change in funds withheld	59,240	–	–	–
Deferred income taxes	(55,490)	16,038	2,634	(21,795)
Other changes in operating assets and liabilities	143,137	(1,421)	21,650	17,092
Net cash and cash equivalents provided by operating activities	73,453	73,434	98,963	83,411

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	1,980,634	1,795,153	648,097	538,352
Equity securities available for sale	40,191	114,455	8,583	32,058
Synthetic bonds	39,667	5,460	–	–
Notes receivable from affiliates	2,262,662	50,000	20,000	–
Bonds held to maturity	1,093	997	198	436
Officer mortgage loans	691	1,070	1,017	1,825
Mortgage loans	284	3,907	–	–
Options	22,229	–	–	–
Other invested assets	191,413	52,282	5,714	2,164
	4,538,864	2,023,324	683,609	574,835
Acquisitions of investments:
Bonds available for sale	(2,802,050)	(2,472,088)	(952,061)	(913,232)
Equity securities available for sale	(46,526)	(166,858)	(11,396)	(10,740)
Synthetic bonds	(21,066)	(4,949)	–	–
Bonds held to maturity	(531,890)	–	–	–
Note receivable from affiliates	(2,373,823)	(25,000)	–	–
Officer mortgage loans	(380)	(200)	(160)	(210)
Mortgage loans	(184,570)	(3,907)	–	–
Options	(139,999)	(16,504)	–	–
Other invested assets	(88,800)	(62,907)	(13,797)	(10,539)
	(6,189,104)	(2,752,413)	(977,414)	(934,721)

Net purchases of property and equipment	(503)	(718)	(62)	(139)
Net sales (purchases) of short-term investments	203	(14,381)	(1,000)	67,681
Net (increase) decrease in policy loans	(372,592)	7,565	2,232	4,709
Net cash and cash equivalents used in investing activities	(2,023,132)	(736,623)	(292,635)	(287,635)

8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
(In Thousands)

Financing activities
Payments on mortgage debt	$(2,335)	$(2,184)	$(868)	$(1,174)
Issuance of notes payable to affiliates	8,000	–	–	–
Capital contribution from parent	–	–	–	340,000
Dividends paid to parent	(45,606)	(25,000)	–	–
Net change in repurchase agreements	237,795	66,775	–	–
Deposits to annuity account balances	3,927,548	1,421,732	57,601	80,122
Withdrawals from annuity account balances	(840,366)	(265,809)	(116,190)	(171,367)
Net cash and cash equivalents provided by (used in) financing activities	3,285,036	1,195,514	(59,457)	247,581

Increase (decrease) in cash and cash equivalents	1,335,357	532,325	(253,129)	43,357
Cash and cash equivalents at beginning of period	621,298	88,973	342,102	298,745
Cash and cash equivalents at end of period	$1,956,655	$621,298	$88,973	$342,102

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$14,363	$13,857	$6,953	$7,409
Income taxes	$66,851	$4,463	$13,994	$1,597

Supplemental disclosures of noncash information

During the period ended December 31, 2012, the Company recognized an embedded derivative in the funds withheld liability of $706,000, which is equal to the value of the unrealized gains or losses on the segregated assets supporting the liability (See Notes 2 and 9).

The following are noncash assets received and liabilities assumed related to reinsurance agreements (see Note 9) and exchanges for new intercompany promissory notes (see Note 18).  The transfers are as follows (in thousands):

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$–	$51,770	$–	$–
Equities	–	55,188	–	–
Short-term investments	–	12,500	–	–
Other invested assets	–	35,729	–	–
Accrued investment income	–	3,492	–	–
Notes receivable from affiliates	246,137	–	–	–
Deferred policy acquisition costs	33,379	–	–	–
Deferred sales inducement costs	1,276	–	–	–
Policy reserves	(1,725,610)	–	–	–
Total assets (liabilities) transferred out	$(1,444,818)	$158,679	$–	$–

Assets (liabilities) transferred in:
Securities available for sale:
Bonds	$–	$–	$–	$–
Equities	36,137	–	–	–
Bonds, trading	231,754	–	–	–
Mortgage loans, at fair value	207,189	–	–	–
Policy loans	22,947	–	–	–
Short-term investments	–	–	–	–
Other invested assets	210,000	–	–	–
Accrued investment income	–	–	–	–
Funds withheld	(2,152,845)	158,679	–	–
Total assets (liabilities) transferred in	$(1,444,818)	$158,679	$–	$–

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries, Security Distributors, Inc. (SDI) and Gennessee Insurance Agency, LLC (Gennessee) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products consisting primarily of individual and group annuities, including fixed income annuities, and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority.

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction” (see Note 12). At the time of the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the consolidated financial statements.

The consolidated financial statements for the year ended December 31, 2012, include the operations and accounts of SBL and its subsidiaries, SDI and Gennessee, which was formed in July 2012. The consolidated financial statements for the year ended December 31, 2011, and the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, include the operations and accounts of SBL and its subsidiary, SDI.

10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2011, the Company adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2010-06, Improving Disclosures about Fair Value. ASU 2010-06 requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers into and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance, and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The adoption of ASU 2010-06 did not have a material impact on the consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. ASU 2010-11 amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities, credit-linked notes, collateralized loan obligations, and collateralized debt obligations. This guidance eliminates the scope exception for bifurcation of embedded credit

11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net decrease of $10,153,000 to retained earnings and corresponding net increase of $10,153,000 to accumulated other comprehensive income (loss).

On January 1, 2011, the Company adopted ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. ASU 2010-15 clarifies that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. The adoption of ASU 2010-15 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted on a prospective basis ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

On January 1, 2012, the Company adopted ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements, authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The adoption of ASU 2011-03 did not have a material impact on the consolidated financial statements.

12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 14.

On December 31, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentationoptions contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted ASU 2011-05 through two separate but consecutive statements in the consolidated financial statements.

On December 31, 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments in ASU 2011-11 will enhance disclosures by requiring improved information about financial and derivative instruments that are either (1) offset (netting assets and liabilities) in accordance with Section 210-20-45 or Section 815-10-45 of the FASB Accounting Standards Codification (ASC) or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods, and requires retrospective

13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

disclosures for comparative periods presented. Therefore, ASU 2011-11 will be effective for the Company’s fiscal year beginning January 1, 2013. Adoption of ASU 2011-11 is not expected to have a material impact on the consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The guidance is effective for the first interim and annual impairment tests performed for periods beginning after September 15, 2012, which for the Company is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, net of adjustments related to deferred policy acquisition costs, policy reserves and annuity account values and applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

Securities classified as trading are carried at fair value, with related unrealized gains and losses reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company holds certain bonds classified as available for sale that have embedded credit derivative features. Prior to July 1, 2010, these securities were treated as available-for-sale securities. Effective July 1, 2010, the embedded credit derivative feature of the securities related to the written credit default swaps are required to be bifurcated or the fair value option for the entire instrument may be elected. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through net realized/ unrealized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Mutual funds include affiliated and non-affiliated mutual funds and seed money investments. Mutual funds are classified as trading and are carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition to net realized gains and losses, unrealized capital gains and losses related to trading securities and other-than-temporary impairments (OTTIs) are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to use the funds as needed and are most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded. Open commitments on bridge loans and revolvers are disclosed in Note 15.

15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company has elected to utilize the fair value option for certain mortgage loans that have been segregated to support the funds withheld liability (see Note 9). The changes in fair value of these mortgage loans are recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The mortgage loans that are not segregated are reported at amortized cost.

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $216.8 million and $97.7 million at December 31, 2012 and 2011, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income is $9.5 million and $37.3 million for the years ended December 31, 2012 and 2011, and $3.9 million and $6.9 million for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively.

The Company has investments in limited partnerships that are reviewed to determine if they are Variable Interest Entities (VIEs) under ASC Topic 810, Consolidation. If it is determined that the Company is the primary beneficiary, the entity is consolidated into the Company’s consolidated financial statements. The Company continually evaluates whether it is the primary beneficiary of any VIEs.

The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of the expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $147.6 million and $66.1 million at December 31, 2012 and 2011, respectively compared to its maximum exposure to loss of $151.3 million and $70.6 million at December 31, 2012 and 2011, respectively.

16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral, cash restricted to distribution to the policyholders as a result of the Transaction, and cash held in accordance with SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

Derivatives

The Company hedges exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the consolidated statements of operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, which contain embedded derivatives whose fair value is based on the change in the fair value of the underlying segregated assets (see Note 3).

17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the costs of the instruments subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported in the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 8.5% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. In addition, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2012	2011
	Successor	Successor
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	175
Building	44,455	44,453
Furniture	1,986	1,912
Data processing equipment	296	254
Computer software	1,965	1,967
Other	361	168
	55,060	54,559
Less accumulated depreciation	7,554	5,308
	$47,506	$49,251

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2012, related to the noncancelable portion of the lease are $955,000 annually for years 2013 through 2016 and $398,000 for 2017.

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,609,000 and $20,510,000 at December 31, 2012 and 2011, respectively, with the change in net policy value recorded in other revenue of $580,000 and $690,000 for the years ended December 31, 2012 and 2011, respectively, and $338,000 and $105,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively.

20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 3, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

During 2012, the Company issued funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2012, separate account investments funded through these agreements were held in the amount of $925,220,000 and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $379,050,000 as of December 31, 2012, and were reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.

21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 10% during 2012, 1.25% to 10% during 2011, and from 1% to 10% during 2010. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Policy reserves and annuity account values also include funding agreements of $884 million and $1.3 billion at December 31, 2012 and 2011, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.

22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions, support, and distribution fees include variable point-of-sale fees and asset-based fees that are generally based on a contractual fee as a percentage of assets and recognized when earned. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue-sharing fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds that are in the underlying variable annuities.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2012 or 2011.

Reclassifications

In the prior year’s consolidated balance sheets, call options were reclassified out of other invested assets and repurchase agreements were reclassified out of other liabilities to conform to the current year’s presentation.

24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments

Fixed Maturities and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in other comprehensive income (OCI), and fair values of the Company’s portfolio of bonds and equity securities available for sale and bonds held to maturity is as follows:

	December 31, 2012 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$18,584	$588	$10	$–	$19,162
Obligations of government-sponsored enterprises	310,293	3,127	381	–	313,039
Corporate	2,250,927	131,801	10,455	–	2,372,273
Obligations of foreign governments	45,052	4,638	–	–	49,690
Municipal obligations	267,484	31,023	384	–	298,123
Commercial mortgage-backed	343,617	22,275	484	–	365,408
Residential mortgage-backed	419,202	25,229	69	2	444,360
Other mortgage-backed	140,747	5,948	68	–	146,627
Collateralized debt obligations	24,327	10,327	67	25	34,562
Other debt obligations	1,389,218	49,484	14,706	6	1,423,990
Total bonds	$5,209,451	$284,440	$26,624	$33	$5,467,234

Equity securities:
Financial	$15,354	$900	$24	$–	$16,230
Mutual fund	71,368	200	766	–	70,802
Government	38,778	–	–	–	38,778
Technology	915	–	135	–	780
Industrial	2,700	241	11	–	2,930
Warrants	272	58	63	–	267
Total equity securities	$129,387	$1,399	$999	$–	$129,787

Held to maturity
Bonds:
Corporate	$26,564	$2,568	$3	$–	$29,129
Other debt obligations	531,890	–	–	–	531,890
Total held to maturity	$558,454	$2,568	$3	$–	$561,019

25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$17,226	$666	$–	$–	$17,892
Obligations of government-sponsored enterprises	134,524	2,015	–	–	136,539
Corporate	1,330,121	32,363	30,241	–	1,332,243
Obligations of foreign governments	25,934	569	81	–	26,422
Municipal obligations	228,852	17,082	73	–	245,861
Commercial mortgage-backed	246,727	8,154	1,139	–	253,742
Residential mortgage-backed	873,548	26,719	1,015	–	899,252
Other mortgage-backed	453,375	8,478	177	–	461,676
Collateralized debt obligations	40,686	7,943	753	–	47,876
Other debt obligations	992,643	20,154	22,682	–	990,115
Total bonds	$4,343,636	$124,143	$56,161	$–	$4,411,618

Equity securities:
Financial	$10,353	$226	$295	$–	$10,284
Mutual fund	6,136	–	993	–	5,143
Technology	4,026	–	238	–	3,788
Government	66,568	–	–	–	66,568
Total equity securities	$87,083	$226	$1,526	$–	$85,783

Held to maturity
Bonds:
Corporate	$16,641	$156	$11	$–	$16,786
Other debt obligations	11,443	517	–	–	11,960
Total held to maturity	$28,084	$673	$11	$–	$28,746

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)

Due in one year or less	$21,759	$21,319	$9,222	$9,345
Due after one year through five years	491,491	504,417	778	775
Due after five years through ten years	1,303,207	1,388,498	4,968	5,051
Due after ten years	1,075,883	1,138,053	11,596	13,958
Mortgage-backed securities and other asset-backed securities	2,317,111	2,414,947	531,890	531,890
	$5,209,451	$5,467,234	$558,454	$561,019

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2012 and 2011, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2012 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$2,728	$10	$–	$–	$2,728	$10
Obligations of government-sponsored enterprises	47,352	375	318	6	47,670	381
Corporate	388,551	6,505	40,351	3,950	428,902	10,455
Municipal obligations	4,638	384	–	–	4,638	384
Commercial mortgage-backed	13,947	456	760	28	14,707	484
Residential mortgage-backed	6,415	15	1,749	56	8,164	71
Other mortgage-backed	4,358	68	–	–	4,358	68
Collateralized debt obligations	180	67	26	25	206	92
Other debt obligations	80,280	1,150	242,079	13,562	322,359	14,712
Total bonds, available for sale	$548,449	$9,030	$285,283	$17,627	$833,732	$26,657

Total equity securities available for sale	$2,443	$98	$7,712	$901	$10,155	$999

Total bonds held to maturity	$–	$–	$778	$3	$778	$3

28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2011 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
Corporate	$346,735	$17,578	$170,743	$12,663	$517,478	$30,241
Obligations of foreign governments	4,690	37	2,019	44	6,709	81
Municipal obligations	2,161	73	–	–	2,161	73
Commercial mortgage-backed	18,357	570	11,594	569	29,951	1,139
Residential mortgage-backed	72,507	1,004	4,916	11	77,423	1,015
Other mortgage-backed	3,161	18	21,151	159	24,312	177
Collateralized debt obligations	9,199	575	1,263	178	10,462	753
Other debt obligations	427,331	8,819	244,909	13,863	672,240	22,682
Total bonds, available for sale	$884,141	$28,674	$456,595	$27,487	$1,340,736	$56,161

Total equity securities available for sale	$6,137	$993	$5,965	$533	$12,102	$1,526

Total bonds held to maturity	$–	$–	$1,410	$11	$1,410	$11

As of December 31, 2012, the Company held $834 million in available-for-sale fixed maturity securities with unrealized losses of $26.7 million. The Company’s portfolio consists of fixed maturity securities where 88% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 180 securities with a carrying value of $548 million and unrealized losses of $9.1 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2012. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 71 securities with a carrying value of $285 million and unrealized losses of $17.6 million. Of this portfolio, 76% were investment grade (rated AAA through BBB-) at December 31, 2012. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2012.

As of December 31, 2011, the Company held $1,341 million in available-for-sale fixed maturity securities with unrealized losses of $56 million. The Company’s portfolio consists of fixed maturity securities where 90% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 450 securities with a carrying value of $884 million and unrealized losses of $29 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2011. For those securities that were in a continuous loss position greater than or equal to 12 months,

29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

the Company holds 120 securities with a carrying value of $457 million and unrealized losses of $27 million. Of this portfolio, 86% were investment grade (rated AAA through BBB-) at December 31, 2011. The losses on these securities can primarily be attributed to weakness in overall economic activity. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2011.

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in OCI.

30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than-temporary impairment was recognized in OCI is as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$(497)	$(84)	$–	$(84,171)
Credit losses for which an other-than-temporary impairment was not previously recognized	(666)	(491)	(84)	(143)
Reduction for securities sold during the period or intended to be sold	–	82	–	28,106
Additional credit loss impairments on securities previously impaired	–	(4)	–	(12,669)
Reduction for securities adjusted for the adoption of the embedded credit derivative standard	–	–	–	5,447
Balance at end of period	$(1,163)	$(497)	$(84)	$(63,430)

31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Interest on bonds, available for sale	$271,858	$207,256	$68,603	$99,745
Interest on bonds, trading	2,545	–	–	–
Interest on intercompany notes	32,388	20,928	13,983	20,110
Dividends on equity securities	3,373	3,145	1,417	1,612
Dividends on mutual funds	82	374	–	–
Interest on mortgage loans	2,774	421	154	244
Interest on mortgage loans, at fair value	3,831	–	–	–
Interest on policy loans	23,162	4,726	2,083	3,058
Interest on short-term investments	9,769	2,953	1,087	194
Other	30,275	41,909	4,630	7,297
Total investment income	380,057	281,712	91,957	132,260

Less:
Investment expenses	15,254	9,774	4,758	4,436
Ceded to reinsurer	6,911	–	–	–
Net investment income	$357,892	$271,938	$87,199	$127,824

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses are as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Proceeds from sales	$982,599	$1,096,595	$326,141	$243,455
Gross realized gains	35,637	14,955	3,232	11,541
Gross realized losses	3,835	1,836	2,952	4,596

During 2012 and 2011, the Company did not sell or transfer any held-to-maturity securities.

33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA, consist of the following:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Bonds	$32,135	$13,060	$(125)	$4,378
Equity securities	(333)	59	400	2,567
Other invested assets	1,354	(4)	–	–
Total realized gains	33,156	13,115	275	6,945

Realized gains, trading:
Bonds	3	–	–	–

Impairments:
OTTI of available-for-sale bonds	(5,982)	(495)	(253)	(17,781)
Portion of OTTIs recognized in OCI	32	–	6	4,588
OTTI of other invested assets	–	(308)	(112)	(1,560)
Total impairments	(5,950)	(803)	(359)	(14,753)

Other gains (losses):
Synthetic bonds	5,631	(3,879)	3,153	694
Call options	5,259	(4,372)	–	–
Mutual funds, affiliated	(62)	116	31	–
Bonds, trading	1,630	–	–	–
Mortgage loans, at fair value	(759)	–	–	–
Mutual funds, other than trading	–	590	(44)	(56)
Embedded derivative on reinsurance contracts	(706)	–	–	–
Other	–	–	–	(30)
Total other gains (losses)	10,993	(7,545)	3,140	608
	38,202	4,767	3,056	(7,200)

Net ceded reinsurance gains	(3)	–	–	–
Related impact on deferred policy acquisition costs and VOBA	(4,826)	(979)	(58)	(2,216)
Net realized/unrealized gains (losses)	$33,373	$3,788	$2,998	$(9,416)

34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2012 or 2011.

At December 31, 2012, the Company had securities and cash pledged with a market value of approximately $859 million, as collateral in relation to its structured institutional products, for the line of credit with FHLB (see Note 16) and the home office building (see Note 17).

At December 31, 2012, the Company had securities and cash pledged with a market value of approximately $598 million, as collateral in relation to its reinsurance agreements (see Note 9).

At December 31, 2012, available-for-sale bonds with a carrying amount of $4.3 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

Mortgage Loans

Mortgage loans consist of commercial and officer residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its first lien residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows:

	December 31,
	2012	2011
	Successor	Successor
	(In Thousands)

Commercial mortgage loans	$184,286	$–
Commercial mortgage loans, at fair value (amortized cost of $195,478)	194,719	–
Residential mortgage loans	7,093	7,404
Total carrying cost	386,098	7,404
Valuation allowance	–	–
Net carrying value	$386,098	$7,404

35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases mortgage loans as well as sells mortgage loans it has originated. The Company purchased $184,570,000 and sold no commercial mortgage loans during the year ended December 31, 2012. The Company purchased $3,907,000 and sold $3,907,000 of commercial mortgage loans during the year ended December 31, 2011. The Company issued $380,000 and sold no residential mortgage loans during the year ended December 31, 2012. The Company issued $200,000 and sold no residential mortgages loans during the year ended December 31, 2011.

The commercial mortgage loan portfolio consists primarily of nonrecourse, fixed rate mortgages on fully or near fully leased properties. Commercial mortgage loans represent a primary area of credit risk exposure.

The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2012
	Carrying Amount	Percent of Total
	Successor
	(In Thousands)
Geographic distribution
Middle Atlantic	$7,967	2%
East North Central	63,551	17%
West North Central	19,095	5%
South Atlantic	15,912	4%
West South Central	75,663	20%
Mountain	78,651	21%
Pacific	118,166	31%
Total	$379,005	100%

Property type distribution
Office	$67,233	18%
Retail	119,424	32%
Industrial	4,136	1%
Apartments	174,204	45%
Mixed use/other	14,008	4%
Total	$379,005	100%

The first lien residential mortgages are concentrated in the United States.

36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio by credit risk at December 31, 2012, was as follows:

Brick and
Mortar
Successor
(In Thousands)

A– and above	$353,978
BBB + thru BBB –	17,544
BB + thru BB –	7,483
B + and below	–
Total carrying value	$379,005

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on nonaccrual status. All of the residential first lien mortgage loans were performing as of December 31, 2012 and 2011.

37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Commercial and residential mortgage loans are placed on nonaccrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. There were no commercial or residential mortgage loans on nonaccrual status at December 31, 2012.

The Company reviews the commercial mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2012 and 2011, on the commercial or residential mortgage portfolios.

Repurchase Agreements

The Company engages in reverse repurchase agreements to increase its return on investments and improve liquidity. Under reverse repurchase agreements, the Company purchases securities and agrees to sell substantially the same securities as those purchased. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2012 and 2011, the Company had $572,966,000 and $326,011,000, respectively, in reverse repurchase agreements.

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $318,671,000 and $66,775,000 as of December 31, 2012 and 2011, respectively. The repurchase obligation was $304,570,000 and $66,775,000 as of December 31, 2012 and 2011, respectively, and is included in repurchase agreements in the consolidated balance sheets. Accrued interest of $43,000 and $12,000 as of December 31, 2012 and 2011, respectively, was included in accrued investment income in the balance sheet.

38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the repurchase and reverse repurchase agreements are financially responsible and the counterparty risk is minimal as of December 31, 2012.

3. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. Derivative instruments are also used to change the characteristics of the Company’s asset/liability mix to be consistent with the Company’s risk management strategy. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as interest rate swaps, call options, and embedded derivatives, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year or five-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.

39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, one with Guggenheim Life and Annuity Company (GLAC), an affiliate, and one with an unaffiliated company (see Note 9). Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld liability has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gain or loss on the segregated assets.

The fair value of interest rate swaps is included in other liabilities on the consolidated balance sheets. The fair value of the equity call options is included in call options on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangements is included in the funds withheld liability on the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2012
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			Successor
			(In Thousands)

Barclay’s	A+	A1	$ 88,250	$ 1,239
Bank of America	A	A3	865,500	15,759
JP Morgan	A+	NR	912,200	14,829
Royal Bank of Scotland	A-	Baa1	988,100	95,747
Societe Generale	A	A2	480,350	7,587
			$3,334,400	$ 135,161

			2011
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			Successor
			(In Thousands)

Barclay’s	A	A1	$ 75,300	$ 993
Bank of America	A-	A3	338,650	5,849
JP Morgan	A-	Aa3	371,800	5,290
			$ 785,750	$ 12,132

Collateral posted by counterparties at December 31, 2012 and 2011, applicable to derivative instruments was $33,580,000 and $0, respectively, and is reflected in the consolidated balance sheets in cash and cash equivalents. The obligation to repay the collateral is reflected in the consolidated balance sheets in other liabilities. In addition, the Company has entered into a tri-party arrangement with a counterparty whereby collateral is posted to and held by a third party. At December 31, 2012 and 2011, collateral posted by the counterparty under the tri-party arrangement was $94,419,000 and $0, respectively, which is not reflected in the financial statements.

41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company has entered into fixed-to-float interest rate swaps which are contracts with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based on London Interbank Offered Rate (LIBOR). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. The Company uses interest rate swaps to effectively modify fixed rate bonds into floating rate investments based on LIBOR.

Details regarding the interest rate swaps as of December 31 are as follows:

				2012
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				Successor
				(In Thousands)

JP Morgan	9/30/2013	4.805%	0.362%	$ 5,000	$ (163)
JP Morgan	10/1/2013	4.654%	0.360%	6,000	(186)
				$ 11,000	$ (349)

				2011
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				Successor
				(In Thousands)

FHLB	5/15/2012	5.720%	0.457%	$ 5,000	$ (92)
JP Morgan	9/30/2013	4.805%	0.576%	5,000	(331)
JP Morgan	10/1/2013	4.654%	0.372%	6,000	(386)
				$ 16,000	$ (809)

42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2012	2011	2012	2011
	Successor
	(In Thousands)

Interest rate swaps	$–	$–	$349	$809
Call options	135,161	12,132	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	12,174	12,982
Fixed index annuity contracts	–	–	265,635	109,530
Reinsurance contract	–	–	706	–
Total derivative financial instruments	$135,161	$12,132	$278,864	$123,321

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the call options are included in net realized/unrealized gains (losses) on the consolidated statements of operations. The changes in the market value of the embedded derivatives for the GMWB and GMAB reserves and fixed index annuity contracts are included in interest credited to account balances on the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations.

43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations.

	Year Ended December 31, 2012 (Successor)	Year Ended December 31, 2011 (Successor)	July 31, 2010 Through December 31, 2010 (Successor)	January 1, 2010 Through July 30, 2010 (Predecessor)
	(In Thousands)

Interest rate swaps	$460	$464	$23	$(359)
Call options	5,259	(4,372)	–	–
Embedded derivatives:
GMWB and GMAB reserves	808	(1,793)	1,534	1,899
Fixed index annuity contracts	42,398	(3,602)	–	–
Reinsurance contract	(706)	–	–	–
Total change in derivative financial instruments	$48,219	$(9,303)	$1,557	$1,540

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs:

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)

Deferred policy acquisition costs	$67,933	$91,363
Unearned premium liability	(2,324)	–
Deferred selling commissions	1,244	799
Balance at end of year	$66,853	$92,162

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned profit liability) is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$91,363	$5,042	$–	$291,313
Cost deferred during the period	73,860	90,433	6,161	10,883
Imputed interest	3,346	3,649	70	–
Amortized to expense during the period	(31,678)	(6,317)	(1,298)	(31,528)
Effect of realized (gains) losses on amortization of deferred policy acquisition costs	(3,373)	(437)	3	(2,216)
Effect of unrealized (gains) losses	(34,530)	(1,007)	106	(58,664)
Effects of reinsurance agreement (see Note 9)	(31,055)	–	–	–
Other	–	–	–	(187)
Balance at end of period	$67,933	$91,363	$5,042	$209,601

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

The Company would have deferred costs of $86,243,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

Included in deferred policy acquisition costs prior to July 31, 2010, was the present value of future profits (PVFP). PVFP reflected the estimated fair value of acquired business and represented the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value was the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP related to reinsurance assumed in 2000 and 2003.

PVFP was amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below:

January 1, 2010 Through July 30, 2010 Predecessor
(In Thousands)

Balance at beginning of year	$47,895
Imputed interest	3,169
Amortization	(8,351)
Balance at end of year	$42,713

The Company has not capitalized or amortized any PVFP during the years ended December 31, 2012 and 2011, nor the period from July 31, 2010 through December 31, 2010.

As a result of the coinsurance agreement entered into on December 31, 2012 (see Note 9), the Company recorded an unearned premium liability in the amount of $2,324,000, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets.

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

As a result of a reinsurance transaction entered into in 2007, the Company recorded an unearned profit liability that was being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization were reported as a component of deferred policy acquisition costs on the consolidated balance sheets prior to July 31, 2010.

An analysis of the unearned premium liability and associated amortization is presented below:

	Year Ended December 31, 2012 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of year	$–	$(72,058)
Unearned premium liability	(2,324)	–
Amortization	–	11,234
Balance at end of year	$(2,324)	$(60,824)

The Company has not capitalized or amortized any unearned premium liability during the year ended December 31, 2011, nor the period from July 31, 2010 through December 31, 2010.

47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$799	$250	$–	$3,195
Costs deferred during the period	652	649	268	565
Amortization	(207)	(100)	(18)	(753)
Balance at end of period	$1,244	$799	$250	$3,007

48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Balance at beginning of period	$86,828	$–	$83,748
Costs deferred (charged back) during the period	229,657	85,684	(236)
Imputed interest	6,375	–	–
(Amortization) accretion	(18,385)	1,144	(9,332)
Effects of reinsurance agreement (see Note 9)	(1,276)	–	–
Balance at end of period	$303,199	$86,828	$74,180

There were no deferred sales inducements capitalized during the period July 31, 2010 through December 31, 2010.

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	December 31		July 31, 2010 Through December 31,
	2012 Successor	2011 Successor	2010 Successor
	(In Thousands)

Balance at beginning of period	$44,405	$53,792	$ −
Value of business acquired recognized during the period	−	−	53,982
Interest imputed for period	2,642	3,056	1,359
Amortized to expense during the period	(7,477)	(7,968)	(3,518)
Effect of realized gains	(1,453)	(542)	(61)
Effect of unrealized (gains) losses	(4,893)	(3,933)	2,030
Balance at end of period	$33,224	$44,405	$53,792

The weighted average amortization period is 22 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2013	$4,226
2014	3,299
2015	2,660
2016	2,451
2017	2,338

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Predecessor
Other comprehensive income for the period ended July 30, 2010:
Unrealized gains on available-for-sale securities	$151,758	$(56,499)	$95,259
Reclassification adjustment for gains included in net income	(5,337)	1,150	(4,187)
OTTI losses recognized in earnings	19,341	(6,223)	13,118
OTTI losses recognized in other comprehensive income	(4,588)	1,606	(2,982)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(60,880)	21,308	(39,572)
Policy reserves and annuity account values	(3,777)	1,322	(2,455)
Total other comprehensive income for the period ended July 30, 2010	$96,517	$(37,336)	$59,181

Successor
Other comprehensive loss for the period ended December 31, 2010:
Unrealized losses on available-for-sale securities	$(3,540)	$925	$(2,615)
Reclassification adjustment for gains included in net income	(217)	(335)	(552)
OTTI losses recognized in earnings	365	(89)	276
OTTI losses recognized in other comprehensive income	(6)	2	(4)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	2,076	(726)	1,350
Total other comprehensive loss for the period ended December 31, 2010	$(1,322)	$(223)	$(1,545)

Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$82,509	$(27,685)	$54,824
Reclassification adjustment for gains included in net income	(12,136)	4,089	(8,047)
OTTI losses recognized in earnings	803	(173)	630
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(5,919)	2,072	(3,847)
Total other comprehensive income for the year ended December 31, 2011	$65,257	$(21,697)	$43,560

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$218,570	$(69,868)	$148,702
Reclassification adjustment for gains included in net income	(28,330)	9,670	(18,660)
OTTI losses recognized in earnings	5,982	(2,094)	3,888
OTTI losses recognized in other comprehensive income	(32)	11	(21)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(44,249)	15,487	(28,762)
Policy reserves and annuity account values	(22,571)	7,900	(14,671)
Total other comprehensive income for the year ended December 31, 2012	$129,370	$(38,894)	$90,476

51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive loss at January 1, 2010	$(147,189)
Cumulative effect of change in accounting for embedded credit derivative (see Note 1)	10,153
Other comprehensive income	50,250
Amounts reclassified from accumulated other comprehensive income	8,931
Accumulated other comprehensive loss at July 30, 2010	$(77,855)

Successor
Other comprehensive loss	$(1,269)
Amounts reclassified from accumulated other comprehensive income	(276)
Accumulated other comprehensive loss at December 31, 2010	(1,545)

Other comprehensive income	50,977
Amounts reclassified from accumulated other comprehensive income	(7,417)
Accumulated other comprehensive income at December 31, 2011	42,015

Other comprehensive income before reclassifications	105,248
Amounts reclassified from accumulated other comprehensive income	(14,772)
Accumulated other comprehensive income at December 31, 2012	$132,491

52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Employee Benefit Plans

Certain employees of the Company are covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company provided a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contribution was paid over a five-year period from 2007 to 2012. The transition period ended June 30, 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $810,000 and $763,000 for the years ended December 31, 2012 and 2011, respectively; $183,000 and $322,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Incentive compensation expense amounted to $6,570,000 and $5,002,000 for the years ended December 31, 2012 and 2011, respectively, and $921,000 and $1,568,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Reinsurance

Principal reinsurance assumed transactions for the periods ended are summarized as follows:

			July 31, 2010	January 1, 2010
	Year Ended	Year Ended	Through	Through
	December 31,	December 31,	December 31,	July 30,
	2012	2011	2010	2010
	Successor	Successor	Successor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$38,584	$16,194	$7,854	$11,817
Commissions paid	$16,075	$2,039	$877	$1,300
Claims paid	$6,003	$4,346	$1,708	$3,228
Surrenders paid	$93,176	$95,866	$41,463	$61,602

Principal reinsurance ceded transactions are summarized as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$54,912	$31,015	$14,612	$16,249
Commissions received	$17,093	$3,319	$1,700	$1,988
Claim recoveries	$23,390	$25,170	$14,354	$16,177
Surrenders recovered	$126,279	$122,738	$60,966	$88,390

Effective August 1, 2012, the Company entered into a coinsurance agreement with a nonaffiliated entity for certain individual fixed annuity contracts having reserves of $494.5 million. At the same time, the Company entered into an indemnity retrocession agreement through a coinsurance funds withheld agreement with GLAC whereby the Company ceded and GLAC assumed the same individual fixed annuity contracts. Under this agreement, the Company established a funds withheld liability of $494.5 million at the inception of the contract. In addition, the coinsurance agreement provided for a ceding commission of $12.5 million, which was also ceded to GLAC.

54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

In addition, on August 1, 2012, the Company entered into an assumption agreement to assume the previously mentioned fixed annuity contracts. As of December 31, 2012, none of the fixed annuity contracts have been assumed under the assumption agreement. The fixed annuity contracts will continue to be covered under the indemnity retrocession agreement with GLAC once the contracts are assumed under the assumption agreement.

Effective December 31, 2012, the Company reinsured, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million. The Company recorded an unearned premium liability of $2.3 million, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits (see Note 4). Under this coinsurance agreement, the Company established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, are transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

As of December 31, 2012, the value of the Company’s funds withheld liability under the reinsurance agreements was $2,212.8 million, including an embedded derivative with a fair value of $706,000.

At December 31, 2012 and 2011, the Company had receivables totaling $2,785.3 million and $531.2 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2012 and 2011, was $2,944.9 million and $3,096.1 million, respectively.

10. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to variable annuity contract holders are the GMDB, GMAB, GMWB, and GMIB.

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types on its variable annuity products:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product), adjusted for withdrawals.

•	Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	2012 (Successor)			2011 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$1,764	$36	63	$1,786	$62	63
Reset	123	1	56	119	3	55
Roll-up	183	68	66	186	76	65
Step-up	3,524	99	64	3,322	184	64
Combo	139	37	70	143	47	69
Subtotal	5,733	241	64	5,556	372	63

Enhanced	6	–	66	12	1	66
Total GMDB	$5,739	$241	64	$5,568	$373	63

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $19,381,000 and $24,095,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $8,244,000 and $9,151,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2012 and 2011, was $12,174,000 and $12,982,000, respectively.

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, GMAB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as other benefits. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMDB and GMIB reserves on the variable annuity products as of December 31, 2012 and 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 8.5%.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMWB and GMAB reserves on the variable annuity products classified under ASC 820 as of December 31, 2012 and 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Current volatility surface (3 months to 5 years) of 17% graded to 24% at year 5 for 2012 and 26% graded to 29% at year 5 for 2011, graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

The GLWB associated with the fixed index annuity provides guaranteed lifetime periodic withdrawals to the contract holder. The annual withdrawal amount guaranteed is based on a specified percentage of the GLWB benefit base. The following assumptions were used to determine the GLWB benefit base:

•
The GLWB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed interest rate or fixed interest rate plus the credited rate, adjusted for non-GLWB withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 85 and may be extended for another 10 years up to attained age 85 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

•	The roll-up stops when the GLWB lifetime withdrawals start.

•	The specified withdrawal percentage is based on the attained age of the contract holder on the start date of the GLWB lifetime withdrawals.

59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB associated with the fixed index annuity provides a minimum death benefit equal to the lesser of the GMDB benefit base or 300% of premium deposits adjusted for withdrawals. The GMDB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed interest rate plus the credited rate, adjusted for withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 80, but no less than 5 years. The roll-up may be extended for another 10 years up to attained age 80 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account:

	December 31
	2012 (Successor)			2011 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Rollup GMDB	$ 237	$ −	70	$ −	$ −	–

The liability for GLWB on the fixed index annuity contracts reflected in the general account as of December 31, 2012, was $56,280,000, and the liability for GMDB on the fixed index annuity contracts reflected in the general account as of December 31, 2012, was $770,000. These liabilities are included in policy reserves and annuity account values on the consolidated balance sheets.

The following assumptions were used to determine the GLWB reserves on the fixed index annuity product as of December 31, 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	Mortality is 80% of Annuity 2000 table.

•	Discount rate is the credited rate before the exhaustion of account value and is the general account gross earned rate net of investment expense after the exhaustion of account value.

•	Lapse rates vary by duration.

The following assumptions were used to determine the GMDB reserves on the fixed index annuity product as of December 31, 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Discount rate is equivalent to the credited rate.

•	Lapse rates vary by duration.

11. Income Taxes

For the years ended December 31, 2012 and 2011, and the period from July 31, 2010 to December 31, 2010, the Company filed separate federal income tax returns. For the periods July 30, 2010 and prior, the Company filed a consolidated life/non-life federal income tax return with SBMHC. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service is not currently examining any of SBMHC’s and SBL’s federal tax returns.

61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

As of December 31, 2012 and 2011, the Company has $1.5 million and $5.8 million, respectively, of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest expense for unrecognized tax benefits of $269,000 and $0 interest for the years ended December 31, 2012 and 2011, respectively; $32,000 and $274,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively. The Company recorded a liability of $364,000 and $633,000 at December 31, 2012 and 2011, respectively.

Income tax expense consists of the following:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)

Current tax expense	$91,335	$6,905	$7,905	$30,267
Deferred tax (benefit) expense	(55,490)	16,038	2,634	(21,795)
Income tax expense	$35,845	$22,943	$10,539	$8,472

From a tax return perspective, the Company has $236.5 million of operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation related to the acquisition Transaction described in Note 1, the Company’s use of these net operating carryforwards is limited to $12 million per year. The Company believes they will be able to utilize the tax benefits associated with the net operating loss carryforwards. The Company on a consolidated tax return basis through July 30, 2010, had the ability to reduce its current tax liability by the use of nonlife affiliate losses and credits.

62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company also has net operating loss carryforwards in multiple states of approximately $5 million that will expire between 2014 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows:

	Year Ended December 31, 2012 Successor	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor
	(In Thousands)
Federal income tax expense computed at statutory rate	$52,657	$42,568	$10,808	$3,654
Increases (decreases) in taxes resulting from:
Valuation allowance	(16,644)	(12,590)	2,729	4,800
Dividends received deduction	(3,317)	(3,540)	(2,790)	(222)
Credits	(473)	(473)	(110)	(134)
Change in uncertain tax positions	3,900	–	–	–
Prior period adjustments	226	(1,967)	–	–
Other	(504)	(1,055)	(98)	374
Income tax expense	$35,845	$22,943	$10,539	$8,472

“Credits” in the above table primarily result from foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following:

	December 31
	2012	2011
	Successor	Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$225,077	$84,263
Net operating loss	352	393
Deferred loss on investments	115,590	148,219
Credit carryover	6,292	6,292
Net unrealized capital loss on investments	6,368	18,411
Other	9,358	8,146
Total deferred income tax assets	363,037	265,724
Valuation allowance	(128,789)	(145,474)
Net deferred income tax assets	234,248	120,250

Deferred income tax liabilities:
Deferred policy acquisition costs	114,492	51,043
Value of business acquired	11,628	15,542
Net unrealized capital gain on investments	84,094	41,314
Depreciation	7,924	7,592
Deferred gain on investments	9,142	18,868
Other	14,607	10,126
Total deferred income tax liabilities	241,887	144,485
Net deferred income tax liabilities	$(7,639)	$(24,235)

The oldest carryover will expire in 2022, and relates to low-income housing tax credits.

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations previously discussed.

64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2012 and 2011, the Company recorded a $81.8 million and $69.9 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2012 and 2011, the Company recorded a valuation allowance of $17.2 million and $40.8 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2012 and 2011, the Company established a valuation allowance of $29.7 million and $34.8 million, respectively, against unrealized built-in losses that are limited under IRC Section 382.

12. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million. Eligible policyholders of the Company received, in the aggregate, $20 million in exchange for their membership interest in SBMHC, and the remaining amounts represented cash contributed to SBC, a portion of which was contributed to the Company.

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Business Combinations (continued)

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$3,641,585
Note receivable from affiliate	740,752
Cash and cash equivalents	410,568
Intangible assets not subject to amortization:
Licenses	2,500
Intangible assets subject to amortization:
Developed technology	500
VOBA	53,982
Property and equipment	53,624
Other assets	745,353
Separate account assets	4,713,721
10,362,585
Policy reserves and annuity account values	4,860,853
Long-term debt	120,527
Mortgage debt	37,465
Other liabilities	159,527
Separate account liabilities	4,713,721
Net assets acquired	$470,492

The Company recognized a prior period adjustment associated with the deferred income tax asset recognized as of the date of the Transaction. In accordance with ASC 805, Business Combinations, the Company was allowed to make adjustments to the new basis of the assets and liabilities for one year after the Transaction date. As a result of reevaluating the calculation of the IRC section 382 limitation during 2011, the Company reduced deferred income tax assets and current income taxes payable with a net reduction in contributed capital at the Transaction date by $19,702,000. This also resulted in an increase in current tax expense of $1,147,000 for the consolidated statement of operations period from July 31, 2010 through December 31, 2010.

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets

An analysis of intangible asset balances is presented below for the periods presented:

	Trademarks, Trade Names, and Licenses	Developed Technology	Total
	(In Thousands)
Successor
Balance at July 31, 2010	$–	$–	$–
Recognized during the period	2,500	500	3,000
Amortization	–	(42)	(42)
Balance at December 31, 2010	2,500	458	2,958
Amortization	–	(100)	(100)
Balance at December 31, 2011	2,500	358	2,858
Amortization	–	(100)	(100)
Balance at December 31, 2012	$2,500	$258	$2,758

The following summarizes amortizable intangible assets:

	December 31, 2012 (Successor)		December 31, 2011 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In Thousands)

Developed technology	$500	$242	$500	$142
Total	$500	$242	$500	$142

Intangible assets subject to amortization include developed technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years. Impairment of intangible assets is evaluated annually. There were no impairments for the years ended December 31, 2012 and 2011, and the period from July 31, 2010 through December 31, 2010.

67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets (continued)

The expected future amortization schedule for the next five years for developed technology based on current assumptions is expected to be as follows (in thousands):

2013	$100
2014	100
2015	58
2016	–
2017	–

14. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents, certain equity securities, certain separate account assets, and mutual funds.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data, certain options that are model-priced by vendors using inputs that are observable and certain equity securities.

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include options that are model-priced by vendors using inputs that are not observable, private placements, structured products, synthetic bonds, certain equity securities, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs and certain separate account assets. Level 3 liabilities include interest rate swaps and embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash equivalents

Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. Fair values for the repurchase agreements are based on quoted market prices, if available. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

Fixed Maturities

Fixed maturities include bonds, synthetic securities, and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, Guggenheim Partners Investment Management, LLC (GPIM), to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity securities

Equity securities include common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Mortgage loans

Mortgage loans include commercial mortgage loans, for which the Company used the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Mutual funds

Fair values of mutual funds are determined using quoted prices in active markets for identical assets when available, which are included in Level 1.

70

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Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Short-term investments

Short-term investments include short-term notes with affiliated and non-affiliated companies. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Call options

Certain fair values of options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable market assumptions, which are included in Level 3.

Separate account assets

Separate account assets include equity securities and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets, and is reflected in Level 1. The fair value of the investments in partnerships within the separate accounts is determined through redemption value of the partnership interests determined by the manager of the investment, and is reflected in Level 3.

Interest rate swaps

Fair values of the Company’s interest rate swaps are determined based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions. These liabilities are included in Level 3.

71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Embedded derivative – Reinsurance ceded

The fair value of the embedded derivative is estimated based on the change in the fair value of the supporting assets in the funds withheld liability under the coinsurance funds withheld arrangement. These liabilities are included in Level 3.

Embedded derivatives – Fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of annual call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2012 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,280,085	$1,280,085	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	19,162	–	19,162	–
Obligations of government-sponsored enterprises	313,039	–	313,039	–
Corporate	2,609,423	–	1,803,902	805,521
Obligations of foreign governments	49,690	–	49,690	–
Municipal obligations	298,123	–	298,123	–
Commercial mortgage-backed	365,408	–	267,771	97,637
Residential mortgage-backed	444,360	–	439,572	4,788
Other mortgage-backed	146,627	–	142,337	4,290
Collateralized debt obligations	34,562	–	3,999	30,563
Other debt obligations	1,430,061	–	508,428	921,633
Synthetic bonds	11,377	–	–	11,377
Total bonds	5,721,832	–	3,846,023	1,875,809
Equity securities:
Financial	16,230	–	15,771	459
Mutual fund	70,802	70,802	–	–
Government	38,778	–	–	38,778
Technology	780	–	780	–
Industrial	2,930	–	–	2,930
Warrants	267	–	–	267
Total equity securities	129,787	70,802	16,551	42,434

Mortgage loans, at fair value	194,719	–	–	194,719
Mutual funds	2	2	–	–
Short-term investments	5,071	–	–	5,071
Call options	135,161	–	25,058	110,103
Separate account assets	5,020,896	4,095,676	–	925,220
Total assets	$12,487,553	$5,446,565	$3,887,632	$3,153,356

Liabilities:
Interest rate swaps	$349	$–	$–	$349
Embedded derivatives:
GMWB and GMAB reserves	12,174	–	–	12,174
Reinsurance contract	706	–	–	706
Fixed index annuity contracts	265,635	–	–	265,635
Total liabilities	$278,864	$–	$–	$278,864

73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	December 31, 2011 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$274,551	$199,554	$74,997	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	17,892	–	17,892	–
Obligations of government-sponsored enterprises	136,539	–	136,539	–
Corporate	1,332,243	–	1,040,802	291,441
Obligations of foreign governments	26,422	–	26,422	–
Municipal obligations	245,861	–	245,861	–
Commercial mortgage-backed	253,742	–	229,391	24,351
Residential mortgage-backed	899,252	–	888,125	11,127
Other mortgage-backed	461,676	–	454,285	7,391
Collateralized debt obligations	47,876	–	24,191	23,685
Other debt obligations	990,115	–	231,383	758,732
Synthetic bonds	23,078	–	–	23,078
Total bonds	4,434,696	–	3,294,891	1,139,805
Equity securities:
Financial	10,284	–	9,801	483
Mutual fund	5,143	5,143	–	–
Technology	3,788	–	3,788	–
Government	66,568	–	–	66,568
Total equity securities	85,783	5,143	13,589	67,051
Mutual funds	1	1	–	–
Short-term investments	5,279	–	–	5,279
Call options	12,132	–	8,054	4,078
Separate account assets	4,121,064	4,121,064	–	–
Total assets	$8,933,506	$4,325,762	$3,391,531	$1,216,213

Liabilities:
Interest rate swaps	$809	$–	$–	$809
Embedded derivatives:
GMWB and GMAB reserves	12,982	–	–	12,982
Fixed index annuity contracts	109,530	–	–	109,530
Total liabilities	$123,321	$–	$–	$123,321

74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012, is as follows:

	Balance at January 1, 2012	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$ 291,441	$ (5,282)	$ 7,467	$ 527,570	$ (15,675)	$ 805,521	$ 2,185
Commercial mortgage-backed	24,351	–	2,652	59,052	11,582	97,637	2,652
Residential mortgage-backed	11,127	–	(150)	(5,262)	(927)	4,788	(150)
Other mortgage-backed	7,391	–	(68)	3,608	(6,641)	4,290	(68)
Collateralized debt obligations	23,685	631	4,257	(3,260)	5,250	30,563	4,888
Other debt obligations	758,732	6,624	10,620	187,780	(42,123)	921,633	17,244
Synthetic bonds	23,078	3,063	–	(14,764)	–	11,377	3,063
Total bonds	1,139,805	5,036	24,778	754,724	(48,534)	1,875,809	29,814

Equities:
Financial	483	–	(24)	–	–	459	(24)
Government	66,568	–	–	(27,790)	–	38,778	–
Industrial	–	–	230	2,700	–	2,930	230
Warrants	–	–	(5)	272	–	267	(5)
Total equities	67,051	–	201	(24,818)	–	42,434	201
Mortgage loans, at fair value	–	(759)	–	195,478	–	194,719	(759)
Short-term investments	5,279	7	(360)	145	–	5,071	(353)
Call options	4,078	(2,593)	–	108,618	–	110,103	(2,593)
Separate account assets	–	–	–	925,220	–	925,220	–
Total assets	$1,216,213	$ 1,691	$ 24,619	$1,959,367	$ (48,534)	$3,153,356	$ 26,310

75

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Notes to Consolidated Financial Statements (continued)

 14. Fair Value Measurements (continued)

	Balance at January 1, 2012	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Liabilities:
Interest rate swaps	$ 809	$ (460)	$ –	$ –	$ –	$ 349	$ –
Embedded derivatives:
GMWB and GMAB reserves	12,982	(808)	–	–	–	12,174	–
Reinsurance contract	–	706	–	–	–	706	706
Fixed index annuity contracts	109,530	(42,398)	–	198,503	–	265,635	–
Total liabilities	$ 123,321	$ (42,960)	$ –	$ 198,503	$ –	$ 278,864	$ 706

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$575,512	$–	$(47,942)	$–	$527,570
Commercial mortgage-backed	59,490	–	(438)	–	59,052
Residential mortgage-backed	–	–	(5,262)	–	(5,262)
Other mortgage-backed	4,358	–	(750)	–	3,608
Collateralized debt obligations	12,418	–	(15,678)	–	(3,260)
Other debt obligations	351,812	–	(164,032)	–	187,780
Synthetic bonds	16,282	–	(31,046)	–	(14,764)
Total bonds	1,019,872	–	(265,148)	–	754,724

Equities:
Government	9,624	–	(37,414)	–	(27,790)
Industrial	2,700	–	–	–	2,700
Warrants	272	–	–	–	272
Total equities	12,596	–	(37,414)	–	(24,818)

Mortgage loans, at fair value	198,202	–	(2,724)	–	195,478
Short-term investments	5,354	–	(5,209)	–	145
Options	117,655	–	–	(9,037)	108,618
Separate account assets	–	925,220	–	–	925,220
Total assets	$1,353,679	$925,220	$(310,495)	$(9,037)	$1,959,367

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$203,123	$–	$(4,620)	$198,503
Total liabilities	$–	$203,123	$–	$(4,620)	$198,503

76

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Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2011 is as follows:

	Balance at January 1, 2011	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2011	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income	Included in Other Comprehensive Income
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$254,477	$ 1,720	$ 160	$ 57,667	$(22,583)	$291,441	$ 1,880
Municipal obligations	16,366	–	(37)	(1,000)	(15,329)	–	(37)
Commercial mortgage-backed	25,016	–	877	3,475	(5,017)	24,351	877
Residential mortgage-backed	–	(4)	174	(2,038)	12,995	11,127	170
Other mortgage-backed	–	–	275	671	6,445	7,391	275
Collateralized debt obligations	17,675	3,530	56	2,424	–	23,685	3,586
Other debt obligations	522,006	(334)	(14,081)	287,180	(36,039)	758,732	(14,415)
Synthetic bonds	27,468	(4,134)	(3,154)	2,898	–	23,078	(7,288)
Total bonds	863,008	778	(15,730)	351,277	(59,528)	1,139,805	(14,952)

Equities:
Financial	2,517	30	(34)	(2,030)	–	483	(4)
Government	66,674	–	–	(106)	–	66,568	–
Total equities	69,191	30	(34)	(2,136)	–	67,051	(4)
Short-term investments	1,000	–	63	5,216	(1,000)	5,279	63
Call options	–	–	(3,909)	7,987	–	4,078	(3,909)
Total assets	$933,199	$ 808	$ (19,610)	$362,344	$(60,528)	$1,216,213	$(18,802)

Liabilities:
Interest rate swaps	$ 1,265	$ (464)	$ –	$ 8	$ –	$ 809	$ –
Embedded derivatives:
GMWB and GMAB reserves	11,189	1,793	–	–	–	12,982	–
Fixed index annuity contracts	–	3,602	–	105,928	–	109,530	–
Total liabilities	$12,454	$ 4,931	$ –	$105,936	$ –	$123,321	$ –

77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2011 is as follows:

	For the Year Ended December 31, 2011
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)

Assets:
Bonds:
Corporate securities	$81,832	$–	$(24,165)	$–	$57,667
Municipal obligations	–	–	(1,000)	–	(1,000)
Commercial mortgage-backed	3,744	–	(269)	–	3,475
Residential mortgage-backed	1,060	–	(3,098)	–	(2,038)
Other mortgage-backed	750	–	(79)	–	671
Collateralized debt obligations	9,404	–	(6,980)	–	2,424
Other debt obligations	376,941	–	(89,761)	–	287,180
Synthetic bonds	3,344	–	(446)	–	2,898
Total bonds	477,075	–	(125,798)	–	351,277

Equities:
Financial	–	–	(2,030)	–	(2,030)
Government	3,990	–	(4,096)	–	(106)
Total equities	3,990	–	(6,126)	–	(2,136)
Short-term investments	5,179	–	37	–	5,216
Options	7,987	–	–	–	7,987
Total assets	$494,231	$–	$(131,887)	$–	$362,344

Liabilities:
Interest rate swaps	$–	$184	$–	$(176)	$8
Embedded Derivatives:
Fixed index annuity contracts	–	105,928	–	–	105,928
Total liabilities	$–	$106,112	$–	$(176)	$105,936

78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2012 are as follows:

	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	into Level 2	into Level 3	into Level 1	into Level 3	into Level 1	into Level 2
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$20,638	$–	$36,313
Commercial mortgage-backed	–	–	–	11,582	–	–
Residential mortgage-backed	–	–	–	6,903	–	7,830
Other mortgage-backed	–	–	–	–	–	6,641
Collateralized debt obligations	–	–	–	5,250	–	–
Other debt obligations	–	–	–	39,159	–	81,282
Total Bonds	$–	$–	$–	$83,532	$–	$132,066

During 2012, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

Assets transferred into and out of Level 3 during the year ended December 31, 2011, were $34.2 million and $94.7 million, respectively; during the period July 31, 2010 through December 31, 2010, were $9.5 million and $12.0 million, respectively; and during the period January 1, 2010 through July 30, 2010, were $9.8 million and $84.7 million, respectively. The majority of assets transferred into and out of Level 3 include those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

There were no assets transferred into and out of Level 1 during the years ended December 31, 2012 and 2011. There were no assets transferred into and out of Level 1 during the period July 31, 2010 through December 31, 2010, nor during the period January 1, 2010 through July 30, 2010.

Assets transferred into and out of Level 2 during the year ended December 31, 2011, were $94.7 million and $34.2 million, respectively. Assets transferred into and out of Level 2 during the period July 31, 2010 through December 31, 2010, were $12.0 million and $9.5 million, respectively, and during the period January 1, 2010 through July 30, 2010, were $84.7 million and $9.8 million, respectively.

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

The transfers between levels are determined as of the end of the period for which the transfer is completed.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs are not developed internally, which primarily consist of those valued using broker quotes.

	As of December 31, 2012 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$ 501,917	Discounted cash flow	Credit spread	162 – 650 [452] basis points (bps)
	3,839	Discounted cash flow	Discount rate	2.4% – 10.0% [4.1%]
Commercial mortgage-backed	28,511	Discounted cash flow	Credit spread	522 – 1369 [655] bps
Residential mortgage-backed	4,788	Odd lot discount	Discount rate	0.4% – 5.0% [1.7%]
Collateralized debt obligations	4,227	Discounted cash flow	Credit spread	1049 – 1217 [1118] bps
	575	Stale price	Broker mark	11.50
Other debt obligations	431,706	Discounted cash flow	Credit spread	230 – 1841 [385] bps
	13,896	Discounted cash flow	Discount rate	4.0% – 11.7% [6.1%]
	50	Distressed pricing	Liquidation level	See Note (4)
	8,504	Stale price	Trade price	100.00
	26	Stale price	Vendor price	99.77
Synthetic bonds	3,931	Discounted cash flow	Credit spread	282 bps
Total bonds	1,001,970
Equity securities:
Financial	459	Discounted cash flow	Discount rate	15.8%
Government	38,778	See Note (3)
Industrial	852	Discounted cash flow	Discount rate	36.9%
	400	Stale price	Trade price	13.32
Warrants	267	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.4x
Total equity securities	40,756
Mortgage loans, at fair value	194,719	Discounted cash flow	Credit spread	260 – 765 [411] bps
Short-term investments	5,072	Discounted cash flow	Discount rate	7.3% – 47.1% [17.8%]
Separate account assets	925,220	See Note (5)
Total assets	$2,167,737

80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	As of December 31, 2012 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
Liabilities:
Interest rate swaps	$ 349	Discounted cash flow	Credit spread	515 bps
Embedded derivatives:
GMWB and GMAB reserves	12,174	Discounted cash flow	Own credit spread	1.95%
			Long-term equity market volatility	18.00%
			Risk margin	5.00%
Reinsurance contract	706	See Note (1)
Fixed index annuity contracts	265,635	Discounted cash flow	Own credit spread	1.95%
			Risk margin	0.12% – 0.16%
Total liabilities	$ 278,864

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability (see footnote 3).
(2)	The table above excludes certain securities for which the fair value of $985,619,000 was based on non-binding broker quotes.
(3)	FHLB of Topeka common stock positions are valued at par as a proxy for fair value as the stock can only be redeemed by the bank.
(4)	Distressed collateralized loan obligation valuation is determined as a percentage of the value of the outstanding collateral to the remaining notional amount.
(5)	Separate account investments in partnerships for which the fair value of $925,220,000 was determined through redemption value of the partnership interests determined by the manager of the investment.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

81

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contract holders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contract holders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$572,966	$572,966	$572,966	$–	$–
Mortgage loans	191,379	194,150	–	–	194,150
Notes receivable from affiliates	719,162	719,162	–	–	719,162
Policy loans	494,161	509,292	–	–	509,292
Business-owned life insurance	20,609	20,609	–	–	20,609
Supplementary contracts without life contingencies	(8,266)	(8,876)	–	–	(8,876)
Individual and group annuities	(2,756,228)	(2,605,728)	–	–	(2,605,728)
Notes payable to affiliates	(8,160)	(8,160)			(8,160)
Long-term debt	(123,991)	(137,544)	–	–	(137,544)
Mortgage debt	(32,078)	(33,464)	–	–	(33,464)
Repurchase agreements	(304,570)	(304,570)	(304,570)	–	–
Separate account liabilities	(5,020,896)	(5,020,896)	(4,095,676)	–	(925,220)

82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 14. Fair Value Measurements (continued)

	December 31, 2011
	Successor
	Carrying	Fair
	Amount	Value
	(In Thousands)

Cash equivalents	$326,011	$326,011
Mortgage loans	7,404	7,404
Notes receivable from affiliates	853,918	853,918
Policy loans	98,622	98,797
Business-owned life insurance	20,510	20,510
Supplementary contracts without life contingencies	(8,338)	(8,751)
Individual and group annuities	(2,646,910)	(2,684,181)
Long-term debt	(122,535)	(129,831)
Mortgage debt	(34,413)	(35,976)
Repurchase agreements	(66,775)	(66,775)
Separate account liabilities	(4,121,064)	(4,121,064)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Cash equivalents – Cash equivalents include reverse repurchase agreements, which are treated as collateralized financing transactions and are carried at amounts at which the securities will subsequently be resold. Accordingly, the carrying value of reverse repurchase agreements approximates fair value.

Mortgage loans – The carrying amounts of the officer residential mortgage loans reported in the consolidated balance sheets for these instruments approximate their fair values. Fair values of the commercial mortgage loans not held as trading are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.

Notes receivable from affiliates – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

  14. Fair Value Measurements (continued)

Business-owned life insurance – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Notes payable to affiliates – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Repurchase agreements – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

15. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $9.9 million and $11.4 million at December 31, 2012 and 2011, respectively, over the next several years as required by the general partner.

84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

As of December 31, 2012 and 2011, the Company had committed up to $3 million and $2 million, respectively, in unfunded bridge loans and $2.8 million and $7 million, respectively, in unfunded revolvers.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2012 and 2011, the Company has reserved $1,682,000 and $1,691,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Lehman Brothers Special Financing, Inc. v. Bank of America N.A. (Case No. 08-13555 Adv. Pro. No. 10-03547(JMP), US Bkr. Ct. SDNY, 2011): Lehman Brothers Special Financing, Inc. (Lehman) commenced this action to recover funds allegedly improperly paid to certain note-holders of and other parties in relation to certain collateralized debt obligations. In July 2012, the court granted Lehman’s motion to file a second amended complaint against a number of entities, including SBL, which it promptly did. Generally speaking, insofar as SBL is concerned, the lawsuit seeks on various bases (e.g., invalidity of a bankruptcy default provision in the relevant agreement, preference, and fraudulent conveyance) to recover the approximately $5 million of funds paid to SBL on its investment in the Greystone CDO 2006-1A following call of the issue in October 2008. The court gave Lehman six months to serve the second amended complaint on the defendants named in the complaint. Lehman has served SBL, and is still attempting to serve numerous other defendants, and has requested more time from the court to do so. The defendants currently have until September 5, 2013, to answer or respond to the complaint, but that deadline will likely be extended if the court grants Lehman more time to serve the defendants not yet served. Management is unable to predict the outcome of the matter at this time.

Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (Case No. 12-2652, S.D.N.Y., 2011): SBL has been named as a defendant or putative member of the proposed defendant group of shareholders in this case, which seeks to recover proceeds the owners of shares in the Tribune Company (Tribune) in 2007 received when Tribune effected a leveraged buyout transaction (LBO) by which Tribune converted to a privately-held company. The plaintiff also asserts claims against certain insiders, professional advisers, and others involved in the LBO. In June 2011, certain Tribune creditors filed numerous additional actions asserting state law constructive fraudulent conveyance claims (the SLCFC actions) against specifically-named former Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders. SBL was not named in any of the SLCFC actions. The FitzSimons and SCLFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. Defendants have not yet filed a reply memorandum and the Court has not yet issued a decision on the motion. The FitzSimons case is effectively on hold pending such motion.

These lawsuits do not allege any misconduct on the part of SBL. Management has determined that SBL did not own any shares of Tribune and received none of the proceeds of the LBO. Nor did SBL otherwise participate in the LBO. Certain SBL Funds (Series H, N, and O), which are also named in the actions, did receive proceeds on the shares of Tribune that they owned, as follows:

Fund	Proceeds

SBL Fund – Series H	$158,950
SBL Fund – Series N	51,000
SBL Fund – Series O	3,774,000

At this stage of the proceedings, management is not able to assess with any reasonable certainty the probable outcome of the pending litigation or the effect, if any, on SBL or the Funds’ net asset values.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se2, inc. (se2) to certain of se2’s customers that have entered into third-party administration agreements with se2. The Company is unable to determine a value of the guarantee, since this guarantee is not a financial guarantee, as it only relates to transactions se2 performs on behalf of its customers.

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position

16. Long-Term Debt

At December 31, 2012, the Company has access to a $59 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.25% at December 31, 2012). The Company had no borrowings under this line of credit at December 31, 2012 and 2011. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2012.

The Company has outstanding surplus notes with a carrying value of $123,991,000 and $122,535,000 at December 31, 2012 and 2011, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

17. Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

87

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Mortgage Debt (continued)

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12 million of cash and other marketable securities.

At December 31, 2012, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2013	$2,497
2014	2,670
2015	2,855
2016	3,054
2017	3,266
Thereafter	17,736
$32,078

18. Related-Party Transactions

In July 2010, the Company and SBC restructured the following note into a new $250,000,000 intercompany promissory note payable in full at maturity on June 30, 2020 (Intercompany Note 1):

A note in the principal amount of $250,000,000 payable in full on May 20, 2018 with semiannual interest due and payable at an annual rate of 6.96% (SBC Note 2).

Interest on the principal amount of the Intercompany Note 1 was due and payable at an escalating annual rate of 6.35% for July 2010 through June 2015, 7.0% for July 2015 through June 2016, 8.0% for July 2016 through June 2018, and 9.0% for July 2018 through June 2020 with quarterly interest payments due until the principal has been fully paid. The note was exchanged during December 2011 as described below.

88

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

On December 29, 2011, the Company and Note Funding, LLC (NFL), an affiliate, exchanged Intercompany Note 1 with a new $182,794,000 intercompany note payable in full on December 24, 2012 (NFL Note). Interest on the principal amount of the NFL Note was due and payable at an annual rate of 6.45% with interest due at maturity. On February 27, 2012, the Company received back Intercompany Note 1 (principal balance of $180,000,000), cash of $2,916,000 and interest receivable of $1,778,000 in lieu of payment on the NFL Note with a principal balance of $182,794,000.

The Company received principal pay downs on Intercompany Note 1 of $25,000,000 and $50,000,000 during the years ended December 31, 2012 and 2011, respectively. The note was restructured during February 2012 as described below. The principal balance of the note at the time of exchange was $155,000,000.

Also, in July 2010, the Company and SBC restructured the following notes into a new $490,239,000 intercompany promissory note payable in full at maturity on June 30, 2023 (Intercompany Note 2):

A note in the principal amount of $40,000,000 payable in full on May 20, 2016, with semiannual interest due and payable at an annual rate of 5.98% (SBC Note 1).

A note in the principal amount of $450,239,000 payable in full on December 31, 2023 with quarterly interest due and payable in arrears equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of Rydex Holdings, LLC (RHLLC) adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the membership interest in Security Global Investors, LLC (SGI) (SBC Note 3).

Interest on the principal amount of the Intercompany Note 2 was due and payable at an escalating annual rate of LIBOR plus 2.0% for July 2010 through June 2012, LIBOR plus 2.5% for July 2012 through June 2015, LIBOR plus 3.0% for July 2015 through June 2017, and LIBOR plus 4.0% for July 2017 through June 2023 with quarterly interest payments due until the principal was fully paid. The Company received a principal pay down of $239,000 during the year ended December 31, 2012. The note was restructured during February 2012 as described below. The principal balance of the note at the time of exchange was $490,000,000.

89

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Effective July 30, 2010, SBC transferred Intercompany Note 1 and Intercompany Note 2 to Security Benefit Asset Management Holdings, LLC (SBAMH), an affiliate of the Company, SBAMH is bound to perform the debt service of these notes and SBC no longer has any obligations under the notes.

On February 29, 2012, the Company and SBAMH restructured Intercompany Note 1 and Intercompany Note 2. The Company exchanged both Intercompany Note 1 and Intercompany Note 2 for $11,000,000 in cash, $140,000,000 in preferred units issued by Guggenheim Capital, LLC, an affiliate, a $425,000,000 note issued by SBAMH (SBAMH Note), and a $69,000,000 note issued by SBC (SBC Note 4). The SBAMH Note is secured by SBAMH’s membership interests in RHLLC, and RHLLC’s membership interest in Security Investors, LLC (SI). The SBAMH Notes were comprised of:

Tranche A: Principal balance of $300,000,000 tranche payable in full at maturity on February 29, 202,4 with semiannual interest due and payable at an annual rate of 7%. Concurrent with the restructuring, the Company sold $184,000,000 of this tranche to affiliated and unaffiliated entities.

Tranche B: Principal balance of $125,000,000 tranche payable in full at maturity on February 28, 2027, with semiannual interest due and payable at an annual rate of 8%. Concurrent with the restructuring, the Company sold $76,000,000 of this tranche to affiliated and unaffiliated entities.

SBC Note 4 is payable in full at maturity on February 28, 2022, with semiannual interest due and payable at an annual rate of 5%. SBC Note 4 is secured by SBC’s ownership in se2.

On February 24, 2012, SDI entered into a short-term intercompany promissory note due from SBC totaling $4,000,000 payable in full on February 23, 2013 (SDI Note 1). Interest on the principal amount of the note is due and payable at an annual rate of 2.67% with interest due at maturity.

On May 4, 2012, SDI entered into a short-term intercompany promissory note due from SBC totaling $6,000,000 payable in full on April 29, 2013 (SDI Note 2). Interest on the principal amount of the note is due and payable at an annual rate of 2.68% with interest due at maturity.

90

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

On December 31, 2012, the Company entered into a long-term intercompany promissory note due from MF Master Seed Co, LLC (MFMS), an affiliate, totaling $80,600,000 payable in full on December 31, 2015 (MFMS Note). The note is collateralized by 100% of MFMS’s membership interest in MF Seed Facility, LLC, an affiliate. Interest on the principal amount of the note is due and payable at an annual rate of 7.00% with interest due at maturity.

During the years ended December 31, 2012 and 2011, the Company entered into several short-term intercompany notes with SBC Funding, LLC (SBCF) and NFL, affiliates.

The Company had the following notes outstanding, aggregated with similar terms, as of:

	December 31, 2012
	Interest Rate	Maturity	Principal Balance
	(In Thousands)

SBCF Notes	2.66 – 2.70%	3/9/2013 – 12/2/2013	$366,984
NFL Notes	2.67%	11/3/2013	27,356
SBAMH Notes	7.00% – 8.00%	2/29/24 – 2/28/27	165,222
SBC Note 4	5.00%	3/1/2017	69,000
SDI Notes	2.67% – 2.68%	2/23/13 – 4/29/13	10,000
MFMS Note	7.00%	12/31/2015	80,600
			$719,162

	December 31, 2011
	Interest Rate	Maturity	Principal Balance
			(In Thousands)

Intercompany Note 2	LIBOR + 2% to 4%	6/30/2023	$490,239
SBCF Notes	2.63 – 3.58%	12/14/2012 – 12/21/2012	180,885
NFL Note	6.45%	12/24/2012	182,794
			$853,918

91

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Interest received on the intercompany promissory notes is reported in net investment income on the consolidated statements of operations and consisted of the following:

	Year Ended December 31, 2012	Year Ended December 31, 2011	July 31, 2010 through December 31, 2010	January 1, 2010 through July 30, 2010
	(In Thousands)

SBC Note 1	$–	$–	$–	$1,196
SBC Note 2	–	–	–	8,701
SBC Note 3	–	–	–	7,418
Intercompany Note 1	–	12,287	6,971	1,395
Intercompany Note 2	1,726	8,451	7,012	1,400
SBCF Notes	10,321	124	–	–
NFL Notes	6,994	66	–	–
SBAMH Notes	10,537	–	–	–
SBC Note 4	2,597	–	–	–
SDI Notes	197	–	–	–
MFMS Note	16	–	–	–
	$32,388	$20,928	$13,983	$20,110

During 2012, Gennessee entered into a commission payment facility agreement with GLAC whereby Gennessee has agreed to pay certain of GLAC’s payment obligations to its insurance producers in exchange for levelized fees. As of December 31, 2012, Gennessee recorded a receivable from GLAC of $7,380,000 under the commission payment facility agreement. During 2012, Gennessee entered into several short-term notes to provide financing for the commission payments. Notes totaling $8,000,000 as of December 31, 2012, are due to EquiTrust Life Insurance Company, an affiliate, payable in full at maturity with dates ranging from July 10, 2013 through December 19, 2013. Interest on the principal amount of the notes is due and payable at an annual rate of 8.0%. Accrued interest at December 31, 2012, was $160,000.

Officer mortgage loans in the accompanying consolidated balance sheets include amounts due from officers of $7,093,000 and $7,404,000 at December 31, 2012 and 2011, respectively (see Note 2). These loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 3.5%.

92

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

As of December 31, 2012 and 2011, the Company had investments managed by an affiliated company of $429,605,000 and $226,614,000, respectively. These investments are included in bonds available for sale on the consolidated balance sheets.

The Company paid $65,863,000 and $55,935,000 for the years ended December 31, 2012 and 2011, respectively, and $27,915,000 and $37,908,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, to affiliates for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $13,605,000 and $15,213,000 for the years ended December 31, 2012 and 2011, respectively, and $6,483,000 and $10,013,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for service agreement fees. These revenues are included in asset-based fees in the consolidated statements of operations.

The Company received $4,475,000 and $5,085,000 for the years ended December 31, 2012 and 2011, respectively, and $2,035,000 and $2,939,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for rent of building space. This income is included in commissions and other operating expense in the consolidated statements of operations.

The Company received $11,708,000 and $13,337,000 for the years ended December 31, 2012 and 2011, respectively, and $5,782,000 and $7,748,000 for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively, from affiliates for support fees. This income is included in other revenues on the consolidated statements of operations.

The Company has a receivable from its affiliates of $18,194,000 as of December 31, 2012, and is included in accounts receivable in the consolidated balance sheets. There was no receivable balance at December 31, 2011.

The Company has a payable to its affiliates of $5,146,000 and $162,000 as of December 31, 2012 and 2011, respectively, and is included in accounts payable in the consolidated balance sheets.

93

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

The Company has contracted with Guggenheim Partners Investment Management, LLC, an affiliate, to perform investment advisory services. For the years ended December 31, 2012 and 2011, the Company paid fees of $12,711,000 and $7,448,000, respectively, and $2,827,000 for the period from July 31, 2010 to December 31, 2010 associated with the services performed. These fees are included in commissions and other operating expense on the consolidated statements of operations.

The Company entered into commission assignment agreements with South Blacktree Agency, LLC (SBT) and Saganaw Insurance Agency, LLC, affiliated companies, making payments of $12,351,000 and $410,000 for the years ended December 31, 2012 and 2011, respectively. These payments are included in costs that are capitalized as part of deferred policy acquisition costs.

On February 28, 2010 and July 30, 2010, the Company received $175 million and $165 million, respectively, in capital contributions from SBC.

The Company paid $45,606,000 and $25,000,000 in dividends to SBC in 2012 and 2011, respectively.

19. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Effective September 30, 2011, with retrospective application to existing fixed index annuity contracts, the State of Kansas granted their approval of a permitted accounting practice that differs from NAIC SAP allowing the Company, to record the one-year call options used to hedge the one-year interest index crediting feature of the fixed index annuity products at amortized cost instead of fair value, to the extent the hedging program is and continues to be economically effective. In addition, for reserve calculation purposes, the account value is assumed to be incremented by the indexed interest credit on policy anniversary.

94

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

This permitted practice was extended effective September 30, 2012, and will expire on September 30, 2013, unless extended by the Commissioner of Insurance. As a result of this permitted practice, the statutory surplus increased $1,313,000 and $5,836,000 at December 31, 2012 and 2011, respectively.

In addition, effective September 30, 2012, the State of Kansas granted their approval of a permitted accounting practice that differs from NAIC SAP allowing the Company to record the multi-year call options used to hedge the multi-year interest index crediting feature of the fixed index annuity products at amortized cost instead of fair value, to the extent the hedging program is and continues to be economically effective. In addition, for reserve calculation purposes, the account value is assumed to be incremented by the indexed interest credit on policy anniversary.

Any difference in statutory surplus resulting from this permitted practice shall be reported separately as special statutory surplus funds. This permitted practice will expire on September 30, 2013, unless extended by the Commissioner of Insurance. As a result of this permitted practice, the statutory surplus decreased $100,000 at December 31, 2012.

Statutory capital and surplus, including surplus notes (see Note 16) of the insurance operations, were $773,967,000 and $612,840,000 at December 31, 2012 and 2011, respectively. Statutory net income of the insurance operations was $156,867,000, $1,234,000, and $12,805,000 for the years ended December 31, 2012, 2011, and 2010 respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2012, the Company’s statutory adjusted capital per the RBC calculation is $906,547,000 as compared to its company action level RBC of $223,057,000 and its authorized control level RBC of $111,529,000.

95

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2013, without the disapproval or with the approval of the Commissioner, is $154,871,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2012, SDI had net capital of $7,160,000, which was $6,319,000 in excess of its required net capital of $841,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 1.76 to 1 at December 31, 2012.

20. Subsequent Events

On February 27, 2013, the Company received a capital contribution of $60 million from its parent SBC. For statutory reporting purposes, the Company established a receivable for the capital contribution.

The segregated assets associated with the coinsurance agreement entered into on December 31, 2012 were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

The Company has evaluated all material subsequent events or transactions that occurred after the consolidated balance sheet date through the date on which the consolidated financial statements were issued for potential recognition or disclosure. Except as described above, the Company has not identified any other subsequent events requiring recognition or disclosure.

96

Financial Statements

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Year Ended December 31, 2012
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV – EliteDesigns Variable Annuity
and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company consisting of the American Century VP Income & Growth, American Century VP International, American Century VP Mid Cap Value, American Century VP Value, BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities, Dreyfus VIF International Value, DWS Dreman Small Mid Cap Value VIP, DWS Global Small Cap Growth VIP, DWS Government & Agency Securities VIP, Federated High Income Bond II, Fidelity VIP Balanced, Fidelity VIP Contrafund, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities, Goldman Sachs VIT Government Income, Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic International Equities, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Concentrated Growth, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Long Short Momentum, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities, Invesco Van Kampen V.I. American Value, Invesco Van Kampen V.I. Comstock, Invesco Van Kampen V.I. Equity and Income, Ivy Funds VIP Balanced, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value, Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value, Lord Abbett Series Bond-Debenture VC, Lord Abbett Series

Developing Growth VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, MFS VIT Investors Trust, MFS VIT Research, MFS VIT Research Bond, MFS VIT Research International, MFS VIT Utilities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive, Oppenheimer Global Securities Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration Administrative Class, PIMCO VIT Low Duration Advisor Class, PIMCO VIT Real Return Administrative Class, PIMCO VIT Real Return Advisor Class, PIMCO VIT Total Return Administrative Class, PIMCO VIT Total Return Advisor Class, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond, Templeton Developing Markets Securities, Templeton Global Bond Securities, Third Avenue Value, Van Eck VIP Global Hard Assets, Wells Fargo Advantage Opportunity VT, and Wells Fargo Advantage Small Cap Value VT subaccounts, as of December 31, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies and their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the EliteDesigns Variable Annuity at December 31, 2012, and the results of its operations and the changes in its net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

April 30, 2013

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets

December 31, 2012

	American Century VP Income & Growth	American Century VP International	American Century VP Mid Cap Value	American Century VP Value	BlackRock Equity Dividend V.I.
Assets:
Mutual funds, at market value	$67,968	$10,150	$46,995	$50,570	$213,254
Total assets	67,968	10,150	46,995	50,570	213,254
Net assets	$67,968	$10,150	$46,995	$50,570	$213,254

Units outstanding
0 Year	6,528	1,063	4,563	942	20,662
5 Year	-	-	-	3,948	-
Total units	6,528	1,063	4,563	4,890	20,662

Unit value
0 Year	$10.41	$9.55	$10.30	$10.31	$10.32
5 Year	$10.45	$9.59	$10.33	$10.35	$10.36

Mutual funds, at cost	$67,234	$9,794	$45,005	$46,699	$202,828
Mutual fund shares	9,850	1,138	3,221	7,744	23,827
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	Dreyfus VIF International Value	DWS Dreman Small Mid Cap Value VIP	DWS Global Small Cap Growth VIP
Assets:
Mutual funds, at market value	$75,884	$16,412	$2,758	$61,898	$1,882
Total assets	75,884	16,412	2,758	61,898	1,882
Net assets	$75,884	$16,412	$2,758	$61,898	$1,882

Units outstanding
0 Year	7,906	1,800	420	-	200
5 Year	-	-	-	6,714	-
Total units	7,906	1,800	420	6,714	200

Unit value
0 Year	$9.60	$9.12	$6.58	$9.19	$9.39
5 Year	$9.63	$9.15	$6.66	$9.22	$9.43

Mutual funds, at cost	$73,483	$15,444	$3,006	$55,344	$1,777
Mutual fund shares	5,292	1,184	281	4,843	139
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	DWS Government & Agency Securities VIP	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Growth & Income
Assets:
Mutual funds, at market value	$111,266	$154,654	$289,102	$193,715	$65,563
Total assets	111,266	154,654	289,102	193,715	65,563
Net assets	$111,266	$154,654	$289,102	$193,715	$65,563

Units outstanding
0 Year	10,878	3,337	29,255	17,793	6,121
5 Year	-	8,538	-	2,299	-
Total units	10,878	11,875	29,255	20,092	6,121

Unit value
0 Year	$10.23	$12.90	$9.88	$9.62	$10.71
5 Year	$10.26	$13.06	$9.91	$9.74	$10.75

Mutual funds, at cost	$112,942	$143,738	$289,579	$185,948	$62,143
Mutual fund shares	8,789	21,691	18,616	7,451	4,569
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Real Estate
Assets:
Mutual funds, at market value	$96,177	$280,215	$413,857	$29,314	$135,449
Total assets	96,177	280,215	413,857	29,314	135,449
Net assets	$96,177	$280,215	$413,857	$29,314	$135,449

Units outstanding
0 Year	6,665	19,092	22,498	3,201	12,194
5 Year	3,424	11,643	13,441	-	-
Total units	10,089	30,735	35,939	3,201	12,194

Unit value
0 Year	$9.49	$9.08	$11.47	$9.16	$11.11
5 Year	$9.61	$9.19	$11.60	$9.19	$11.15

Mutual funds, at cost	$87,103	$268,054	$415,067	$31,520	$129,925
Mutual fund shares	4,453	1,951	32,358	978	7,954
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Fidelity VIP Strategic Income	Franklin Growth & Income Securities	Franklin High Income Securities	Franklin Income Securities	Franklin Rising Dividends Securities
Assets:
Mutual funds, at market value	$264,351	$83,839	$251,755	$88,237	$117,211
Total assets	264,351	83,839	251,755	88,237	117,211
Net assets	$264,351	$83,839	$251,755	$88,237	$117,211

Units outstanding
0 Year	25,009	8,119	20,900	8,582	10,985
5 Year	-	-	2,152	-	-
Total units	25,009	8,119	23,052	8,582	10,985

Unit value
0 Year	$10.57	$10.33	$10.92	$10.28	$10.67
5 Year	$10.61	$10.37	$10.96	$10.32	$10.71

Mutual funds, at cost	$265,096	$76,952	$240,418	$85,816	$111,938
Mutual fund shares	22,575	6,729	36,914	5,855	5,416
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Franklin Small Cap Value Securities	Franklin Small-Mid Cap Growth Securities	Franklin Strategic Income Securities	Franklin US Government Securities	Goldman Sachs VIT Government Income
Assets:
Mutual funds, at market value	$165,442	$105,481	$431,149	$5,597	$117,376
Total assets	165,442	105,481	431,149	5,597	117,376
Net assets	$165,442	$105,481	$431,149	$5,597	$117,376

Units outstanding
0 Year	13,972	434	39,622	554	11,400
5 Year	2,568	5,554	1,082	-	-
Total units	16,540	5,988	40,704	554	11,400

Unit value
0 Year	$10.00	$17.48	$10.60	$10.11	$10.30
5 Year	$10.03	$17.62	$10.63	$10.14	$10.33

Mutual funds, at cost	$162,263	$106,291	$425,301	$5,598	$120,590
Mutual fund shares	9,075	5,013	33,579	421	11,094
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic International Equities	Guggenheim VT All-Asset Aggressive Strategy
Assets:
Mutual funds, at market value	$34,256	$31,719	$10,587	$18,577	$25,564
Total assets	34,256	31,719	10,587	18,577	25,564
Net assets	$34,256	$31,719	$10,587	$18,577	$25,564

Units outstanding
0 Year	3,381	-	1,084	1,993	-
5 Year	-	3,211	-	-	2,736
Total units	3,381	3,211	1,084	1,993	2,736

Unit value
0 Year	$10.12	$9.84	$9.77	$9.32	$9.23
5 Year	$10.16	$9.88	$9.80	$9.35	$9.34

Mutual funds, at cost	$36,106	$31,019	$10,320	$17,632	$23,511
Mutual fund shares	4,943	2,951	690	2,168	1,014
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Select Allocation
Assets:
Mutual funds, at market value	$9,604	$7,318	$1,192,257	$828,463	$374,832
Total assets	9,604	7,318	1,192,257	828,463	374,832
Net assets	$9,604	$7,318	$1,192,257	$828,463	$374,832

Units outstanding
0 Year	1,036	796	50,385	25,525	19,666
5 Year	-	-	84,153	65,433	21,842
Total units	1,036	796	134,538	90,958	41,508

Unit value
0 Year	$9.27	$9.19	$8.79	$9.03	$8.97
5 Year	$9.38	$9.30	$8.89	$9.14	$9.08

Mutual funds, at cost	$9,198	$7,001	$1,200,509	$768,861	$364,245
Mutual fund shares	385	285	34,810	32,771	14,951
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Large Cap Concentrated Growth	Guggenheim VT Large Cap Value	Guggenheim VT Mid Cap Value
Assets:
Mutual funds, at market value	$31,614	$445,798	$69,717	$31,703	$8,190
Total assets	31,614	445,798	69,717	31,703	8,190
Net assets	$31,614	$445,798	$69,717	$31,703	$8,190

Units outstanding
0 Year	5,047	42,378	-	-	462
5 Year	-	427	7,466	2,150	-
Total units	5,047	42,805	7,466	2,150	462

Unit value
0 Year	$6.26	$10.41	$9.31	$14.62	$17.75
5 Year	$6.32	$10.45	$9.34	$14.74	$17.90

Mutual funds, at cost	$34,033	$418,877	$65,343	$30,003	$7,946
Mutual fund shares	1,742	14,497	6,615	1,106	131
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Guggenheim VT MSCI EAFE Equal Weight	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Long Short Momentum	Invesco V.I. Global Health Care
Assets:
Mutual funds, at market value	$1,127,267	$91,266	$43,484	$6,030	$59,413
Total assets	1,127,267	91,266	43,484	6,030	59,413
Net assets	$1,127,267	$91,266	$43,484	$6,030	$59,413

Units outstanding
0 Year	149,397	11,432	2,501	744	2,571
5 Year	3,000	805	1,088	-	2,922
Total units	152,397	12,237	3,589	744	5,493

Unit value
0 Year	$7.40	$7.45	$12.07	$8.10	$10.79
5 Year	$7.49	$7.54	$12.21	$8.20	$10.83

Mutual funds, at cost	$1,042,450	$90,574	$38,171	$5,790	$59,981
Mutual fund shares	112,054	4,078	1,134	483	2,900
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Assets:
Mutual funds, at market value	$93,186	$327,906	$319,243	$89,019	$73,071
Total assets	93,186	327,906	319,243	89,019	73,071
Net assets	$93,186	$327,906	$319,243	$89,019	$73,071

Units outstanding
0 Year	5,187	28,981	27,406	9,829	3,331
5 Year	3,327	2,699	2,360	-	4,245
Total units	8,514	31,680	29,766	9,829	7,576

Unit value
0 Year	$10.92	$10.35	$10.72	$9.07	$9.58
5 Year	$10.96	$10.38	$10.75	$9.18	$9.69

Mutual funds, at cost	$82,254	$329,295	$312,268	$84,459	$70,763
Mutual fund shares	6,167	26,681	57,110	2,999	5,808
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Invesco V.I. Small Cap Equity	Invesco V.I. Utilities	Invesco Van Kampen V.I. American Value	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income
Assets:
Mutual funds, at market value	$11,365	$4,070	$101,382	$12,271	$33,296
Total assets	11,365	4,070	101,382	12,271	33,296
Net assets	$11,365	$4,070	$101,382	$12,271	$33,296

Units outstanding
0 Year	1,199	379	8,388	1,190	3,353
5 Year	-	-	1,552	-	-
Total units	1,199	379	9,940	1,190	3,353

Unit value
0 Year	$9.47	$10.75	$10.19	$10.28	$9.93
5 Year	$9.51	$10.79	$10.23	$10.32	$9.97

Mutual funds, at cost	$10,803	$4,024	$96,172	$11,635	$32,380
Mutual fund shares	621	253	6,846	928	2,212
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Ivy Funds VIP Balanced	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income
Assets:
Mutual funds, at market value	$25,715	$9,864	$16,053	$8,644	$1,047,949
Total assets	25,715	9,864	16,053	8,644	1,047,949
Net assets	$25,715	$9,864	$16,053	$8,644	$1,047,949

Units outstanding
0 Year	2,511	1,288	-	844	91,400
5 Year	-	-	1,598	-	1,773
Total units	2,511	1,288	1,598	844	93,173

Unit value
0 Year	$10.26	$7.66	$10.00	$10.24	$11.24
5 Year	$10.29	$7.68	$10.04	$10.27	$11.28

Mutual funds, at cost	$25,437	$10,361	$16,068	$9,352	$975,614
Mutual fund shares	2,744	1,674	3,167	813	276,132
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth
Assets:
Mutual funds, at market value	$333,845	$166,246	$45,242	$3,255	$4,746
Total assets	333,845	166,246	45,242	3,255	4,746
Net assets	$333,845	$166,246	$45,242	$3,255	$4,746

Units outstanding
0 Year	38,007	16,544	4,648	319	591
5 Year	-	-	-	-	-
Total units	38,007	16,544	4,648	319	591

Unit value
0 Year	$8.78	$10.03	$9.73	$10.20	$8.03
5 Year	$8.81	$10.07	$9.77	$10.24	$8.06

Mutual funds, at cost	$313,415	$172,085	$42,004	$3,167	$5,209
Mutual fund shares	20,776	33,796	5,299	180	495
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio
Assets:
Mutual funds, at market value	$2,895	$10,441	$92,604	$5,269	$614,062
Total assets	2,895	10,441	92,604	5,269	614,062
Net assets	$2,895	$10,441	$92,604	$5,269	$614,062

Units outstanding
0 Year	315	1,073	2,000	496	60,472
5 Year	-	-	7,129	-	-
Total units	315	1,073	9,129	496	60,472

Unit value
0 Year	$9.18	$9.73	$10.12	$10.62	$10.16
5 Year	$9.21	$9.77	$10.15	$10.66	$10.19

Mutual funds, at cost	$2,813	$10,222	$83,585	$5,343	$613,357
Mutual fund shares	180	1,749	2,145	131	23,500
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC
Assets:
Mutual funds, at market value	$104,109	$4,375	$71,595	$20,897	$5,402
Total assets	104,109	4,375	71,595	20,897	5,402
Net assets	$104,109	$4,375	$71,595	$20,897	$5,402

Units outstanding
0 Year	14,480	462	3,818	2,255	577
5 Year	-	-	2,900	-	-
Total units	14,480	462	6,718	2,255	577

Unit value
0 Year	$7.19	$9.47	$10.64	$9.27	$9.36
5 Year	$7.21	$9.50	$10.68	$9.30	$9.40

Mutual funds, at cost	$103,547	$4,290	$71,884	$22,018	$5,377
Mutual fund shares	2,811	281	5,859	1,272	220
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Investors Trust	MFS VIT Research	MFS VIT Research Bond
Assets:
Mutual funds, at market value	$120,326	$178,156	$16,238	$34,544	$358,959
Total assets	120,326	178,156	16,238	34,544	358,959
Net assets	$120,326	$178,156	$16,238	$34,544	$358,959

Units outstanding
0 Year	12,660	16,462	1,573	3,323	33,857
5 Year	-	-	-	-	-
Total units	12,660	16,462	1,573	3,323	33,857

Unit value
0 Year	$9.51	$10.82	$10.32	$10.40	$10.60
5 Year	$9.54	$10.86	$10.36	$10.43	$10.64

Mutual funds, at cost	$116,127	$176,254	$16,117	$32,037	$354,329
Mutual fund shares	6,666	10,649	713	1,592	26,989
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	MFS VIT Research International	MFS VIT Utilities	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Securities Fund/VA
Assets:
Mutual funds, at market value	$6,722	$77,196	$9,673	$3,147	$97,468
Total assets	6,722	77,196	9,673	3,147	97,468
Net assets	$6,722	$77,196	$9,673	$3,147	$97,468

Units outstanding
0 Year	721	7,338	1,063	336	9,972
5 Year	-	-	-	-	-
Total units	721	7,338	1,063	336	9,972

Unit value
0 Year	$9.32	$10.53	$9.10	$9.38	$9.77
5 Year	$9.35	$10.57	$9.21	$9.41	$9.81

Mutual funds, at cost	$6,296	$75,472	$9,626	$2,962	$95,034
Mutual fund shares	547	2,829	474	198	3,022
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Small- & Mid-Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond
Assets:
Mutual funds, at market value	$4,366	$2,601	$184,963	$133,814	$702,108
Total assets	4,366	2,601	184,963	133,814	702,108
Net assets	$4,366	$2,601	$184,963	$133,814	$702,108

Units outstanding
0 Year	-	276	16,990	15,743	60,458
5 Year	418	-	399	-	-
Total units	418	276	17,389	15,743	60,458

Unit value
0 Year	$10.42	$9.43	$10.63	$8.51	$11.61
5 Year	$10.46	$9.54	$10.67	$8.54	$11.65

Mutual funds, at cost	$4,112	$2,523	$175,509	$142,503	$673,775
Mutual fund shares	754	130	16,112	18,560	45,830
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Administrative Class	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Administrative Class
Assets:
Mutual funds, at market value	$22,648	$3,379,931	$76,266	$434,200	$42,299
Total assets	22,648	3,379,931	76,266	434,200	42,299
Net assets	$22,648	$3,379,931	$76,266	$434,200	$42,299

Units outstanding
0 Year	607	207,642	5,061	36,398	1,491
5 Year	1,028	-	1,790	7,182	1,723
Total units	1,635	207,642	6,851	43,580	3,214

Unit value
0 Year	$13.78	$16.28	$11.10	$9.95	$13.12
5 Year	$13.89	$16.42	$11.24	$9.99	$13.27

Mutual funds, at cost	$22,800	$3,346,792	$73,110	$430,342	$38,589
Mutual fund shares	1,651	419,346	7,075	40,278	2,968
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	PIMCO VIT Real Return Advisor Class	PIMCO VIT Total Return Administrative Class	PIMCO VIT Total Return Advisor Class	Rydex VT Banking	Rydex VT Basic Materials
Assets:
Mutual funds, at market value	$564,082	$378,616	$954,352	$72,336	$111,678
Total assets	564,082	378,616	954,352	72,336	111,678
Net assets	$564,082	$378,616	$954,352	$72,336	$111,678

Units outstanding
0 Year	47,054	19,741	78,428	17,889	9,958
5 Year	3,453	9,253	11,832	1,642	488
Total units	50,507	28,994	90,260	19,531	10,446

Unit value
0 Year	$11.16	$13.00	$10.56	$3.70	$10.68
5 Year	$11.20	$13.15	$10.60	$3.75	$10.80

Mutual funds, at cost	$577,240	$358,442	$952,553	$70,156	$111,858
Mutual fund shares	39,585	32,781	82,628	5,398	4,282
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Assets:
Mutual funds, at market value	$23,077	$11,796	$102,873	$2,778,546	$38,339
Total assets	23,077	11,796	102,873	2,778,546	38,339
Net assets	$23,077	$11,796	$102,873	$2,778,546	$38,339

Units outstanding
0 Year	1,208	1,797	8,140	384,052	5,667
5 Year	433	-	503	-	659
Total units	1,641	1,797	8,643	384,052	6,326

Unit value
0 Year	$14.02	$6.56	$11.89	$7.24	$6.05
5 Year	$14.19	$6.64	$12.03	$7.33	$6.13

Mutual funds, at cost	$21,258	$12,324	$102,377	$2,817,282	$41,695
Mutual fund shares	616	1,052	2,286	26,597	13,312
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Assets:
Mutual funds, at market value	$54,442	$17,394	$39,835	$24,375	$173,913
Total assets	54,442	17,394	39,835	24,375	173,913
Net assets	$54,442	$17,394	$39,835	$24,375	$173,913

Units outstanding
0 Year	5,219	1,849	7,688	5,032	9,644
5 Year	340	-	-	-	2,469
Total units	5,559	1,849	7,688	5,032	12,113

Unit value
0 Year	$9.79	$9.40	$5.18	$4.84	$14.36
5 Year	$9.90	$9.52	$5.24	$4.89	$14.53

Mutual funds, at cost	$59,008	$18,572	$37,694	$24,117	$207,084
Mutual fund shares	2,133	940	2,633	1,542	11,442
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Health Care	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse S&P 500 Strategy
Assets:
Mutual funds, at market value	$145,997	$95,714	$14,169	$5,557	$13,318
Total assets	145,997	95,714	14,169	5,557	13,318
Net assets	$145,997	$95,714	$14,169	$5,557	$13,318

Units outstanding
0 Year	12,614	5,057	3,891	1,440	2,326
5 Year	1,545	31,080	-	-	229
Total units	14,159	36,137	3,891	1,440	2,555

Unit value
0 Year	$10.29	$2.62	$3.65	$3.86	$5.22
5 Year	$10.42	$2.66	$3.69	$3.91	$5.28

Mutual funds, at cost	$137,567	$98,817	$14,226	$5,736	$13,679
Mutual fund shares	4,227	12,318	1,533	643	502
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova
Assets:
Mutual funds, at market value	$2,975	$151,870	$156,864	$1,405	$21,336
Total assets	2,975	151,870	156,864	1,405	21,336
Net assets	$2,975	$151,870	$156,864	$1,405	$21,336

Units outstanding
0 Year	342	17,054	12,566	135	2,928
5 Year	-	-	1,171	-	-
Total units	342	17,054	13,737	135	2,928

Unit value
0 Year	$8.71	$8.91	$11.41	$10.35	$7.27
5 Year	$8.81	$9.02	$11.54	$10.47	$7.36

Mutual funds, at cost	$2,904	$151,576	$155,187	$1,402	$20,704
Mutual fund shares	44	6,432	6,953	51	241
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Precious Metals	Rydex VT Real Estate	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 Pure Growth
Assets:
Mutual funds, at market value	$651,479	$1,166,225	$81,389	$4,740	$169,955
Total assets	651,479	1,166,225	81,389	4,740	169,955
Net assets	$651,479	$1,166,225	$81,389	$4,740	$169,955

Units outstanding
0 Year	60,547	160,767	11,354	955	16,270
5 Year	8,254	3,241	-	-	-
Total units	68,801	164,008	11,354	955	16,270

Unit value
0 Year	$9.46	$7.11	$7.16	$4.96	$10.45
5 Year	$9.57	$7.20	$7.25	$5.02	$10.57

Mutual funds, at cost	$725,779	$1,162,536	$79,084	$4,557	$167,277
Mutual fund shares	51,828	38,681	2,493	33	5,045
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value
Assets:
Mutual funds, at market value	$116,571	$51,633	$43,150	$17,380	$117,405
Total assets	116,571	51,633	43,150	17,380	117,405
Net assets	$116,571	$51,633	$43,150	$17,380	$117,405

Units outstanding
0 Year	12,841	3,938	3,110	1,695	10,406
5 Year	814	-	1,811	-	4,110
Total units	13,655	3,938	4,921	1,695	14,516

Unit value
0 Year	$8.53	$13.12	$8.72	$10.24	$8.07
5 Year	$8.63	$13.28	$8.83	$10.37	$8.16

Mutual funds, at cost	$113,306	$51,757	$42,037	$17,023	$114,312
Mutual fund shares	1,217	1,490	500	508	1,056
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation	Rydex VT U.S. Government Money Market
Assets:
Mutual funds, at market value	$33,783	$8,179	$117,687	$104,178	$10,524,782
Total assets	33,783	8,179	117,687	104,178	10,524,782
Net assets	$33,783	$8,179	$117,687	$104,178	$10,524,782

Units outstanding
0 Year	6,347	540	17,911	13,012	1,215,511
5 Year	-	423	727	-	18,083
Total units	6,347	963	18,638	13,012	1,233,594

Unit value
0 Year	$5.32	$8.44	$6.31	$8.01	$8.53
5 Year	$5.39	$8.55	$6.39	$8.10	$8.64

Mutual funds, at cost	$35,261	$9,593	$117,819	$96,861	$10,524,782
Mutual fund shares	2,865	856	12,792	6,333	10,524,782
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Assets:
Mutual funds, at market value	$32,652	$38,233	$62,357	$64,867	$124,719
Total assets	32,652	38,233	62,357	64,867	124,719
Net assets	$32,652	$38,233	$62,357	$64,867	$124,719

Units outstanding
0 Year	3,468	3,727	5,120	6,334	10,391
5 Year	-	760	762	-	-
Total units	3,468	4,487	5,882	6,334	10,391

Unit value
0 Year	$9.40	$8.50	$10.59	$10.24	$12.01
5 Year	$9.51	$8.60	$10.63	$10.28	$12.05

Mutual funds, at cost	$32,926	$39,078	$58,095	$60,459	$121,492
Mutual fund shares	1,707	1,560	4,735	2,919	6,040
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets Securities	Templeton Global Bond Securities	Third Avenue Value	Van Eck VIP Global Hard Assets
Assets:
Mutual funds, at market value	$172,872	$349,608	$842,994	$5,557	$317,882
Total assets	172,872	349,608	842,994	5,557	317,882
Net assets	$172,872	$349,608	$842,994	$5,557	$317,882

Units outstanding
0 Year	17,803	15,692	80,424	615	42,872
5 Year	-	4,421	415	-	-
Total units	17,803	20,113	80,839	615	42,872

Unit value
0 Year	$9.71	$17.35	$10.43	$9.04	$7.42
5 Year	$9.75	$17.49	$10.46	$9.07	$7.44

Mutual funds, at cost	$173,340	$328,381	$792,519	$5,347	$314,034
Mutual fund shares	34,853	33,296	43,297	386	11,201
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2012

	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Assets:
Mutual funds, at market value	$17,081	$84,892
Total assets	17,081	84,892
Net assets	$17,081	$84,892

Units outstanding
0 Year	1,672	-
5 Year	-	8,947
Total units	1,672	8,947

Unit value
0 Year	$10.22	$9.46
5 Year	$10.34	$9.49

Mutual funds, at cost	$15,926	$75,555
Mutual fund shares	852	9,031
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2012

	Alger Capital Appreciation	American Century VP Income & Growth	American Century VP International	American Century VP Mid Cap Value	American Century VP Value
Investment income (loss):
Dividend distributions	$-	$1,714	$14	$837	$1,097
Expenses:
Mortality and expense risk charge	-	(395)	(365)	(167)	(192)
Other expense charge	-	-	-	-	-
Net investment income (loss)	-	1,319	(351)	670	905

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	1,584	-
Realized capital gain (loss) on sales of fund shares	(36)	3,328	24,091	(185)	3,205
Change in unrealized appreciation/depreciation on investments during the year	-	734	356	1,990	4,163
Net realized and unrealized capital gain (loss) on investments	(36)	4,062	24,447	3,389	7,368
Net increase (decrease) in net assets from operations	$(36)	$5,381	$24,096	$4,059	$8,273
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	BlackRock Large Cap Core V.I.
Investment income (loss):
Dividend distributions	$-	$4,146	$1,109	$132	$-
Expenses:
Mortality and expense risk charge	(99)	(806)	(148)	(36)	(32)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(99)	3,340	961	96	(32)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	175	246	-	-
Realized capital gain (loss) on sales of fund shares	(2,928)	177	5	137	2,824
Change in unrealized appreciation/depreciation on investments during the year	-	11,707	2,401	968	-
Net realized and unrealized capital gain (loss) on investments	(2,928)	12,059	2,652	1,105	2,824
Net increase (decrease) in net assets from operations	$(3,027)	$15,399	$3,613	$1,201	$2,792
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Dreyfus VIF International Value	DWS Dreman Small Mid Cap Value VIP	DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP	Federated High Income Bond II
Investment income (loss):
Dividend distributions	$67	$536	$1	$3,269	$14,919
Expenses:
Mortality and expense risk charge	(11)	(171)	(4)	(406)	(549)
Other expense charge	-	-	-	-	-
Net investment income (loss)	56	365	(3)	2,863	14,370

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	19	1,950	-
Realized capital gain (loss) on sales of fund shares	(23)	1,213	(1)	(1,425)	1,590
Change in unrealized appreciation/depreciation on investments during the year	264	6,795	105	(1,873)	8,201
Net realized and unrealized capital gain (loss) on investments	241	8,008	123	(1,348)	9,791
Net increase (decrease) in net assets from operations	$297	$8,373	$120	$1,515	$24,161
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities
Investment income (loss):
Dividend distributions	$4,265	$2,146	$-	$1,303	$50
Expenses:
Mortality and expense risk charge	(1,138)	(1,051)	(19)	(165)	(96)
Other expense charge	-	-	-	-	-
Net investment income (loss)	3,127	1,095	(19)	1,138	(46)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	6,397	-	2	31	-
Realized capital gain (loss) on sales of fund shares	(4,183)	16,912	(1,285)	1,223	1,321
Change in unrealized appreciation/depreciation on investments during the year	(477)	12,323	485	3,420	6,184
Net realized and unrealized capital gain (loss) on investments	1,737	29,235	(798)	4,674	7,505
Net increase (decrease) in net assets from operations	$4,864	$30,330	$(817)	$5,812	$7,459
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Investment income (loss):
Dividend distributions	$23,766	$8,805	$113	$1,628	$3,851
Expenses:
Mortality and expense risk charge	(1,633)	(1,429)	(91)	(453)	(260)
Other expense charge	-	-	-	-	-
Net investment income (loss)	22,133	7,376	22	1,175	3,591

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	3,906	10,615	2,332	2,469	1,047
Realized capital gain (loss) on sales of fund shares	(9,951)	3,097	(2,135)	1,907	359
Change in unrealized appreciation/depreciation on investments during the year	4,080	(1,874)	(2,071)	5,386	(745)
Net realized and unrealized capital gain (loss) on investments	(1,965)	11,838	(1,874)	9,762	661
Net increase (decrease) in net assets from operations	$20,168	$19,214	$(1,852)	$10,937	$4,252
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Franklin Growth & Income Securities	Franklin High Income Securities	Franklin Income Securities	Franklin Mutual Global Discovery Securities	Franklin Mutual Shares Securities
Investment income (loss):
Dividend distributions	$2,454	$3,135	$3,666	$-	$-
Expenses:
Mortality and expense risk charge	(220)	(442)	(268)	(143)	(147)
Other expense charge	-	-	-	-	-
Net investment income (loss)	2,234	2,693	3,398	(143)	(147)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	222	2,456	-	6,044	1,296
Change in unrealized appreciation/depreciation on investments during the year	6,887	10,515	2,421	-	-
Net realized and unrealized capital gain (loss) on investments	7,109	12,971	2,421	6,044	1,296
Net increase (decrease) in net assets from operations	$9,343	$15,664	$5,819	$5,901	$1,149
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities	Franklin Small-Mid Cap Growth Securities	Franklin Strategic Income Securities	Franklin US Government Securities
Investment income (loss):
Dividend distributions	$3,550	$341	$-	$819	$-
Expenses:
Mortality and expense risk charge	(453)	(193)	(305)	(368)	(26)
Other expense charge	-	-	-	-	-
Net investment income (loss)	3,097	148	(305)	451	(26)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	7,466	14	-
Realized capital gain (loss) on sales of fund shares	(1,975)	1,029	5,915	3,684	280
Change in unrealized appreciation/depreciation on investments during the year	5,273	3,179	74	5,840	(94)
Net realized and unrealized capital gain (loss) on investments	3,298	4,208	13,455	9,538	186
Net increase (decrease) in net assets from operations	$6,395	$4,356	$13,150	$9,989	$160
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Goldman Sachs VIT Government Income	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic International Equities
Investment income (loss):
Dividend distributions	$649	$-	$351	$98	$349
Expenses:
Mortality and expense risk charge	(375)	(260)	(68)	(5)	(38)
Other expense charge	-	-	-	-	-
Net investment income (loss)	274	(260)	283	93	311

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	3,618	2,884	773	-	-
Realized capital gain (loss) on sales of fund shares	318	2,789	(228)	-	(1,527)
Change in unrealized appreciation/depreciation on investments during the year	(3,214)	(1,850)	1,796	267	945
Net realized and unrealized capital gain (loss) on investments	722	3,823	2,341	267	(582)
Net increase (decrease) in net assets from operations	$996	$3,563	$2,624	$360	$(271)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT All-Asset Aggressive Strategy	Guggenheim VT All-Asset Conservative Strategy	Guggenheim VT All-Asset Moderate Strategy	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont
Investment income (loss):
Dividend distributions	$359	$143	$115	$-	$13,221
Expenses:
Mortality and expense risk charge	(62)	(26)	(17)	(4,266)	(2,068)
Other expense charge	-	-	-	-	-
Net investment income (loss)	297	117	98	(4,266)	11,153

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	69,269	-
Realized capital gain (loss) on sales of fund shares	13	8	3	(1,388)	5,225
Change in unrealized appreciation/depreciation on investments during the year	2,515	341	317	106,326	44,491
Net realized and unrealized capital gain (loss) on investments	2,528	349	320	174,207	49,716
Net increase (decrease) in net assets from operations	$2,825	$466	$418	$169,941	$60,869
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Large Cap Concentrated Growth	Guggenheim VT Large Cap Value
Investment income (loss):
Dividend distributions	$4,551	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,386)	(107)	(1,793)	(177)	(36)
Other expense charge	-	-	-	-	-
Net investment income (loss)	3,165	(107)	(1,793)	(177)	(36)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,259)	(200)	28,077	668	306
Change in unrealized appreciation/depreciation on investments during the year	44,747	(2,078)	22,650	4,576	1,700
Net realized and unrealized capital gain (loss) on investments	43,488	(2,278)	50,727	5,244	2,006
Net increase (decrease) in net assets from operations	$46,653	$(2,385)	$48,934	$5,067	$1,970
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Guggenheim VT Mid Cap Value	Guggenheim VT MSCI EAFE Equal Weight	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT U.S. Long Short Momentum
Investment income (loss):
Dividend distributions	$-	$-	$524	$-	$-
Expenses:
Mortality and expense risk charge	(33)	(1,385)	(337)	(235)	(27)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(33)	(1,385)	187	(235)	(27)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(30)	11,903	60	7,323	29
Change in unrealized appreciation/depreciation on investments during the year	565	85,037	562	123	169
Net realized and unrealized capital gain (loss) on investments	535	96,940	622	7,446	198
Net increase (decrease) in net assets from operations	$502	$95,555	$809	$7,211	$171
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield
Investment income (loss):
Dividend distributions	$-	$-	$482	$677	$55,379
Expenses:
Mortality and expense risk charge	-	(62)	(333)	(186)	(2,437)
Other expense charge	-	-	-	-	-
Net investment income (loss)	-	(62)	149	491	52,942

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2	(43)	8,503	(8)	17,600
Change in unrealized appreciation/depreciation on investments during the year	-	(97)	10,956	(1,389)	5,496
Net realized and unrealized capital gain (loss) on investments	2	(140)	19,459	(1,397)	23,096
Net increase (decrease) in net assets from operations	$2	$(202)	$19,608	$(906)	$76,038
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity	Invesco V.I. Utilities	Invesco Van Kampen V.I. American Value
Investment income (loss):
Dividend distributions	$2,287	$-	$-	$117	$548
Expenses:
Mortality and expense risk charge	(503)	(227)	(95)	(18)	(205)
Other expense charge	-	-	-	-	-
Net investment income (loss)	1,784	(227)	(95)	99	343

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	733	-	147	-
Realized capital gain (loss) on sales of fund shares	(1,155)	(289)	4,374	1	237
Change in unrealized appreciation/depreciation on investments during the year	10,045	3,221	562	(132)	5,210
Net realized and unrealized capital gain (loss) on investments	8,890	3,665	4,936	16	5,447
Net increase (decrease) in net assets from operations	$10,674	$3,438	$4,841	$115	$5,790
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Growth and Income	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
Investment income (loss):
Dividend distributions	$182	$584	$45	$368	$-
Expenses:
Mortality and expense risk charge	(62)	(117)	(7)	(189)	(2)
Other expense charge	-	-	-	-	-
Net investment income (loss)	120	467	38	179	(2)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	1,332	-
Realized capital gain (loss) on sales of fund shares	3,770	1	146	(1,130)	86
Change in unrealized appreciation/depreciation on investments during the year	636	916	-	278	-
Net realized and unrealized capital gain (loss) on investments	4,406	917	146	480	86
Net increase (decrease) in net assets from operations	$4,526	$1,384	$184	$659	$84
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity
Investment income (loss):
Dividend distributions	$-	$464	$5	$37,065	$-
Expenses:
Mortality and expense risk charge	(37)	(38)	(26)	(3,939)	(527)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(37)	426	(21)	33,126	(527)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	15	611	-	-
Realized capital gain (loss) on sales of fund shares	(705)	(57)	(6)	25,979	21
Change in unrealized appreciation/depreciation on investments during the year	438	(15)	(708)	70,243	20,430
Net realized and unrealized capital gain (loss) on investments	(267)	(57)	(103)	96,222	20,451
Net increase (decrease) in net assets from operations	$(304)	$369	$(124)	$129,348	$19,924
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
Investment income (loss):
Dividend distributions	$4,927	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(737)	(165)	(10)	(15)	(1)
Other expense charge	-	-	-	-	-
Net investment income (loss)	4,190	(165)	(10)	(15)	(1)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	4,108	3,821	209	111	-
Realized capital gain (loss) on sales of fund shares	815	(7,001)	(12)	(2)	-
Change in unrealized appreciation/depreciation on investments during the year	(5,839)	3,238	88	(463)	82
Net realized and unrealized capital gain (loss) on investments	(916)	58	285	(354)	82
Net increase (decrease) in net assets from operations	$3,274	$(107)	$275	$(369)	$81
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas
Investment income (loss):
Dividend distributions	$-	$-	$203	$-	$-
Expenses:
Mortality and expense risk charge	(5)	(313)	(86)	(90)	(17)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(5)	(313)	117	(90)	(17)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	2,654	(1,538)	-	(68)
Change in unrealized appreciation/depreciation on investments during the year	219	9,209	(74)	705	562
Net realized and unrealized capital gain (loss) on investments	219	11,863	(1,612)	705	494
Net increase (decrease) in net assets from operations	$214	$11,550	$(1,495)	$615	$477
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Janus Aspen Perkins Mid Cap Value	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
Investment income (loss):
Dividend distributions	$36	$3,944	$-	$52	$-
Expenses:
Mortality and expense risk charge	(10)	(630)	(88)	(8)	(293)
Other expense charge	-	-	-	-	-
Net investment income (loss)	26	3,314	(88)	44	(293)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	265	937	1,384	-	250
Realized capital gain (loss) on sales of fund shares	-	896	62	-	(9,064)
Change in unrealized appreciation/depreciation on investments during the year	85	3,786	(1,121)	25	-
Net realized and unrealized capital gain (loss) on investments	350	5,619	325	25	(8,814)
Net increase (decrease) in net assets from operations	$376	$8,933	$237	$69	$(9,107)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Investors Trust	MFS VIT New Discovery	MFS VIT Research
Investment income (loss):
Dividend distributions	$783	$3,130	$-	$-	$193
Expenses:
Mortality and expense risk charge	(77)	(474)	(19)	(2)	(154)
Other expense charge	-	-	-	-	-
Net investment income (loss)	706	2,656	(19)	(2)	39

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	1,292	-	-	-
Realized capital gain (loss) on sales of fund shares	2	203	-	(75)	141
Change in unrealized appreciation/depreciation on investments during the year	4,199	1,902	121	-	2,507
Net realized and unrealized capital gain (loss) on investments	4,201	3,397	121	(75)	2,648
Net increase (decrease) in net assets from operations	$4,907	$6,053	$102	$(77)	$2,687
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	MFS VIT Research Bond	MFS VIT Research International	MFS VIT Total Return	MFS VIT Utilities	Neuberger Berman AMT Guardian
Investment income (loss):
Dividend distributions	$5,152	$138	$-	$8,717	$26
Expenses:
Mortality and expense risk charge	(938)	(25)	-	(413)	(44)
Other expense charge	-	-	-	-	-
Net investment income (loss)	4,214	113	-	8,304	(18)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	1,297	-	-	-	76
Realized capital gain (loss) on sales of fund shares	649	-	10	5,814	273
Change in unrealized appreciation/depreciation on investments during the year	4,630	649	-	(1,199)	988
Net realized and unrealized capital gain (loss) on investments	6,576	649	10	4,615	1,337
Net increase (decrease) in net assets from operations	$10,790	$762	$10	$12,919	$1,319
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Neuberger Berman AMT Large Cap Value	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Securities Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Investment income (loss):
Dividend distributions	$-	$3	$-	$355	$22
Expenses:
Mortality and expense risk charge	(1)	(10)	(32)	(15)	(100)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(1)	(7)	(32)	340	(78)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	68	-
Realized capital gain (loss) on sales of fund shares	(259)	1	6	(89)	(4,641)
Change in unrealized appreciation/depreciation on investments during the year	350	185	2,434	232	337
Net realized and unrealized capital gain (loss) on investments	91	186	2,440	211	(4,304)
Net increase (decrease) in net assets from operations	$90	$179	$2,408	$551	$(4,382)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)
Investment income (loss):
Dividend distributions	$7,931	$1,369	$13,364	$29	$422
Expenses:
Mortality and expense risk charge	(641)	(252)	(1,256)	(1)	(94)
Other expense charge	-	-	-	-	-
Net investment income (loss)	7,290	1,117	12,108	28	328

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	4,460	-	-	1,300
Realized capital gain (loss) on sales of fund shares	181	6,505	9,710	(56)	329
Change in unrealized appreciation/depreciation on investments during the year	9,454	(7,751)	28,159	-	(110)
Net realized and unrealized capital gain (loss) on investments	9,635	3,214	37,869	(56)	1,519
Net increase (decrease) in net assets from operations	$16,925	$4,331	$49,977	$(28)	$1,847
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	PIMCO VIT High Yield	PIMCO VIT Low Duration Administrative Class	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Administrative Class	PIMCO VIT Real Return Advisor Class
Investment income (loss):
Dividend distributions	$38,842	$1,527	$4,172	$446	$3,275
Expenses:
Mortality and expense risk charge	(3,128)	(317)	(1,000)	(144)	(1,824)
Other expense charge	-	-	-	-	-
Net investment income (loss)	35,714	1,210	3,172	302	1,451

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	2,157	23,871
Realized capital gain (loss) on sales of fund shares	7,995	313	991	277	13,585
Change in unrealized appreciation/depreciation on investments during the year	32,828	2,715	4,057	645	(12,847)
Net realized and unrealized capital gain (loss) on investments	40,823	3,028	5,048	3,079	24,609
Net increase (decrease) in net assets from operations	$76,537	$4,238	$8,220	$3,381	$26,060
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	PIMCO VIT Total Return Administrative Class	PIMCO VIT Total Return Advisor Class	Rydex VT Banking	Rydex VT Basic Materials	Rydex VT Biotechnology
Investment income (loss):
Dividend distributions	$10,934	$13,860	$190	$-	$-
Expenses:
Mortality and expense risk charge	(1,640)	(2,439)	(156)	(278)	(107)
Other expense charge	-	-	-	-	-
Net investment income (loss)	9,294	11,421	34	(278)	(107)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	7,108	15,808	114	4,553	-
Realized capital gain (loss) on sales of fund shares	6,418	15,411	3,867	(17,990)	6,051
Change in unrealized appreciation/depreciation on investments during the year	14,560	4,306	2,545	17,228	880
Net realized and unrealized capital gain (loss) on investments	28,086	35,525	6,526	3,791	6,931
Net increase (decrease) in net assets from operations	$37,380	$46,946	$6,560	$3,513	$6,824
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics	Rydex VT Energy
Investment income (loss):
Dividend distributions	$-	$1,596	$-	$-	$-
Expenses:
Mortality and expense risk charge	(533)	(497)	(1,080)	(219)	(132)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(533)	1,099	(1,080)	(219)	(132)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	8,247
Realized capital gain (loss) on sales of fund shares	(37,466)	11,095	83,876	(15,881)	(7,250)
Change in unrealized appreciation/depreciation on investments during the year	1,092	(3,811)	(41,094)	18,915	(4,611)
Net realized and unrealized capital gain (loss) on investments	(36,374)	7,284	42,782	3,034	(3,614)
Net increase (decrease) in net assets from operations	$(36,907)	$8,383	$41,702	$2,815	$(3,746)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Health Care
Investment income (loss):
Dividend distributions	$-	$178	$35	$2,274	$-
Expenses:
Mortality and expense risk charge	(96)	(55)	(27)	(1,444)	(418)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(96)	123	8	830	(418)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	5,070	-	-	59,144	-
Realized capital gain (loss) on sales of fund shares	(5,488)	2,607	29	(22,883)	3,833
Change in unrealized appreciation/depreciation on investments during the year	630	1,865	312	(41,514)	9,340
Net realized and unrealized capital gain (loss) on investments	212	4,472	341	(5,253)	13,173
Net increase (decrease) in net assets from operations	$116	$4,595	$349	$(4,423)	$12,755
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy	Rydex VT Inverse NASDAQ-100 Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(56)	(159)	(513)	(101)	(130)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(56)	(159)	(513)	(101)	(130)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	4,768	(38,884)	2,161	(1,861)	(5,437)
Change in unrealized appreciation/depreciation on investments during the year	(3,383)	(2,820)	(57)	-	(179)
Net realized and unrealized capital gain (loss) on investments	1,385	(41,704)	2,104	(1,861)	(5,616)
Net increase (decrease) in net assets from operations	$1,329	$(41,863)	$1,591	$(1,962)	$(5,746)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(51)	(160)	(147)	(310)	(1,082)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(51)	(160)	(147)	(310)	(1,082)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(719)	(13,333)	4,595	19,395	70,058
Change in unrealized appreciation/depreciation on investments during the year	-	3,650	71	(3,706)	1,146
Net realized and unrealized capital gain (loss) on investments	(719)	(9,683)	4,666	15,689	71,204
Net increase (decrease) in net assets from operations	$(770)	$(9,843)	$4,519	$15,379	$70,122
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals	Rydex VT Real Estate	Rydex VT Retailing
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,893	$-
Expenses:
Mortality and expense risk charge	(110)	(206)	(2,012)	(1,193)	(34)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(110)	(206)	(2,012)	700	(34)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	70,269	-	-
Realized capital gain (loss) on sales of fund shares	(11,029)	7,607	(43,433)	44,395	-
Change in unrealized appreciation/depreciation on investments during the year	36	(319)	(49,759)	4,909	29
Net realized and unrealized capital gain (loss) on investments	(10,993)	7,288	(22,923)	49,304	29
Net increase (decrease) in net assets from operations	$(11,103)	$7,082	$(24,935)	$50,004	$(5)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$4,338
Expenses:
Mortality and expense risk charge	(217)	(3)	(32)	(1,739)	(1,205)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(217)	(3)	(32)	(1,739)	3,133

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	8,677	-
Realized capital gain (loss) on sales of fund shares	9,563	26	1,236	83,724	105,588
Change in unrealized appreciation/depreciation on investments during the year	(1,831)	354	24	4,093	3,962
Net realized and unrealized capital gain (loss) on investments	7,732	380	1,260	96,494	109,550
Net increase (decrease) in net assets from operations	$7,515	$377	$1,228	$94,755	$112,683
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(183)	(183)	(279)	(334)	(212)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(183)	(183)	(279)	(334)	(212)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	1,098	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(795)	6,610	(283)	(3,812)	(1,808)
Change in unrealized appreciation/depreciation on investments during the year	1,694	821	(535)	2,125	(3,885)
Net realized and unrealized capital gain (loss) on investments	1,997	7,431	(818)	(1,687)	(5,693)
Net increase (decrease) in net assets from operations	$1,814	$7,248	$(1,097)	$(2,021)	$(5,905)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation	Rydex VT U.S. Government Money Market	Rydex VT Utilities
Investment income (loss):
Dividend distributions	$-	$111	$-	$217	$1,331
Expenses:
Mortality and expense risk charge	(153)	(165)	(174)	(18,189)	(239)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(153)	(54)	(174)	(17,972)	1,092

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	1,511	-	-	39	-
Realized capital gain (loss) on sales of fund shares	(1,021)	1,558	3,497	-	1,975
Change in unrealized appreciation/depreciation on investments during the year	5,218	2,439	6,629	-	(1,166)
Net realized and unrealized capital gain (loss) on investments	5,708	3,997	10,126	39	809
Net increase (decrease) in net assets from operations	$5,555	$3,943	$9,952	$(17,933)	$1,901
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Rydex VT Weakening Dollar 2x Strategy	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Investment income (loss):
Dividend distributions	$-	$-	$1,129	$-	$2,498
Expenses:
Mortality and expense risk charge	(68)	(399)	(222)	(498)	(623)
Other expense charge	-	-	-	-	-
Net investment income (loss)	(68)	(399)	907	(498)	1,875

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	2,164	347
Realized capital gain (loss) on sales of fund shares	(491)	2,021	72	27,687	16
Change in unrealized appreciation/depreciation on investments during the year	80	5,032	4,905	121	(308)
Net realized and unrealized capital gain (loss) on investments	(411)	7,053	4,977	29,972	55
Net increase (decrease) in net assets from operations	$(479)	$6,654	$5,884	$29,474	$1,930
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Templeton Developing Markets Securities	Templeton Global Bond Securities	Templeton Growth Securities	Third Avenue Value	Van Eck VIP Global Hard Assets
Investment income (loss):
Dividend distributions	$2,856	$24,399	$1,112	$179	$1,780
Expenses:
Mortality and expense risk charge	(1,097)	(2,178)	(150)	(24)	(873)
Other expense charge	-	-	-	-	-
Net investment income (loss)	1,759	22,221	962	155	907

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	613	-	-	4,812
Realized capital gain (loss) on sales of fund shares	(1,728)	199	4,651	(207)	(1,024)
Change in unrealized appreciation/depreciation on investments during the year	27,602	51,105	-	210	8,087
Net realized and unrealized capital gain (loss) on investments	25,874	51,917	4,651	3	11,875
Net increase (decrease) in net assets from operations	$27,633	$74,138	$5,613	$158	$12,782
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2012

	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Investment income (loss):
Dividend distributions	$-	$6	$707
Expenses:
Mortality and expense risk charge	(72)	(34)	(247)
Other expense charge	-	-	-
Net investment income (loss)	(72)	(28)	460

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	2	-
Realized capital gain (loss) on sales of fund shares	(3,104)	295	815
Change in unrealized appreciation/depreciation on investments during the year	-	1,318	9,593
Net realized and unrealized capital gain (loss) on investments	(3,104)	1,615	10,408
Net increase (decrease) in net assets from operations	$(3,176)	$1,587	$10,868
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2012 and 2011

	Alger Capital Appreciation	American Century VP Income & Growth	American Century VP International		American Century VP Mid Cap Value	American Century VP Value		BlackRock Basic Value V.I.
	2012	2012	2012	2011	2012	2012	2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$1,319	$(351)	$(1)	$670	$905	$26	$(99)
Capital gains distributions	-	-	-	-	1,584	-	-	-
Realized capital gain (loss) on sales of fund shares	(36)	3,328	24,091	(37)	(185)	3,205	(1)	(2,928)
Change in unrealized appreciation/depreciation on investments during the year	-	734	356	-	1,990	4,163	(292)	-
Net increase (decrease) in net assets from operations	(36)	5,381	24,096	(38)	4,059	8,273	(267)	(3,027)

From contract owner transactions:
Variable annuity deposits	-	128,770	7,400	-	25,754	-	-	-
Contract owner maintenance charges	-	-	-	-	-	(8)	(2)	(17)
Terminations and withdrawals	(2)	(26,759)	(1,540)	-	(6,654)	(2,010)	-	(1,414)
Transfers between subaccounts, net	38	(39,424)	(19,806)	38	23,836	19,413	25,171	4,458
Net increase (decrease) in net assets from contract owner transactions	36	62,587	(13,946)	38	42,936	17,395	25,169	3,027
Net increase (decrease) in net assets	-	67,968	10,150	-	46,995	25,668	24,902	-
Net assets at beginning of year	-	-	-	-	-	24,902	-	-
Net assets at end of year	$-	$67,968	$10,150	$-	$46,995	$50,570	$24,902	$-
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	BlackRock Equity Dividend V.I.		BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	BlackRock Large Cap Core V.I.	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value
	2012	2011	2012	2012	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,340	$651	$961	$96	$(32)	$550	$56	$45
Capital gains distributions	175	329	246	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	177	(679)	5	137	2,824	(2,970)	(23)	-
Change in unrealized appreciation/depreciation on investments during the year	11,707	(1,281)	2,401	968	-	3,916	264	(669)
Net increase (decrease) in net assets from operations	15,399	(980)	3,613	1,201	2,792	1,496	297	(624)

From contract owner transactions:
Variable annuity deposits	64,215	25,539	52,219	14,800	-	-	-	270
Contract owner maintenance charges	(51)	-	(18)	-	(6)	(106)	(14)	(17)
Terminations and withdrawals	(17,275)	(268)	(30)	(3,074)	(386)	(39,129)	(100)	(124)
Transfers between subaccounts, net	95,479	31,196	20,100	3,485	(2,400)	(98,409)	-	-
Net increase (decrease) in net assets from contract owner transactions	142,368	56,467	72,271	15,211	(2,792)	(137,644)	(114)	129
Net increase (decrease) in net assets	157,767	55,487	75,884	16,412	-	(136,148)	183	(495)
Net assets at beginning of year	55,487	-	-	-	-	136,148	2,575	3,070
Net assets at end of year	$213,254	$55,487	$75,884	$16,412	$-	$-	$2,758	$2,575
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	DWS Dreman Small Mid Cap Value VIP		DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP		Federated Fund for U.S. Government Securities II	Federated High Income Bond II
	2012	*2011	2012	2012	*2011	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$365	$(1)	$(3)	$2,863	$(18)	$4,745	$14,370	$31,449
Capital gains distributions	-	-	19	1,950	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,213	-	(1)	(1,425)	-	3,697	1,590	12,321
Change in unrealized appreciation/depreciation on investments during the year	6,795	(241)	105	(1,873)	197	(2,691)	8,201	(25,619)
Net increase (decrease) in net assets from operations	8,373	(242)	120	1,515	179	5,751	24,161	18,151

From contract owner transactions:
Variable annuity deposits	-	-	1,800	46,240	-	-	-	-
Contract owner maintenance charges	-	-	(3)	(43)	(4)	-	(465)	(884)
Terminations and withdrawals	(1,587)	-	(35)	(375)	-	(1,064)	(5,496)	(33,942)
Transfers between subaccounts, net	(13,145)	68,499	-	38,101	25,653	(125,707)	(58,709)	(146,809)
Net increase (decrease) in net assets from contract owner transactions	(14,732)	68,499	1,762	83,923	25,649	(126,771)	(64,670)	(181,635)
Net increase (decrease) in net assets	(6,359)	68,257	1,882	85,438	25,828	(121,020)	(40,509)	(163,484)
Net assets at beginning of year	68,257	-	-	25,828	-	121,020	195,163	358,647
Net assets at end of year	$61,898	$68,257	$1,882	$111,266	$25,828	$-	$154,654	$195,163
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Fidelity VIP Balanced		Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap		Fidelity VIP Growth & Income
	2012	*2011	2012	2011	2012	*2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,127	$-	$1,095	$441	$(19)	$(3)	$1,138
Capital gains distributions	6,397	-	-	-	2	-	31
Realized capital gain (loss) on sales of fund shares	(4,183)	57	16,912	(4,196)	(1,285)	(1)	1,223
Change in unrealized appreciation/depreciation on investments during the year	(477)	-	12,323	(4,971)	485	(485)	3,420
Net increase (decrease) in net assets from operations	4,864	57	30,330	(8,726)	(817)	(489)	5,812

From contract owner transactions:
Variable annuity deposits	267,840	-	23,884	3,878	-	-	2,178
Contract owner maintenance charges	(29)	-	(166)	(179)	(3)	(2)	-
Terminations and withdrawals	(1,344)	-	(3,886)	(4,135)	(37)	-	(3,427)
Transfers between subaccounts, net	17,771	(57)	(66,364)	64,379	(3,653)	5,001	61,000
Net increase (decrease) in net assets from contract owner transactions	284,238	(57)	(46,532)	63,943	(3,693)	4,999	59,751
Net increase (decrease) in net assets	289,102	-	(16,202)	55,217	(4,510)	4,510	65,563
Net assets at beginning of year	-	-	209,917	154,700	4,510	-	-
Net assets at end of year	$289,102	$-	$193,715	$209,917	$-	$4,510	$65,563
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Fidelity VIP Growth Opportunities		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap
	2012	2011	2012	2011	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(46)	$(141)	$22,133	$2,442	$7,376	$9,078	$22	$(1)
Capital gains distributions	-	-	3,906	2,524	10,615	7,298	2,332	2
Realized capital gain (loss) on sales of fund shares	1,321	831	(9,951)	552	3,097	5,348	(2,135)	-
Change in unrealized appreciation/depreciation on investments during the year	6,184	(3,281)	4,080	(6,043)	(1,874)	(5,337)	(2,071)	(135)
Net increase (decrease) in net assets from operations	7,459	(2,591)	20,168	(525)	19,214	16,387	(1,852)	(134)

From contract owner transactions:
Variable annuity deposits	-	4	54,068	-	-	23,050	-	-
Contract owner maintenance charges	(131)	(201)	(159)	(127)	(588)	(526)	(1)	(1)
Terminations and withdrawals	(691)	(11,024)	(11,775)	(9,874)	(17,249)	(21,156)	(161)	-
Transfers between subaccounts, net	55,818	(850)	52,226	77,565	69,508	25,920	30,376	1,087
Net increase (decrease) in net assets from contract owner transactions	54,996	(12,071)	94,360	67,564	51,671	27,288	30,214	1,086
Net increase (decrease) in net assets	62,455	(14,662)	114,528	67,039	70,885	43,675	28,362	952
Net assets at beginning of year	33,722	48,384	165,687	98,648	342,972	299,297	952	-
Net assets at end of year	$96,177	$33,722	$280,215	$165,687	$413,857	$342,972	$29,314	$952
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income	Franklin Growth & Income Securities	Franklin High Income Securities		Franklin Income Securities	Franklin Mutual Global Discovery Securities
	2012	*2011	2012	2012	2012	*2011	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,175	$42	$3,591	$2,234	$2,693	$(23)	$3,398	$(143)
Capital gains distributions	2,469	-	1,047	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,907	-	359	222	2,456	(943)	-	6,044
Change in unrealized appreciation/depreciation on investments during the year	5,386	138	(745)	6,887	10,515	822	2,421	-
Net increase (decrease) in net assets from operations	10,937	180	4,252	9,343	15,664	(144)	5,819	5,901

From contract owner transactions:
Variable annuity deposits	42,923	1,893	146,803	-	10,000	-	-	110,277
Contract owner maintenance charges	(48)	(1)	(22)	(50)	(58)	(2)	(10)	-
Terminations and withdrawals	(13,098)	-	(110)	(4,550)	(3,694)	-	(539)	(137)
Transfers between subaccounts, net	89,705	2,958	113,428	79,096	182,062	47,927	82,967	(116,041)
Net increase (decrease) in net assets from contract owner transactions	119,482	4,850	260,099	74,496	188,310	47,925	82,418	(5,901)
Net increase (decrease) in net assets	130,419	5,030	264,351	83,839	203,974	47,781	88,237	-
Net assets at beginning of year	5,030	-	-	-	47,781	-	-	-
Net assets at end of year	$135,449	$5,030	$264,351	$83,839	$251,755	$47,781	$88,237	$-
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Franklin Mutual Shares Securities	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities	Franklin Small-Mid Cap Growth Securities		Franklin Strategic Income Securities
	2012	2012	2012	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(147)	$3,097	$148	$(305)	$(162)	$451	$-
Capital gains distributions	-	-	-	7,466	-	14	-
Realized capital gain (loss) on sales of fund shares	1,296	(1,975)	1,029	5,915	18	3,684	-
Change in unrealized appreciation/depreciation on investments during the year	-	5,273	3,179	74	(3,442)	5,840	8
Net increase (decrease) in net assets from operations	1,149	6,395	4,356	13,150	(3,586)	9,989	8

From contract owner transactions:
Variable annuity deposits	-	123,011	17,169	-	825	52,220	-
Contract owner maintenance charges	(33)	(38)	(15)	(33)	(32)	(36)	-
Terminations and withdrawals	(1,534)	(589)	(4,752)	(2,514)	(356)	(1,016)	-
Transfers between subaccounts, net	418	(11,568)	148,684	(26,349)	109,336	359,899	10,085
Net increase (decrease) in net assets from contract owner transactions	(1,149)	110,816	161,086	(28,896)	109,773	411,067	10,085
Net increase (decrease) in net assets	-	117,211	165,442	(15,746)	106,187	421,056	10,093
Net assets at beginning of year	-	-	-	121,227	15,040	10,093	-
Net assets at end of year	$-	$117,211	$165,442	$105,481	$121,227	$431,149	$10,093
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Franklin US Government Securities		Goldman Sachs VIT Government Income		Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT Large Cap Value		Goldman Sachs VIT Mid Cap Value
	2012	*2011	2012	*2011	2012	2012	*2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(26)	$(9)	$274	$19	$(260)	$283	$82	$93
Capital gains distributions	-	-	3,618	-	2,884	773	-	-
Realized capital gain (loss) on sales of fund shares	280	-	318	217	2,789	(228)	(4)	-
Change in unrealized appreciation/depreciation on investments during the year	(94)	93	(3,214)	-	(1,850)	1,796	(1,096)	267
Net increase (decrease) in net assets from operations	160	84	996	236	3,563	2,624	(1,018)	360

From contract owner transactions:
Variable annuity deposits	-	-	52,122	-	-	-	-	-
Contract owner maintenance charges	-	-	(53)	(3)	(26)	(10)	(4)	-
Terminations and withdrawals	(63)	-	(3,684)	(40)	(1,170)	(191)	-	-
Transfers between subaccounts, net	(57,084)	62,500	67,995	(193)	31,889	20,315	10,003	10,227
Net increase (decrease) in net assets from contract owner transactions	(57,147)	62,500	116,380	(236)	30,693	20,114	9,999	10,227
Net increase (decrease) in net assets	(56,987)	62,584	117,376	-	34,256	22,738	8,981	10,587
Net assets at beginning of year	62,584	-	-	-	-	8,981	-	-
Net assets at end of year	$5,597	$62,584	$117,376	$-	$34,256	$31,719	$8,981	$10,587
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Goldman Sachs VIT Strategic International Equities	Guggenheim VT All-Asset Aggressive Strategy		Guggenheim VT All-Asset Conservative Strategy		Guggenheim VT All-Asset Moderate Strategy
	2012	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$311	$297	$193	$117	$-	$98	$(31)
Capital gains distributions	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,527)	13	7	8	6	3	(296)
Change in unrealized appreciation/depreciation on investments during the year	945	2,515	(1,289)	341	(42)	317	-
Net increase (decrease) in net assets from operations	(271)	2,825	(1,089)	466	(36)	418	(327)

From contract owner transactions:
Variable annuity deposits	810	-	-	486	648	-	-
Contract owner maintenance charges	(8)	(187)	(179)	(9)	(7)	-	(3)
Terminations and withdrawals	(1,132)	-	-	(180)	(82)	(73)	(52)
Transfers between subaccounts, net	19,178	-	-	6,974	-	6,973	382
Net increase (decrease) in net assets from contract owner transactions	18,848	(187)	(179)	7,271	559	6,900	327
Net increase (decrease) in net assets	18,577	2,638	(1,268)	7,737	523	7,318	-
Net assets at beginning of year	-	22,926	24,194	1,867	1,344	-	-
Net assets at end of year	$18,577	$25,564	$22,926	$9,604	$1,867	$7,318	$-
See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT CLS AdvisorOne Amerigo		Guggenheim VT CLS AdvisorOne Clermont		Guggenheim VT CLS AdvisorOne Select Allocation		Guggenheim VT Global Managed Futures Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,266)	$(4,471)	$11,153	$10,601	$3,165	$4,879	$(107)	$(50)
Capital gains distributions	69,269	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,388)	(2,921)	5,225	8,746	(1,259)	(836)	(200)	(1,083)
Change in unrealized appreciation/depreciation on investments during the year	106,326	(90,495)	44,491	(27,333)	44,747	(20,794)	(2,078)	(111)
Net increase (decrease) in net assets from operations	169,941	(97,887)	60,869	(7,986)	46,653	(16,751)	(2,385)	(1,244)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-	33,705	-
Contract owner maintenance charges	(1,740)	(1,986)	(1,513)	(2,779)	(605)	(536)	(3)	(6)
Terminations and withdrawals	(38,675)	(96,697)	(71,504)	(112,916)	(21,284)	(21,739)	(107)	(95)
Transfers between subaccounts, net	(294,726)	(55,837)	209,923	24,240	(66,427)	33,491	(4,969)	(17,089)
Net increase (decrease) in net assets from contract owner transactions	(335,141)	(154,520)	136,906	(91,455)	(88,316)	11,216	28,626	(17,190)
Net increase (decrease) in net assets	(165,200)	(252,407)	197,775	(99,441)	(41,663)	(5,535)	26,241	(18,434)
Net assets at beginning of year	1,357,457	1,609,864	630,688	730,129	416,495	422,030	5,373	23,807
Net assets at end of year	$1,192,257	$1,357,457	$828,463	$630,688	$374,832	$416,495	$31,614	$5,373
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT High Yield		Guggenheim VT Large Cap Concentrated Growth		Guggenheim VT Large Cap Value		Guggenheim VT Mid Cap Value
	2012	*2011	2012	*2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,793)	$(380)	$(177)	$(1)	$(36)	$(53)	$(33)	$(12)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	28,077	(753)	668	-	306	2,579	(30)	149
Change in unrealized appreciation/depreciation on investments during the year	22,650	4,271	4,576	(202)	1,700	(549)	565	(452)
Net increase (decrease) in net assets from operations	48,934	3,138	5,067	(203)	1,970	1,977	502	(315)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	39,984	-	-
Contract owner maintenance charges	(3,362)	(133)	-	-	-	(4)	-	(1)
Terminations and withdrawals	(207,752)	(7,286)	(2,587)	-	(215)	(201)	(54)	(36)
Transfers between subaccounts, net	172,270	439,989	19,111	48,329	29,948	(61,139)	3,541	3,423
Net increase (decrease) in net assets from contract owner transactions	(38,844)	432,570	16,524	48,329	29,733	(21,360)	3,487	3,386
Net increase (decrease) in net assets	10,090	435,708	21,591	48,126	31,703	(19,383)	3,989	3,071
Net assets at beginning of year	435,708	-	48,126	-	-	19,383	4,201	1,130
Net assets at end of year	$445,798	$435,708	$69,717	$48,126	$31,703	$-	$8,190	$4,201
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Guggenheim VT MSCI EAFE Equal Weight		Guggenheim VT Multi-Hedge Strategies		Guggenheim VT Small Cap Value		Guggenheim VT U.S. Long Short Momentum
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,385)	$(125)	$187	$(86)	$(235)	$(253)	$(27)	$(14)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	11,903	7,496	60	3,292	7,323	1,444	29	19
Change in unrealized appreciation/depreciation on investments during the year	85,037	(9,622)	562	(2,674)	123	(5,232)	169	(268)
Net increase (decrease) in net assets from operations	95,555	(2,251)	809	532	7,211	(4,041)	171	(263)

From contract owner transactions:
Variable annuity deposits	53,252	-	33,308	3,783	13,562	23,835	1,134	1,512
Contract owner maintenance charges	(10)	(36)	(55)	(11)	(29)	(25)	(23)	(13)
Terminations and withdrawals	(20,060)	(2,636)	(2,453)	(218)	(808)	(568)	(289)	(156)
Transfers between subaccounts, net	974,332	(37,197)	50,812	(60,592)	(64,850)	6,406	40	1,500
Net increase (decrease) in net assets from contract owner transactions	1,007,514	(39,869)	81,612	(57,038)	(52,125)	29,648	862	2,843
Net increase (decrease) in net assets	1,103,069	(42,120)	82,421	(56,506)	(44,914)	25,607	1,033	2,580
Net assets at beginning of year	24,198	66,318	8,845	65,351	88,398	62,791	4,997	2,417
Net assets at end of year	$1,127,267	$24,198	$91,266	$8,845	$43,484	$88,398	$6,030	$4,997
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate		Invesco V.I. Government Securities	Invesco V.I. High Yield
	2012	2012	*2011	2012	*2011	2012	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$(62)	$(9)	$149	$-	$491	$52,942	$(70)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2	(43)	(2)	8,503	-	(8)	17,600	47
Change in unrealized appreciation/depreciation on investments during the year	-	(97)	(471)	10,956	(24)	(1,389)	5,496	1,479
Net increase (decrease) in net assets from operations	2	(202)	(482)	19,608	(24)	(906)	76,038	1,456

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-	161,603	-
Contract owner maintenance charges	-	(9)	(2)	(13)	-	(1)	(144)	-
Terminations and withdrawals	-	(1,201)	-	(1,675)	-	(1,596)	(23,802)	-
Transfers between subaccounts, net	(2)	56,307	5,002	46,084	29,206	330,409	24,883	79,209
Net increase (decrease) in net assets from contract owner transactions	(2)	55,097	5,000	44,396	29,206	328,812	162,540	79,209
Net increase (decrease) in net assets	-	54,895	4,518	64,004	29,182	327,906	238,578	80,665
Net assets at beginning of year	-	4,518	-	29,182	-	-	80,665	-
Net assets at end of year	$-	$59,413	$4,518	$93,186	$29,182	$327,906	$319,243	$80,665
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Small Cap Equity	Invesco V.I. Utilities		Invesco Van Kampen V.I. American Franchise
	2012	2011	2012	2011	2012	2012	*2011	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,784	$678	$(227)	$(218)	$(95)	$99	$(3)	$(2)
Capital gains distributions	-	-	733	-	-	147	-	-
Realized capital gain (loss) on sales of fund shares	(1,155)	3,612	(289)	166	4,374	1	-	29
Change in unrealized appreciation/depreciation on investments during the year	10,045	(11,751)	3,221	(4,274)	562	(132)	178	-
Net increase (decrease) in net assets from operations	10,674	(7,461)	3,438	(4,326)	4,841	115	175	27

From contract owner transactions:
Variable annuity deposits	21,945	40,573	13,054	-	-	-	3,785	55
Contract owner maintenance charges	(77)	(80)	(134)	(67)	(9)	(5)	-	-
Terminations and withdrawals	(9,127)	(2,209)	(1,133)	(2,796)	-	-	-	(21)
Transfers between subaccounts, net	(19,254)	(49,793)	26,129	(66,035)	6,533	-	-	(4,158)
Net increase (decrease) in net assets from contract owner transactions	(6,513)	(11,509)	37,916	(68,898)	6,524	(5)	3,785	(4,124)
Net increase (decrease) in net assets	4,161	(18,970)	41,354	(73,224)	11,365	110	3,960	(4,097)
Net assets at beginning of year	84,858	103,828	31,717	104,941	-	3,960	-	4,097
Net assets at end of year	$89,019	$84,858	$73,071	$31,717	$11,365	$4,070	$3,960	$-
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Invesco Van Kampen V.I. American Value	Invesco Van Kampen V.I. Comstock		Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Growth and Income	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
	2012	2012	*2011	2012	2012	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$343	$120	$(5)	$467	$38	$179	$(2)
Capital gains distributions	-	-	-	-	-	1,332	-
Realized capital gain (loss) on sales of fund shares	237	3,770	-	1	146	(1,130)	86
Change in unrealized appreciation/depreciation on investments during the year	5,210	636	-	916	-	278	-
Net increase (decrease) in net assets from operations	5,790	4,526	(5)	1,384	184	659	84

From contract owner transactions:
Variable annuity deposits	1,893	66,410	-	-	-	23,884	-
Contract owner maintenance charges	-	(8)	(1)	-	-	(26)	-
Terminations and withdrawals	(3,937)	(97)	-	(182)	(25)	(792)	-
Transfers between subaccounts, net	97,636	(65,550)	6,996	32,094	(159)	1,990	(84)
Net increase (decrease) in net assets from contract owner transactions	95,592	755	6,995	31,912	(184)	25,056	(84)
Net increase (decrease) in net assets	101,382	5,281	6,990	33,296	-	25,715	-
Net assets at beginning of year	-	6,990	-	-	-	-	-
Net assets at end of year	$101,382	$12,271	$6,990	$33,296	$-	$25,715	$-
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Ivy Funds VIP Energy		Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond
	2012	*2011	2012	2012	2012	*2011	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(37)	$(8)	$426	$(21)	$33,126	$(73)	$(527)	$4,190
Capital gains distributions	-	-	15	611	-	-	-	4,108
Realized capital gain (loss) on sales of fund shares	(705)	(2)	(57)	(6)	25,979	1	21	815
Change in unrealized appreciation/depreciation on investments during the year	438	(935)	(15)	(708)	70,243	2,092	20,430	(5,839)
Net increase (decrease) in net assets from operations	(304)	(945)	369	(124)	129,348	2,020	19,924	3,274

From contract owner transactions:
Variable annuity deposits	7,400	-	-	-	514,174	-	32,330	111,601
Contract owner maintenance charges	(2)	(2)	-	-	(226)	(2)	-	(21)
Terminations and withdrawals	(1,459)	-	(385)	(43)	(67,608)	-	(459)	(36,540)
Transfers between subaccounts, net	175	5,001	16,069	8,811	379,462	90,781	282,050	87,932
Net increase (decrease) in net assets from contract owner transactions	6,114	4,999	15,684	8,768	825,802	90,779	313,921	162,972
Net increase (decrease) in net assets	5,810	4,054	16,053	8,644	955,150	92,799	333,845	166,246
Net assets at beginning of year	4,054	-	-	-	92,799	-	-	-
Net assets at end of year	$9,864	$4,054	$16,053	$8,644	$1,047,949	$92,799	$333,845	$166,246
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise		Janus Aspen Forty
	2012	2012	2012	2012	2012	2012	*2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(165)	$(10)	$(15)	$(1)	$(5)	$(313)	$(1)	$117
Capital gains distributions	3,821	209	111	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,001)	(12)	(2)	-	-	2,654	-	(1,538)
Change in unrealized appreciation/depreciation on investments during the year	3,238	88	(463)	82	219	9,209	(190)	(74)
Net increase (decrease) in net assets from operations	(107)	275	(369)	81	214	11,550	(191)	(1,495)

From contract owner transactions:
Variable annuity deposits	2,043	-	-	-	-	25,754	-	-
Contract owner maintenance charges	(6)	-	-	-	-	-	-	(18)
Terminations and withdrawals	(2,326)	(30)	(25)	-	-	(8,267)	-	(1,037)
Transfers between subaccounts, net	45,638	3,010	5,140	2,814	10,227	5,344	58,414	7,819
Net increase (decrease) in net assets from contract owner transactions	45,349	2,980	5,115	2,814	10,227	22,831	58,414	6,764
Net increase (decrease) in net assets	45,242	3,255	4,746	2,895	10,441	34,381	58,223	5,269
Net assets at beginning of year	-	-	-	-	-	58,223	-	-
Net assets at end of year	$45,242	$3,255	$4,746	$2,895	$10,441	$92,604	$58,223	$5,269
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
	2012	2012	2012	2012	*2011	2012	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(90)	$(17)	$26	$3,314	$3,798	$(88)	$44	$(293)
Capital gains distributions	-	-	265	937	481	1,384	-	250
Realized capital gain (loss) on sales of fund shares	-	(68)	-	896	(159)	62	-	(9,064)
Change in unrealized appreciation/depreciation on investments during the year	705	562	85	3,786	(4,075)	(1,121)	25	-
Net increase (decrease) in net assets from operations	615	477	376	8,933	45	237	69	(9,107)

From contract owner transactions:
Variable annuity deposits	-	-	-	662	-	17,169	-	-
Contract owner maintenance charges	-	-	-	(76)	(30)	-	-	(54)
Terminations and withdrawals	-	-	-	(3,506)	(2,766)	(4,533)	-	(1,775)
Transfers between subaccounts, net	613,447	103,632	3,999	(1,188)	69,521	8,024	5,333	10,936
Net increase (decrease) in net assets from contract owner transactions	613,447	103,632	3,999	(4,108)	66,725	20,660	5,333	9,107
Net increase (decrease) in net assets	614,062	104,109	4,375	4,825	66,770	20,897	5,402	-
Net assets at beginning of year	-	-	-	66,770	-	-	-	-
Net assets at end of year	$614,062	$104,109	$4,375	$71,595	$66,770	$20,897	$5,402	$-
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Investors Trust	MFS VIT New Discovery	MFS VIT Research	MFS VIT Research Bond	MFS VIT Research International
	2012	2012	2012	2012	2012	2012	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$706	$2,656	$(19)	$(2)	$39	$4,214	$113	$(3)
Capital gains distributions	-	1,292	-	-	-	1,297	-	-
Realized capital gain (loss) on sales of fund shares	2	203	-	(75)	141	649	-	-
Change in unrealized appreciation/depreciation on investments during the year	4,199	1,902	121	-	2,507	4,630	649	(223)
Net increase (decrease) in net assets from operations	4,907	6,053	102	(77)	2,687	10,790	762	(226)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	42,923	103,016	-	-
Contract owner maintenance charges	(20)	(65)	(5)	-	-	(91)	(4)	(1)
Terminations and withdrawals	-	(6,089)	-	-	(11,066)	(32,429)	(50)	-
Transfers between subaccounts, net	115,439	178,257	16,141	77	-	277,673	2,354	3,887
Net increase (decrease) in net assets from contract owner transactions	115,419	172,103	16,136	77	31,857	348,169	2,300	3,886
Net increase (decrease) in net assets	120,326	178,156	16,238	-	34,544	358,959	3,062	3,660
Net assets at beginning of year	-	-	-	-	-	-	3,660	-
Net assets at end of year	$120,326	$178,156	$16,238	$-	$34,544	$358,959	$6,722	$3,660
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	MFS VIT Total Return	MFS VIT Utilities		Neuberger Berman AMT Guardian		Neuberger Berman AMT Large Cap Value		Neuberger Berman AMT Socially Responsive
	2012	2012	*2011	2012	2011	2012	2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$8,304	$(10)	$(18)	$10	$(1)	$(32)	$(7)
Capital gains distributions	-	-	-	76	-	-	-	-
Realized capital gain (loss) on sales of fund shares	10	5,814	-	273	329	(259)	(3,510)	1
Change in unrealized appreciation/depreciation on investments during the year	-	(1,199)	2,923	988	(1,388)	350	2,901	185
Net increase (decrease) in net assets from operations	10	12,919	2,913	1,319	(1,049)	90	(641)	179

From contract owner transactions:
Variable annuity deposits	-	23,500	-	-	-	-	7	-
Contract owner maintenance charges	-	(25)	-	-	-	-	(4)	-
Terminations and withdrawals	-	(2,268)	-	(187)	(111)	(3)	(235)	(30)
Transfers between subaccounts, net	(10)	(22,344)	62,501	(4,124)	8,648	(915)	(14,256)	2,998
Net increase (decrease) in net assets from contract owner transactions	(10)	(1,137)	62,501	(4,311)	8,537	(918)	(14,488)	2,968
Net increase (decrease) in net assets	-	11,782	65,414	(2,992)	7,488	(828)	(15,129)	3,147
Net assets at beginning of year	-	65,414	-	12,665	5,177	828	15,957	-
Net assets at end of year	$-	$77,196	$65,414	$9,673	$12,665	$-	$828	$3,147
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Oppenheimer Global Securities Fund/VA	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer Main Street Small- & Mid-Cap Fund/VA		PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
	2012	2012	*2011	2012	2011	2012	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(32)	$340	$(2)	$(78)	$(13)	$7,290	$1,117	$241
Capital gains distributions	-	68	-	-	-	-	4,460	-
Realized capital gain (loss) on sales of fund shares	6	(89)	-	(4,641)	1,206	181	6,505	(1)
Change in unrealized appreciation/depreciation on investments during the year	2,434	232	22	337	(1,213)	9,454	(7,751)	(938)
Net increase (decrease) in net assets from operations	2,408	551	20	(4,382)	(20)	16,925	4,331	(698)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	3	-	-	-
Contract owner maintenance charges	(8)	-	-	(18)	-	(26)	(57)	(2)
Terminations and withdrawals	-	(15)	-	(973)	(70)	(4,295)	(1,499)	-
Transfers between subaccounts, net	95,068	(38)	3,848	1,835	(2,998)	172,359	126,738	5,001
Net increase (decrease) in net assets from contract owner transactions	95,060	(53)	3,848	844	(3,065)	168,038	125,182	4,999
Net increase (decrease) in net assets	97,468	498	3,868	(3,538)	(3,085)	184,963	129,513	4,301
Net assets at beginning of year	-	3,868	-	6,139	9,224	-	4,301	-
Net assets at end of year	$97,468	$4,366	$3,868	$2,601	$6,139	$184,963	$133,814	$4,301
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)		PIMCO VIT High Yield
	2012	*2011	2012	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$12,108	$454	$28	$328	$327	$35,714	$3,796
Capital gains distributions	-	-	-	1,300	497	-	-
Realized capital gain (loss) on sales of fund shares	9,710	(1)	(56)	329	2	7,995	(5,821)
Change in unrealized appreciation/depreciation on investments during the year	28,159	174	-	(110)	(42)	32,828	369
Net increase (decrease) in net assets from operations	49,977	627	(28)	1,847	784	76,537	(1,656)

From contract owner transactions:
Variable annuity deposits	285,049	10,516	-	216	7,571	59,143	28,695
Contract owner maintenance charges	(51)	-	-	(71)	(56)	(146)	(1)
Terminations and withdrawals	(11,790)	(49)	-	(1,549)	-	(66,151)	(565)
Transfers between subaccounts, net	292,335	75,494	28	(221)	14,127	3,199,805	37,529
Net increase (decrease) in net assets from contract owner transactions	565,543	85,961	28	(1,625)	21,642	3,192,651	65,658
Net increase (decrease) in net assets	615,520	86,588	-	222	22,426	3,269,188	64,002
Net assets at beginning of year	86,588	-	-	22,426	-	110,743	46,741
Net assets at end of year	$702,108	$86,588	$-	$22,648	$22,426	$3,379,931	$110,743
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT Low Duration Administrative Class		PIMCO VIT Low Duration Advisor Class		PIMCO VIT Real Return Administrative Class		PIMCO VIT Real Return Advisor Class
	2012	2011	2012	*2011	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,210	$1,347	$3,172	$174	$302	$1,021	$1,451	$759
Capital gains distributions	-	-	-	-	2,157	1,212	23,871	1,504
Realized capital gain (loss) on sales of fund shares	313	1,488	991	(538)	277	3,993	13,585	1,604
Change in unrealized appreciation/depreciation on investments during the year	2,715	(1,599)	4,057	(199)	645	(644)	(12,847)	(311)
Net increase (decrease) in net assets from operations	4,238	1,236	8,220	(563)	3,381	5,582	26,060	3,556

From contract owner transactions:
Variable annuity deposits	-	270	353,969	810	-	-	157,511	23,068
Contract owner maintenance charges	(409)	(446)	(93)	(9)	(199)	(189)	(141)	(1)
Terminations and withdrawals	(4,423)	(3,194)	(5,015)	(144)	(2,800)	(554)	(17,355)	(621)
Transfers between subaccounts, net	(8,000)	(47,295)	53,554	23,471	-	(27,140)	345,971	26,034
Net increase (decrease) in net assets from contract owner transactions	(12,832)	(50,665)	402,415	24,128	(2,999)	(27,883)	485,986	48,480
Net increase (decrease) in net assets	(8,594)	(49,429)	410,635	23,565	382	(22,301)	512,046	52,036
Net assets at beginning of year	84,860	134,289	23,565	-	41,917	64,218	52,036	-
Net assets at end of year	$76,266	$84,860	$434,200	$23,565	$42,299	$41,917	$564,082	$52,036
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	PIMCO VIT Total Return Administrative Class		PIMCO VIT Total Return Advisor Class		Rydex VT Banking		Rydex VT Basic Materials
	2012	2011	2012	*2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,294	$14,402	$11,421	$2,726	$34	$(22)	$(278)	$(582)
Capital gains distributions	7,108	7,347	15,808	3,125	114	-	4,553	10,293
Realized capital gain (loss) on sales of fund shares	6,418	13,183	15,411	(2,870)	3,867	(1,248)	(17,990)	7,489
Change in unrealized appreciation/depreciation on investments during the year	14,560	(11,710)	4,306	(2,507)	2,545	(939)	17,228	(38,150)
Net increase (decrease) in net assets from operations	37,380	23,222	46,946	474	6,560	(2,209)	3,513	(20,950)

From contract owner transactions:
Variable annuity deposits	-	238	230,217	37,083	1,152	864	961	1,296
Contract owner maintenance charges	(425)	(681)	(365)	(96)	(45)	(20)	(21)	(22)
Terminations and withdrawals	(140,801)	(102,854)	(39,052)	(3,866)	(1,013)	(381)	(25,348)	(20,607)
Transfers between subaccounts, net	(21,934)	(277,616)	407,651	275,360	61,680	(19,767)	72,752	(124,092)
Net increase (decrease) in net assets from contract owner transactions	(163,160)	(380,913)	598,451	308,481	61,774	(19,304)	48,344	(143,425)
Net increase (decrease) in net assets	(125,780)	(357,691)	645,397	308,955	68,334	(21,513)	51,857	(164,375)
Net assets at beginning of year	504,396	862,087	308,955	-	4,002	25,515	59,821	224,196
Net assets at end of year	$378,616	$504,396	$954,352	$308,955	$72,336	$4,002	$111,678	$59,821
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Biotechnology		Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(107)	$(58)	$(533)	$4,152	$1,099	$1,039	$(1,080)	$(214)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,051	(2,095)	(37,466)	(4,352)	11,095	14,864	83,876	27,158
Change in unrealized appreciation/depreciation on investments during the year	880	957	1,092	(3,164)	(3,811)	(2,650)	(41,094)	824
Net increase (decrease) in net assets from operations	6,824	(1,196)	(36,907)	(3,364)	8,383	13,253	41,702	27,768

From contract owner transactions:
Variable annuity deposits	-	223	1,260	1,260	468	432	498	49,991
Contract owner maintenance charges	(7)	(5)	(38)	(27)	(25)	(19)	(226)	(12)
Terminations and withdrawals	(283)	(318)	(15,907)	(480)	(30,414)	(16,747)	(726)	(692)
Transfers between subaccounts, net	(2,596)	17,702	52,470	3,839	(25,792)	41,822	2,543,066	24,099
Net increase (decrease) in net assets from contract owner transactions	(2,886)	17,602	37,785	4,592	(55,763)	25,488	2,542,612	73,386
Net increase (decrease) in net assets	3,938	16,406	878	1,228	(47,380)	38,741	2,584,314	101,154
Net assets at beginning of year	19,139	2,733	10,918	9,690	150,253	111,512	194,232	93,078
Net assets at end of year	$23,077	$19,139	$11,796	$10,918	$102,873	$150,253	$2,778,546	$194,232
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Electronics		Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(219)	$(339)	$(132)	$(248)	$(96)	$(127)	$123	$(54)
Capital gains distributions	-	40,163	8,247	75	5,070	2,223	-	-
Realized capital gain (loss) on sales of fund shares	(15,881)	(36,097)	(7,250)	9,561	(5,488)	2,039	2,607	208
Change in unrealized appreciation/depreciation on investments during the year	18,915	(15,829)	(4,611)	(6,392)	630	(4,475)	1,865	(222)
Net increase (decrease) in net assets from operations	2,815	(12,102)	(3,746)	2,996	116	(340)	4,595	(68)

From contract owner transactions:
Variable annuity deposits	-	-	1,170	651	1,314	909	-	15
Contract owner maintenance charges	-	-	(34)	(37)	(40)	(47)	(6)	(4)
Terminations and withdrawals	(22,225)	(26,696)	(1,960)	(1,126)	(632)	(843)	(1,353)	(346)
Transfers between subaccounts, net	(1,242)	575	46,830	(109,572)	(14,526)	3,272	23,284	(23,472)
Net increase (decrease) in net assets from contract owner transactions	(23,467)	(26,121)	46,006	(110,084)	(13,884)	3,291	21,925	(23,807)
Net increase (decrease) in net assets	(20,652)	(38,223)	42,260	(107,088)	(13,768)	2,951	26,520	(23,875)
Net assets at beginning of year	58,991	97,214	12,182	119,270	31,162	28,211	13,315	37,190
Net assets at end of year	$38,339	$58,991	$54,442	$12,182	$17,394	$31,162	$39,835	$13,315
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Financial Services		Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care		Rydex VT Internet
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8	$(16)	$830	$1,875	$(418)	$(121)	$(56)	$(136)
Capital gains distributions	-	-	59,144	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	29	(379)	(22,883)	75,163	3,833	(1,784)	4,768	809
Change in unrealized appreciation/depreciation on investments during the year	312	(54)	(41,514)	8,775	9,340	(1,285)	(3,383)	(6,930)
Net increase (decrease) in net assets from operations	349	(449)	(4,423)	85,813	12,755	(3,190)	1,329	(6,257)

From contract owner transactions:
Variable annuity deposits	-	-	-	103,198	34,658	1,080	-	-
Contract owner maintenance charges	(4)	(1)	(139)	(164)	(64)	(36)	-	(3)
Terminations and withdrawals	(77)	(70)	(10,145)	(6,762)	(2,415)	(714)	-	(150)
Transfers between subaccounts, net	23,801	826	(19,890)	15,083	65,397	6,883	(45,073)	(5,472)
Net increase (decrease) in net assets from contract owner transactions	23,720	755	(30,174)	111,355	97,576	7,213	(45,073)	(5,625)
Net increase (decrease) in net assets	24,069	306	(34,597)	197,168	110,331	4,023	(43,744)	(11,882)
Net assets at beginning of year	306	-	208,510	11,342	35,666	31,643	43,744	55,626
Net assets at end of year	$24,375	$306	$173,913	$208,510	$145,997	$35,666	$-	$43,744
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Inverse Dow 2x Strategy		Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy		Rydex VT Inverse NASDAQ-100 Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(159)	$(34)	$(513)	$(22)	$(101)	$(141)	$(130)	$(148)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(38,884)	1,128	2,161	(1,671)	(1,861)	620	(5,437)	(2,986)
Change in unrealized appreciation/depreciation on investments during the year	(2,820)	(283)	(57)	-	-	-	(179)	-
Net increase (decrease) in net assets from operations	(41,863)	811	1,591	(1,693)	(1,962)	479	(5,746)	(3,134)

From contract owner transactions:
Variable annuity deposits	-	-	154,259	-	-	-	-	9
Contract owner maintenance charges	(3)	(3)	(38)	(8)	-	-	-	(6)
Terminations and withdrawals	(251)	(302)	(898)	-	(368)	(631)	(1,992)	(614)
Transfers between subaccounts, net	124,338	12,980	(140,745)	1,701	2,330	152	13,295	3,745
Net increase (decrease) in net assets from contract owner transactions	124,084	12,675	12,578	1,693	1,962	(479)	11,303	3,134
Net increase (decrease) in net assets	82,221	13,486	14,169	-	-	-	5,557	-
Net assets at beginning of year	13,493	7	-	-	-	-	-	-
Net assets at end of year	$95,714	$13,493	$14,169	$-	$-	$-	$5,557	$-
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Inverse Russell 2000 Strategy		Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy	Rydex VT Leisure
	2012	2011	2012	2011	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(51)	$(209)	$(160)	$(200)	$(4)	$(147)	$(11)
Capital gains distributions	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(719)	(392)	(13,333)	(12,074)	(3,114)	4,595	(6,334)
Change in unrealized appreciation/depreciation on investments during the year	-	-	3,650	3,050	-	71	(452)
Net increase (decrease) in net assets from operations	(770)	(601)	(9,843)	(9,224)	(3,118)	4,519	(6,797)

From contract owner transactions:
Variable annuity deposits	-	50	-	-	1	-	8
Contract owner maintenance charges	-	(8)	-	(4)	-	(32)	(1)
Terminations and withdrawals	(163)	(760)	(7,972)	(5,095)	-	(1,754)	(17)
Transfers between subaccounts, net	933	(39,289)	(15,533)	21,974	3,117	242	1,067
Net increase (decrease) in net assets from contract owner transactions	770	(40,007)	(23,505)	16,875	3,118	(1,544)	1,057
Net increase (decrease) in net assets	-	(40,608)	(33,348)	7,651	-	2,975	(5,740)
Net assets at beginning of year	-	40,608	46,666	39,015	-	-	5,740
Net assets at end of year	$-	$-	$13,318	$46,666	$-	$2,975	$-
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Mid-Cap 1.5x Strategy		Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy		Rydex VT Nova
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(310)	$(247)	$(1,082)	$(369)	$(110)	$(4)	$(206)	$(65)
Capital gains distributions	-	-	-	-	-	1,162	-	-
Realized capital gain (loss) on sales of fund shares	19,395	17,951	70,058	(7,190)	(11,029)	(2,768)	7,607	2,542
Change in unrealized appreciation/depreciation on investments during the year	(3,706)	(5,334)	1,146	(1,617)	36	(33)	(319)	(1,875)
Net increase (decrease) in net assets from operations	15,379	12,370	70,122	(9,176)	(11,103)	(1,643)	7,082	602

From contract owner transactions:
Variable annuity deposits	-	-	57,448	-	-	5	-	-
Contract owner maintenance charges	(6)	(6)	(21)	(6)	(2)	-	(7)	(3)
Terminations and withdrawals	(3,630)	(706)	(6,104)	(1,543)	(190)	-	(2,769)	(425)
Transfers between subaccounts, net	34,616	20,223	(95,311)	45,744	10,958	3,380	(11,443)	8,972
Net increase (decrease) in net assets from contract owner transactions	30,980	19,511	(43,988)	44,195	10,766	3,385	(14,219)	8,544
Net increase (decrease) in net assets	46,359	31,881	26,134	35,019	(337)	1,742	(7,137)	9,146
Net assets at beginning of year	105,511	73,630	130,730	95,711	1,742	-	28,473	19,327
Net assets at end of year	$151,870	$105,511	$156,864	$130,730	$1,405	$1,742	$21,336	$28,473
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Precious Metals		Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,012)	$(887)	$700	$3,307	$(34)	$(22)	$(217)	$(230)
Capital gains distributions	70,269	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(43,433)	13,945	44,395	4,663	-	(1,138)	9,563	13,503
Change in unrealized appreciation/depreciation on investments during the year	(49,759)	(94,125)	4,909	(15,767)	29	(29)	(1,831)	(3,789)
Net increase (decrease) in net assets from operations	(24,935)	(81,067)	50,004	(7,797)	(5)	(1,189)	7,515	9,484

From contract owner transactions:
Variable annuity deposits	382,138	2,160	1,266	1,530	-	3	-	-
Contract owner maintenance charges	(573)	(938)	(111)	(81)	(2)	(1)	(7)	(6)
Terminations and withdrawals	(23,670)	(58,922)	(34,936)	(30,102)	(32)	(95)	(2,546)	(624)
Transfers between subaccounts, net	127,762	(51,951)	1,015,564	38,612	(3,412)	(4,412)	(29,358)	20,473
Net increase (decrease) in net assets from contract owner transactions	485,657	(109,651)	981,783	9,959	(3,446)	(4,505)	(31,911)	19,843
Net increase (decrease) in net assets	460,722	(190,718)	1,031,787	2,162	(3,451)	(5,694)	(24,396)	29,327
Net assets at beginning of year	190,757	381,475	134,438	132,276	3,451	9,145	105,785	76,458
Net assets at end of year	$651,479	$190,757	$1,166,225	$134,438	$-	$3,451	$81,389	$105,785
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Russell 2000 2x Strategy		Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3)	$-	$(32)	$(9)	$(1,739)	$(618)	$3,133	$(380)
Capital gains distributions	-	122	-	-	8,677	-	-	-
Realized capital gain (loss) on sales of fund shares	26	(486)	1,236	1,795	83,724	(4,342)	105,588	(9,823)
Change in unrealized appreciation/depreciation on investments during the year	354	(171)	24	(1,223)	4,093	(18,359)	3,962	(9,838)
Net increase (decrease) in net assets from operations	377	(535)	1,228	563	94,755	(23,319)	112,683	(20,041)

From contract owner transactions:
Variable annuity deposits	-	-	-	4	51,830	101,484	884	25,522
Contract owner maintenance charges	-	-	(1)	-	(81)	(25)	(55)	(23)
Terminations and withdrawals	-	-	(1,919)	-	(16,111)	(2,570)	(6,501)	(2,246)
Transfers between subaccounts, net	2,916	1,982	(1,205)	(3,118)	(87,654)	(49,337)	(50,205)	(36,472)
Net increase (decrease) in net assets from contract owner transactions	2,916	1,982	(3,125)	(3,114)	(52,016)	49,552	(55,877)	(13,219)
Net increase (decrease) in net assets	3,293	1,447	(1,897)	(2,551)	42,739	26,233	56,806	(33,260)
Net assets at beginning of year	1,447	-	1,897	4,448	127,216	100,983	59,765	93,025
Net assets at end of year	$4,740	$1,447	$-	$1,897	$169,955	$127,216	$116,571	$59,765
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT S&P MidCap 400 Pure Growth		Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth		Rydex VT S&P SmallCap 600 Pure Value
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(183)	$(121)	$(183)	$(36)	$(279)	$(113)	$(334)	$(74)
Capital gains distributions	1,098	2,129	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(795)	(9,863)	6,610	(483)	(283)	(13,770)	(3,812)	677
Change in unrealized appreciation/depreciation on investments during the year	1,694	(3,373)	821	292	(535)	892	2,125	294
Net increase (decrease) in net assets from operations	1,814	(11,228)	7,248	(227)	(1,097)	(12,991)	(2,021)	897

From contract owner transactions:
Variable annuity deposits	-	14,816	-	-	-	7	-	-
Contract owner maintenance charges	(9)	(6)	(15)	(5)	(10)	(5)	(36)	(20)
Terminations and withdrawals	(1,953)	(1,369)	(5,060)	(1,091)	(2,796)	(270)	(2,995)	(1,339)
Transfers between subaccounts, net	12,404	27,880	5,656	36,644	(39,817)	74,359	46,775	71,926
Net increase (decrease) in net assets from contract owner transactions	10,442	41,321	581	35,548	(42,623)	74,091	43,744	70,567
Net increase (decrease) in net assets	12,256	30,093	7,829	35,321	(43,720)	61,100	41,723	71,464
Net assets at beginning of year	39,377	9,284	35,321	-	61,100	-	75,682	4,218
Net assets at end of year	$51,633	$39,377	$43,150	$35,321	$17,380	$61,100	$117,405	$75,682
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT Strengthening Dollar 2x Strategy		Rydex VT Technology		Rydex VT Telecommunications		Rydex VT Transportation
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(212)	$(288)	$(153)	$(158)	$(54)	$575	$(174)	$(54)
Capital gains distributions	-	-	1,511	4,808	-	1,791	-	-
Realized capital gain (loss) on sales of fund shares	(1,808)	(3,175)	(1,021)	1,654	1,558	394	3,497	1,378
Change in unrealized appreciation/depreciation on investments during the year	(3,885)	4,436	5,218	(10,464)	2,439	(2,801)	6,629	(1,252)
Net increase (decrease) in net assets from operations	(5,905)	973	5,555	(4,160)	3,943	(41)	9,952	72

From contract owner transactions:
Variable annuity deposits	-	-	1,350	630	-	4	-	-
Contract owner maintenance charges	(2)	(4)	(31)	(30)	(19)	(2)	(24)	(1)
Terminations and withdrawals	(233)	(772)	(1,188)	(299)	(356)	(14)	(1,080)	(88)
Transfers between subaccounts, net	(54,893)	77,025	(71,156)	40,764	64,442	47,527	42,948	27,173
Net increase (decrease) in net assets from contract owner transactions	(55,128)	76,249	(71,025)	41,065	64,067	47,515	41,844	27,084
Net increase (decrease) in net assets	(61,033)	77,222	(65,470)	36,905	68,010	47,474	51,796	27,156
Net assets at beginning of year	94,816	17,594	73,649	36,744	49,677	2,203	52,382	25,226
Net assets at end of year	$33,783	$94,816	$8,179	$73,649	$117,687	$49,677	$104,178	$52,382
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Rydex VT U.S. Government Money Market		Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		T. Rowe Price Blue Chip Growth
	2012	2011	2012	2011	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(17,972)	$(5,842)	$1,092	$916	$(68)	$(17)	$(399)	$(21)
Capital gains distributions	39	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	-	1,975	(793)	(491)	826	2,021	(2)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(1,166)	34	80	(925)	5,032	(770)
Net increase (decrease) in net assets from operations	(17,933)	(5,842)	1,901	157	(479)	(116)	6,654	(793)

From contract owner transactions:
Variable annuity deposits	23,181,082	2,188,334	-	275	-	-	128,770	3,785
Contract owner maintenance charges	(1,170)	(1,179)	(66)	(65)	(3)	-	(10)	(5)
Terminations and withdrawals	(1,192,405)	(183,394)	(1,348)	(1,032)	(194)	-	(13,059)	-
Transfers between subaccounts, net	(13,359,094)	(1,128,355)	8,651	(16,107)	32,405	6,620	(72,988)	10,003
Net increase (decrease) in net assets from contract owner transactions	8,628,413	875,406	7,237	(16,929)	32,208	6,620	42,713	13,783
Net increase (decrease) in net assets	8,610,480	869,564	9,138	(16,772)	31,729	6,504	49,367	12,990
Net assets at beginning of year	1,914,302	1,044,738	23,514	40,286	6,504	-	12,990	-
Net assets at end of year	$10,524,782	$1,914,302	$32,652	$23,514	$38,233	$6,504	$62,357	$12,990
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond		Templeton Developing Markets Securities
	2012	*2011	2012	*2011	2012	*2011	2012	2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$907	$87	$(498)	$(10)	$1,875	$69	$1,759	$1,300
Capital gains distributions	-	-	2,164	-	347	40	-	-
Realized capital gain (loss) on sales of fund shares	72	(2)	27,687	-	16	-	(1,728)	5,226
Change in unrealized appreciation/depreciation on investments during the year	4,905	(497)	121	3,106	(308)	(160)	27,602	(29,398)
Net increase (decrease) in net assets from operations	5,884	(412)	29,474	3,096	1,930	(51)	27,633	(22,872)

From contract owner transactions:
Variable annuity deposits	22,205	5,678	12,000	-	136,481	-	184,494	14,809
Contract owner maintenance charges	(12)	(6)	(28)	-	(23)	(5)	(56)	(8)
Terminations and withdrawals	(119)	-	(1,209)	-	(28,841)	-	(5,107)	(1,289)
Transfers between subaccounts, net	21,646	10,003	18,885	62,501	53,378	10,003	(15,883)	(64,303)
Net increase (decrease) in net assets from contract owner transactions	43,720	15,675	29,648	62,501	160,995	9,998	163,448	(50,791)
Net increase (decrease) in net assets	49,604	15,263	59,122	65,597	162,925	9,947	191,081	(73,663)
Net assets at beginning of year	15,263	-	65,597	-	9,947	-	158,527	232,190
Net assets at end of year	$64,867	$15,263	$124,719	$65,597	$172,872	$9,947	$349,608	$158,527
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Templeton Foreign Securities	Templeton Global Bond Securities		Templeton Growth Securities	Third Avenue Value	Van Eck VIP Global Hard Assets		Wells Fargo Advantage Omega Growth VT
	2011	2012	*2011	2012	2012	2012	*2011	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,879	$22,221	$(18)	$962	$155	$907	$(43)	$(72)
Capital gains distributions	-	613	-	-	-	4,812	-	-
Realized capital gain (loss) on sales of fund shares	(8,678)	199	(14)	4,651	(207)	(1,024)	(23)	(3,104)
Change in unrealized appreciation/depreciation on investments during the year	(8,583)	51,105	(630)	-	210	8,087	(4,239)	-
Net increase (decrease) in net assets from operations	(15,382)	74,138	(662)	5,613	158	12,782	(4,305)	(3,176)

From contract owner transactions:
Variable annuity deposits	-	712,190	9,014	98,786	-	272,237	16,194	-
Contract owner maintenance charges	-	-	-	-	-	(6)	(1)	(12)
Terminations and withdrawals	(1,325)	(4,955)	(41)	(120)	-	(3,871)	(77)	(1,050)
Transfers between subaccounts, net	(114,176)	49,663	3,647	(104,279)	5,399	12,468	12,461	4,238
Net increase (decrease) in net assets from contract owner transactions	(115,501)	756,898	12,620	(5,613)	5,399	280,828	28,577	3,176
Net increase (decrease) in net assets	(130,883)	831,036	11,958	-	5,557	293,610	24,272	-
Net assets at beginning of year	130,883	11,958	-	-	-	24,272	-	-
Net assets at end of year	$-	$842,994	$11,958	$-	$5,557	$317,882	$24,272	$-
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011

	Wells Fargo Advantage Opportunity VT		Wells Fargo Advantage Small Cap Value VT
	2012	2011	2012	*2011
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(28)	$(37)	$460	$(1)
Capital gains distributions	2	-	-	-
Realized capital gain (loss) on sales of fund shares	295	2,849	815	-
Change in unrealized appreciation/depreciation on investments during the year	1,318	(4,249)	9,593	(256)
Net increase (decrease) in net assets from operations	1,587	(1,437)	10,868	(257)

From contract owner transactions:
Variable annuity deposits	-	-	-	-
Contract owner maintenance charges	-	-	-	-
Terminations and withdrawals	(132)	(352)	(1,464)	-
Transfers between subaccounts, net	5,723	(13,046)	(30,996)	106,741
Net increase (decrease) in net assets from contract owner transactions	5,591	(13,398)	(32,460)	106,741
Net increase (decrease) in net assets	7,178	(14,835)	(21,592)	106,484
Net assets at beginning of year	9,903	24,738	106,484	-
Net assets at end of year	$17,081	$9,903	$84,892	$106,484
*For the period from April 1, 2011 (inception date) to December 31, 2011. See accompanying notes. .

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements

December 31, 2012

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV – EliteDesigns Variable Annuity (EliteDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for EliteDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio (9)	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth (8)	S	Fred Alger Management, Inc.	-
AllianceBernstein VPS Global Thematic Growth (9)	-	AllianceBernstein LP	-
AllianceBernstein VPS Growth and Income (9)	-	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value (9)	-	AllianceBernstein LP	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection (9)	-	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I. (8)	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I. (6)	Class 3	BlackRock Advisors LLC	BlackRock International, Ltd BlackRock Investment Management, LLC
BlackRock Global Opportunities V.I. (6)	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock High Yield V.I. (9)	-	BlackRock Advisors LLC	Blackrock Financial Management, Inc
BlackRock Large Cap Core V.I. (6)	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
BlackRock Large Cap Growth V.I. (8)	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
Dimensional VA Global Bond Portfolio (9)	-	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio (9)	-	Dimensional Fund Advisors LP	DFA Australia Limited
Dimensional VA International Value Portfolio (9)	-	Dimensional Fund Advisors LP	-
Dimensional VA Short-Term Fixed Portfolio (9)	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Large Value Portfolio (9)	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio (9)	-	Dimensional Fund Advisors LP	-
Direxion Dynamic VP HY Bond (7)(10)	-	Rafferty Asset Management, LLC	-
Dreyfus IP Small Cap Stock Index (9)	-	The Dreyfus Corporation	-
Dreyfus IP Technology Growth (9)	Service	The Dreyfus Corporation	-
Dreyfus Stock Index (9)	-	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation (9)	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value (10)	Service	The Dreyfus Corporation	-
DWS Capital Growth VIP (8)	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Core Equity VIP (2)(8)	B	Deutsche Inv Mgmt Americas Inc.	QS Investors LLC
DWS Dreman Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	Dreman Value Management LLC
DWS Global Small Cap Growth VIP (6)	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Thematic VIP (8)	B	Deutsche Inv Mgmt Americas Inc.	Global Thematic Partners, LLC
DWS Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS High Income VIP (9)	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Large Cap Value VIP (8)	B	Deutsche Inv Mgmt Americas Inc.	-
Federated Fund for U.S. Government Securities II (7)(10)	II	Federated Investment Management Company	-
Federated High Income Bond II (10)	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets (9)	-	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income (6)	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities (10)	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income (9)	-	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas (8)	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Real Estate	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income (6)	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Franklin Flex Cap Growth Securities (8)	2	Franklin Advisers, Inc.	-
Franklin Growth & Income Securities (6)	2	Franklin Advisers, Inc.	-
Franklin High Income Securities	2	Franklin Advisers, Inc.	-
Franklin Income Securities (6)	2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Large Cap Growth Securities (8)	2	Franklin Advisers, Inc.	-
Franklin Large Cap Value Securities (8)	2	Franklin Advisory Services, LLC	-
Franklin Mutual Global Discovery Securities (6)	2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Mutual Shares Securities (6)	2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends Securities (6)	2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value Securities (6)	2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth Securities	2	Franklin Advisers, Inc.	-
Franklin Strategic Income Securities	2	Franklin Advisers, Inc.	-
Franklin US Government Securities	2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Government Income	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Growth Opportunities (6)	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value (6)	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth (8)	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equities (6)	Service	Goldman Sachs Asset Management International	-
Goldman Sachs VIT Structured Small Cap Equities (8)	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VT All Cap Value (1)(8)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Aggressive Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Conservative Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT All-Asset Moderate Strategy (1)	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo (1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Clermont (1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT CLS AdvisorOne Select Allocation (1)	-	Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Guggenheim VT DWA Flexible Allocation (9)	-	Guggenheim Investments	-
Guggenheim VT DWA Sector Rotation (9)	-	Guggenheim Investments	-
Guggenheim VT Global Managed Futures Strategy (1)(5)	-	Guggenheim Investments	-
Guggenheim VT High Yield (1)	-	Guggenheim Investments	-
Guggenheim VT Large Cap Concentrated Growth (1)	-	Guggenheim Investments	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VT Large Cap Core (9)	-	Guggenheim Investments	-
Guggenheim VT Large Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT Managed Asset Allocation (1)(8)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Growth (1)(8)(10)	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT MSCI EAFE Equal Weight (1)	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies (1)	-	Guggenheim Investments	-
Guggenheim VT Small Cap Growth (9)	-	Guggenheim Investments	-
Guggenheim VT Small Cap Value (1)	-	Guggenheim Investments	-
Guggenheim VT U.S. Intermediate Bond (9)	-	Guggenheim Investments	-
Guggenheim VT U.S. Long Short Momentum (1)	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation (9)	II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation (9)	II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation (9)	II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation (9)	II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation (9)	II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate (9)	-	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate (9)	-	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities (9)	Series II	ING Investments, LLC	ING Investment Management Co.
Innealta Capital Country Rotation (9)	-	Al Frank Asset Management Inc	-
Innealta Capital Sector Rotation (9)	-	Al Frank Asset Management Inc	-
Invesco V.I. Core Equity (8)	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity (2)(6)	Series II	Invesco Advisers, Inc.	Morgan Stanley Investment Mgmt Ltd
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities (6)(10)	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index (9)	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity (6)	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Utilities	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. American Franchise (2)	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. American Value (3)(6)	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Equity and Income (6)	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Growth and Income (6)	Series II	Invesco Advisers, Inc.	-
Invesco Van Kampen V.I. Mid Cap Growth (8)	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy (8)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities (8)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Growth (8)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities (8)	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value (6)	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value (6)	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty (6)	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio (6)	Service	Janus Capital Management LLC	-
Janus Aspen Overseas (6)	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value (6)	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust International Equity Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid Growth Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust MidCap Growth Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio (9)	-	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio (9)	2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC (4)(8)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC (8)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC (6)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC (8)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC (6)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC (6)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC (2)(6)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC (6)	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC (8)	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity (9)	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield (9)	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Growth Stock (8)	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust (6)	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery (6)	Service	Massachusetts Financial Services Company	-
MFS VIT Research (6)	Service	Massachusetts Financial Services Company	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS VIT Research Bond (6)	Service	Massachusetts Financial Services Company	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return (6)	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt (9)	-	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity (9)	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co. Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value (2)(10)	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive (6)	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Securities Fund/VA (6)	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA (8)	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset (6)	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged) (6)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration (10)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return (10)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term (9)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return (10)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT (9)	II	Pioneer Investment Management Inc	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Emerging Markets VCT (9)	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT (9)	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT (9)	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT (9)	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT (9)	II	Pioneer Investment Management Inc	-
Power Income VIT (9)	-	W.E. Donoghue & Co., Inc.	-
Putnam VT Absolute Return 500 (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager (9)	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rydex VT Banking	-	Guggenheim Investments	-
Rydex VT Basic Materials	-	Guggenheim Investments	-
Rydex VT Biotechnology	-	Guggenheim Investments	-
Rydex VT Commodities Strategy	-	Guggenheim Investments	-
Rydex VT Consumer Products	-	Guggenheim Investments	-
Rydex VT Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Electronics	-	Guggenheim Investments	-
Rydex VT Energy	-	Guggenheim Investments	-
Rydex VT Energy Services	-	Guggenheim Investments	-
Rydex VT Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VT Financial Services	-	Guggenheim Investments	-
Rydex VT Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Health Care	-	Guggenheim Investments	-
Rydex VT Internet	-	Guggenheim Investments	-
Rydex VT Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VT Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VT Japan 2x Strategy (7)	-	Guggenheim Investments	-
Rydex VT Leisure	-	Guggenheim Investments	-
Rydex VT Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT NASDAQ-100	-	Guggenheim Investments	-
Rydex VT NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VT Nova	-	Guggenheim Investments	-
Rydex VT Precious Metals	-	Guggenheim Investments	-
Rydex VT Real Estate	-	Guggenheim Investments	-
Rydex VT Retailing	-	Guggenheim Investments	-
Rydex VT Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VT Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VT Technology	-	Guggenheim Investments	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Telecommunications	-	Guggenheim Investments	-
Rydex VT Transportation	-	Guggenheim Investments	-
Rydex VT U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VT Utilities	-	Guggenheim Investments	-
Rydex VT Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets Securities	2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign Securities (7)	2	Templeton Investment Counsel, LLC	-
Templeton Global Bond Securities	2	Franklin Advisers, Inc.	-
Templeton Growth Securities (6)	2	Templeton Global Advisors Ltd.	Templeton Asset Management Ltd. (SG)
Third Avenue Value (6)	-	Third Avenue Management LLC	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Wells Fargo Advantage International Equity VT (8)	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT (8)	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT (6)	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond (9)	Class II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Co. (Singapore) Western Asset Management Co.

(1)
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim”, although SBL Fund’s legal name did not change.  In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex | SGI.

(2)
Prior to April 30, 2012, these subaccounts were DWS Core Equity VIP B, Invesco Van Kampen V.I. Capital Growth, and Invesco Van Kampen V.I. Global Value Equities, Lord Abbett Series Mid-Cap Value VC, and Neuberger Berman AMT Partners, respectively.

(3)	Prior to July 15, 2012, this subaccount was Invesco Van Kampen V.I. Mid Cap Value.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

(4)	Prior to September 27, 2012, this subaccount was Lord Abbett Series Capital Structure VC.
(5)	Prior to October 29, 2012, this subaccount was Guggenheim VT Managed Futures Strategy
(6)	These subaccounts were available for investment in 2011, however there was no activity until 2012.
(7)	These subaccounts were available for investment in 2012 and in prior years, however there was only activity in 2011
(8)	These subaccounts were available for investment in 2012 and 2011, however there was no activity.
(9)	These subaccounts were available for investment in 2012, however there was no activity.
(10)	No longer available for investment.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.

On April 27, 2012, as a result of a restructuring, the Invesco V.I. Capital Appreciation fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the Invesco Van Kampen V.I. Capital Growth fund which subsequently changed its name to Invesco Van Kampen V.I. American Franchise fund.

On April 30, 2012, as a result of a restructuring, the DWS Blue Chip VIP fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the DWS Growth & Income VIP fund which subsequently changed its name to DWS Core Equity VIP fund.

On July 13, 2012, as a result of a restructuring, the Guggenheim VT Alternative Strategies Allocation fund that was previously offered is no longer available as an investment option to our Contract Owners. On this date, any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the Guggenheim VT Multi-Hedge Strategies fund.
.
During 2012, Alger Small Cap Growth liquidated.  Pursuant to the plan of reorganization approved by the Alger Small Cap Growth shareholders.  At close of business on February 17, 2012 there were no assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2012, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales
Alger Capital Appreciation	$ 713	$ 677
American Century VP Income & Growth	200,553	136,647
American Century VP International	706,971	721,268
American Century VP Mid Cap Value	51,948	6,758
American Century VP Value	134,614	116,314
BlackRock Basic Value V.I.	71,420	68,492
BlackRock Equity Dividend V.I.	181,492	35,610
BlackRock Global Allocation V.I.	73,643	165
BlackRock Global Opportunities V.I.	18,416	3,109
BlackRock Large Cap Core V.I.	64,171	66,995
Dreyfus VIF International Value	67	125
DWS Dreman Small Mid Cap Value VIP	9,695	24,062
DWS Global Small Cap Growth VIP	1,820	42
DWS Government & Agency Securities VIP	133,756	45,020
Federated High Income Bond II	14,919	65,221
Fidelity VIP Balanced	379,104	85,342
Fidelity VIP Contrafund	405,121	450,560
Fidelity VIP Disciplined Small Cap	10,096	13,806
Fidelity VIP Growth & Income	93,509	32,589
Fidelity VIP Growth Opportunities	61,904	6,954
Fidelity VIP Index 500	2,217,632	2,097,235
Fidelity VIP Investment Grade Bond	188,711	119,052
Fidelity VIP Mid Cap	51,946	19,378
Fidelity VIP Real Estate	216,118	92,992
Fidelity VIP Strategic Income	277,844	13,107
Franklin Growth & Income Securities	81,550	4,820

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin High Income Securities	$ 259,775	$ 68,772
Franklin Income Securities	86,881	1,065
Franklin Mutual Global Discovery Securities	111,007	117,051
Franklin Mutual Shares Securities	105,668	106,964
Franklin Rising Dividends Securities	311,385	197,472
Franklin Small Cap Value Securities	316,095	154,861
Franklin Small-Mid Cap Growth Securities	43,424	65,160
Franklin Strategic Income Securities	976,767	565,235
Franklin US Government Securities	5,616	62,790
Goldman Sachs VIT Government Income	233,360	113,088
Goldman Sachs VIT Growth Opportunities	204,787	171,470
Goldman Sachs VIT Large Cap Value	37,553	16,383
Goldman Sachs VIT Mid Cap Value	10,324	4
Goldman Sachs VIT Strategic International Equities	47,049	27,890
Guggenheim VT All-Asset Aggressive Strategy	359	249
Guggenheim VT All-Asset Conservative Strategy	7,601	213
Guggenheim VT All-Asset Moderate Strategy	7,088	90
Guggenheim VT CLS AdvisorOne Amerigo	76,313	346,463
Guggenheim VT CLS AdvisorOne Clermont	244,716	96,663
Guggenheim VT CLS AdvisorOne Select Allocation	5,947	91,102
Guggenheim VT Global Managed Futures Strategy	33,705	5,186
Guggenheim VT High Yield	756,308	796,950
Guggenheim VT Large Cap Concentrated Growth	26,806	10,459
Guggenheim VT Large Cap Value	39,266	9,569
Guggenheim VT Mid Cap Value	8,024	4,570
Guggenheim VT MSCI EAFE Equal Weight	1,312,936	306,807
Guggenheim VT Multi-Hedge Strategies	109,412	27,613
Guggenheim VT Small Cap Value	48,306	100,667
Guggenheim VT U.S. Long Short Momentum	1,852	1,017
Invesco V.I. Global Core Equity	50	52
Invesco V.I. Global Health Care	63,140	8,105
Invesco V.I. Global Real Estate	235,485	190,940
Invesco V.I. Government Securities	331,189	1,886
Invesco V.I. High Yield	1,615,842	1,400,361
Invesco V.I. International Growth	159,057	163,787
Invesco V.I. Mid Cap Core Equity	70,813	32,391

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Small Cap Equity	$ 119,612	$ 113,183
Invesco V.I. Utilities	264	23
Invesco Van Kampen V.I. American Value	104,119	8,184
Invesco Van Kampen V.I. Comstock	71,174	70,299
Invesco Van Kampen V.I. Equity and Income	32,678	299
Invesco Van Kampen V.I. Growth and Income	4,136	4,282
Ivy Funds VIP Balanced	131,279	104,712
Ivy Funds VIP Core Equity	2,096	2,182
Ivy Funds VIP Energy	11,398	5,321
Ivy Funds VIP Global Bond	29,424	13,299
Ivy Funds VIP Growth	9,427	69
Ivy Funds VIP High Income	2,455,873	1,596,946
Ivy Funds VIP International Core Equity	314,355	961
Ivy Funds VIP Limited-Term Bond	659,492	488,222
Ivy Funds VIP Mid Cap Growth	114,040	65,035
Ivy Funds VIP Science and Technology	4,687	1,508
Ivy Funds VIP Small Cap Growth	5,251	40
Ivy Funds VIP Small Cap Value	2,814	1
Ivy Funds VIP Value	10,226	4
Janus Aspen Enterprise	77,377	54,859
Janus Aspen Forty	94,457	87,576
Janus Aspen Janus Portfolio	613,448	91
Janus Aspen Overseas	108,011	4,396
Janus Aspen Perkins Mid Cap Value	4,301	11
Lord Abbett Series Bond-Debenture VC	491,995	491,853
Lord Abbett Series Developing Growth VC	26,577	4,621
Lord Abbett Series Growth and Income VC	5,385	8
Lord Abbett Series Growth Opportunities VC	175,043	165,979
Lord Abbett Series Mid Cap Stock VC	116,222	97
Lord Abbett Series Total Return VC	182,678	6,627
MFS VIT Investors Trust	16,142	25
MFS VIT New Discovery	1,650	1,575
MFS VIT Research	43,116	11,220
MFS VIT Research Bond	390,180	36,500
MFS VIT Research International	2,681	268
MFS VIT Total Return	724	734

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
MFS VIT Utilities	$ 216,225	$ 209,059
Neuberger Berman AMT Guardian	105	4,358
Neuberger Berman AMT Large Cap Value	-	919
Neuberger Berman AMT Socially Responsive	2,970	9
Oppenheimer Global Securities Fund/VA	96,528	1,500
Oppenheimer Global Strategic Income Fund/VA	2,584	2,229
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	83,341	82,575
PIMCO VIT All Asset	180,288	4,960
PIMCO VIT CommodityRealReturn Strategy	244,763	114,004
PIMCO VIT Emerging Markets Bond	808,991	231,341
PIMCO VIT Foreign Bond (Unhedged)	2,248	2,192
PIMCO VIT Global Bond (Unhedged)	9,226	9,223
PIMCO VIT High Yield	4,409,814	1,181,450
PIMCO VIT Low Duration Administrative Class	1,527	13,150
PIMCO VIT Low Duration Advisor Class	1,061,307	655,720
PIMCO VIT Real Return Administrative Class	2,603	3,143
PIMCO VIT Real Return Advisor Class	1,126,693	615,386
PIMCO VIT Total Return Administrative Class	18,042	164,805
PIMCO VIT Total Return Advisor Class	1,460,472	834,795
Rydex VT Banking	163,882	101,960
Rydex VT Basic Materials	293,206	240,588
Rydex VT Biotechnology	445,151	448,144
Rydex VT Commodities Strategy	751,427	714,175
Rydex VT Consumer Products	645,133	699,799
Rydex VT Dow 2x Strategy	8,260,950	5,719,420
Rydex VT Electronics	266,734	290,421
Rydex VT Energy	338,264	284,143
Rydex VT Energy Services	252,067	260,977
Rydex VT Europe 1.25x Strategy	191,345	169,297
Rydex VT Financial Services	150,925	127,197
Rydex VT Government Long Bond 1.2x Strategy	2,046,495	2,016,698
Rydex VT Health Care	212,687	115,529
Rydex VT Internet	26,663	71,792
Rydex VT Inverse Dow 2x Strategy	739,060	615,135
Rydex VT Inverse Government Long Bond Strategy	1,041,723	1,029,658
Rydex VT Inverse Mid-Cap Strategy	110,340	108,479

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VT Inverse NASDAQ-100 Strategy	$ 1,956,836	$ 1,945,663
Rydex VT Inverse Russell 2000 Strategy	771,954	771,235
Rydex VT Inverse S&P 500 Strategy	377,836	401,502
Rydex VT Leisure	239,202	240,893
Rydex VT Mid-Cap 1.5x Strategy	492,061	461,392
Rydex VT NASDAQ-100	6,723,342	6,768,414
Rydex VT NASDAQ-100 2x Strategy	148,385	137,729
Rydex VT Nova	427,179	441,604
Rydex VT Precious Metals	1,162,728	608,816
Rydex VT Real Estate	2,129,194	1,146,713
Rydex VT Retailing	394,754	398,234
Rydex VT Russell 2000 1.5x Strategy	448,635	480,764
Rydex VT Russell 2000 2x Strategy	4,666	1,753
Rydex VT S&P 500 2x Strategy	133,585	136,742
Rydex VT S&P 500 Pure Growth	7,948,755	7,993,835
Rydex VT S&P 500 Pure Value	7,656,743	7,709,488
Rydex VT S&P MidCap 400 Pure Growth	197,363	186,006
Rydex VT S&P MidCap 400 Pure Value	348,005	347,607
Rydex VT S&P SmallCap 600 Pure Growth	321,566	364,469
Rydex VT S&P SmallCap 600 Pure Value	630,131	586,722
Rydex VT Strengthening Dollar 2x Strategy	465,485	520,826
Rydex VT Technology	32,469	102,137
Rydex VT Telecommunications	339,762	275,750
Rydex VT Transportation	124,983	83,314
Rydex VT U.S. Government Money Market	37,674,034	29,063,575
Rydex VT Utilities	524,740	516,411
Rydex VT Weakening Dollar 2x Strategy	249,140	217,000
T. Rowe Price Blue Chip Growth	170,357	128,043
T. Rowe Price Equity Income	55,141	10,514
T. Rowe Price Health Sciences	315,008	283,695
T. Rowe Price Limited-Term Bond	202,794	39,577
Templeton Developing Markets Securities	531,748	366,542
Templeton Global Bond Securities	814,245	34,513
Templeton Growth Securities	120,003	124,654
Third Avenue Value	25,671	20,117
Van Eck VIP Global Hard Assets	301,621	15,074

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Wells Fargo Advantage Omega Growth VT	$ 73,447	$ 70,343
Wells Fargo Advantage Opportunity VT	10,234	4,669
Wells Fargo Advantage Small Cap Value VT	18,885	50,886

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Adopted Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

measurements. This guidance is effective for annual periods beginning on or after December 15, 2011. The Account adopted the guidance as of January 1, 2012. The adoption of this guidance did not have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•       Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•       Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•       Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2012, based on the priority of the inputs to the

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

valuation technique above.  There were no transfers between levels during the year ended December 31, 2012.  The Account had no financial liabilities as of December 31, 2012.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 0.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge. A 1 year contract is assessed a mortality and expense risk fee of 0.20% annually.  Regardless if it is a 5 year contract or a 1 year contract, once a contract annuitizes, the mortality and expense risk charge increases to an annual rate of 0.30% of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of this charge is equal to 0.25%.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% for units withdrawn in the first five years of the contract. For a 0 year contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2012 and 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Alger Capital Appreciation	71	(71)	-	-	-	-
American Century VP Income & Growth	19,571	(13,043)	6,528	-	-	-
American Century VP International	76,599	(75,536)	1,063	166	(166)	-
American Century VP Mid Cap Value	5,250	(687)	4,563	-	-	-
American Century VP Value	13,952	(11,731)	2,221	2,669	-	2,669
BlackRock Basic Value V.I.	7,641	(7,641)	-	-	-	-
BlackRock Equity Dividend V.I.	26,060	(11,208)	14,852	9,890	(4,080)	5,810
BlackRock Global Allocation V.I.	7,911	(5)	7,906	-	-	-
BlackRock Global Opportunities V.I.	2,147	(347)	1,800	-	-	-
BlackRock Large Cap Core V.I.	6,771	(6,771)	-	-	-	-
Direxion Dynamic VP HY Bond	-	-	-	15,787	(31,344)	(15,557)
Dreyfus VIF International Value	13	(19)	(6)	46	(19)	27
DWS Dreman Small Mid Cap Value VIP	1,320	(2,732)	(1,412)	8,126	-	8,126
DWS Global Small Cap Growth VIP	204	(4)	200	-	-	-
DWS Government & Agency Securities VIP	16,955	(8,577)	8,378	2,500	-	2,500
Federated Fund for U.S. Government Securities II	-	-	-	227	(11,512)	(11,285)
Federated High Income Bond II	436	(5,130)	(4,694)	14,217	(28,554)	(14,337)
Fidelity VIP Balanced	38,305	(9,050)	29,255	156	(156)	-
Fidelity VIP Contrafund	44,296	(48,592)	(4,296)	32,217	(24,685)	7,532
Fidelity VIP Disciplined Small Cap	1,023	(1,533)	(510)	510	-	510
Fidelity VIP Growth & Income	18,164	(12,043)	6,121	-	-	-
Fidelity VIP Growth Opportunities	6,784	(749)	6,035	2,982	(4,668)	(1,686)
Fidelity VIP Index 500	249,514	(239,046)	10,468	37,801	(29,418)	8,383
Fidelity VIP Investment Grade Bond	16,133	(10,562)	5,571	21,465	(18,547)	2,918
Fidelity VIP Mid Cap	5,395	(2,309)	3,086	115	-	115
Fidelity VIP Real Estate	23,624	(11,947)	11,677	517	-	517
Fidelity VIP Strategic Income	26,247	(1,238)	25,009	-	-	-
Franklin Growth & Income Securities	8,579	(460)	8,119	-	-	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin High Income Securities	24,856	(6,684)	18,172	12,280	(7,400)	4,880
Franklin Income Securities	8,663	(81)	8,582	-	-	-
Franklin Mutual Global Discovery Securities	11,946	(11,946)	-	-	-	-
Franklin Mutual Shares Securities	11,077	(11,077)	-	-	-	-
Franklin Rising Dividends Securities	30,443	(19,458)	10,985	-	-	-
Franklin Small Cap Value Securities	32,857	(16,317)	16,540	-	-	-
Franklin Small-Mid Cap Growth Securities	2,205	(3,612)	(1,407)	8,110	(1,562)	6,548
Franklin Strategic Income Securities	96,494	(56,826)	39,668	1,036	-	1,036
Franklin US Government Securities	570	(6,111)	(5,541)	6,095	-	6,095
Goldman Sachs VIT Government Income	27,062	(15,662)	11,400	3,336	(3,336)	-
Goldman Sachs VIT Growth Opportunities	20,837	(17,456)	3,381	-	-	-
Goldman Sachs VIT Large Cap Value	3,958	(1,794)	2,164	1,048	(1)	1,047
Goldman Sachs VIT Mid Cap Value	1,084	-	1,084	-	-	-
Goldman Sachs VIT Strategic International Equities	5,306	(3,313)	1,993	-	-	-
Guggenheim VT All-Asset Aggressive Strategy	81	(20)	61	79	(20)	59
Guggenheim VT All-Asset Conservative Strategy	848	(21)	827	87	(22)	65
Guggenheim VT All-Asset Moderate Strategy	804	(8)	796	4,208	(4,208)	-
Guggenheim VT CLS AdvisorOne Amerigo	5,520	(39,376)	(33,856)	25,428	(36,156)	(10,728)
Guggenheim VT CLS AdvisorOne Clermont	27,516	(10,886)	16,630	20,548	(29,197)	(8,649)
Guggenheim VT CLS AdvisorOne Select Allocation	1,564	(10,169)	(8,605)	8,538	(5,478)	3,060
Guggenheim VT Global Managed Futures Strategy	5,083	(771)	4,312	811	(2,945)	(2,134)
Guggenheim VT High Yield	77,864	(81,495)	(3,631)	79,054	(32,618)	46,436
Guggenheim VT Large Cap Concentrated Growth	3,172	(1,229)	1,943	5,523	-	5,523
Guggenheim VT Large Cap Value	2,815	(665)	2,150	5,839	(7,214)	(1,375)
Guggenheim VT Mid Cap Value	465	(270)	195	328	(125)	203
Guggenheim VT MSCI EAFE Equal Weight	204,232	(55,486)	148,746	11,003	(15,532)	(4,529)

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VT Multi-Hedge Strategies	22,951	(11,885)	11,066	3,578	(11,009)	(7,431)
Guggenheim VT Small Cap Value	4,453	(9,279)	(4,826)	5,803	(2,889)	2,914
Guggenheim VT U.S. Long Short Momentum	244	(122)	122	397	(47)	350
Invesco V.I. Global Core Equity	6	(6)	-	-	-	-
Invesco V.I. Global Health Care	5,787	(782)	5,005	488	-	488
Invesco V.I. Global Real Estate	23,092	(17,871)	5,221	3,293	-	3,293
Invesco V.I. Government Securities	31,843	(163)	31,680	-	-	-
Invesco V.I. High Yield	156,811	(135,549)	21,262	9,607	(1,103)	8,504
Invesco V.I. International Growth	21,415	(21,997)	(582)	12,444	(13,447)	(1,003)
Invesco V.I. Mid Cap Core Equity	7,715	(3,663)	4,052	5,933	(12,926)	(6,993)
Invesco V.I. Small Cap Equity	13,244	(12,045)	1,199	-	-	-
Invesco V.I. Utilities	11	-	11	368	-	368
Invesco Van Kampen V.I. American Value	19,241	(9,301)	9,940	-	-	-
Invesco Van Kampen V.I. Comstock	7,258	(6,849)	409	781	-	781
Invesco Van Kampen V.I. Equity and Income	3,372	(19)	3,353	-	-	-
Invesco Van Kampen V.I. Growth and Income	434	(434)	-	-	-	-
Ivy Funds VIP Balanced	12,860	(10,349)	2,511	-	-	-
Ivy Funds VIP Core Equity	215	(215)	-	-	-	-
Ivy Funds VIP Energy	1,490	(720)	770	518	-	518
Ivy Funds VIP Global Bond	2,937	(1,339)	1,598	-	-	-
Ivy Funds VIP Growth	848	(4)	844	-	-	-
Ivy Funds VIP High Income	250,957	(167,244)	83,713	9,467	(7)	9,460
Ivy Funds VIP International Core Equity	38,061	(54)	38,007	-	-	-
Ivy Funds VIP Limited-Term Bond	65,035	(48,491)	16,544	-	-	-
Ivy Funds VIP Mid Cap Growth	23,256	(18,608)	4,648	-	-	-
Ivy Funds VIP Science and Technology	482	(163)	319	-	-	-

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy Funds VIP Small Cap Growth	594	(3)	591	-	-	-
Ivy Funds VIP Small Cap Value	315	-	315	-	-	-
Ivy Funds VIP Value	1,073	-	1,073	-	-	-
Janus Aspen Enterprise	8,191	(5,560)	2,631	6,498	-	6,498
Janus Aspen Forty	9,157	(8,661)	496	-	-	-
Janus Aspen Janus Portfolio	60,472	-	60,472	-	-	-
Janus Aspen Overseas	15,118	(638)	14,480	-	-	-
Janus Aspen Perkins Mid Cap Value	462	-	462	-	-	-
Lord Abbett Series Bond-Debenture VC	48,277	(48,375)	(98)	7,530	(714)	6,816
Lord Abbett Series Developing Growth VC	2,735	(480)	2,255	-	-	-
Lord Abbett Series Growth and Income VC	577	-	577	-	-	-
Lord Abbett Series Growth Opportunities VC	19,156	(19,156)	-	-	-	-
Lord Abbett Series Mid Cap Stock VC	12,662	(2)	12,660	-	-	-
Lord Abbett Series Total Return VC	17,029	(567)	16,462	-	-	-
MFS VIT Investors Trust	1,574	(1)	1,573	-	-	-
MFS VIT New Discovery	184	(184)	-	-	-	-
MFS VIT Research	4,444	(1,121)	3,323	-	-	-
MFS VIT Research Bond	43,268	(9,411)	33,857	-	-	-
MFS VIT Research International	307	(28)	279	442	-	442
MFS VIT Total Return	71	(71)	-	-	-	-
MFS VIT Utilities	22,793	(22,251)	542	6,796	-	6,796
Neuberger Berman AMT Guardian	32	(481)	(449)	2,122	(1,187)	935
Neuberger Berman AMT Large Cap Value	1	(116)	(115)	102	(1,903)	(1,801)
Neuberger Berman AMT Socially Responsive	339	(3)	336	-	-	-
Oppenheimer Global Securities Fund/VA	10,137	(165)	9,972	-	-	-
Oppenheimer Global Strategic Income Fund/VA	234	(221)	13	405	-	405

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Main Street Small- & Mid-Cap Fund/VA	9,002	(9,462)	(460)	779	(1,091)	(312)
PIMCO VIT All Asset	17,808	(419)	17,389	-	-	-
PIMCO VIT CommodityRealReturn Strategy	29,543	(14,314)	15,229	514	-	514
PIMCO VIT Emerging Markets Bond	72,998	(21,022)	51,976	10,569	(2,087)	8,482
PIMCO VIT Foreign Bond (Unhedged)	211	(211)	-	-	-	-
PIMCO VIT Global Bond (Unhedged)	618	(656)	(38)	1,677	(4)	1,673
PIMCO VIT High Yield	278,331	(78,193)	200,138	16,437	(12,081)	4,356
PIMCO VIT Low Duration Administrative Class	214	(1,163)	(949)	2,201	(6,483)	(4,282)
PIMCO VIT Low Duration Advisor Class	114,938	(73,777)	41,161	4,915	(2,496)	2,419
PIMCO VIT Real Return Administrative Class	97	(232)	(135)	2,733	(4,938)	(2,205)
PIMCO VIT Real Return Advisor Class	108,241	(62,624)	45,617	13,145	(8,255)	4,890
PIMCO VIT Total Return Administrative Class	977	(12,935)	(11,958)	4,721	(33,934)	(29,213)
PIMCO VIT Total Return Advisor Class	142,070	(82,736)	59,334	61,004	(30,078)	30,926
Rydex VT Banking	47,203	(28,968)	18,235	15,287	(20,201)	(4,914)
Rydex VT Basic Materials	28,679	(24,208)	4,471	6,485	(18,604)	(12,119)
Rydex VT Biotechnology	34,731	(34,879)	(148)	59,176	(57,661)	1,515
Rydex VT Commodities Strategy	110,947	(110,737)	210	15,489	(15,169)	320
Rydex VT Consumer Products	60,436	(65,095)	(4,659)	65,280	(62,822)	2,458
Rydex VT Dow 2x Strategy	1,177,684	(824,024)	353,660	188,639	(173,598)	15,041
Rydex VT Electronics	42,548	(45,732)	(3,184)	68,283	(71,414)	(3,131)
Rydex VT Energy	33,531	(29,200)	4,331	21,365	(31,081)	(9,716)
Rydex VT Energy Services	26,032	(27,406)	(1,374)	16,104	(15,434)	670
Rydex VT Europe 1.25x Strategy	41,319	(36,650)	4,669	39,489	(43,394)	(3,905)
Rydex VT Financial Services	34,399	(29,442)	4,957	5,790	(5,715)	75
Rydex VT Government Long Bond 1.2x Strategy	136,406	(138,771)	(2,365)	128,133	(114,735)	13,398
Rydex VT Health Care	21,869	(11,612)	10,257	8,382	(7,996)	386

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Internet	2,784	(7,765)	(4,981)	159	(583)	(424)
Rydex VT Inverse Dow 2x Strategy	250,899	(218,614)	32,285	171,552	(167,700)	3,852
Rydex VT Inverse Government Long Bond Strategy	277,951	(274,060)	3,891	62,415	(62,415)	-
Rydex VT Inverse Mid-Cap Strategy	24,366	(24,366)	-	21,553	(21,553)	-
Rydex VT Inverse NASDAQ-100 Strategy	504,465	(503,025)	1,440	95,746	(95,746)	-
Rydex VT Inverse Russell 2000 Strategy	177,691	(177,691)	-	231,246	(238,497)	(7,251)
Rydex VT Inverse S&P 500 Strategy	70,551	(75,166)	(4,615)	28,124	(26,222)	1,902
Rydex VT Japan 2x Strategy	-	-	-	3,984	(3,984)	-
Rydex VT Leisure	29,679	(29,337)	342	6,048	(6,807)	(759)
Rydex VT Mid-Cap 1.5x Strategy	58,562	(55,732)	2,830	48,773	(43,410)	5,363
Rydex VT NASDAQ-100	636,381	(635,537)	844	232,555	(228,990)	3,565
Rydex VT NASDAQ-100 2x Strategy	13,051	(13,134)	(83)	6,827	(6,609)	218
Rydex VT Nova	62,673	(64,371)	(1,698)	35,304	(33,677)	1,627
Rydex VT Precious Metals	116,233	(66,052)	50,181	33,826	(42,556)	(8,730)
Rydex VT Real Estate	328,487	(186,066)	142,421	51,218	(50,645)	573
Rydex VT Retailing	39,082	(39,464)	(382)	25,600	(26,249)	(649)
Rydex VT Russell 2000 1.5x Strategy	66,516	(72,580)	(6,064)	63,370	(56,638)	6,732
Rydex VT Russell 2000 2x Strategy	982	(392)	590	1,030	(665)	365
Rydex VT S&P 500 2x Strategy	23,320	(23,723)	(403)	416	(892)	(476)
Rydex VT S&P 500 Pure Growth	820,102	(817,157)	2,945	70,273	(67,015)	3,258
Rydex VT S&P 500 Pure Value	1,037,346	(1,031,947)	5,399	49,739	(53,474)	(3,735)
Rydex VT S&P MidCap 400 Pure Growth	15,533	(14,955)	578	22,321	(19,718)	2,603
Rydex VT S&P MidCap 400 Pure Value	42,490	(42,145)	345	13,087	(8,511)	4,576
Rydex VT S&P SmallCap 600 Pure Growth	31,800	(36,471)	(4,671)	24,457	(18,091)	6,366
Rydex VT S&P SmallCap 600 Pure Value	86,282	(82,678)	3,604	23,584	(13,204)	10,380
Rydex VT Strengthening Dollar 2x Strategy	81,980	(91,758)	(9,778)	44,996	(31,641)	13,355
Rydex VT Technology	3,634	(12,102)	(8,468)	14,646	(9,329)	5,317

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2012			2011
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Telecommunications	54,386	(43,718)	10,668	8,769	(1,092)	7,677
Rydex VT Transportation	16,814	(11,233)	5,581	25,112	(20,747)	4,365
Rydex VT U.S. Government Money Market	5,745,974	(4,728,642)	1,017,332	752,773	(650,617)	102,156
Rydex VT Utilities	55,924	(54,899)	1,025	73,040	(75,285)	(2,245)
Rydex VT Weakening Dollar 2x Strategy	28,628	(24,878)	3,750	5,481	(4,744)	737
T. Rowe Price Blue Chip Growth	16,969	(12,485)	4,484	1,398	-	1,398
T. Rowe Price Equity Income	5,721	(1,070)	4,651	1,684	(1)	1,683
T. Rowe Price Health Sciences	28,265	(24,790)	3,475	6,916	-	6,916
T. Rowe Price Limited-Term Bond	20,765	(3,975)	16,790	1,013	-	1,013
Templeton Developing Markets Securities	33,532	(23,356)	10,176	7,657	(9,583)	(1,926)
Templeton Global Bond Securities	82,982	(3,417)	79,565	2,026	(752)	1,274
Templeton Growth Securities	13,622	(13,622)	-	-	-	-
Third Avenue Value	3,020	(2,405)	615	-	-	-
Van Eck VIP Global Hard Assets	42,469	(2,857)	39,612	4,345	(1,085)	3,260
Wells Fargo Advantage Omega Growth VT	7,566	(7,566)	-	-	-	-
Wells Fargo Advantage Opportunity VT	1,062	(471)	591	1,220	(2,594)	(1,374)
Wells Fargo Advantage Small Cap Value VT	2,244	(5,680)	(3,436)	12,383	-	12,383

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2012, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Alger Capital Appreciation
Units	-	-	-	-	-
Unit value****	$10.26-$10.30	$9.01-$9.02	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.87%-14.19%	(9.90)%-(9.80)%	- %	- %	- %

American Century VP Income & Growth
Units	6,528	-	-	-	-
Unit value****	$10.41-$10.45	$9.42-$9.43	$ -	$ -	$ -
Net assets	$67,968	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.04%	- %	- %	- %	- %
Total return***	10.51%-10.82%	(5.80)%-(5.70)%	- %	- %	- %

American Century VP International
Units	1,063	-	-	-	-
Unit value****	$9.55-$9.59	$8.17-$8.18	$ -	$ -	$ -
Net assets	$10,150	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.28%	- %	- %	- %	- %
Total return***	16.89%-17.24%	(18.30)%-(18.20)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
American Century VP Mid Cap Value
Units	4,563	-	-	-	-
Unit value****	$10.30-$10.33	$9.17-$9.19	$ -	$ -	$ -
Net assets	$46,995	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.56%	- %	- %	- %	- %
Total return***	12.32%-12.40%	(8.30)%-(8.10)%	- %	- %	- %

American Century VP Value
Units	4,890	2,669	-	-	-
Unit value	$10.31-$10.35	$9.32-$9.33	$ -	$ -	$ -
Net assets	$50,570	$24,902	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.91%	0.28%	- %	- %	- %
Total return***	10.62%-10.93%	(6.80)%-(6.70)%	- %	- %	- %

BlackRock Basic Value V.I.
Units	-	-	-	-	-
Unit value****	$9.71-$9.75	$8.84-$8.85	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.84%-10.17%	(11.60)%-(11.50)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
BlackRock Equity Dividend V.I.
Units	20,662	5,810	-	-	-
Unit value	$10.32-$10.36	$9.55-$9.56	$ -	$ -	$ -
Net assets	$213,254	$55,487	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.09%	2.77%	- %	- %	- %
Total return***	8.06%-8.37%	(4.50)%-(4.40)%	- %	- %	- %

BlackRock Global Allocation V.I.
Units	7,906	-	-	-	-
Unit value****	$9.60-$9.63	$9.04-$9.05	$ -	$ -	$ -
Net assets	$75,884	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.92%	- %	- %	- %	- %
Total return***	6.19%-6.41%	(9.60)%-(9.50)%	- %	- %	- %

BlackRock Global Opportunities V.I.
Units	1,800	-	-	-	-
Unit value****	$9.12-$9.15	$8.26-$8.27	$ -	$ -	$ -
Net assets	$16,412	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.61%	- %	- %	- %	- %
Total return***	10.41%-10.64%	(17.40)%-(17.30)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
BlackRock Large Cap Core V.I.
Units	-	-	-	-	-
Unit value****	$9.85-$9.88	$9.07-$9.08	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	8.60%-8.81%	(9.30)%-(9.20)%	- %	- %	- %

Direxion Dynamic VP HY Bond
Units	-	-	15,557	66,801	184,748
Unit value****	$9.31-$9.42	$8.83-$8.92	$8.71-$8.78	$8.67-$8.72	$8.17-$8.21
Net assets	$ -	$ -	$136,148	$579,797	$1,511,068
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	1.09%	3.88%	0.35%	1.63%
Total return***	5.44%-5.61%	1.38%-1.59%	0.46%-0.69%	6.12%-6.21%	(13.09)%-(12.85)%

Dreyfus VIF International Value
Units	420	426	399	2,675	1,500
Unit value	$6.58-$6.66	$6.06-$6.12	$7.72-$7.78	$7.66-$7.71	$6.07-$6.10
Net assets	$2,758	$2,575	$3,070	$20,515	$9,099
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.51%	2.06%	0.29%	2.52%	3.06%
Total return***	8.58%-8.82%	(21.50)%-(21.34)%	0.78%-0.91%	26.19%-26.39%	(39.60)%-(39.42)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
DWS Dreman Small Mid Cap Value VIP (1)
Units	6,714	8,126	-	-	-
Unit value	$9.19-$9.22	$8.39-$8.40	$ -	$ -	$ -
Net assets	$61,898	$68,257	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.82%	- %	- %	- %	- %
Total return***	9.54%-9.76%	(16.10)%-(16.00)%	- %	- %	- %

DWS Global Small Cap Growth VIP
Units	200	-	-	-	-
Unit value****	$9.39-$9.43	$8.46-$8.47	$ -	$ -	$ -
Net assets	$1,882	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.11%	- %	- %	- %	- %
Total return***	10.99%-11.33%	(15.40)%-(15.30)%	- %	- %	- %

DWS Government & Agency Securities VIP (1)
Units	10,878	2,500	-	-	-
Unit value	$10.23-$10.26	$10.33-$10.35	$ -	$ -	$ -
Net assets	$111,266	$25,828	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	4.77%	- %	- %	- %	- %
Total return***	(0.97)%-(0.87)%	3.30%-3.50%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Federated Fund for U.S. Government Securities II
Units	-	-	11,285	27,802	16,620
Unit value****	$10.85-$10.98	$10.91-$11.02	$10.67-$10.76	$10.51-$10.57	$10.34-$10.38
Net assets	$ -	$ -	$121,020	$292,493	$171,815
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	8.30%	6.45%	6.93%	0.39%
Total return***	(0.55)%-(0.36)%	2.25%-2.42%	1.52%-1.80%	1.64%-1.83%	0.78%-0.97%

Federated High Income Bond II
Units	11,875	16,569	30,906	26,569	14,622
Unit value	$12.90-$13.06	$11.68-$11.80	$11.53-$11.62	$10.43-$10.49	$7.08-$7.11
Net assets	$154,654	$195,163	$358,647	$278,386	$103,799
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	8.53%	11.71%	3.53%	6.84%	10.01%
Total return***	10.45%-10.68%	1.30%-1.55%	10.55%-10.77%	47.32%-47.54%	(28.63)%-(28.47)%

Fidelity VIP Balanced (1)
Units	29,255	-	-	-	-
Unit value****	$9.88-$9.91	$8.90-$8.92	$ -	$ -	$ -
Net assets	$289,102	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.95%	- %	- %	- %	- %
Total return***	11.01%-11.10%	(11.00)%-(10.80)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Fidelity VIP Contrafund
Units	20,092	24,388	16,856	20,712	29,823
Unit value	$9.62-$9.74	$8.58-$8.66	$9.13-$9.20	$8.08-$8.13	$6.18-$6.20
Net assets	$193,715	$209,917	$154,700	$167,980	$184,490
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.06%	0.59%	0.90%	0.99%	1.20%
Total return***	12.12%-12.47%	(6.02)%-(5.87)%	13.00%-13.16%	30.74%-31.13%	(44.57)%-(44.54)%

Fidelity VIP Disciplined Small Cap (1)
Units	-	510	-	-	-
Unit value****	$10.12-$10.16	$8.84-$8.85	$ -	$ -	$ -
Net assets	$ -	$4,510	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	0.22%	- %	- %	- %
Total return***	14.48%-14.80%	(11.60)%-(11.50)%	- %	- %	- %

Fidelity VIP Growth & Income
Units	6,121	-	-	-	-
Unit value****	$10.71-$10.75	$9.38-$9.39	$ -	$ -	$ -
Net assets	$65,563	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.97%	- %	- %	- %	- %
Total return***	14.18%-14.48%	(6.20)%-(6.10)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Fidelity VIP Growth Opportunities
Units	10,089	4,054	5,740	965	-
Unit value****	$9.49-$9.61	$8.24-$8.32	$8.36-$8.43	$7.01-$7.05	$4.99-$5.01
Net assets	$96,177	$33,722	$48,384	$6,745	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.08%	- %	- %	0.40%	- %
Total return***	15.17%-15.50%	(1.44)%-(1.30)%	19.26%-19.57%	40.48%-40.72%	(56.61)%-(56.55)%

Fidelity VIP Index 500
Units	30,735	20,267	11,884	10,084	3,546
Unit value	$9.08-$9.19	$8.13-$8.21	$8.27-$8.33	$7.46-$7.50	$6.11-$6.14
Net assets	$280,215	$165,687	$98,648	$75,343	$21,668
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	10.66%	2.23%	1.82%	2.93%	3.17%
Total return***	11.69%-11.94%	(1.69)%-(1.44)%	10.86%-11.07%	22.09%-22.15%	(39.32)%-(39.15)%

Fidelity VIP Investment Grade Bond
Units	35,939	30,368	27,450	34,688	13,895
Unit value	$11.47-$11.60	$11.24-$11.35	$10.87-$10.96	$10.46-$10.52	$9.38-$9.42
Net assets	$413,857	$342,972	$299,297	$363,569	$130,536
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.33%	3.14%	3.54%	6.99%	5.15%
Total return***	2.05%-2.20%	3.40%-3.56%	3.92%-4.18%	11.51%-11.68%	(6.76)%-(6.55)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Fidelity VIP Mid Cap (1)
Units	3,201	115	-	-	-
Unit value	$9.16-$9.19	$8.27-$8.29	$ -	$ -	$ -
Net assets	$29,314	$952	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.75%	- %	- %	- %	- %
Total return***	10.76%-10.86%	(17.30)%-(17.10)%	- %	- %	- %

Fidelity VIP Real Estate (1)
Units	12,194	517	-	-	-
Unit value	$11.11-$11.15	$9.72-$9.74	$ -	$ -	$ -
Net assets	$135,449	$5,030	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.32%	1.83%	- %	- %	- %
Total return***	14.30%-14.48%	(2.80)%-(2.60)%	- %	- %	- %

Fidelity VIP Strategic Income
Units	25,009	-	-	-	-
Unit value****	$10.57-$10.61	$9.92-$9.94	$ -	$ -	$ -
Net assets	$264,351	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.91%	- %	- %	- %	- %
Total return***	6.55%-6.74%	(0.80)%-(0.60)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Franklin Growth & Income Securities
Units	8,119	-	-	-	-
Unit value****	$10.33-$10.37	$9.53-$9.54	$ -	$ -	$ -
Net assets	$83,839	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.85%	- %	- %	- %	- %
Total return***	8.39%-8.70%	(4.70)%-(4.60)%	- %	- %	- %

Franklin High Income Securities (1)
Units	23,052	4,880	-	-	-
Unit value	$10.92-$10.96	$9.78-$9.80	$ -	$ -	$ -
Net assets	$251,755	$47,781	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.09%	- %	- %	- %	- %
Total return***	11.66%-11.84%	(2.20)%-(2.00)%	- %	- %	- %

Franklin Income Securities
Units	8,582	-	-	-	-
Unit value****	$10.28-$10.32	$9.45-$9.46	$ -	$ -	$ -
Net assets	$88,237	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	8.31%	- %	- %	- %	- %
Total return***	8.78%-9.09%	(5.50)%-(5.40)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery Securities
Units	-	-	-	-	-
Unit value****	$9.93-$9.96	$9.06-$9.08	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.60%-9.69%	(9.40)%-(9.20)%	- %	- %	- %

Franklin Mutual Shares Securities
Units	-	-	-	-	-
Unit value****	$10.06-$10.10	$9.12-$9.13	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.31%-10.62%	(8.80)%-(8.70)%	- %	- %	- %

Franklin Rising Dividends Securities
Units	10,985	-	-	-	-
Unit value****	$10.67-$10.71	$9.87-$9.88	$ -	$ -	$ -
Net assets	$117,211	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	6.06%	- %	- %	- %	- %
Total return***	8.11%-8.40%	(1.30)%-(1.20)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Franklin Small Cap Value Securities
Units	16,540	-	-	-	-
Unit value****	$10.00-$10.03	$8.74-$8.75	$ -	$ -	$ -
Net assets	$165,442	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.41%	- %	- %	- %	- %
Total return***	14.42%-14.63%	(12.60)%-(12.50)%	- %	- %	- %

Franklin Small-Mid Cap Growth Securities (2)
Units	5,988	7,395	847	600	-
Unit value****	$17.48-$17.62	$16.32-$16.42	$17.75-$17.83	$14.40-$14.43	$10.38-$10.38
Net assets	$105,481	$121,227	$15,040	$8,634	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	7.11%-7.31%	(8.06)%-(7.91)%	23.26%-23.56%	38.73%-39.02%	3.80%-3.80%

Franklin Strategic Income Securities (1)
Units	40,704	1,036	-	-	-
Unit value	$10.60-$10.63	$9.73-$9.74	$ -	$ -	$ -
Net assets	$431,149	$10,093	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.37%	- %	- %	- %	- %
Total return***	8.94%-9.14%	(2.70)%-(2.60)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Franklin US Government Securities (1)
Units	554	6,095	-	-	-
Unit value	$10.11-$10.14	$10.27-$10.28	$ -	$ -	$ -
Net assets	$5,597	$62,584	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(1.56)%-(1.36)%	2.70%-2.80%	- %	- %	- %

Goldman Sachs VIT Government Income (1)
Units	11,400	-	-	-	-
Unit value****	$10.30-$10.33	$10.37-$10.39	$ -	$ -	$ -
Net assets	$117,376	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.11%	- %	- %	- %	- %
Total return***	(0.68)%-(0.58)%	3.70%-3.90%	- %	- %	- %

Goldman Sachs VIT Growth Opportunities
Units	3,381	-	-	-	-
Unit value****	$10.12-$10.16	$8.77-$8.78	$ -	$ -	$ -
Net assets	$34,256	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	15.39%-15.72%	(12.30)%-(12.20)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Goldman Sachs VIT Large Cap Value (1)
Units	3,211	1,047	-	-	-
Unit value	$9.84-$9.88	$8.58-$8.59	$ -	$ -	$ -
Net assets	$31,719	$8,981	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.72%	2.20%	- %	- %	- %
Total return***	14.69%-15.02%	(14.20)%-(14.10)%	- %	- %	- %

Goldman Sachs VIT Mid Cap Value
Units	1,084	-	-	-	-
Unit value****	$9.77-$9.80	$8.56-$8.57	$ -	$ -	$ -
Net assets	$10,587	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.85%	- %	- %	- %	- %
Total return***	14.14%-14.35%	(14.40)%-(14.30)%	- %	- %	- %

Goldman Sachs VIT Strategic International Equities
Units	1,993	-	-	-	-
Unit value****	$9.32-$9.35	$7.98-$7.99	$ -	$ -	$ -
Net assets	$18,577	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.76%	- %	- %	- %	- %
Total return***	16.79%-17.02%	(20.20)%-(20.10)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT All-Asset Aggressive Strategy
Units	2,736	2,675	2,616	2,558	2,501
Unit value	$9.23-$9.34	$8.48-$8.57	$9.17-$9.25	$8.45-$8.50	$7.39-$7.42
Net assets	$25,564	$22,926	$24,194	$21,754	$18,564
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.48%	1.07%	0.73%	- %	1.10%
Total return***	8.84%-8.98%	(7.52)%-(7.35)%	8.52%-8.82%	14.34%-14.56%	(27.62)%-(27.47)%

Guggenheim VT All-Asset Conservative Strategy
Units	1,036	209	144	81	-
Unit value****	$9.27-$9.38	$8.91-$9.00	$9.34-$9.42	$9.00-$9.06	$8.87-$8.91
Net assets	$9,604	$1,867	$1,344	$727	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.49%	0.44%	2.99%	- %	- %
Total return***	4.04%-4.22%	(4.60)%-(4.46)%	3.78%-3.97%	1.47%-1.68%	(13.88)%-(13.66)%

Guggenheim VT All-Asset Moderate Strategy
Units	796	-	-	-	-
Unit value****	$9.19-$9.30	$8.65-$8.73	$9.21-$9.28	$8.84-$8.89	$8.18-$8.21
Net assets	$7,318	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	3.14%	- %	- %	- %	- %
Total return***	6.24%-6.53%	(6.08)%-(5.93)%	4.19%-4.39%	8.07%-8.28%	(20.35)%-(20.21)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT CLS AdvisorOne Amerigo
Units	134,538	168,394	179,122	182,219	216,654
Unit value	$8.79-$8.89	$8.00-$8.08	$8.93-$9.00	$8.03-$8.08	$5.96-$5.99
Net assets	$1,192,257	$1,357,457	$1,609,864	$1,470,260	$1,295,647
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.10%	0.55%	0.52%
Total return***	9.87%-10.02%	(10.41)%-(10.22)%	11.21%-11.39%	34.73%-34.89%	(45.02)%-(44.84)%

Guggenheim VT CLS AdvisorOne Clermont
Units	90,958	74,328	82,977	65,069	34,170
Unit value	$9.03-$9.14	$8.44-$8.52	$8.76-$8.83	$8.17-$8.22	$6.90-$6.92
Net assets	$828,463	$630,688	$730,129	$533,328	$236,116
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.81%	1.91%	2.01%	2.78%	1.68%
Total return***	6.99%-7.28%	(3.65)%-(3.51)%	7.22%-7.42%	18.41%-18.79%	(32.42)%-(32.36)%

Guggenheim VT CLS AdvisorOne Select Allocation
Units	41,508	50,113	47,053	39,888	45,952
Unit value	$8.97-$9.08	$8.26-$8.35	$8.93-$9.00	$8.12-$8.17	$6.19-$6.22
Net assets	$374,832	$416,495	$422,030	$325,094	$285,085
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.15%	1.49%	1.96%	2.36%	2.40%
Total return***	8.60%-8.74%	(7.50)%-(7.22)%	9.98%-10.16%	31.18%-31.35%	(44.13)%-(43.96)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Global Managed Futures Strategy (2)
Units	5,047	735	2,869	3,457	1,990
Unit value	$6.26-$6.32	$7.30-$7.35	$8.27-$8.31	$8.88-$8.90	$9.57-$9.57
Net assets	$31,614	$5,373	$23,807	$30,782	$19,039
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(14.25)%-(14.01)%	(11.73)%-(11.55)%	(6.87)%-(6.63)%	(7.21)%-(7.00)%	(4.30)%-(4.30)%

Guggenheim VT High Yield (1)
Units	42,805	46,436	-	-	-
Unit value	$10.41-$10.45	$9.38-$9.40	$ -	$ -	$ -
Net assets	$445,798	$435,708	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.98%-11.17%	(6.20)%-(6.00)%	- %	- %	- %

Guggenheim VT Large Cap Concentrated Growth (1)
Units	7,466	5,523	-	-	-
Unit value	$9.31-$9.34	$8.70-$8.72	$ -	$ -	$ -
Net assets	$69,717	$48,126	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	7.01%-7.11%	(13.00)%-(12.80)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Large Cap Value (2)
Units	2,150	-	1,375	-	-
Unit value****	$14.62-$14.74	$13.09-$13.18	$14.10-$14.16	$12.56-$12.59	$10.28-$10.28
Net assets	$31,703	$ -	$19,383	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.69%-11.84%	(7.16)%-(6.92)%	12.26%-12.47%	22.18%-22.47%	2.80%-2.80%

Guggenheim VT Mid Cap Value (2)
Units	462	267	64	-	-
Unit value****	$17.75-$17.90	$15.69-$15.79	$17.55-$17.63	$15.42-$15.46	$11.09-$11.09
Net assets	$8,190	$4,201	$1,130	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.13%-13.36%	(10.60)%-(10.44)%	13.81%-14.04%	39.04%-39.40%	10.90%-10.90%

Guggenheim VT MSCI EAFE Equal Weight
Units	152,397	3,651	8,180	7,797	10,680
Unit value	$7.40-$7.49	$6.57-$6.63	$8.07-$8.14	$7.22-$7.27	$6.25-$6.27
Net assets	$1,127,267	$24,198	$66,318	$56,520	$66,813
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.63%-12.97%	(18.59)%-(18.55)%	11.77%-11.97%	15.52%-15.95%	(40.42)%-(40.34)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Guggenheim VT Multi-Hedge Strategies
Units	12,237	1,171	8,602	10,050	3,676
Unit value	$7.45-$7.54	$7.55-$7.62	$7.56-$7.62	$7.37-$7.41	$7.88-$7.91
Net assets	$91,266	$8,845	$65,351	$74,149	$29,033
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.05%	- %	- %	1.58%	1.13%
Total return***	(1.32)%-(1.05)%	(0.13)%-0.00%	2.58%-2.83%	(6.47)%-(6.32)%	(21.51)%-(21.37)%

Guggenheim VT Small Cap Value
Units	3,589	8,415	5,501	3,794	1,854
Unit value	$12.07-$12.21	$10.45-$10.55	$11.34-$11.43	$9.63-$9.69	$6.39-$6.42
Net assets	$43,484	$88,398	$62,791	$36,695	$11,871
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	15.50%-15.73%	(7.85)%-(7.70)%	17.76%-17.96%	50.70%-50.93%	(40.67)%-(40.50)%

Guggenheim VT U.S. Long Short Momentum
Units	744	622	272	110	489
Unit value	$8.10-$8.20	$8.03-$8.11	$8.90-$8.97	$8.28-$8.33	$6.74-$6.76
Net assets	$6,030	$4,997	$2,417	$906	$3,294
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	0.03%	- %
Total return***	0.87%-1.11%	(9.78)%-(9.59)%	7.49%-7.68%	22.85%-23.22%	(42.69)%-(42.61)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco V.I. Global Core Equity
Units	-	-	-	-	-
Unit value****	$9.02-$9.05	$8.23-$8.24	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.60%-9.83%	(17.70)%-(17.60)%	- %	- %	- %

Invesco V.I. Global Health Care (1)
Units	5,493	488	-	-	-
Unit value	$10.79-$10.83	$9.27-$9.28	$ -	$ -	$ -
Net assets	$59,413	$4,518	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.40%-16.70%	(7.30)%-(7.20)%	- %	- %	- %

Invesco V.I. Global Real Estate (1)
Units	8,514	3,293	-	-	-
Unit value	$10.92-$10.96	$8.84-$8.86	$ -	$ -	$ -
Net assets	$93,186	$29,182	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.79%	- %	- %	- %	- %
Total return***	23.53%-23.70%	(11.60)%-(11.40)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco V.I. Government Securities (2)
Units	31,680	-	-	-	-
Unit value****	$10.35-$10.38	$10.48-$10.50	$ -	$ -	$ -
Net assets	$327,906	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.41%	- %	- %	- %	- %
Total return***	(1.24)%-(1.14)%	4.80%-5.00%	- %	- %	- %

Invesco V.I. High Yield (1)
Units	29,766	8,504	-	-	-
Unit value	$10.72-$10.75	$9.48-$9.50	$ -	$ -	$ -
Net assets	$319,243	$80,665	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	27.70%	- %	- %	- %	- %
Total return***	13.08%-13.16%	(5.20)%-(5.00)%	- %	- %	- %

Invesco V.I. International Growth
Units	9,829	10,411	11,414	14,457	20,474
Unit value	$9.07-$9.18	$8.15-$8.23	$9.07-$9.14	$8.33-$8.38	$6.39-$6.42
Net assets	$89,019	$84,858	$103,828	$120,787	$131,049
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.63%	1.10%	1.60%	1.33%	0.56%
Total return***	11.29%-11.54%	(10.14)%-(9.96)%	8.88%-9.07%	30.36%-30.53%	(42.59)%-(42.42)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Core Equity
Units	7,576	3,524	10,517	13,897	14,408
Unit value	$9.58-$9.69	$8.96-$9.05	$9.92-$10.00	$9.03-$9.08	$7.20-$7.22
Net assets	$73,071	$31,717	$104,941	$125,935	$103,968
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	0.10%	0.33%	1.00%	1.87%
Total return***	6.92%-7.07%	(9.68)%-(9.50)%	9.86%-10.13%	25.42%-25.76%	(31.03)%-(30.98)%

Invesco V.I. Small Cap Equity
Units	1,199	-	-	-	-
Unit value****	$9.47-$9.51	$8.63-$8.64	$ -	$ -	$ -
Net assets	$11,365	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.73%-10.07%	(13.70)%-(13.60)%	- %	- %	- %

Invesco V.I. Utilities (1)
Units	379	368	-	-	-
Unit value	$10.75-$10.79	$10.77-$10.79	$ -	$ -	$ -
Net assets	$4,070	$3,960	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.91%	- %	- %	- %	- %
Total return***	(0.19)%-0.00%	7.70%-7.90%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco Van Kampen V.I. American Franchise
Units	-	-	525	-	764
Unit value****	$9.35-9.38	$6.89-$6.96	$7.74-$7.80	$6.94-$6.98	$5.93-$5.96
Net assets	$ -	$ -	$4,097	$ -	$4,538
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	34.77%-35.70%	(10.98)%-(10.77)%	11.53%-11.75%	17.03%-17.11%	(44.48)%-(44.30)%

Invesco Van Kampen V.I. American Value
Units	9,940	-	-	-	-
Unit value****	$10.19-$10.23	$9.01-$9.02	$ -	$ -	$ -
Net assets	$101,382	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.08%	- %	- %	- %	- %
Total return***	13.10%-13.41%	(9.90)%-(9.80)%	- %	- %	- %

Invesco Van Kampen V.I. Comstock (1)
Units	1,190	781	-	-	-
Unit value	$10.28-$10.32	$8.95-$8.96	$ -	$ -	$ -
Net assets	$12,271	$6,990	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.89%	- %	- %	- %	- %
Total return***	14.86%-15.18%	(10.50)%-(10.40)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Invesco Van Kampen V.I. Equity and Income
Units	3,353	-	-	-	-
Unit value****	$9.93-$9.97	$9.15-$9.16	$ -	$ -	$ -
Net assets	$33,296	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.51%	- %	- %	- %	- %
Total return***	8.52%-8.84%	(8.50)%-(8.40)%	- %	- %	- %

Invesco Van Kampen V.I. Growth and Income
Units	-	-	-	-	-
Unit value****	$9.92-$9.96	$8.98-$9.00	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.47%-10.67%	(10.20)%-(10.00)%	- %	- %	- %

Ivy Funds VIP Balanced
Units	2,511	-	-	-	-
Unit value****	$10.26-$10.29	$9.50-$9.52	$ -	$ -	$ -
Net assets	$25,715	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.86%	- %	- %	- %	- %
Total return***	8.00%-8.09%	(5.00)%-(4.80)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Ivy Funds VIP Core Equity
Units	-	-	-	-	-
Unit value****	$10.42-$10.45	$9.09-$9.10	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.63%-14.84%	(9.10)%-(9.00)%	- %	- %	- %

Ivy Funds VIP Energy (1)
Units	1,288	518	-	-	-
Unit value	$7.66-$7.68	$7.82-$7.83	$ -	$ -	$ -
Net assets	$9,864	$4,054	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(2.05)%-(1.92)%	(21.80)%-(21.70)%	- %	- %	- %

Ivy Funds VIP Global Bond
Units	1,598	-	-	-	-
Unit value****	$10.00-$10.04	$9.73-$9.75	$ -	$ -	$ -
Net assets	$16,053	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.78%	- %	- %	- %	- %
Total return***	2.77%-2.97%	(2.70)%-(2.50)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Ivy Funds VIP Growth
Units	844	-	-	-	-
Unit value****	$10.24-$10.27	$9.40-$9.41	$ -	$ -	$ -
Net assets	$8,644	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.12%	- %	- %	- %	- %
Total return***	8.94%-9.14%	(6.00)%-(5.90)%	- %	- %	- %

Ivy Funds VIP High Income (1)
Units	93,173	9,460	-	-	-
Unit value	$11.24-$11.28	$9.81-$9.82	$ -	$ -	$ -
Net assets	$1,047,949	$92,799	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	6.50%	- %	- %	- %	- %
Total return***	14.58%-14.87%	(1.90)%-(1.80)%	- %	- %	- %

Ivy Funds VIP International Core Equity
Units	38,007	-	-	-	-
Unit value****	$8.78-$8.81	$8.02-$8.04	$ -	$ -	$ -
Net assets	$333,845	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.48%-9.58%	(19.80)%-(19.60)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Ivy Funds VIP Limited-Term Bond
Units	16,544	-	-	-	-
Unit value****	$10.03-$10.07	$10.05-$10.06	$ -	$ -	$ -
Net assets	$166,246	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.93%	- %	- %	- %	- %
Total return***	(0.20)%-0.10%	0.50%-0.60%	- %	- %	- %

Ivy Funds VIP Mid Cap Growth
Units	4,648	-	-	-	-
Unit value****	$9.73-$9.77	$8.87-$8.88	$ -	$ -	$ -
Net assets	$45,242	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.70%-10.02%	(11.30)%-(11.20)%	- %	- %	- %

Ivy Funds VIP Science and Technology
Units	319	-	-	-	-
Unit value****	$10.20-$10.24	$8.26-$8.27	$ -	$ -	$ -
Net assets	$3,255	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	23.49%-23.82%	(17.40)%-(17.30)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Ivy Funds VIP Small Cap Growth
Units	591	-	-	-	-
Unit value****	$8.03-$8.06	$7.91-$7.92	$ -	$ -	$ -
Net assets	$4,746	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	1.52%-1.77%	(20.90)%-(20.80)%	- %	- %	- %

Ivy Funds VIP Small Cap Value
Units	315	-	-	-	-
Unit value****	$9.18-$9.21	$8.01-$8.02	$ -	$ -	$ -
Net assets	$2,895	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.61%-14.84%	(19.90)%-(19.80)%	- %	- %	- %

Ivy Funds VIP Value
Units	1,073	-	-	-	-
Unit value****	$9.73-$9.77	$8.47-$8.49	$ -	$ -	$ -
Net assets	$10,441	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.88%-15.08%	(15.30)%-(15.10)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Janus Aspen Enterprise (1)
Units	9,129	6,498	-	-	-
Unit value	$10.12-$10.15	$8.95-$8.97	$ -	$ -	$ -
Net assets	$92,604	$58,223	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.07%-13.15%	(10.50)%-(10.30)%	- %	- %	- %

Janus Aspen Forty
Units	496	-	-	-	-
Unit value****	$10.62-$10.66	$8.88-$8.89	$ -	$ -	$ -
Net assets	$5,269	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	7.71%	- %	- %	- %	- %
Total return***	19.59%-19.91%	(11.20)%-(11.10)%	- %	- %	- %

Janus Aspen Janus Portfolio
Units	60,472	-	-	-	-
Unit value****	$10.16-$10.19	$8.89-$8.90	$ -	$ -	$ -
Net assets	$614,062	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.29%-14.49%	(11.10)%-(11.00)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Janus Aspen Overseas
Units	14,480	-	-	-	-
Unit value****	$7.19-$7.21	$6.57-$6.58	$ -	$ -	$ -
Net assets	$104,109	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.44%-9.57%	(34.30)%-(34.20)%	- %	- %	- %

Janus Aspen Perkins Mid Cap Value
Units	462	-	-	-	-
Unit value****	$9.47-$9.50	$8.85-$8.86	$ -	$ -	$ -
Net assets	$4,375	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.65%	- %	- %	- %	- %
Total return***	7.01%-7.22%	(11.50)%-(11.40)%	- %	- %	- %

Lord Abbett Series Bond-Debenture VC (1)
Units	6,718	6,816	-	-	-
Unit value	$10.64-$10.68	$9.79-$9.80	$ -	$ -	$ -
Net assets	$71,595	$66,770	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.70%	11.47%	- %	- %	- %
Total return***	8.68%-8.98%	(2.10)%-(2.00)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Lord Abbett Series Developing Growth VC
Units	2,255	-	-	-	-
Unit value****	$9.27-$9.30	$8.56-$8.57	$ -	$ -	$ -
Net assets	$20,897	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	8.29%-8.52%	(14.40)%-(14.30)%	- %	- %	- %

Lord Abbett Series Growth and Income VC
Units	577	-	-	-	-
Unit value****	$9.36-$9.40	$8.65-$8.66	$ -	$ -	$ -
Net assets	$5,402	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.93%	- %	- %	- %	- %
Total return***	8.21%-8.55%	(13.50)%-(13.40)%	- %	- %	- %

Lord Abbett Series Growth Opportunities VC
Units	-	-	-	-	-
Unit value****	$8.90-$8.93	$8.08-$8.09	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	10.15%-10.38%	(19.20)%-(19.10)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Lord Abbett Series Mid Cap Stock VC
Units	12,660	-	-	-	-
Unit value****	$9.51-$9.54	$8.59-$8.60	$ -	$ -	$ -
Net assets	$120,326	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.30%	- %	- %	- %	- %
Total return***	10.71%-10.93%	(14.10)%-(14.00)%	- %	- %	- %

Lord Abbett Series Total Return VC
Units	16,462	-	-	-	-
Unit value****	$10.82-$10.86	$10.49-$10.51	$ -	$ -	$ -
Net assets	$178,156	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.51%	- %	- %	- %	- %
Total return***	3.15%-3.33%	4.90%-5.10%	- %	- %	- %

MFS VIT Investors Trust
Units	1,573	-	-	-	-
Unit value****	$10.32-$10.36	$8.99-$9.00	$ -	$ -	$ -
Net assets	$16,238	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.79%-15.11%	(10.10)%-(10.00)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
MFS VIT New Discovery
Units	-	-	-	-	-
Unit value****	$9.17-$9.20	$7.85-$7.86	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.82%-17.05%	(21.50)%-(21.40)%	- %	- %	- %

MFS VIT Research
Units	3,323	-	-	-	-
Unit value****	$10.40-$10.43	$9.21-$9.22	$ -	$ -	$ -
Net assets	$34,544	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.12%	- %	- %	- %	- %
Total return***	12.92%-13.12%	(7.90)%-(7.80)%	- %	- %	- %

MFS VIT Research Bond
Units	33,857	-	-	-	-
Unit value****	$10.60-$10.64	$10.25-$10.27	$ -	$ -	$ -
Net assets	$358,959	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.87%	- %	- %	- %	- %
Total return***	3.41%-3.60%	2.50%-2.70%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
MFS VIT Research International (1)
Units	721	442	-	-	-
Unit value	$9.32-$9.35	$8.29-$8.30	$ -	$ -	$ -
Net assets	$6,722	$3,660	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.66%	- %	- %	- %	- %
Total return***	12.42%-12.65%	(17.10)%-(17.00)%	- %	- %	- %

MFS VIT Total Return
Units	-	-	-	-	-
Unit value****	$10.20-$10.24	$9.52-$9.53	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	7.14%-7.45%	(4.80)%-(4.70)%	- %	- %	- %

MFS VIT Utilities (1)
Units	7,338	6,796	-	-	-
Unit value	$10.53-$10.57	$9.63-$9.64	$ -	$ -	$ -
Net assets	$77,196	$65,414	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	12.22%	- %	- %	- %	- %
Total return***	9.35%-9.65%	(3.70)%-(3.60)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Neuberger Berman AMT Guardian
Units	1,063	1,512	577	109	2,853
Unit value	$9.10-$9.21	$8.35-$8.44	$8.91-$8.98	$7.75-$7.79	$6.18-$6.21
Net assets	$9,673	$12,665	$5,177	$845	$17,657
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.23%	0.49%	0.10%	0.09%	1.42%
Total return***	8.98%-9.12%	(6.29)%-(6.01)%	14.97%-15.28%	25.40%-25.44%	(39.41)%-(39.24)%

Neuberger Berman AMT Large Cap Value
Units	-	115	1,916	12,776	15,661
Unit value****	$8.00-$8.10	$7.10-$7.18	$8.29-$8.36	$7.42-$7.47	$4.92-$4.94
Net assets	$ -	$828	$15,957	$95,242	$77,305
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.18%	2.94%	1.14%
Total return***	12.68%-12.81%	(14.35)%-(14.11)%	11.73%-11.91%	50.81%-51.21%	(54.02)%-(53.92)%

Neuberger Berman AMT Socially Responsive
Units	336	-	-	-	-
Unit value****	$9.38-$9.41	$8.77-$8.78	$ -	$ -	$ -
Net assets	$3,147	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.19%	- %	- %	- %	- %
Total return***	6.96%-7.18%	(12.30)%-(12.20)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Oppenheimer Global Securities Fund/VA
Units	9,972	-	-	-	-
Unit value****	$9.77-$9.81	$8.36-$8.38	$ -	$ -	$ -
Net assets	$97,468	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.87%-17.06%	(16.40)%-(16.20)%	- %	- %	- %

Oppenheimer Global Strategic Income Fund/VA (1)
Units	418	405	-	-	-
Unit value	$10.42-$10.46	$9.54-$9.55	$ -	$ -	$ -
Net assets	$4,366	$3,868	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	8.62%	- %	- %	- %	- %
Total return***	9.22%-9.53%	(4.60)%-(4.50)%	- %	- %	- %

Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Units	276	736	1,048	903	3,205
Unit value	$9.43-$9.54	$8.29-$8.37	$8.79-$8.86	$7.39-$7.44	$5.59-$5.61
Net assets	$2,601	$6,139	$9,224	$6,658	$17,916
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.50%	- %	0.34%	1.14%	0.32%
Total return***	13.75%-13.98%	(5.69)%-(5.53)%	18.94%-19.09%	32.20%-32.62%	(40.09)%-(40.00)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT All Asset
Units	17,389	-	-	-	-
Unit value****	$10.63-$10.67	$9.59-$9.60	$ -	$ -	$ -
Net assets	$184,963	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	8.58%	- %	- %	- %	- %
Total return***	10.84%-11.15%	(4.10)%-(4.00)%	- %	- %	- %

PIMCO VIT CommodityRealReturn Strategy (1)
Units	15,743	514	-	-	-
Unit value	$8.51-$8.54	$8.38-$8.39	$ -	$ -	$ -
Net assets	$133,814	$4,301	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.98%	11.63%	- %	- %	- %
Total return***	1.55%-1.79%	(16.20)%-(16.10)%	- %	- %	- %

PIMCO VIT Emerging Markets Bond (1)
Units	60,458	8,482	-	-	-
Unit value	$11.61-$11.65	$10.21-$10.22	$ -	$ -	$ -
Net assets	$702,108	$86,588	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	3.39%	1.14%	- %	- %	- %
Total return***	13.71%-13.99%	2.10%-2.20%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT Foreign Bond (Unhedged)
Units	-	-	-	-	-
Unit value****	$10.61-$10.65	$10.44-$10.45	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	1.63%-1.91%	4.40%-4.50%	- %	- %	- %

PIMCO VIT Global Bond (Unhedged) (2)
Units	1,635	1,673	-	-	-
Unit value****	$13.78-$13.89	$13.35-$13.43	$12.86-$12.91	$11.93-$11.96	$10.58-$10.59
Net assets	$22,648	$22,426	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.87%	3.27%	- %	- %	- %
Total return***	3.22%-3.43%	3.81%-4.03%	7.80%-7.94%	12.76%-12.94%	5.80%-5.90%

PIMCO VIT High Yield (2)
Units	207,642	7,504	3,148	1,553	594
Unit value	$16.28-$16.42	$14.76-$14.85	$14.80-$14.86	$13.40-$13.43	$9.90-$9.90
Net assets	$3,379,931	$110,743	$46,741	$20,842	$5,883
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.23%	5.15%	5.69%	13.68%	2.03%
Total return***	10.30%-10.57%	(0.27)%-(0.07)%	10.45%-10.65%	35.35%-35.66%	(1.00)%-(1.00)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT Low Duration Administrative Class
Units	6,851	7,800	12,082	15,277	23,203
Unit value	$11.10-$11.24	$10.86-$10.97	$11.12-$11.20	$10.93-$10.99	$9.98-$10.02
Net assets	$76,266	$84,860	$134,289	$166,988	$231,698
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.90%	1.63%	1.88%	2.84%	4.02%
Total return***	2.21%-2.46%	(2.34)%-(2.05)%	1.74%-1.91%	9.52%-9.68%	(3.85)%-(3.65)%

PIMCO VIT Low Duration Advisor Class (1)
Units	43,580	2,419	-	-	-
Unit value	$9.95-$9.99	$9.74-$9.76	$ -	$ -	$ -
Net assets	$434,200	$23,565	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.82%	2.11%	- %	- %	- %
Total return***	2.16%-2.36%	(2.60)%-(2.40)%	- %	- %	- %

PIMCO VIT Real Return Administrative Class
Units	3,214	3,349	5,554	20,151	15,835
Unit value	$13.12-$13.27	$12.48-$12.61	$11.57-$11.66	$11.08-$11.15	$9.69-$9.73
Net assets	$42,299	$41,917	$64,218	$223,558	$153,439
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.06%	2.29%	1.62%	3.64%	7.43%
Total return***	5.13%-5.23%	7.87%-8.15%	4.42%-4.57%	14.34%-14.59%	(10.19)%-(9.99)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
PIMCO VIT Real Return Advisor Class (1)
Units	50,507	4,890	-	-	-
Unit value	$11.16-$11.20	$10.64-$10.65	$ -	$ -	$ -
Net assets	$564,082	$52,036	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.06%	3.71%	- %	- %	- %
Total return***	4.89%-5.16%	6.40%-6.50%	- %	- %	- %

PIMCO VIT Total Return Administrative Class
Units	28,994	40,952	70,165	78,918	30,325
Unit value	$13.00-$13.15	$12.28-$12.40	$12.27-$12.36	$11.74-$11.81	$10.66-$10.70
Net assets	$378,616	$504,396	$862,087	$927,793	$323,759
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.48%	2.49%	2.49%	5.01%	9.22%
Total return***	5.86%-6.05%	0.08%-0.32%	4.51%-4.66%	10.13%-10.37%	1.23%-1.42%

PIMCO VIT Total Return Advisor Class (1)
Units	90,260	30,926	-	-	-
Unit value	$10.56-$10.60	$9.99-$10.00	$ -	$ -	$ -
Net assets	$954,352	$308,955	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.19%	2.06%	- %	- %	- %
Total return***	5.71%-6.00%	(0.10)%-0.00%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Banking
Units	19,531	1,296	6,210	6,084	1,915
Unit value	$3.70-$3.75	$3.09-$3.12	$4.11-$4.14	$3.76-$3.78	$4.03-$4.05
Net assets	$72,336	$4,002	$25,515	$22,862	$7,711
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.50%	0.16%	0.55%	2.84%	1.05%
Total return***	19.74%-20.19%	(24.82)%-(24.64)%	9.31%-9.52%	(6.70)%-(6.67)%	(43.16)%-(43.04)%

Rydex VT Basic Materials
Units	10,446	5,975	18,094	16,060	4,745
Unit value	$10.68-$10.80	$9.98-$10.08	$12.36-$12.46	$10.10-$10.16	$6.73-$6.75
Net assets	$111,678	$59,821	$224,196	$162,665	$31,922
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.39%	0.30%	0.26%
Total return***	7.01%-7.14%	(19.26)%-(19.10)%	22.38%-22.64%	50.07%-50.52%	(47.22)%-(47.14)%

Rydex VT Biotechnology
Units	1,641	1,789	274	-	5,079
Unit value****	$14.02-$14.19	$10.67-$10.78	$9.99-$10.07	$9.34-$9.40	$8.17-$8.20
Net assets	$23,077	$19,139	$2,733	$ -	$41,512
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	31.40%-31.63%	6.81%-7.05%	6.96%-7.13%	14.32%-14.63%	(14.81)%-(14.58)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Commodities Strategy
Units	1,797	1,587	1,267	4,269	7,430
Unit value	$6.56-$6.64	$6.89-$6.96	$7.63-$7.70	$7.31-$7.36	$6.78-$6.81
Net assets	$11,796	$10,918	$9,690	$31,219	$50,397
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	41.45%	- %	2.04%	1.00%
Total return***	(4.79)%-(4.60)%	(9.70)%-(9.61)%	4.38%-4.62%	7.82%-8.08%	(50.80)%-(50.65)%

Rydex VT Consumer Products
Units	8,643	13,302	10,844	7,842	1,108
Unit value	$11.89-$12.03	$11.28-$11.40	$10.27-$10.35	$9.06-$9.11	$7.87-$7.91
Net assets	$102,873	$150,253	$111,512	$71,055	$8,730
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.26%	1.10%	1.50%	2.72%	0.11%
Total return***	5.41%-5.53%	9.83%-10.14%	13.36%-13.61%	15.12%-15.17%	(26.03)%-(25.80)%

Rydex VT Dow 2x Strategy
Units	384,052	30,392	15,351	23,465	8,796
Unit value	$7.24-$7.33	$6.40-$6.46	$6.07-$6.12	$5.04-$5.07	$3.81-$3.83
Net assets	$2,778,546	$194,232	$93,078	$118,472	$33,597
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.38%	- %	1.37%
Total return***	13.13%-13.47%	5.44%-5.56%	20.44%-20.71%	32.28%-32.38%	(63.05)%-(62.92)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Electronics
Units	6,326	9,510	12,641	14,494	647
Unit value	$6.05-$6.13	$6.20-$6.26	$7.69-$7.75	$7.26-$7.31	$4.38-$4.39
Net assets	$38,339	$58,991	$97,214	$105,289	$2,839
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(2.42)%-(2.08)%	(19.38)%-(19.23)%	5.92%-6.02%	65.75%-66.51%	(51.76)%-(51.71)%

Rydex VT Energy
Units	5,559	1,228	10,944	5,573	3,763
Unit value	$9.79-$9.90	$9.89-$9.99	$10.87-$10.96	$9.45-$9.51	$7.06-$7.09
Net assets	$54,442	$12,182	$119,270	$52,861	$26,624
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.31%	- %	- %
Total return***	(1.01)%-(0.90)%	(9.02)%-(8.85)%	15.03%-15.25%	33.85%-34.13%	(47.90)%-(47.75)%

Rydex VT Energy Services
Units	1,849	3,223	2,553	2,846	1,812
Unit value	$9.40-$9.52	$9.70-$9.79	$11.06-$11.15	$9.08-$9.14	$5.79-$5.81
Net assets	$17,394	$31,162	$28,211	$25,871	$10,487
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(3.09)%-(2.76)%	(12.30)%-(12.20)%	21.81%-21.99%	56.82%-57.31%	(59.02)%-(58.97)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Europe 1.25x Strategy
Units	7,688	3,019	6,924	18,324	4,378
Unit value	$5.18-$5.24	$4.41-$4.45	$5.37-$5.42	$6.23-$6.27	$4.76-$4.77
Net assets	$39,835	$13,315	$37,190	$114,465	$20,827
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.67%	- %	0.17%	4.96%	0.25%
Total return***	17.46%-17.75%	(17.90)%-(17.88)%	(13.80)%-(13.56)%	30.88%-31.45%	(56.33)%-(56.36)%

Rydex VT Financial Services
Units	5,032	75	-	-	2,746
Unit value****	$4.84-$4.89	$4.08-$4.12	$4.96-$5.00	$4.49-$4.52	$3.89-$3.90
Net assets	$24,375	$306	$ -	$ -	$10,652
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.28%	- %	- %	- %	- %
Total return***	18.63%-18.69%	(17.74)%-(17.60)%	10.47%-10.62%	15.42%-15.90%	(49.74)%-(49.68)%

Rydex VT Government Long Bond 1.2x Strategy
Units	12,113	14,478	1,080	2,555	8,415
Unit value	$14.36-$14.53	$14.42-$14.57	$10.55-$10.63	$9.92-$9.98	$14.99-$15.05
Net assets	$173,913	$208,510	$11,342	$25,378	$126,513
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.19%	2.25%	22.30%	8.60%	7.21%
Total return***	(0.42)%-(0.27)%	36.68%-37.06%	6.35%-6.51%	(33.82)%-(33.69)%	39.96%-40.26%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Health Care
Units	14,159	3,902	3,516	8,225	4,818
Unit value	$10.29-$10.42	$9.09-$9.19	$8.99-$9.06	$8.72-$8.77	$7.24-$7.27
Net assets	$145,997	$35,666	$31,643	$71,734	$34,928
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.09%	- %	- %
Total return***	13.20%-13.38%	1.11%-1.43%	3.10%-3.31%	20.44%-20.63%	(27.38)%-(27.23)%

Rydex VT Internet
Units	-	4,981	5,405	5,299	872
Unit value****	$10.02-$10.14	$8.69-$8.78	$10.21-$10.30	$8.75-$8.81	$5.46-$5.49
Net assets	$ -	$43,744	$55,626	$46,416	$4,767
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	15.30%-15.49%	(14.89)%-(14.76)%	16.69%-16.91%	60.26%-60.47%	(46.78)%-(46.60)%

Rydex VT Inverse Dow 2x Strategy
Units	36,137	3,852	-	-	171
Unit value****	$2.62-$2.66	$3.50-$3.54	$4.97-$5.01	$7.39-$7.43	$13.81-$13.87
Net assets	$95,714	$13,493	$7	$ -	$2,358
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	(0.01)%
Total return***	(25.14)%-(24.86)%	(29.58)%-(29.34)%	(32.75)%-(32.57)%	(46.49)%-(46.43)%	55.34%-55.67%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Inverse Government Long Bond Strategy
Units	3,891	-	-	-	1,183
Unit value****	$3.65-$3.69	$4.02-$4.06	$5.99-$6.04	$7.11-$7.15	$6.16-$6.19
Net assets	$14,169	$ -	$ -	$ -	$7,285
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	0.66%
Total return***	(9.20)%-(9.11)%	(32.89)%-(32.78)%	(15.75)%-(15.52)%	15.42%-15.51%	(32.60)%-(32.42)%

Rydex VT Inverse Mid-Cap Strategy
Units	-	-	-	-	-
Unit value****	$3.99-$4.04	$5.06-$5.11	$5.65-$5.70	$7.83-$7.88	$12.53-$12.57
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(21.15)%-(20.94)%	(10.44)%-(10.35)%	(27.84)%-(27.66)%	(37.51)%-(37.31)%	29.84%-29.99%

Rydex VT Inverse NASDAQ-100 Strategy
Units	1,440	-	-	-	658
Unit value****	$3.86-$3.91	$4.91-$4.96	$5.65-$5.70	$7.43-$7.48	$12.84-$12.89
Net assets	$5,557	$ -	$ -	$ -	$8,454
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	2.56%	5.96%
Total return***	(21.38)%-(21.17)%	(13.10)%-(12.98)%	(23.96)%-(23.80)%	(42.13)%-(41.97)%	42.98%-43.22%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Inverse Russell 2000 Strategy
Units	-	-	7,251	12,279	-
Unit value****	$3.95-$4.00	$4.99-$5.04	$5.60-$5.64	$8.01-$8.05	$12.34-$12.39
Net assets	$ -	$ -	$40,608	$98,406	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(20.84)%-(20.63)%	(10.89)%-(10.64)%	(30.09)%-(29.94)%	(35.09)%-(35.03)%	20.39%-20.64%

Rydex VT Inverse S&P 500 Strategy
Units	2,555	7,170	5,268	3,234	1,412
Unit value	$5.22-$5.28	$6.51-$6.57	$7.41-$7.47	$9.23-$9.29	$13.19-$13.24
Net assets	$13,318	$46,666	$39,015	$29,870	$18,633
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	3.96%
Total return***	(19.82)%-(19.63)%	(12.15)%-(12.05)%	(19.72)%-(19.59)%	(30.02)%-(29.83)%	34.45%-34.69%

Rydex VT Japan 2x Strategy
Units	-	-	-	825	1,275
Unit value****	$5.98-$6.05	$5.15-$5.20	$7.50-$7.56	$6.71-$6.75	$5.62-$5.64
Net assets	$ -	$ -	$ -	$5,547	$7,164
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	0.34%	2.29%
Total return***	16.12%-16.35%	(31.33)%-(31.22)%	11.77%-12.00%	19.40%-19.68%	(35.18)%-(35.10)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Leisure
Units	342	-	759	-	-
Unit value****	$8.71-$8.81	$7.43-$7.50	$7.51-$7.57	$5.96-$6.00	$4.51-$4.53
Net assets	$2,975	$ -	$5,740	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.17%	- %	- %
Total return***	17.23%-17.47%	(1.07)%-(0.92)%	26.01%-26.17%	32.15%-32.45%	(50.82)%-(50.71)%

Rydex VT Mid-Cap 1.5x Strategy
Units	17,054	14,224	8,861	7,624	4,200
Unit value	$8.91-$9.02	$7.42-$7.49	$8.31-$8.37	$6.25-$6.29	$4.25-$4.26
Net assets	$151,870	$105,511	$73,630	$47,578	$17,821
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	0.09%	- %
Total return***	20.08%-20.43%	(10.71)%-(10.51)%	32.96%-33.07%	47.06%-47.65%	(56.32)%-(56.31)%

Rydex VT NASDAQ-100
Units	13,737	12,893	9,328	10,810	7,098
Unit value	$11.41-$11.54	$10.11-$10.21	$10.25-$10.33	$8.95-$9.00	$6.10-$6.12
Net assets	$156,864	$130,730	$95,711	$96,748	$43,301
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	0.11%
Total return***	12.86%-13.03%	(1.37)%-(1.16)%	14.53%-14.78%	46.72%-47.06%	(43.83)%-(43.75)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT NASDAQ-100 2x Strategy
Units	135	218	-	1,713	1,121
Unit value****	$10.35-$10.47	$7.99-$8.07	$8.32-$8.39	$6.29-$6.33	$2.99-$3.00
Net assets	$1,405	$1,742	$ -	$10,750	$3,352
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	0.07%
Total return***	29.54%-29.74%	(3.97)%-(3.81)%	32.27%-32.54%	110.30%-111.00%	(73.54)%-(73.50)%

Rydex VT Nova
Units	2,928	4,626	2,999	34,301	2,755
Unit value	$7.27-$7.36	$6.16-$6.22	$6.45-$6.50	$5.57-$5.60	$4.25-$4.27
Net assets	$21,336	$28,473	$19,327	$191,115	$11,709
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	0.04%	0.09%	1.87%	1.15%
Total return***	18.02%-18.33%	(4.50)%-(4.31)%	15.80%-16.07%	31.06%-31.15%	(56.00)%-(55.89)%

Rydex VT Precious Metals
Units	68,801	18,620	27,350	18,040	28,133
Unit value	$9.46-$9.57	$10.21-$10.31	$13.92-$14.03	$10.44-$10.50	$7.23-$7.26
Net assets	$651,479	$190,757	$381,475	$188,243	$203,621
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	0.06%	- %	- %	- %
Total return***	(7.35)%-(7.18)%	(26.65)%-(26.51)%	33.33%-33.62%	44.40%-44.63%	(40.69)%-(40.54)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Real Estate
Units	164,008	21,587	21,014	24,110	10,540
Unit value	$7.11-$7.20	$6.22-$6.28	$6.30-$6.35	$5.22-$5.25	$4.31-$4.33
Net assets	$1,166,225	$134,438	$132,276	$125,858	$45,468
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.29%	2.89%	2.19%	2.68%	1.01%
Total return***	14.31%-14.65%	(1.27)%-(1.10)%	20.69%-20.95%	21.11%-21.25%	(43.66)%-(43.47)%

Rydex VT Retailing
Units	-	382	1,031	-	-
Unit value****	$10.18-$10.30	$9.02-$9.11	$8.87-$8.94	$7.34-$7.38	$5.27-$5.29
Net assets	$ -	$3,451	$9,145	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.86%-13.06%	1.69%-1.90%	20.84%-21.14%	39.28%-39.51%	(35.18)%-(35.01)%

Rydex VT Russell 2000 1.5x Strategy
Units	11,354	17,418	10,686	9,074	3,291
Unit value	$7.16-$7.25	$6.07-$6.13	$7.16-$7.21	$5.37-$5.41	$4.17-$4.19
Net assets	$81,389	$105,785	$76,458	$48,876	$13,726
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	0.25%
Total return***	17.96%-18.27%	(15.22)%-(14.98)%	33.27%-33.33%	28.78%-29.12%	(53.04)%-(52.87)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Russell 2000 2x Strategy
Units	955	365	-	-	600
Unit value****	$4.96-$5.02	$3.97-$4.01	$5.10-$5.14	$3.56-$3.58	$2.71-$2.72
Net assets	$4,740	$1,447	$ -	$ -	$1,623
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	6.07%
Total return***	24.94%-25.19%	(22.16)%-(21.98)%	43.26%-43.58%	31.37%-31.62%	(67.35)%-(67.31)%

Rydex VT S&P 500 2x Strategy
Units	-	403	879	1,516	1,405
Unit value****	$5.88-$5.96	$4.71-$4.76	$5.07-$5.11	$4.19-$4.21	$2.96-$2.97
Net assets	$ -	$1,897	$4,448	$6,339	$4,143
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	0.68%	- %
Total return***	24.84%-25.21%	(7.10)%-(6.85)%	21.00%-21.38%	41.55%-41.75%	(69.04)%-(69.00)%

Rydex VT S&P 500 Pure Growth
Units	16,270	13,325	10,067	551	713
Unit value	$10.45-$10.57	$9.54-$9.64	$9.99-$10.07	$8.27-$8.32	$5.81-$5.84
Net assets	$169,955	$127,216	$100,983	$4,554	$4,115
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	9.54%-9.65%	(4.50)%-(4.27)%	20.80%-21.03%	42.34%-42.47%	(41.90)%-(41.72)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT S&P 500 Pure Value
Units	13,655	8,256	11,991	431	856
Unit value	$8.53-$8.63	$7.22-$7.30	$7.72-$7.78	$6.64-$6.68	$4.55-$4.56
Net assets	$116,571	$59,765	$93,025	$2,865	$3,864
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	4.92%	0.06%	1.50%	1.33%	2.96%
Total return***	18.14%-18.22%	(6.48)%-(6.17)%	16.27%-16.47%	45.93%-46.49%	(50.33)%-(50.33)%

Rydex VT S&P MidCap 400 Pure Growth
Units	3,938	3,360	757	602	8,016
Unit value	$13.12-$13.28	$11.71-$11.82	$12.20-$12.29	$9.52-$9.58	$6.28-$6.31
Net assets	$51,633	$39,377	$9,284	$5,763	$50,416
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.04%-12.35%	(4.02)%-(3.82)%	28.15%-28.29%	51.59%-51.82%	(38.37)%-(38.20)%

Rydex VT S&P MidCap 400 Pure Value
Units	4,921	4,576	-	1,052	1,114
Unit value****	$8.72-$8.83	$7.72-$7.79	$8.60-$8.67	$7.41-$7.45	$4.94-$4.96
Net assets	$43,150	$35,321	$ -	$7,827	$5,504
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	1.03%	- %
Total return***	12.95%-13.35%	(10.23)%-(10.15)%	16.06%-16.38%	50.00%-50.20%	(45.53)%-(45.43)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT S&P SmallCap 600 Pure Growth
Units	1,695	6,366	-	1,748	1,731
Unit value****	$10.24-$10.37	$9.58-$9.68	$9.58-$9.66	$7.91-$7.96	$6.11-$6.14
Net assets	$17,380	$61,100	$ -	$13,864	$10,548
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	6.89%-7.13%	0.00%-0.21%	21.11%-21.36%	29.46%-29.64%	(36.55)%-(36.37)%

Rydex VT S&P SmallCap 600 Pure Value
Units	14,516	10,912	532	2,341	-
Unit value****	$8.07-$8.16	$6.94-$7.00	$7.93-$7.99	$6.56-$6.60	$4.18-$4.20
Net assets	$117,405	$75,682	$4,218	$15,344	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	2.35%	- %
Total return***	16.28%-16.57%	(12.48)%-(12.39)%	20.88%-21.06%	56.94%-57.14%	(45.43)%-(45.31)%

Rydex VT Strengthening Dollar 2x Strategy
Units	6,347	16,125	2,770	-	996
Unit value****	$5.32-$5.39	$5.88-$5.94	$6.36-$6.41	$6.89-$6.94	$8.48-$8.51
Net assets	$33,783	$94,816	$17,594	$ -	$8,396
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(9.52)%-(9.26)%	(7.55)%-(7.33)%	(7.69)%-(7.64)%	(18.75)%-(18.45)%	2.05%-2.16%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT Technology
Units	963	9,431	4,114	12,916	1,492
Unit value	$8.44-$8.55	$7.81-$7.88	$8.90-$8.97	$8.22-$8.27	$5.47-$5.49
Net assets	$8,179	$73,649	$36,744	$106,323	$8,162
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	8.07%-8.50%	(12.25)%-(12.15)%	8.27%-8.46%	50.27%-50.64%	(47.25)%-(47.16)%

Rydex VT Telecommunications
Units	18,638	7,970	293	190	1,733
Unit value	$6.31-$6.39	$6.23-$6.29	$7.53-$7.59	$6.81-$6.85	$5.48-$5.50
Net assets	$117,687	$49,677	$2,203	$1,304	$9,503
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.13%	2.43%	1.94%	- %	- %
Total return***	1.28%-1.59%	(17.26)%-(17.13)%	10.57%-10.80%	24.27%-24.55%	(47.16)%-(47.06)%

Rydex VT Transportation
Units	13,012	7,431	3,066	-	1,954
Unit value****	$8.01-$8.10	$7.05-$7.12	$8.21-$8.27	$6.84-$6.88	$6.03-$6.06
Net assets	$104,178	$52,382	$25,226	$ -	$11,774
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.62%-13.76%	(14.13)%-(13.91)%	20.03%-20.20%	13.43%-13.53%	(27.78)%-(27.60)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Rydex VT U.S. Government Money Market
Units	1,233,594	216,262	114,106	222,876	482,093
Unit value	$8.53-$8.64	$8.83-$8.92	$9.14-$9.22	$9.47-$9.52	$9.79-$9.83
Net assets	$10,524,782	$1,914,302	$1,044,738	$2,112,680	$4,725,412
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	0.01%	0.02%	0.86%
Total return***	(3.40)%-(3.14)%	(3.39)%-(3.25)%	(3.48)%-(3.15)%	(3.27)%-(3.15)%	(2.30)%-(2.09)%

Rydex VT Utilities
Units	3,468	2,443	4,688	5,514	2,886
Unit value	$9.40-$9.51	$9.62-$9.72	$8.56-$8.63	$8.29-$8.34	$7.54-$7.57
Net assets	$32,652	$23,514	$40,286	$45,740	$21,761
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	4.74%	3.38%	3.66%	8.33%	0.27%
Total return***	(2.29)%-(2.16)%	12.38%-12.63%	3.26%-3.48%	9.95%-10.17%	(32.01)%-(31.86)%

Rydex VT Weakening Dollar 2x Strategy
Units	4,487	737	-	-	7,463
Unit value****	$8.50-$8.60	$8.73-$8.82	$9.39-$9.46	$10.29-$10.35	$9.99-$10.03
Net assets	$38,233	$6,504	$ -	$ -	$74,827
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(2.63)%-(2.49)%	(7.03)%-(6.77)%	(8.75)%-(8.60)%	3.00%-3.19%	(15.27)%-(15.07)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
T. Rowe Price Blue Chip Growth (1)
Units	5,882	1,398	-	-	-
Unit value	$10.59-$10.63	$9.30-$9.31	$ -	$ -	$ -
Net assets	$62,357	$12,990	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.87%-14.18%	(7.00)%-(6.90)%	- %	- %	- %

T. Rowe Price Equity Income (1)
Units	6,334	1,683	-	-	-
Unit value	$10.24-$10.28	$9.07-$9.08	$ -	$ -	$ -
Net assets	$64,867	$15,263	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.82%	1.43%	- %	- %	- %
Total return***	12.90%-13.22%	(9.30)%-(9.20)%	- %	- %	- %

T. Rowe Price Health Sciences (1)
Units	10,391	6,916	-	-	-
Unit value	$12.01-$12.05	$9.49-$9.50	$ -	$ -	$ -
Net assets	$124,719	$65,597	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	26.55%-26.84%	(5.10)%-(5.00)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
T. Rowe Price Limited-Term Bond (1)
Units	17,803	1,013	-	-	-
Unit value	$9.71-$9.75	$9.82-$9.83	$ -	$ -	$ -
Net assets	$172,872	$9,947	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	2.73%	1.77%	- %	- %	- %
Total return***	(1.12)%-(0.81)%	(1.80)%-(1.70)%	- %	- %	- %

Templeton Developing Markets Securities (2)
Units	20,113	9,937	11,863	4,488	-
Unit value****	$17.35-$17.49	$15.87-$15.97	$19.52-$19.60	$17.18-$17.22	$10.30-$10.31
Net assets	$349,608	$158,527	$232,190	$77,219	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.12%	0.91%	0.44%	- %	- %
Total return***	9.33%-9.52%	(18.70)%-(18.52)%	13.62%-13.82%	66.80%-67.02%	3.00%-3.10%

Templeton Foreign Securities (2)
Units	-	-	8,738	227	-
Unit value****	$14.74-$14.86	$12.90-$12.99	$14.94-$15.01	$14.27-$14.30	$10.78-$10.78
Net assets	$ -	$ -	$130,883	$3,243	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	- %	3.37%	0.07%	- %	- %
Total return***	14.26%-14.40%	(13.65)%-(13.46)%	4.70%-4.97%	32.37%-32.65%	7.80%-7.80%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Templeton Global Bond Securities (1)
Units	80,839	1,274	-	-	-
Unit value	$10.43-$10.46	$9.38-$9.39	$ -	$ -	$ -
Net assets	$842,994	$11,958	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	5.71%	- %	- %	- %	- %
Total return***	11.19%-11.40%	(6.20)%-(6.10)%	- %	- %	- %

Templeton Growth Securities
Units	-	-	-	-	-
Unit value****	$9.89-$9.93	$8.46-$8.47	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.90%-17.24%	(15.40)%-(15.30)%	- %	- %	- %

Third Avenue Value
Units	615	-	-	-	-
Unit value****	$9.04-$9.07	$7.35-$7.36	$ -	$ -	$ -
Net assets	$5,557	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	6.44%	- %	- %	- %	- %
Total return***	22.99%-23.23%	(26.50)%-(26.40)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Van Eck VIP Global Hard Assets (1)
Units	42,872	3,260	-	-	-
Unit value	$7.42-$7.44	$7.45-$7.46	$ -	$ -	$ -
Net assets	$317,882	$24,272	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	1.04%	- %	- %	- %	- %
Total return***	(0.40)%-(0.27)%	(25.50)%-(25.40)%	- %	- %	- %

Wells Fargo Advantage Omega Growth VT
Units	-	-	-	-	-
Unit value****	$9.84-$9.88	$8.46-$8.47	$ -	$ -	$ -
Net assets	$ -	$ -	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.31%-16.65%	(15.40)%-(15.30)%	- %	- %	- %

Wells Fargo Advantage Opportunity VT
Units	1,672	1,081	2,455	2,836	-
Unit value****	$10.22-$10.34	$9.16-$9.25	$10.03-$10.11	$8.39-$8.44	$5.88-$5.90
Net assets	$17,081	$9,903	$24,738	$23,873	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.04%	0.17%	2.35%	- %	- %
Total return***	11.57%-11.78%	(8.67)%-(8.51)%	19.55%-19.79%	42.69%-43.05%	(42.07)%-(41.99)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2012	2011	2010	2009	2008
Wells Fargo Advantage Small Cap Value VT (1)
Units	8,947	12,383	-	-	-
Unit value	$9.46-$9.49	$8.59-$8.60	$ -	$ -	$ -
Net assets	$84,892	$106,484	$ -	$ -	$ -
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	- %	- %	- %
Investment income ratio**	0.74%	- %	- %	- %	- %
Total return***	10.13%-10.35%	(14.10)%-(14.00)%	- %	- %	- %

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.   The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized.  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from April 1, 2011 (inception date) to December 31, 2011.
(2) For the period from November 17, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2012 and 2011, and for each of the three years in the period ended December 31,2012; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2012, and for each of the specified periods ended December 31,2012 and2011, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

	(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

	(2)	Not Applicable

	(3)	(a)	Marketing Organization Agreement(q)
		(b)	SBL Variable Products Broker/Dealer Sales Agreement(q)
		(c)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(c)
		(d)	Marketing Organization Agreement Commission Schedule(l)
		(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
		(f)	Distribution Agreement(j)
		(g)	Marketing Organization Amendment – Supervisory Fee(m)
		(h)	Service Facilities Agreement(t)
		(i)	Commission Schedule – EliteDesigns II

	(4)	(a)	Individual Contract (Form V6029 11-00)(l)
		(b)	Individual Contract-Unisex (Form V6029 11-00U)(l)
		(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(h)
		(d)	Individual Retirement Annuity Endorsement (Form V6849A R9-03)(e)
		(e)	Roth IRA Endorsement (Form V6851A (R9-03))(e)
		(f)	403a Endorsement (Form V6057 10-98)(b)
		(g)	Credit Enhancement Rider (Form V6084 11-01)(d)
		(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(m)
		(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06)(l)
		(j)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)(w)
		(k)	Roth IRA Endorsement (Form V6851A R9-10)(w)
		(l)	Nursing Home Endorsement (Form 6052 10-10)(w)
		(m)	Terminal Illness Endorsement (Form 6053 10-10)(w)
		(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9-10)(w)

	(5)	(a)	Application (Form V9101 10-06)(l)
		(b)	Application (Form V9101 10-06)(v)
		(c)	Application – Unisex (Form V9101 U 10-06)(l)
		(d)	Application – Unisex (Form V9101 U 10-06)(v)
		(e)	Application – Generic (Form V9101 (11-10)(w)
		(f)	EliteDesigns II Application – Generic

	(6)	(a)	Composite of Articles of Incorporation of SBL(f)
		(b)	Bylaws of SBL(q)

	(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(ae)
	(b)	Participation Agreement – AllianceBernstein(ac)
	(c)	Participation Agreement – ALPS (Ibbotson)
	(d)	Participation Agreement – American Century – Variable Insurance Funds(z)
	(e)	Participation Agreement – BlackRock – Variable Funds(w)
	(f)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(ab)
	(g)	Participation Agreement – Dreyfus – Variable Insurance Funds(ae)
	(h)	Participation Agreement – DWS(w)
	(i)	Participation Agreement – Federated(ac)
	(j)	Participation Agreement – Fidelity VIP(c)
(i) Amendment No. 1(c)
(ii) Amendment No. 2(m)
(iii) Amendment No. 3(r)
	(k)	Participation Agreement – Franklin Templeton – Variable Insurance Funds
	(l)	Participation Agreement – Fred Alger
	(m)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(aa)
	(n)	Participation Agreement – ING(ac)
	(o)	Participation Agreement – Ivy – Variable Insurance Funds(ac)
	(p)	Participation Agreement – Janus Aspen Series(ac)
	(q)	Participation Agreement – JPMorgan(ac)
	(r)	Participation Agreement – Legg Mason(x)
	(r)	Participation Agreement – Lord Abbett(w)
	(s)	Participation Agreement – MFS(ac)
	(t)	Participation Agreement – Morgan Stanley(ac)
	(u)	Participation Agreement – Neuberger Berman – AMT Funds(s)
	(v)	Participation Agreement – Northern Lights (7Twelve Balanced)
	(w)	Participation Agreement – Northern Lights (Adaptive Allocation)(ac)
	(x)	Participation Agreement – Northern Lights (Innealta)(ac)
	(y)	Participation Agreement – Northern Lights (Power Income)(ac)
	(z)	Participation Agreement – Northern Lights (Probabilities)
	(aa)	Participation Agreement – Oppenheimer – Variable Funds(w)
	(ab)	Participation Agreement – Panorama (Oppenheimer)(w)
	(ac)	Participation Agreement – PIMCO – Variable Insurance Funds(aa)
	(ad)	Participation Agreement – Pioneer(ac)
	(ae)	Participation Agreement – Potomac (Direxion)(i)
	(af)	Participation Agreement – Putnam(ac)
	(ag)	Participation Agreement – Rydex – Variable Funds(k)
(i) Amendment No. 6(m)
	(ah)	Participation Agreement – SBL(aa)
	(ai)	Participation Agreement – T. Rowe Price(ae)
(i) Amendment No. 4(af)
	(aj)	Participation Agreement – Third Avenue(w)
	(ak)	Participation Agreement – Van Eck(w)
	(al)	Participation Agreement – Virtus
	(am)	Participation Agreement – Wells Fargo – Variable Funds(ae)
	(an)	Information Sharing Agreement – AIM(n)
	(ao)	Information Sharing Agreement – ALPS (Ibbotson)(ae)
	(ap)	Information Sharing Agreement – American Century(n)
	(aq)	Information Sharing Agreement – Dreyfus(n)
	(ar)	Information Sharing Agreement – Fidelity Insurance(o)

	(as)	Information Sharing Agreement – Franklin Templeton(ae)
	(at)	Information Sharing Agreement – ING(ad)
	(au)	Information Sharing Agreement – Ivy(ae)
	(av)	Information Sharing Agreement – Janus(o)
	(aw)	Information Sharing Agreement – Legg Mason(u)
	(ax)	Information Sharing Agreement – MFS(n)
	(ay)	Information Sharing Agreement – Neuberger Berman(s)
	(az)	Information Sharing Agreement – Oppenheimer(n)
	(ba)	Information Sharing Agreement – PIMCO(n)
	(bb)	Information Sharing Agreement – Potomac(p)
	(bc)	Information Sharing Agreement – Putnam(ae)
	(bd)	Information Sharing Agreement – Rydex(n)
	(be)	Information Sharing Agreement – Security Funds(o)
	(bf)	Information Sharing Agreement – T. Rowe Price(o)
	(bg)	Information Sharing Agreement – Van Eck(ae)
	(bh)	Information Sharing Agreement – Wells Fargo(p)

(9)	Opinion of Counsel

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel

(11)	Not Applicable

(12)	Not Applicable

(13)	(a)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, and Douglas G. Wolff(y)
	(b)	Power of Attorney of Roger S. Offermann(ab)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2010)

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2012).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed October 19, 2012).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2013).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
John F. Frye	Senior Vice President, Chief Financial Officer, Chief Investment Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Albert J. Dal Porto	Vice President
Kevin M. Watt	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Carmen R. Hill	Second Vice President and Chief Compliance Officer
Jeanne R. Slusher	Second Vice President and Director of Audit
Rui Guo	Second Vice President and Product Actuary
Danny D. Purcell	Assistant Vice President and Appointed Actuary
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
A24 Films, LLC	DE	66.67%	by SBC Funding, LLC
Aberdeen investment entities	DE	100%	by Crossfield Holdings, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF investment entities	DE	100%	by GPFT Holdco, LLC
AF V, LLC	DE	100%	by GPFT Holdco, LLC
AF VI, LLC	DE	100%	by GPFT Holdco, LLC
AF VII, LLC	DE	100%	by GPFT Holdco, LLC
AFSP Fund I Partners, LLC	DE	53.61%	by Compatriot Capital, Inc.
AG/SRI Crystal Lake, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Fossil Creek, LLC	DE	90%	by SRI Ventures, LLC
AG/SRI Prestonwood, LLC	DE	90%	by SRI Ventures, LLC
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.29%	by 1900 Capital, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Aureus Belmont Growth Partners, LLC	DE	61.45%	by Compatriot Capital, Inc.
Aureus Group, LLC	DE	29.85%	by Compatriot Capital, Inc.
Bateson Holdings, LLC	DE	100%	by EquiTrust Holdings, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
Bismarck Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc..
		1%	by Briggs Equipment Mexico, Inc
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Canby investment entities	DE	100%	by Crossfield Holdings, LLC
Capitol Park investment entities	DE	100%	by Fairbury Holdings, LLC
Caprock Funding entities	DE	100%	by Corporate Funding V, LLC
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.25%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding investment entities	DE	100%	by GPFT Holdco, LLC
Corporate Funding IV, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.47%	by AFSP Fund I Partners, LLC
Crestview investment entities	DE	100%	by Bateson Holdings, LLC
Crossfield Holdings, LLC	DE	100%	by PLIC Holdings, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.81%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36.0-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	23.85%	by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	0%	Managed by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	18.47%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.46%	by Compatriot Capital, Inc.
E2M Strategic Fund (Fund A), LP	DE	0%	Managed by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37.03%	by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	60%	by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	0%	Managed by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Eiger Fund I, LP	DE	38.79%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
Ellsford Financial Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Enfield Holdings, LLC	NJ	100%	by EquiTrust Holdco Parent, LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent II, LLC	DE	70%	by EquiTrust Investors Holdings, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC
EquiTrust Holdco Parent, LLC	DE	0%	Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Investors Holdings, LLC	DE	0%	Managed by Guggenheim Insurance Holdco, LLC
EquiTrust Life Insurance Company	IA	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
ET Note Holdco, LLC	DE	100%	by EquiTrust Investors Holdings, LLC
Fairbury Holdings, LLC	DE	100%	by GLAC Holdings, LLC
Fieldstone investment entities	DE	100%	by Bateson Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Fund, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
Gaston Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GBM Investco investment entities	DE	100%	by PLIC Holdings, LLC
GBM Investco investment entities	DE	100%	by EquiTrust Holdings, LLC
GBM Investco investment entities	DE	100%	by GLAC Holdings, LLC
GBM investment entities	DE	100%	by Security Benefit Corporation
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.17%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
Generation Financial Group, LLC	DE	50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.87%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.81%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Peru Dunas Holdings, Inc.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Managed by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings LP	CYM	0%	Managed by GGIC IIP Holdings Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC IIP Holdings LP	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC IIP Holdings Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC KTI Holdings, Ltd.	CYM	100%	by Guggenheim Global Infrastructure Company Limited
GGIC Loan Funding I, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Managed by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Managed by GGT GP LLC
GGT Trading	DE	0%	Managed by GGT GP LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Managed by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Management, LLC
GLAC CRE Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Managed by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Managed by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPI3, LLC	DE	100%	by GLAC Holdings, LLC
GPIM Holdings V, LLC	DE	(Varies)	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
GRE II Absolute Return Fund Ltd.	CYM	100%	by Guggenheim Plus II L.P.
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84.0-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE property holding companies	DE	0%	Managed by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	67.0-100%	by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	0%	Managed by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	95.0-100%	by Guggenheim Plus Mezzanine Finance L.P.
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Greenpark AHC, LLC	NJ	100%	by GLAC Holdings, LLC
Greenwood Holdco, LLC	NJ	100%	by GLAC Holdings, LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
Greyhound Financial Holdings, LLC	NJ	100%	by GLAC Holdings, LLC
GS Gamma Advisors, LLC	DE	50%	by GS Gamma Holdings, LLC
GS Gamma Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
GS Gamma Investments, LLC	DE	0%	Managed by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by GPFT Holdco, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Managed by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
GSFI, LLC	DE	30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Managed by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Managed by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Managed by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Managed by Guggenheim Aviation Services II, LLC
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Managed by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, LLC	DE	39.5%	by Guggenheim Partners, LLC
Guggenheim Aviation Services, LLC	DE	10%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Mgmt. (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	38.23%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Managed by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Energy Advisors, LLC	DE	100%	by GP Energy Partners, LLC
Guggenheim Energy Advisors, LLC	DE	0%	Managed by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Managed by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Franklin Park Investments, L.P.	CYM	34.5%	by Guggenheim Franklin Park Investments, LLC
Guggenheim Franklin Park Investments, LLC	DE	60%	by GC Parent Holdings, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by Guggenheim Global Infrastructure Company Limited
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim Global Infrastructure Company Limited	GGY	100%	by Guggenheim Franklin Park Investments, L.P.
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors (Suisse) S.A.	CHE	16.67%	by Guggenheim Capital, LLC
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company fka JMFI Servicing Company	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	80.98%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Art Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Managed by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Mgmt. Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Investment Mgmt., LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Latin America, Inc.	DE	16.67%	by GPBLK, Inc.
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Managed by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Managed by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.
Guggenheim Plus Mezzanine Finance L.P.	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus Unleveraged LLC	DE	100%	by Guggenheim Trust Company LLC
Guggenheim Portfolio Mgmt. (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate Absolute Return Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate International Fund L.P.	CYM	0%	Managed by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	59.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.94%	by GPFT Holdco, LLC
Guggenheim Real Estate Securities Fund L.P.	DE	0%	Managed by GRES GP LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim SBC Holdings, LLC	DE	0%	Managed by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Mgmt., LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Managed by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.84%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim VG, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	88.5%	by Guggenheim Partners, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	27.96%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.87%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Funding, LLC	DE	100%	by GPFT Holdco, LLC
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Ingersol investment entities	DE	100%	by Bateson Holdings, LLC
Internet Radio Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Bismarck Real Estate Partners, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.22%	by Guggenheim Partners, LLC
Jonquil Park Capital, LLC	DE	99.5%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Kenwood investment entities	DE	100%	by Bateson Holdings, LLC
Kessler investment entities	DE	100%	by Crossfield Holdings, LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by AF V, LLC
Kitts Hill Funding B, LLC	DE	100%	by AF VI, LLC
Kitts Hill Funding C, LLC	DE	100%	by AF VII, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LBAR, LLC	NC	50%	by Briggs Equipment, Inc.
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Leading Apartments LLC	DE	100%	by Village Green Holding, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Marbrook investment entities	DE	100%	by Fairbury Holdings, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Managed by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Managed by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
NZC Guggenheim Funds	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkington Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.29%	by Sammons Power Development, Inc.
Pelia Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.36%	by GC Pilar Golf Investment, LLC
Pillar Financial, LLC	DE	0%	Managed by Links Holdings LLC
Pillar Financial, LLC	DE	24.24%	by Links Holdings LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
Platler Financial Holdings, LLC	NJ	100%	by PLIC Holdings, LLC
PLIC CRE Holdings, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Poertner Holdco, LLC	NJ	100%	by PLIC Holdings, LLC
Prairie Trail investment entities	DE	100%	by Crossfield Holdings, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	0%	Managed by Stonebridge Investors II, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rockwood investment entities	DE	100%	by Fairbury Holdings, LLC
RS Income Joint Venture	TX	50%	by Sammons Income Properties, Inc.
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Security Benefit Asset Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Income Properties, Inc.	DE	100%	by Compatriot Capital, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.22%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors I, LLC
SB property holding entities	DE	100%	by Retail Investors II, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTCL Funding, LLC	DE	100%	by Corporate Funding IV, LLC
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2, inc.	KS	100%	by Security Benefit Corporation
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Mgmt. Holdings, LLC	KS	100%	by GPFT Holdco, LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sena Financial investment entities	DE	100%	by Crossfield Holdings, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Silver Ridge investment entities	DE	100%	by Fairbury Holdings, LLC
Ski Partners II, LLC	DE	32.75%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.73%	by Compatriot Capital, Inc.
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22.02%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line City Apartments, LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding, LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	99%	by Compatriot Capital, Inc.
St. James Capital, LLC	DE	100%	by Pillar Financial, LLC
Stellar Funding Ltd	CYM	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Bismarck Real Estate Partners, Inc.
The Grove Park Inn Resort, Inc.	DE	100%	by Consolidated Investment Services, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Managed by SBC Funding, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Managed by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Toledo-MNG, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.57%	by GC Pilar Golf Investment, LLC
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	99.97%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Managed by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Village Green Communications LLC	DE	100%	by Village Green Holding, LLC
Village Green Construction LLC	DE	100%	by Village Green Holding, LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding, LLC
Village Green Holding, LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding, LLC
Washburn investment entities	DE	100%	by Crossfield Holdings, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Whitestone Houston Land, Ltd.	DE	29.4%	by Heights 2, LLC d/b/a WSGEV Holdings, LP
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	99.97%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contract Owners

As of February 28, 2013 there were 25,872 owners of Qualified Contracts and 7,818 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)

SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	Ryan W. Johnson	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kenneth J. Rathke	Assistant Vice President
	Lorette F. Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$3,804,5071	$2,778,3862	$0	N/A

1      SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.

2      A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 26th day of April 2013.

Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)
By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2013.

SIGNATURES AND TITLES

By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Chief Investment Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary, and Director
By:	*
Douglas G. Wolff, President and Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(i)	Commission Schedule – EliteDesigns II

(5)	(f)	EliteDesigns II Application – Generic

(8)	(c)	Participation Agreement – ALPS (Ibbotson)
	(k)	Participation Agreement – Franklin Templeton – Variable Insurance Funds
	(l)	Participation Agreement – Fred Alger
	(v)	Participation Agreement – Northern Lights (7Twelve Balanced)
	(z)	Participation Agreement – Northern Lights (Probabilities)
	(al)	Participation Agreement – Virtus

(9)	Opinion of Counsel